                                           REGISTRATION NOS. 333-52366/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            PRE-EFFECTIVE AMENDMENT

                        POST-EFFECTIVE AMENDMENT NO. 16                     [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 111                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-9414
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.
                KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [_] on(date) pursuant to paragraph (b) of Rule 485

    [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of
        Rule 485
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485



================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                                                PROSPECTUS HEADING
--------                                                                                ------------------
  1.     Cover Page.................................................. Cover Page

  2.     Definitions................................................. Important Terms You Should Know

  3.     Synopsis.................................................... Table of Expenses

  4.     Condensed Financial Information............................. General Information--Performance; General
                                                                        Information--Financial Statements; Accumulation
                                                                        Unit Value Tables

  5.     General Description of Registrant, Depositor, and Portfolio  MetLife; Metropolitan Life Separate Account E; Your
         Companies...................................................   Investment Choices; General Information--Voting
                                                                        Rights

  6.     Deductions and Expenses..................................... Table of Expenses; Deferred Annuities--Charges;
                                                                        Deferred Annuities--Withdrawal Charges; Deferred
                                                                        Annuities--Premium and Other Taxes; Income
                                                                        Options--Charges; General Information--Who
                                                                        Sells the Deferred Annuities; Appendix--Premium
                                                                        Tax Table

  7.     General Description of Variable Annuity Contracts........... Variable Annuities; Classes of the Deferred Annuity;
                                                                        Deferred Annuities--Purchase Payments (Allocation
                                                                        of Purchase Payments and Limits on Purchase
                                                                        Payments); Deferred Annuities--Transfer Privilege;
                                                                        General Information--Administration (Purchase
                                                                        Payments/Confirming Transactions/Transactions by
                                                                        Telephone or Internet/Processing Transactions/
                                                                        Changes to Your Deferred Annuity/When We Can
                                                                        Cancel Your Deferred Annuity)

  8.     Annuity Period.............................................. Important Terms You Should Know; Deferred
                                                                        Annuities--Pay-out Options (or Income Options);
                                                                        Income Payment Types/The Value of Your Income
                                                                        Payments; Optional Benefits--Guaranteed
                                                                        Minimum Income Benefit

  9.     Death Benefit............................................... Deferred Annuities--Death Benefit--Generally; Basic
                                                                        Death Benefit; Optional Benefits

 10.     Purchases and Annuity Values................................ MetLife; Metropolitan Life Separate Account E; Deferred
                                                                        Annuities--Purchase Payments (Allocation of
                                                                        Purchase Payments and Limits on Purchase
                                                                        Payments); The Value of Your Investment; Pay-out
                                                                        Options (or Income Options); Allocation; The Value
                                                                        of Your Income Payments; General Information--
                                                                        Administration (Purchase Payments)

FORM N-4
ITEM NO.                                                                                  PROSPECTUS HEADING
--------                                                                                  ------------------
 11.     Redemptions................................................. Deferred Annuities--Access to Your Money (Systematic
                                                                        Withdrawal Program and Minimum Distribution);
                                                                        Deferred Annuities--Withdrawal Charges (When No
                                                                        Withdrawal Charge Applies); General Information--
                                                                        When We Can Cancel Your Deferred Annuity

 12.     Taxes....................................................... Income Taxes

 13.     Legal Proceedings........................................... Legal Proceedings

 14.     Table of Contents of the                                     Table of Contents of the Statement of Additional
         Statement of Additional Information.........................   Information

 15.     Cover Page.................................................. Cover Page

 16.     Table of Contents........................................... Table of Contents

 17.     General Information and History............................. Not Applicable

 18.     Services.................................................... Independent Registered Public Accounting Firm;
                                                                        Services; Distribution of Certificates and Interests in
                                                                        the Deferred Annuities

 19.     Purchase of Securities Being Offered........................ Not Applicable

 20.     Underwriters................................................ Distribution of Certificates and Interests in the Deferred
                                                                        Annuities; Early Withdrawal Charge

 21.     Calculation of Performance Data............................. Advertisement of the Separate Account

 22.     Annuity Payments............................................ Variable Income Payments

 23.     Financial Statements........................................ Financial Statements of the Separate Account; Financial
                                                                        Statements of MetLife

PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Account (not offered or described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

AMERICAN FUNDS BOND                         LEGG MASON PARTNERS AGGRESSIVE GROWTH (FORMERLY, JANUS
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION   AGGRESSIVE GROWTH)
AMERICAN FUNDS GROWTH                       LEGG MASON VALUE EQUITY
AMERICAN FUNDS GROWTH-INCOME                LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
BLACKROCK AGGRESSIVE GROWTH                 LOOMIS SAYLES SMALL CAP
BLACKROCK BOND INCOME                       LORD ABBETT BOND DEBENTURE
BLACKROCK DIVERSIFIED                       MET/AIM SMALL CAP GROWTH
BLACKROCK LARGE-CAP CORE (FORMERLY,         METLIFE MID CAP STOCK INDEX
 BLACKROCK INVESTMENT TRUST)                METLIFE STOCK INDEX
BLACKROCK LARGE CAP VALUE                   MFS(R) RESEARCH INTERNATIONAL
BLACKROCK LEGACY LARGE CAP GROWTH           MFS(R) TOTAL RETURN
BLACKROCK MONEY MARKET                      MORGAN STANLEY EAFE(R) INDEX
BLACKROCK STRATEGIC VALUE                   NEUBERGER BERMAN MID CAP VALUE
DAVIS VENTURE VALUE                         NEUBERGER BERMAN REAL ESTATE
FI INTERNATIONAL STOCK                      OPPENHEIMER CAPITAL APPRECIATION
FI LARGE CAP                                OPPENHEIMER GLOBAL EQUITY
FI MID CAP OPPORTUNITIES                    PIMCO INFLATION PROTECTED BOND
FI VALUE LEADERS                            PIMCO TOTAL RETURN
FRANKLIN TEMPLETON SMALL CAP GROWTH         RCM TECHNOLOGY (FORMERLY, RCM GLOBAL TECHNOLOGY)
HARRIS OAKMARK FOCUSED VALUE                RUSSELL 2000(R) INDEX
HARRIS OAKMARK INTERNATIONAL                T. ROWE PRICE LARGE CAP GROWTH
HARRIS OAKMARK LARGE CAP VALUE              T. ROWE PRICE MID-CAP GROWTH
JANUS FORTY                                 T. ROWE PRICE SMALL CAP GROWTH
JENNISON GROWTH                             WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
LAZARD MID-CAP                              WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                   ASSET ALLOCATION PORTFOLIOS
METLIFE CONSERVATIVE ALLOCATION             METLIFE MODERATE TO AGGRESSIVE ALLOCATION
METLIFE CONSERVATIVE TO MODERATE ALLOCATION METLIFE AGGRESSIVE ALLOCATION
METLIFE MODERATE ALLOCATION
                             EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS
CYCLICAL GROWTH AND INCOME ETF              CYCLICAL GROWTH ETF

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information
("SAI"), dated April   , 2008. The SAI is considered part of this Prospectus as
though it were included in the Prospectus. The Table of Contents of the SAI appears on page 121 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893
(800) 638-7732




 DEFERRED
 ANNUITIES
 AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
   .  B
   .  Bonus
   .  C
   .  L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

                               TABLE OF CONTENTS


Important Terms You Should Know.................................................  5
Table of Expenses...............................................................  8
Accumulation Unit Values Tables................................................. 26
MetLife......................................................................... 27
Metropolitan Life Separate Account E............................................ 27
Variable Annuities.............................................................. 27
    Replacement of Annuity Contracts............................................ 28
    The Deferred Annuity........................................................ 28
Classes of the Deferred Annuity................................................. 29
Your Investment Choices......................................................... 32
Deferred Annuities.............................................................. 38
    The Deferred Annuity and Your Retirement Plan............................... 38
    Automated Investment Strategies and Enhanced Dollar Cost Averaging Program.. 38
    Purchase Payments........................................................... 42
        Allocation of Purchase Payments......................................... 44
        Debit Authorizations.................................................... 44
        Limits on Purchase Payments............................................. 44
    The Value of Your Investment................................................ 44
    Transfer Privilege.......................................................... 45
    Access to Your Money........................................................ 48
        Systematic Withdrawal Program........................................... 48
    Charges..................................................................... 49
        Separate Account Charge................................................. 49
        Investment-Related Charge............................................... 50
    Annual Contract Fee......................................................... 50
        Optional Enhanced Death Benefit......................................... 50
        Optional Guaranteed Minimum Income Benefits............................. 50
        Optional Guaranteed Withdrawal Benefits................................. 51
        Optional Guaranteed Minimum Accumulation Benefit........................ 51
    Premium and Other Taxes..................................................... 51
    Withdrawal Charges.......................................................... 52
        When No Withdrawal Charge Applies....................................... 53
    Free Look................................................................... 54
    Death Benefit--Generally.................................................... 54
        Basic Death Benefit..................................................... 56
    Optional Death Benefits..................................................... 57
        Annual Step-Up Death Benefit............................................ 57
        Greater of Annual Step-Up or 5% Annual Increase Death Benefit........... 59
        The Enhanced Death Benefit.............................................. 60
        Earnings Preservation Benefit........................................... 63
    Living Benefits............................................................. 66
        Overview of Living Benefits............................................. 66
           Guaranteed Income Benefits........................................... 66
           Guaranteed Withdrawal Benefits....................................... 80

        Guaranteed Minimum Accumulation Benefit.................................  98
    Pay-Out Options (or Income Options)......................................... 101
        Income Payment Types.................................................... 102
        Allocation.............................................................. 103
        Minimum Size of Your Income Payment..................................... 103
        The Value of Your Income Payments....................................... 103
        Reallocation Privilege.................................................. 105
        Charges................................................................. 107
General Information............................................................. 108
    Administration.............................................................. 108
        Purchase Payments....................................................... 108
        Confirming Transactions................................................. 108
        Processing Transactions................................................. 108
           By Telephone or Internet............................................. 109
           After Your Death..................................................... 109
           Misstatement......................................................... 109
           Third Party Requests................................................. 110
           Valuation--Suspension of Payments.................................... 110
    Advertising Performance..................................................... 110
    Changes to Your Deferred Annuity............................................ 112
    Voting Rights............................................................... 113
    Who Sells the Deferred Annuities............................................ 113
    Financial Statements........................................................ 115
    Your Spouse's Rights........................................................ 115
    When We Can Cancel Your Deferred Annuity.................................... 115
Income Taxes.................................................................... 116
Legal Proceedings............................................................... 126
Table of Contents for the Statement of Additional Information................... 127
Appendix A Premium Tax Table.................................................... 128
Appendix B Accumulation Unit Values For Each Investment Division Tables......... 129
Appendix C Portfolio Legal Names and Marketing Names............................ 143


The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the contract owner dies.

CONTRACT

A Contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "you" is the contract owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a beneficiary of a deceased person's Individual Retirement Account contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

       The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.

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  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments...................                 None
Withdrawal Charge (as a percentage of each purchase
  payment) (1)..............................................             Up to 9%
Transfer Fee (2)............................................ Current Charge: None
                                                   Maximum Guaranteed Charge: $25

 /1/A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:

          IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
          ------------------------ ------- ----------- ------- -------
                 1................    7%        9%      None      7%
                 2................    6%        8%                6%
                 3................    6%        8%                5%
                 4................    5%        7%                0%
                 5................    4%        6%                0%
                 6................    3%        4%                0%
                 7................    2%        3%                0%
                 Thereafter.......    0%        0%                0%

    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.
 /2/We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

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     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (3)............................................................................. $30


Current Separate Account Charge (as a percentage of your Account Balance) for all investment divisions except the American Funds
Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                     B CLASS          BONUS CLASS (5)          C CLASS          L CLASS
Death Benefit*                                       -------          ---------------          -------          -------
  Basic Death Benefit...............................  1.25%                1.70%                1.65%            1.50%
  Optional Annual Step-Up Death Benefit.............  1.45%                1.90%                1.85%            1.70%
  Optional Greater of Annual Step-Up or 5%..........  1.60%                2.05%                2.00%            1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%                 .25%                 .25%             .25%



   *See below for an additional optional death benefit, the Enhanced Death
    Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from your Account Balance.

     Current Separate Account Charge (as a percentage of your Account
     Balance) for American Funds Bond, American Funds Growth-Income,
     American Funds Growth and American Funds Global Small Capitalization
     Divisions (4)
                                    B CLASS BONUS CLASS (5) C CLASS L CLASS
     Death Benefit*                 ------- --------------- ------- -------
       Basic Death Benefit.........  1.50%       1.95%       1.90%   1.75%
       Optional Annual Step-Up
         Benefit...................  1.70%       2.15%       2.10%   1.95%
       Optional Greater of Annual
         Step-Up or 5% Annual
         Increase Amount...........  1.85%       2.30%       2.25%   2.10%
     Optional Earnings
       Preservation Benefit (6)....   .25%        .25%        .25%    .25%



   *See below for an additional optional death benefit, the Enhanced Death
    Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from your Account Balance.



                   Additional Optional Death Benefits
                       Enhanced Death Benefit
                         (7a) (Prior to Optional   [  ]% of the
                         Step-Up) (issue ages      Death Benefit
                         0-[60-80])............... Base
                       Enhanced Death Benefit
                         (7a) (Prior to Optional   [  ]% of the
                         Step-Up)                  Death Benefit
                         (issue ages [60-80])..... Base
                       Enhanced Death Benefit
                         (7a) (Maximum upon        1.50% of the
                         Optional Step-Up)         Death Benefit
                         (issue ages 0-[60-80])... Base
                       Enhanced Death Benefit
                         (7a) (Maximum upon        1.50% of the
                         Optional Step-Up)         Death Benefit
                         (issue ages [60-80])..... Base



    You may not have a Guaranteed Withdrawal Benefit, a Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. You may not have the Enhanced Death Benefit in effect with any living benefit rider except the Guaranteed Minimum Income Benefit Plus II.

    If the Guaranteed Minimum Income Benefit Plus II is purchased with the Enhanced Death Benefit, the charge for the Enhanced Death Benefit is reduced to [ ]% of the Death Benefit Base for issue ages 0-[60-80] and [ ]% for issue ages [60-80].



Optional Guaranteed Income Benefits
    Guaranteed Minimum Income Benefit Plus II (Prior to Optional Step-Up) (7)...................... [  ]% of the
                                                                                                    Income Base
    Guaranteed Minimum Income Benefit Plus I (Prior to Optional Step-Up) (7)....................... 0.80% of the
                                                                                                    Income Base
    Guaranteed Minimum Income Benefit Plus II/Guaranteed Minimum Income Benefit Plus I              1.50% of the
      (Maximum upon Optional Step-Up) (7).......................................................... Income Base
    Guaranteed Minimum Income Benefit II and Guaranteed Minimum Income Benefit I (7)............... 0.50% of the
                                                                                                    Income Base
Optional Guaranteed Withdrawal Benefits
  Lifetime Withdrawal Benefits
    Lifetime Withdrawal Guarantee Benefit II (Single Life Version) (Prior to Automatic Annual       [  ]% of the
      Step-Up) (8)................................................................................. Total Guaranteed
                                                                                                    Withdrawal
                                                                                                    Amount
    Lifetime Withdrawal Guarantee Benefit II (Single Life Version) (Maximum upon Automatic Annual   1.25% of the
      Step-Up) (8)................................................................................. Total Guaranteed
                                                                                                    Withdrawal
                                                                                                    Amount

    Lifetime Withdrawal Guarantee Benefit II (Joint Life Version) (Prior to Automatic Annual       [  ]% of the
      Step-Up) (8)................................................................................ Total Guaranteed
                                                                                                   Withdrawal
                                                                                                   Amount
    Lifetime Withdrawal Guarantee Benefit II (Joint Life Version) (Maximum upon Automatic Annual   1.50% of the
      Step-Up) (8)................................................................................ Total Guaranteed
                                                                                                   Withdrawal
                                                                                                   Amount
    Lifetime Withdrawal Guarantee Benefit I (Single Life Version) (Prior to Automatic Annual       0.50% of the
      Step-Up) (8)................................................................................ Total Guaranteed
                                                                                                   Withdrawal
                                                                                                   Benefit
    Lifetime Withdrawal Guarantee Benefit I (Single Life Version) (Maximum upon Automatic Annual   0.95% of the
      Step-Up) (8)................................................................................ Total Guaranteed
                                                                                                   Withdrawal
                                                                                                   Benefit
    Lifetime Withdrawal Guarantee Benefit I (Joint Life Version) (Prior to Automatic Annual        0.70% of the
      Step-Up) (8)................................................................................ Total Guaranteed
                                                                                                   Withdrawal
                                                                                                   Amount
    Lifetime Withdrawal Guarantee Benefit I (Joint Life Version) (Maximum upon Automatic Annual    1.40% of the
      Step-Up) (8)................................................................................ Total Guarantee
                                                                                                   Withdrawal
                                                                                                   Benefit Amount
  Guaranteed Withdrawal Benefits
    Enhanced Guaranteed Withdrawal Benefit (Prior to Optional Reset) (8).......................... 0.55% of the
                                                                                                   Guaranteed
                                                                                                   Withdrawal
                                                                                                   Amount
    Enhanced Guaranteed Withdrawal Benefit (Maximum upon Optional Reset) (8)...................... 1.00% of the
                                                                                                   Guaranteed
                                                                                                   Withdrawal
                                                                                                   Amount
    Guaranteed Withdrawal Benefit I (Prior to Optional Reset) (8)................................. 0.50% of the
                                                                                                   Guaranteed
                                                                                                   Withdrawal
                                                                                                   Amount

    Guaranteed Withdrawal Benefit I (Maximum Upon Optional Reset) (8).. 0.95% of the
                                                                        Guaranteed
                                                                        Withdrawal
                                                                        Amount
Optional Guaranteed Asset Accumulation Benefits
    Guaranteed Minimum Accumulation Benefit (9)........................ 0.75% of the
                                                                        Guaranteed
                                                                        Accumulation
                                                                        Amount


/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions as shown in the table labeled "Current Separate Account Charge for the American Funds Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.

    We are waiving 0.08% of the Separate Account charge for the investment division investing in the BlackRock Large-Cap Core Portfolio.

/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years.

/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen. You pay the Separate Account charge designated under the appropriate class for the Basic Death Benefit, the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.


/7a/The charge for the Enhanced Death Benefit is a percentage of your Death
    Benefit Base, as defined later in this Prospectus. You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates.

/7/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates. Different charges for the Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II were in effect prior to May 1, 2005. Different charges for the Guaranteed Minimum Income Benefit Plus I were in effect prior to February 26, 2007. (See Guaranteed Income Benefits for more information.)

/8/ The charge for the Guaranteed Withdrawal Benefit I and the Enhanced
    Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. The charge for the Lifetime Withdrawal Guarantee Benefit I and Lifetime Withdrawal Guarantee Benefit II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. (See Guaranteed Withdrawal Benefits for more information.)

/9/ The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus. You do not pay for this charge once you are in the pay-out phase of your Contract or after your rider terminates. (See Guaranteed Minimum Accumulation Benefit for more information.)


  ----------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.



     Total Annual Metropolitan Fund, Met Investors Fund   Minimum* Maximum
     and American Funds Operating Expenses for the fiscal
     year ending December 31, 2006 (expenses that are
     deducted from these Funds's assets include
     management fees, distribution fees (12b-1 fees) and     0.55%   1.30%
     other expenses)
     After Waiver and/or Reimbursement of Expenses (11)..    0.54%   1.30%


  * Does not take into consideration any American Funds Portfolio, for which an additional separate account charge applies.

 /10/This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.

/11/Pursuant to an Expense Agreement, MetLife Advisers, LLC ("MetLife
    Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses and underlying Portfolio investment management fees and expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following Portfolios, exclusive of 12b-1 fees, as indicated:

            Portfolio                                     Percentage
            ---------                                     ----------
            MetLife Conservative Allocation Portfolio        0.10%
            MetLife Conservative to Moderate Allocation
              Portfolio                                      0.10%
            MetLife Moderate Allocation Portfolio            0.10%
            MetLife Moderate to Aggressive Allocation
              Portfolio                                      0.10%
            MetLife Aggressive Allocation Portfolio          0.10%

    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2008. The effect of such waiver and reimbursement is that performance results are increased.

    MetLife Advisers has also agreed to waive a portion of its investment management fee until at least April 30, 2008 for the following Portfolios in the percentage amounts specified below:

Portfolio                                            Percentage Before Waiver              Percentage After Waiver
---------                                            ------------------------              -----------------------
MetLife Stock Index Portfolio                                            0.25                                0.243
T. Rowe Price Large Cap Growth Portfolio        0.65 of the first $50 million       0.635 of the first $50 million
                                          0.60 of the excess over $50 million  0.60 of the excess over $50 million
MetLife Mid Cap Stock Index Portfolio                                    0.25                                0.243
Loomis Sayles Small Cap Portfolio              0.90 of the first $500 million       0.85 of the first $500 million
                                         0.85 of the excess over $500 million 0.80 of the excess over $500 million
Russell 2000(R) Portfolio                                                0.25                                0.243
Morgan Stanley EAFE(R) Portfolio                                         0.30                                0.293
Lehman Brothers(R) Aggregate Bond
  Index Portfolio                                                        0.25                                0.244
BlackRock Bond Income Portfolio                  0.40 of the first $1 billion         0.40 of the first $1 billion
                                                  0.35 of the next $1 billion         0.325 of the next $1 billion
                                                  0.30 of the next $1 billion          0.30 of the next $1 billion
                                           0.25 of the excess over $3 billion   0.25 of the excess over $3 billion
BlackRock Money Market Portfolio                 0.35 of the first $1 billion      0.345 of the first $500 million
                                                  0.30 of the next $1 billion       0.335 of the next $500 million
                                           0.25 of the excess over $2 billion          0.30 of the next $1 billion
                                                                                0.25 of the excess over $2 billion

    The effect of such waiver is that performance results are increased. See the attached prospectus for the Metropolitan Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Advisers and the Metropolitan Fund.

/12/Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement under which MetLife Investors has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2008, exclusive of 12b-1 fees, the following percentages: 0.55% for the Cyclical Growth ETF Portfolio and 0.55% for the Cyclical Growth and Income ETF Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by MetLife Investors may, with the approval of the Fund's Board of Trustees, be repaid by the applicable Portfolio to MetLife Investors. The effect of such waiver and reimbursement is that performance results are increased. See the attached prospectus for the Met Investors Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Investors and the Met Investors Fund.


  METROPOLITAN FUND CLASS B ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2006
(as a percentage of average net assets) (16)                                      A+B+C=D                       D-E=F
                                                                     C             TOTAL                        TOTAL
                                                  A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                              MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                 FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
BlackRock Aggressive Growth Portfolio (25)...    0.72%   0.25%      0.06%          1.03%          0.00%          1.03%
BlackRock Bond Income Portfolio (11)(15)(25).    0.39%   0.25%      0.07%          0.71%          0.01%          0.70%
BlackRock Diversified Portfolio (25).........    0.44%   0.25%      0.07%          0.76%          0.00%          0.76%
BlackRock Large Cap Value Portfolio (24)(25).    0.70%   0.25%      0.11%          1.06%          0.00%          1.06%
BlackRock Legacy Large Cap Growth Portfolio
  (25).......................................    0.73%   0.25%      0.07%          1.05%          0.00%          1.05%
BlackRock Money Market Portfolio (11)(20)(25)    0.34%   0.25%      0.04%          0.63%          0.01%          0.62%
BlackRock Strategic Value Portfolio (25).....    0.82%   0.25%      0.06%          1.13%          0.00%          1.13%
Davis Venture Value Portfolio................    0.71%   0.25%      0.04%          1.00%          0.00%          1.00%
FI International Stock Portfolio (23)........    0.85%   0.25%      0.13%          1.23%          0.00%          1.23%
FI Large Cap Portfolio (36)..................    0.78%   0.25%      0.06%          1.09%          0.00%          1.09%
FI Mid Cap Opportunities Portfolio (22)......    0.68%   0.25%      0.06%          0.99%          0.00%          0.99%
FI Value Leaders Portfolio...................    0.64%   0.25%      0.07%          0.96%          0.00%          0.96%
Franklin Templeton Small Cap Growth
  Portfolio (24).............................    0.90%   0.25%      0.15%          1.30%          0.00%          1.30%
Harris Oakmark Focused Value Portfolio.......    0.72%   0.25%      0.05%          1.02%          0.00%          1.02%
Harris Oakmark Large Cap Value Portfolio.....    0.72%   0.25%      0.06%          1.03%          0.00%          1.03%
Jennison Growth Portfolio (26)...............    0.63%   0.25%      0.05%          0.93%          0.00%          0.93%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (11).............................    0.25%   0.25%      0.06%          0.56%          0.01%          0.55%
Loomis Sayles Small Cap Portfolio (11).......    0.90%   0.25%      0.07%          1.22%          0.05%          1.17%
MFS(R) Total Return Portfolio (36)...........    0.53%   0.25%      0.05%          0.83%          0.00%          0.83%
MetLife Mid Cap Stock Index Portfolio
  (11)(13)...................................    0.25%   0.25%      0.07%          0.58%          0.01%          0.57%
MetLife Stock Index Portfolio (11)...........    0.25%   0.25%      0.05%          0.55%          0.01%          0.54%
Morgan Stanley EAFE(R) Index Portfolio
  (11)(39)...................................    0.30%   0.25%      0.13%          0.70%          0.01%          0.69%
Neuberger Berman Mid Cap Value Portfolio (36)    0.65%   0.25%      0.06%          0.96%          0.00%          0.96%
Oppenheimer Global Equity Portfolio (27).....    0.53%   0.25%      0.09%          0.87%          0.00%          0.87%
Russell 2000(R) Index Portfolio (11).........    0.25%   0.25%      0.09%          0.61%          0.01%          0.60%
T. Rowe Price Large Cap Growth Portfolio (11)    0.60%   0.25%      0.08%          0.93%          0.00%          0.93%
T. Rowe Price Small Cap Growth Portfolio.....    0.51%   0.25%      0.07%          0.83%          0.00%          0.83%
Western Asset Management Strategic Bond
  Opportunities Portfolio (31)...............    0.63%   0.25%      0.07%          0.95%          0.00%          0.95%
Western Asset Management U.S. Government
  Portfolio (31).............................    0.50%   0.25%      0.07%          0.82%          0.00%          0.82%
                                                                                              ----------------------------

  ASSET ALLOCATION
  PORTFOLIOS (29)
                                                                                        NET TOTAL
                                                                                         ANNUAL
                                                                                        EXPENSES
                                                                                        INCLUDING
                                                                             D-E =F   ESTIMATED NET
                         A        B                  A+B+C=D        E       NET TOTAL   EXPENSES
                     MANAGEMENT 12b-1       C         TOTAL      WAIVER/     ANNUAL   OF UNDERLYING
                        FEES    FEES  OTHER EXPENSES EXPENSES REIMBURSEMENT EXPENSES   PORTFOLIOS
---------------------------------------------------------------------------------------------------
MetLife
  Conservative
  Allocation
  Portfolio (11)....    0.10    0.25       0.09        0.44       0.09        0.35        0.96
MetLife
  Conservative to
  Moderate
  Allocation
  Portfolio (11)....    0.10    0.25       0.02        0.37       0.02        0.35        1.00
MetLife Moderate
  Allocation
  Portfolio (11)....    0.10    0.25       0.01        0.36       0.01        0.35        1.05
MetLife Moderate to
  Aggressive
  Allocation
  Portfolio (11)....    0.10    0.25       0.01        0.36       0.01        0.35        1.10
MetLife Aggressive
  Allocation
  Portfolio (11)....    0.10    0.25       0.07        0.42       0.07        0.35        1.10


  MET INVESTORS FUND CLASS B ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2006
                                                                                              ----------------------------
(as a percentage of average net assets) (16)                                      A+B+C=D                       D-E=F
                                                                     C             TOTAL                        TOTAL
                                                  A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                              MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                 FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
BlackRock Large-Cap Core Portfolio
  (25)(34)(37)...............................    0.63%   0.25%      0.22%          1.10%          0.00%          1.10%
Harris Oakmark International Portfolio (17)..    0.78%   0.25%      0.13%          1.16%          0.00%          1.16%
Janus Forty Portfolio (14)(37)...............    0.65%   0.25%      0.06%          0.96%          0.00%          0.96%
Lazard Mid-Cap Portfolio (30)................    0.70%   0.25%      0.06%          1.01%          0.00%          1.01%
Legg Mason Partners Aggressive Growth
  Portfolio (19)(35)(38).....................    0.63%   0.25%      0.09%          0.97%          0.00%          0.97%
Legg Mason Value Equity Portfolio
  (21)(36)(24)...............................    0.64%   0.25%      0.16%          1.05%          0.00%          1.05%
Lord Abbett Bond Debenture Portfolio (15)....    0.50%   0.25%      0.04%          0.79%          0.00%          0.79%
MFS(R) Research International Portfolio......    0.72%   0.25%      0.14%          1.11%          0.00%          1.11%
Met/AIM Small Cap Growth Portfolio (38)......    0.87%   0.25%      0.06%          1.18%          0.00%          1.18%
Neuberger Berman Real Estate Portfolio.......    0.64%   0.25%      0.04%          0.93%          0.00%          0.93%
Oppenheimer Capital Appreciation Portfolio
  (38).......................................    0.57%   0.25%      0.05%          0.87%          0.00%          0.87%
PIMCO Inflation Protected Bond Portfolio.....    0.50%   0.25%      0.04%          0.79%          0.00%          0.79%
PIMCO Total Return Portfolio.................    0.50%   0.25%      0.05%          0.80%          0.00%          0.80%
RCM Technology Portfolio (24)(28)(33)(38)....    0.88%   0.25%      0.15%          1.28%          0.00%          1.28%
T. Rowe Price Mid-Cap Growth Portfolio (18)..    0.75%   0.25%      0.03%          1.03%          0.00%          1.03%
                                                                                              ----------------------------

                                                                                                 NET TOTAL
                                                                                                  ANNUAL
                                                                                                 EXPENSES
                                                                                                 INCLUDING
                                                                                                 ESTIMATED
                                                                                          F         NET
                                   A        B                  A+B+C=D        E       NET TOTAL EXPENSES OF
EXCHANGE-TRADED FUNDS          MANAGEMENT 12b-1       C         TOTAL      WAIVER/     ANNUAL   UNDERLYING
PORTFOLIOS (32)                   FEES    FEES  OTHER EXPENSES EXPENSES REIMBURSEMENT EXPENSES  PORTFOLIOS
-----------------------------------------------------------------------------------------------------------
Cyclical Growth and Income
  ETF Portfolio (12)..........    0.45    0.25       0.11        0.81       0.01        0.80       1.05
Cyclical Growth ETF Portfolio
  (12)........................    0.45    0.25       0.09        0.79       0.00        0.79       1.03


  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2006
(as a percentage of average net assets) (16)                                     A+B+C=D                       D-E=F
                                                                    C             TOTAL                        TOTAL
                                                 A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                             MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------
  American Fund Bond Portfolio..............    0.41    0.25       0.01           0.67           0.00           0.67
  American Funds Global Small
    Capitalization Portfolio................    0.72    0.25       0.05           1.02           0.00           1.02
  American Funds Growth-Income Portfolio....    0.27    0.25       0.01           0.53           0.00           0.53
  American Funds Growth Portfolio...........    0.32    0.25       0.02           0.59           0.00           0.59

/13/Other Expenses include 0.01% of "Acquired Fund Fees and Expenses", which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

/14/This Portfolio first became available prior to the opening of business on April 30, 2007. This is a new share class of this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of this Portfolio.

/15/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund. On April 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbott Bond Debenture Portfolio of the Met Investors Fund.

/16/Each of the Metropolitan Fund, Met Investors Fund and American Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee in connection with the Class B shares of the Metropolitan and Met Investors Funds and Class 2 of the American Funds.

/17/On January 1, 2003, Harris Associates L.P. became the sub-investment manager for the State Street Research Concentrated International Portfolio, which changed its name to Harris Oakmark International Portfolio.

/18/On January 1, 2003, T. Rowe Price Associates Inc. became the sub-investment manager for the MFS(R) Mid Cap Growth Portfolio, which changed its name to
    T. Rowe Price Mid-Cap Growth Portfolio.

/19/On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund was merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

/20/BlackRock Money Market Portfolio is only available in the C Class Deferred
    Annuity purchased after April 30, 2003, and a Deferred Annuity issued in New York State and Washington State with Versions I and II of the Optional Guaranteed Minimum Income Benefit and the Optional Guaranteed Withdrawal Benefit.

/21/Prior to the opening of business on May 3, 2004, MFS(R) Research Managers
    Portfolio of the Metropolitan Fund was merged into MFS(R) Investors Trust Portfolio of the Metropolitan Fund. Prior to the opening of business on May 1, 2006, MFS(R) Investors Trust Portfolio of the Metropolitan Fund was merged into the Legg Mason Value Equity Portfolio of the Met Investors Fund.

/22/Prior to the opening of business on May 3, 2004, the FI Mid Cap
    Opportunities Portfolio was merged into the Janus Mid Cap Portfolio and Fidelity Management & Research Company became sub-investment manager for the Portfolio which changed its name to FI Mid Cap Opportunities Portfolio.

/23/On December 16, 2003, Fidelity Research & Management Company became the sub-investment manager for the Putnam International Stock Portfolio, which changed its name to FI International Stock Portfolio.

 /24/Fees waived or expenses reimbursed by the investment manager of these Portfolios in prior years were repaid in the last fiscal year by the investment manager under the terms of prior expense limitation agreements. These amounts per portfolio were:

                 Portfolio                           Percentage
                 ---------                           ----------
                 BlackRock Large Cap Value..........    0.02
                 Franklin Templeton Small Cap Growth    0.03
                 Legg Mason Value Equity............    0.02
                 RCM Technology.....................    0.04

/25/Effective January 31, 2005, BlackRock Advisors, Inc. became the sub-investment manager for the State Street Research Money Market Portfolio, the State Street Research Bond Income Portfolio, the State Street Research Diversified Portfolio, the State Street Research Large Cap Value Portfolio, the State Street Research Investment Trust Portfolio, the State Street Research Large Cap Growth Portfolio, the State Street Research Aggressive Growth Portfolio and the State Street Research Aurora Portfolio, which changed their names, as shown in the following table:

Prior Portfolio Name                                  New Portfolio Name
--------------------                                  ------------------
State Street Research Aggressive Growth
  Portfolio                                  BlackRock Aggressive Growth Portfolio
State Street Research Aurora Portfolio       BlackRock Strategic Value Portfolio
State Street Research Bond Income Portfolio  BlackRock Bond Income Portfolio
State Street Research Diversified Portfolio  BlackRock Diversified Portfolio
State Street Research Investment Trust
  Portfolio                                  BlackRock Investment Trust Portfolio
State Street Research Large Cap Growth       BlackRock Legacy Large Cap Growth
  Portfolio                                  Portfolio
State Street Research Large Cap Value
  Portfolio                                  BlackRock Large Cap Value Portfolio
State Street Research Money Market Portfolio BlackRock Money Market Portfolio

/26/Prior to the opening of business on May 2, 2005, the Met/Putnam Voyager
    Portfolio of the Metropolitan Fund was merged into the Jennison Growth Portfolio of the Metropolitan Fund.

/27/On May 1, 2005, OppenheimerFunds, Inc. became the sub-investment manager for the Scudder Global Equity Portfolio which changed its name to the Oppenheimer Global Equity Portfolio.

/28/On January 15, 2005, RCM Capital Management LLC became the sub-investment manager for the PIMCO PEA Innovation Portfolio which changed its name to RCM Global Technology Portfolio.

/29/These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.06% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.17% for the MetLife Aggressive Strategy Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

/30/On December 19, 2005, Lazard Asset Management LLC became the sub-investment manager for the Met/AIM Mid Cap Core Equity Portfolio which changed its name to Lazard Mid-Cap Portfolio.

/31/On May 1, 2006, Western Asset Management Company became the sub-investment manager for the Salomon Brothers Strategic Bond Opportunities Portfolio and the Salomon Brothers U.S. Government Bond Portfolio which changed their names, respectively, to the Western Asset Management Strategic Bond Portfolio and the Western Asset Management U.S. Government Bond Portfolio.

/32/Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of the Underlying ETF or other investment company. The weighted expenses of the total operating expenses of the Underlying ETFs or other investment companies based upon the allocation of assets as of December 31, 2006 was 0.25% for Cyclical Growth and Income ETF Portfolio and 0.24% for the Cyclical Growth ETF Portfolio. See the prospectus for the portfolios for a description of the allocation targets for each portfolio. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs and other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were 1.06% for the Cyclical Growth and Income ETF Portfolio and 1.03% for the Cyclical Growth ETF Portfolio.

/33/RCM Global Technology Portfolio of the Met Investors Series Trust changed its name to RCM Technology Portfolio, prior to the opening of business on April 30, 2007.

/34/BlackRock Investment Trust Portfolio of the Metropolitan Fund changed its name to BlackRock Large Cap Portfolio on October 2, 2006. Prior to the opening of business on April 30, 2007, the BlackRock Large Cap Portfolio of the Metropolitan Fund was merged into the BlackRock Large-Cap Core Portfolio of the Met Investors Fund.

/35/On October 2, 2006, ClearBridge Advisors, LLC (formerly known as CAM North
    America, LLC) became sub-investment manager for the Janus Aggressive Growth Portfolio, which changed its name, effective November 13, 2006, to Legg Mason Aggressive Growth Portfolio. Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio, prior to the opening of business on April 30, 2007.

 /36/The management fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

 /37/Other Expenses have been restated to reflect the current Met Investors
    Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.

 /38/The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

 /39/Other expenses include 0.02% of the "Acquired Fund Fees and Expenses", which are fees and expenses attributable to underlying portfolio in which the Portfolio invested during the preceding fiscal year.

  EXAMPLES

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,205 $2,078 $2,962 $5,400
Minimum........................................... $1,130 $1,859 $2,607 $4,758

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;
 . you select the Earnings Preservation Benefit: and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $505 $1,538 $2,602 $5,400
Minimum........................................... $430 $1,319 $2,247 $4,758

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,460 $2,416 $3,397 $5,863
Minimum........................................... $1,382 $2,193 $3,039 $5,232

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $560 $1,696 $2,857 $5,863
Minimum........................................... $482 $1,473 $2,419 $5,232

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you surrender your Contract (although no withdrawal charges apply to the C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total Account Balance).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $543 $1,648 $2,776 $5,705
Minimum........................................... $468 $1,431 $2,429 $5,090

  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $543 $1,648 $2,776 $5,705
Minimum........................................... $543 $1,431 $2,429 $5,090

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,228 $2,054 $2,706 $5,583
Minimum........................................... $1,153 $1,835 $2,356 $4,957

  Example 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $528 $1,604 $2,706 $5,583
Minimum........................................... $453 $1,395 $2,356 $4,957

  Example 9. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,195 $2,046 $2,908 $5,287
 Minimum........................................... $1,119 $1,826 $2,552 $4,641

  Example 10. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $495 $1,506 $2,548 $5,287
  Minimum........................................... $419 $1,286 $2,192 $4,641

  Example 11. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,449 $2,385 $3,343 $5,753
 Minimum........................................... $1,372 $2,161 $2,985 $5,118

  Example 12. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $549 $1,655 $2,803 $5,753
  Minimum........................................... $472 $1,441 $2,445 $5,118

  Example 13. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, (although no withdrawal charges apply to the C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total Account Balance).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $533 $1,616 $2,722 $5,594
  Minimum........................................... $458 $1,399 $2,374 $4,976

  Example 14. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges apply to the C Class).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $533 $1,616 $2,722 $5,594
  Minimum........................................... $458 $1,399 $2,374 $4,976

  Example 15. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,218 $2,022 $2,652 $5,472
 Minimum........................................... $1,412 $1,803 $2,301 $4,842

  Example 16. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $518 $1,572 $2,652 $5,472
  Minimum........................................... $442 $1,353 $2,301 $4,842

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix B.

METLIFE

       Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our home office is located at 200 Park Avenue, New York, New York
10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its domestic and international subsidiaries and affiliates, MetLife, Inc. reaches more than 70 million customers around the world and MetLife is the largest life insurer in the United States (based on life insurance in-force). The MetLife companies offer life insurance, annuities, auto and home insurance, retail banking and other financial services to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any such amount under the Guaranteed Minimum Income Benefits, the optional death benefits, the Earnings Preservation Benefit, Guaranteed Withdrawal Benefits, or the Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all contract owners. The Fixed Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain contracts). The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

REPLACEMENT OF ANNUITY CONTRACTS

    From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the withdrawal charge described in this Prospectus. The fees and charges in the new Deferred Annuity may be higher (or lower) and the benefits may be different. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this Prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."


The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. Some features are not available with the Deferred Annuity with the Guaranteed Minimum Income Benefit I or Guaranteed Minimum Income Benefit II issued in New York State and Washington State, regardless of the class of the Deferred Annuity purchased. Some features are not available with the Deferred Annuity with the Guaranteed Withdrawal Benefit I or Enhanced Guaranteed Withdrawal Benefit issued in New York State and in Washington State, regardless of the class of the Deferred Annuity purchased. Some features are not available with the Deferred Annuity with the Lifetime Withdrawal Guarantee Benefit I in New York State and Washington State, regardless of the class of the Deferred Annuity purchased. The Fixed Account is not available with the Guaranteed Minimum Income Benefit Plus I, regardless of the class of the Deferred Annuity purchased. The Fixed Account is not available with the Guaranteed Minimum Accumulation Benefit, regardless of the class of the Deferred

Annuity purchased. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;


..   an Enhanced Death Benefit;

..   an Earnings Preservation Benefit;

..   Guaranteed Minimum Income Benefits;

..   Guaranteed Withdrawal Benefits; and


..   a Guaranteed Minimum Accumulation Benefit.


You may not have a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. You may not have the Enhanced Death Benefit in effect with any living benefit rider except the Guaranteed Minimum Income Benefit Plus II.


Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

CLASSES OF THE DEFERRED ANNUITY

B CLASS


The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.70% to 1.85%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%.


THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)


You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint contract owners, the age of the oldest joint contract owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.15% to 2.30%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.40% to 2.55%. After you have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds investment division). After you have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.70% to 1.85%.

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)


The Bonus Class Deferred Annuity may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.


Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.

--------------------------------------------------------------------------------

                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
Contract Year                  charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.

C CLASS


The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds investment division) and no withdrawal charge. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.10% to 2.25%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.


L CLASS


The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund and the Met Investors Fund, and Class 2 of the American Funds, each impose a 12b-1 Plan fee.

The investment choices are listed in alphabetical order (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

ASSET ALLOCATION PORTFOLIOS


The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not however, receive asset allocation services provided by MetLife Advisers, LLC. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.


EXCHANGE-TRADED FUNDS PORTFOLIOS

The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation Portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each Portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.

    PORTFOLIOS                          INVESTMENT OBJECTIVES
    AMERICAN FUNDS BOND PORTFOLIO       SEEKS TO MAXIMIZE CURRENT INCOME
                                        AND PRESERVE CAPITAL BY INVESTING
                                        PRIMARILY IN FIXED-INCOME
                                        SECURITIES
    AMERICAN FUNDS GLOBAL SMALL         SEEKS CAPITAL APPRECIATION THROUGH
    CAPITALIZATION PORTFOLIO            STOCKS
    AMERICAN FUNDS GROWTH-INCOME        SEEKS BOTH CAPITAL APPRECIATION
    PORTFOLIO                           AND INCOME
    AMERICAN FUNDS GROWTH PORTFOLIO     SEEKS CAPITAL APPRECIATION THROUGH
                                        STOCKS
    BLACKROCK AGGRESSIVE GROWTH
    PORTFOLIO                           SEEKS MAXIMUM CAPITAL APPRECIATION
    BLACKROCK BOND INCOME PORTFOLIO     SEEKS COMPETITIVE TOTAL RETURN
                                        PRIMARILY FROM INVESTING IN
                                        FIXED-INCOME SECURITIES
    BLACKROCK DIVERSIFIED PORTFOLIO     SEEKS HIGH TOTAL RETURN WHILE
                                        ATTEMPTING TO LIMIT INVESTMENT
                                        RISK AND PRESERVE CAPITAL
    BLACKROCK LARGE-CAP CORE PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH BLACKROCK LARGE CAP VALUE PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL BLACKROCK LEGACY LARGE CAP GROWTH
    PORTFOLIO                           SEEKS LONG-TERM GROWTH OF CAPITAL
    BLACKROCK MONEY MARKET PORTFOLIO    SEEKS A HIGH LEVEL OF CURRENT
                                        INCOME CONSISTENT WITH
                                        PRESERVATION OF CAPITAL
    BLACKROCK STRATEGIC VALUE PORTFOLIO SEEKS HIGH TOTAL RETURN,
                                        CONSISTING PRINCIPALLY OF CAPITAL
                                        APPRECIATION
    DAVIS VENTURE VALUE PORTFOLIO       SEEKS GROWTH OF CAPITAL
    FI INTERNATIONAL STOCK PORTFOLIO    SEEKS LONG-TERM GROWTH OF CAPITAL
    FI LARGE CAP PORTFOLIO              SEEKS LONG-TERM GROWTH OF CAPITAL
    FI MID CAP OPPORTUNITIES PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL
    FI VALUE LEADERS PORTFOLIO          SEEKS LONG TERM-GROWTH OF CAPITAL
    FRANKLIN-TEMPLETON SMALL CAP
    GROWTH PORTFOLIO                    SEEKS LONG-TERM CAPITAL GROWTH
    HARRIS OAKMARK FOCUSED VALUE        SEEKS LONG-TERM CAPITAL
    PORTFOLIO                           APPRECIATION
    HARRIS OAKMARK INTERNATIONAL        SEEKS LONG-TERM CAPITAL
    PORTFOLIO                           APPRECIATION
    HARRIS OAKMARK LARGE CAP VALUE      SEEKS LONG-TERM CAPITAL
    PORTFOLIO                           APPRECIATION
    JANUS FORTY PORTFOLIO               SEEKS CAPITAL APPRECIATION
    JENNISON GROWTH PORTFOLIO           SEEKS LONG TERM GROWTH OF CAPITAL
    LAZARD MID-CAP PORTFOLIO            SEEKS LONG-TERM GROWTH OF CAPITAL
    LEGG MASON PARTNERS AGGRESSIVE
    GROWTH PORTFOLIO                    SEEKS LONG-TERM GROWTH OF CAPITAL
    LEGG MASON VALUE EQUITY PORTFOLIO   SEEKS LONG-TERM GROWTH OF CAPITAL
    LEHMAN BROTHERS(R) AGGREGATE BOND   SEEKS TO EQUAL THE PERFORMANCE OF
    INDEX PORTFOLIO                     THE LEHMAN BROTHERS(R) AGGREGATE
                                        BOND INDEX
    LORD ABBETT BOND DEBENTURE          SEEKS TO PROVIDE HIGH CURRENT
    PORTFOLIO                           INCOME AND THE OPPORTUNITY FOR
                                        CAPITAL APPRECIATION TO PRODUCE A
                                        HIGH TOTAL RETURN
    LOOMIS SAYLES SMALL CAP PORTFOLIO   SEEKS LONG-TERM CAPITAL GROWTH
                                        FROM INVESTMENTS IN COMMON STOCKS
                                        OR OTHER EQUITY SECURITIES
    MET/AIM SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL
    METLIFE MID CAP STOCK INDEX         SEEKS TO EQUAL THE PERFORMANCE OF
    PORTFOLIO                           THE STANDARD & POOR'S(R) 400
                                        COMPOSITE STOCK PRICE INDEX
    METLIFE STOCK INDEX PORTFOLIO       SEEKS TO EQUAL THE PERFORMANCE OF
                                        THE STANDARD & POOR'S(R) 500
                                        COMPOSITE STOCK PRICE INDEX
    MFS(R) RESEARCH INTERNATIONAL
    PORTFOLIO                           SEEKS CAPITAL APPRECIATION
    MFS(R) TOTAL RETURN PORTFOLIO       SEEKS A FAVORABLE TOTAL RETURN
                                        THROUGH INVESTMENT IN A
                                        DIVERSIFIED PORTFOLIO
    MORGAN STANLEY EAFE(R) INDEX        SEEKS TO EQUAL THE PERFORMANCE OF
    PORTFOLIO                           THE MSCI EAFE(R) INDEX
    NEUBERGER BERMAN MID CAP VALUE
    PORTFOLIO                           SEEKS CAPITAL GROWTH
    NEUBERGER BERMAN REAL ESTATE        SEEKS TO PROVIDE TOTAL RETURN
    PORTFOLIO                           THROUGH INVESTMENT IN REAL ESTATE
                                        SECURITIES, EMPHASIZING BOTH
                                        CAPITAL APPRECIATION AND CURRENT
                                        INCOME
    OPPENHEIMER CAPITAL APPRECIATION
    PORTFOLIO                           SEEKS CAPITAL APPRECIATION
    PIMCO INFLATION PROTECTED BOND      SEEKS TO PROVIDE MAXIMUM REAL
    PORTFOLIO                           RETURN CONSISTENT WITH
                                        PRESERVATION OF CAPITAL AND
                                        PRUDENT INVESTMENT MANAGEMENT

    PIMCO TOTAL RETURN PORTFOLIO         SEEKS MAXIMUM TOTAL RETURN,
                                         CONSISTENT WITH THE PRESERVATION
                                         OF CAPITAL AND PRUDENT INVESTMENT
                                         MANAGEMENT
    RCM TECHNOLOGY PORTFOLIO             SEEKS CAPITAL APPRECIATION; NO
                                         CONSIDERATION IS GIVEN TO INCOME
    RUSSELL 2000(R) INDEX PORTFOLIO      SEEKS TO EQUAL THE RETURN OF THE
                                         RUSSELL 2000(R) INDEX
    T. ROWE PRICE LARGE CAP GROWTH       SEEKS LONG TERM GROWTH OF CAPITAL
    PORTFOLIO                            AND, SECONDARILY, DIVIDEND INCOME
    T. ROWE PRICE MID-CAP GROWTH
    PORTFOLIO                            SEEKS LONG-TERM GROWTH OF CAPITAL
    T. ROWE PRICE SMALL CAP GROWTH
    PORTFOLIO                            SEEKS LONG-TERM CAPITAL GROWTH
    WESTERN ASSET MANAGEMENT STRATEGIC   SEEKS TO MAXIMIZE TOTAL RETURN
    BOND OPPORTUNITIES PORTFOLIO         CONSISTENT WITH PRESERVATION OF
                                         CAPITAL
    WESTERN ASSET MANAGEMENT U.S.        SEEKS TO MAXIMIZE TOTAL RETURN
    GOVERNMENT PORTFOLIO                 CONSISTENT WITH PRESERVATION OF
                                         CAPITAL AND MAINTENANCE OF
                                         LIQUIDITY
                         ASSET ALLOCATION PORTFOLIOS
    METLIFE CONSERVATIVE ALLOCATION      SEEKS A HIGH LEVEL OF CURRENT
    PORTFOLIO                            INCOME, WITH GROWTH OF CAPITAL AS
                                         A SECONDARY OBJECTIVE
    METLIFE CONSERVATIVE TO MODERATE     SEEKS A HIGH TOTAL RETURN IN THE
    ALLOCATION PORTFOLIO                 FORM OF INCOME AND GROWTH OF
                                         CAPITAL, WITH A GREATER EMPHASIS
                                         ON INCOME
    METLIFE MODERATE ALLOCATION          SEEKS A BALANCE BETWEEN A HIGH
    PORTFOLIO                            LEVEL OF CURRENT INCOME AND GROWTH
                                         OF CAPITAL, WITH A GREATER
                                         EMPHASIS ON GROWTH OF CAPITAL
    METLIFE MODERATE TO AGGRESSIVE
    ALLOCATION PORTFOLIO                 SEEKS GROWTH OF CAPITAL
    METLIFE AGGRESSIVE ALLOCATION
    PORTFOLIO                            SEEKS GROWTH OF CAPITAL
                       EXCHANGE-TRADED FUNDS PORTFOLIOS
    CYCLICAL GROWTH AND INCOME ETF
    PORTFOLIO                            SEEKS GROWTH OF CAPITAL AND INCOME
    CYCLICAL GROWTH ETF PORTFOLIO        SEEKS GROWTH OF CAPITAL


Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide you will indicate the investment divisions that are available to you. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the Guaranteed Minimum Income Benefit I, the Guaranteed Minimum Income Benefit II, the Guaranteed Withdrawal Benefit I, the Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I. Your investment choices may be limited because:


..   We have restricted the available investment divisions.

..   Some of the investment divisions are not approved in your state.

..   Your employer, association or other group contract owner limits the available investment divisions.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN BENEFITS

If you elect the Lifetime Withdrawal Guarantee Benefit II, the Guaranteed Minimum Income Benefit Plus II or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:

(A)You must allocate:

  . 100% of your purchase payments or Account Balance to the Fixed Account, BlackRock Money Market Investment Division (where available), the MetLife Conservative Allocation Investment Division, MetLife Conservative to Moderate Allocation Investment Division, MetLife Moderate Allocation Investment Division and/or MetLife Moderate to Aggressive Allocation Investment Division;

   OR

(B)You must allocate:

  . AT LEAST 15% of purchase payments or Account Balance to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Money Market Investment Division (where available);

  . UP TO 85% of purchase payments or Account Balance to Platform 2 investment choices;

  . UP TO 15% of purchase payments or Account Balance to Platform 3 investment choices; and

  . UP TO 15% of purchase payments or Account Balance to Platform 4 investment choices.

The Enhanced Dollar Cost Averaging Program is available in either (A) or (B)

The investment choices in each platform are as follows:



             -----------------------------------------------------

                     Platform              Investment Choices
             -----------------------------------------------------
                    Platform 1                  [INSERT]
             -----------------------------------------------------
                    Platform 2                  [INSERT]
             -----------------------------------------------------
                    Platform 3                  [INSERT]
             -----------------------------------------------------
                    Platform 4                  [INSERT]
             -----------------------------------------------------



ENHANCED DOLLAR COST AVERAGING PROGRAM.  If you choose to allocate according to
(B) above, and you choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, you must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if you made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same investment divisions as your most recent allocations for purchase payments.

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your Contract in the event you make a new purchase payment or request a transfer among investment choices. We will provide you with prior written notice of any changes in classification of investment choices.

REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal.

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Balance that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.

ADDITIONAL INFORMATION. The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.


The Metropolitan Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC ("Met Investors"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

Certain Payments We Receive with Regard to the Portfolios. An investment manager (other than our affiliates MetLife Advisers and Met Investors) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment managers MetLife Advisers and Met Investors Advisory which are formed as "limited liability companies". Our ownership interests in MetLife Advisers and Met Investors Advisory entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolio. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for information on the investment management fees paid to the investment managers and sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the Table of Expenses and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. See "Who Sells the Deferred Annuities".

DEFERRED ANNUITIES

   This Prospectus describes the following Deferred Annuities under which you can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

  .   SEPs (Simplified Employee Pensions)*

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*

* Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this contract.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM


  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector/SM/ is not available if you purchase the Guaranteed Minimum Income Benefit Plus I, the Lifetime Withdrawal Guarantee Benefit I or the Guaranteed Minimum Accumulation Benefit. Not all Index Selector/SM/ models are available with the Enhanced Death Benefit, Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Guarantee Benefit II. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, the Guaranteed Withdrawal Benefit I, the Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I or if you purchase the Guaranteed Minimum Income Benefit Plus I or the Guaranteed Minimum Accumulation Benefit. The Rebalancer(R) is not available with the Guaranteed Minimum Accumulation Benefit or if you have chosen the (B) Investment Allocation Restrictions for the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Guarantee Benefit II. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer(R) in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/

Enhanced Dollar Cost Averaging Program: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the investment divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar a mount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the available investment divisions in accordance with the percentages you had chosen for the Enhanced Dollar Cost Averaging Program. For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.

                                   EXAMPLE:

--------------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                              Transferred from
                                                                                                 EDCA Fixed
                                                                                                 Account to
                                                                                EDCA 6-Month      Selected
                                                                                   Program     PPS Investment
                                                              Date     Amount   Interest Rate   Division(s)
                                                            --------- --------- ------------- ----------------
A   Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
    Program Initial Purchase Payment                         5/1/2007  $12,000*     9.00%         $2,000*
--------------------------------------------------------------------------------------------------------------
B                                                            6/1/2007                             $2,000
--------------------------------------------------------------------------------------------------------------
C                                                            7/1/2007                             $2,000
--------------------------------------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase Payment                              8/1/2007 $18,000**     8.00%        $5,000**
--------------------------------------------------------------------------------------------------------------
E                                                            9/1/2007                             $5,000
--------------------------------------------------------------------------------------------------------------
F                                                           10/1/2007                             $5,000
--------------------------------------------------------------------------------------------------------------
G                                                           11/1/2007                             $5,000
--------------------------------------------------------------------------------------------------------------
H                                                           12/1/2007                            $4,483.22
--------------------------------------------------------------------------------------------------------------

    * $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.

The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the BlackRock Money Market Investment Division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the BlackRock Money Market Investment Division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.


You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:


--------------------------------------------------------------------------------------------------------
                                                                  Bonus
                                                   B Class        Class      C Class       L Class
                                                    ----------    -----      -------        ----------
a. EnhancedDollar Cost Averaging Program ("EDCA")    Yes           No          No            Yes
--------------------------------------------------------------------------------------------------------
                                                  (may not be used with purchase payments which
                                                  consist of money from other MetLife or its affiliates'
                                                          variable annuities)
--------------------------------------------------------------------------------------------------------
b. Choiceof One Automated Investment Strategy
--------------------------------------------------------------------------------------------------------
 1. EquityGenerator                                  Yes           Yes         No            Yes
                                                   (but not                                (but not
                                                  with EDCA)                              with EDCA)
                                                  ------------------------------------------------------
                                                  (but not available with the Guaranteed
                                                  Minimum Income Benefit I, Guaranteed
                                                  Minimum Income Benefit II, Guaranteed
                                                  Withdrawal Benefit I, Enhanced Guaranteed
                                                  Withdrawal Benefit or Lifetime Withdrawal
                                                  Guarantee Benefit I in New York State and in
                                                  Washington State, or Guaranteed Minimum
                                                  Income Benefit Plus I or the Guaranteed
                                                     Minimum Accumulation Benefit)
--------------------------------------------------------------------------------------------------------
 2. Rebalancer                                       Yes           Yes         Yes           Yes
--------------------------------------------------------------------------------------------------------
                                                  (but not available with Guaranteed Minimum
                                                  Accumulation Benefit or the (B) Investment
                                                  Allocation Restrictions for the Enhanced Death
                                                  Benefit, the Guaranteed Minimum Income Plus II
                                                  or the Lifetime Withdrawal Benefit II)
--------------------------------------------------------------------------------------------------------
 3. IndexSelector                                    Yes           Yes         Yes           Yes
--------------------------------------------------------------------------------------------------------
                                                  (but not available with Guaranteed Minimum
                                                  Income Benefit Plus I, the Lifetime Withdrawal
                                                  Guarantee Benefit I or the Guaranteed Minimum
                                                  Accumulation Benefit. Some models not
                                                  available with the Enhanced Death Benefit, the
                                                  Guaranteed Minimum Income Benefit Plus II or
                                                  the Lifetime Withdrawal Benefit II)
--------------------------------------------------------------------------------------------------------
 4. Allocator                                        Yes           Yes         No            Yes
                                                   (but not                                (but not
                                                  with EDCA)                              with EDCA)
                                                  ------------------------------------------------------
                                                  (but not available with the Guaranteed
                                                  Minimum Income Benefit I, the Guaranteed
                                                  Minimum Income Benefit II, Guaranteed
                                                  Withdrawal Benefit I, Enhanced Guaranteed
                                                  Withdrawal Benefit or Lifetime Withdrawal
                                                  Guarantee Benefit I in New York State and in
                                                  Washington State, or the Guaranteed Minimum
                                                  Income Benefit Plus I or the Guaranteed
                                                     Minimum Accumulation Benefit)
--------------------------------------------------------------------------------------------------------


PURCHASE PAYMENTS


   The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA , SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment through debit authorization for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial purchase payment through debit authorization for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.

If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through debit authorization. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law. We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.

SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".

We will issue the B, C or L Class Deferred Annuity to you before your 86th birthday. We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).


Please see "Lifetime Withdrawal Guarantee Benefit I" for minimum issue age requirements for a Contract issued with this optional benefit in New York State.


The chart below summarizes the minimum initial and subsequent purchase payments for each contract class:

------------------------------------------------------------------
                                            Bonus
                               B Class      Class  C Class L Class
                           --------------- ------- ------- -------
InitialPurchase Payment        $5,000      $10,000 $25,000 $25,000
                              ($2,000:
                           Traditional IRA
                            and Roth IRA,
                               SEP and
                             SIMPLE IRA)
------------------------------------------------------------------
SubsequentPurchase Payment      $500        $500    $500    $500
------------------------------------------------------------------
                              (or any amount we are required to
                              accept under applicable tax law)
------------------------------------------------------------------
DebitAuthorizations
------------------------------------------------------------------
 Initial                        $500       $10,000 $25,000 $25,000
                               ($100:
                           Traditional IRA
                              and Roth
                            IRA, SEP and
                             SIMPLE IRA)
------------------------------------------------------------------
 Subsequent                     $100        $100    $100    $100
------------------------------------------------------------------
                              (or any amount we are required to
                              accept under applicable tax law)
------------------------------------------------------------------

ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program, if available, and the investment divisions. You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, you may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Investment Choices--Investment Allocation Restrictions for Certain Benefits", "Enhanced Death Benefit", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if you elect certain optional benefits.


DEBIT AUTHORIZATIONS

You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000; and

..   Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.


This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE


   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, you must tell us:

..   The percentage or dollar amount of the transfer;

..   The investment divisions (or Fixed Account) from which you want the money to be transferred;

..   The investment divisions (or Fixed Account) to which you want the money to be transferred; and

..   Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003, the Deferred Annuity with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, the Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I issued in New York State and Washington State or the Guaranteed Minimum Income Benefit Plus I or the Guaranteed Minimum Accumulation Benefit) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Annuity balance is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000.00).

Please see "Investment Choices -- Investment Allocation Restrictions For Certain Benefits" for transfer restrictions in effect if you have the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or Lifetime Withdrawal Guarantee II.


Your transfer request must be in good order and completed prior to the close of the Exchange on a business day, if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms.

Frequent requests from contract owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., Western Asset Management Strategic Bond Opportunities, Lord Abbett Bond Debenture, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Index Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series Portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds Portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/ reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.


Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.


Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

CHARGES


  There are two types of charges you pay while you have money in an investment division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the withdrawal charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges. The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while you have the Deferred Annuity.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different Separate Account charge. You will pay the Separate Account charge annually based on the average daily value of the amount you have in the Separate Account. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.


The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit that has an asset-based Separate Account charge prior to entering the pay-out phase of the Contract.


                           SEPARATE ACCOUNT CHARGES*

                                          B CLASS BONUS CLASS** C CLASS L CLASS
-                                         ------- ------------- ------- -------
Basic Death Benefit......................  1.25%      1.70%      1.65%   1.50%
Optional Annual Step-Up Death Benefit....  1.45%      1.90%      1.85%   1.70%
Optional Greater of Annual Step-Up or 5%.  1.60%      2.05%      2.00%   1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit***   .25%       .25%       .25%    .25%

    * We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

        We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

    ** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the Contract for seven years.

    *** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee. Class 2 shares of the available American Funds have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.


OPTIONAL ENHANCED DEATH BENEFIT

The Enhanced Death Benefit is available for an additional charge of [ ]% for issue ages 0-[60-80] and [ ]% for issue ages [60-80] of the Death Benefit Base (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any Optional Step-Up by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If you elect the Optional Step-Up of the Enhanced Death Benefit, we may increase the charge to a rate we determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the Optional Step-Up), but no more than the maximum of 1.50% of the Death Benefit Base. If you elect the Guaranteed Minimum Income Benefit Plus II with the Enhanced Death Benefit, the charge for the Enhanced Death Benefit is reduced to [ ]% for issue ages 0-[60-80] and [ ]% for issue ages [60-80].

OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS

All Guaranteed Minimum Income Benefits are available for an additional charge based on the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.

The Guaranteed Minimum Income Benefit Plus II charge is [ ]% and the Guaranteed Minimum Income Benefit Plus I charge is 0.80%. If you elect the Optional Reset of either version, we may increase the charge to a rate we determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the reset), but no more than a maximum of 1.50%.

The Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II charge is 0.50% of the guaranteed minimum income base and is deducted at the end of the Contract Year in the same manner as described above.

For Contracts issued prior to February 26, 2007, the charge for the Guaranteed Minimum Income Benefit Plus I is 0.75% of the guaranteed minimum income base. For the Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II available in Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge is reduced to 0.45% of the guaranteed minimum income base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual

Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paper work were received in good order at our Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit I is 0.15% lower (0.35% rather than 0.50%).

OPTIONAL GUARANTEED WITHDRAWAL BENEFITS

The Lifetime Withdrawal Guarantee Benefit I and the Lifetime Withdrawal Guarantee Benefit II are available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The percentage is deducted at the end of each Contract Year after applying any [0-10%] Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Lifetime Withdrawal Guarantee Benefit II is available for an additional charge of [ ]% for the Single Life Version and [ ]% for the Joint Life Version. If you elect Automatic Annual Step-Ups, we may increase the Lifetime Withdrawal Guarantee II charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the step-up), but no more than a maximum of 1.25% for the Single Life Version or 1.50% for the Joint Life Version.

The Lifetime Withdrawal Guarantee Benefit I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year in the same manner. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee Benefit I, we may increase the Lifetime Withdrawal Guarantee Benefit I charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the step-up), but no more than a maximum of 0.95% for the Single Life version or 1.40% for the Joint Life version.

If a Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

The Guaranteed Withdrawal Benefits are available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any Optional Reset by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The charge for the Enhanced Guaranteed Withdrawal Benefit is 0.55% and the charge for the Guaranteed Withdrawal Benefit I is 0.50%. If you elect an Optional Reset, we may increase the Enhanced Guaranteed Withdrawal Benefit and the Guaranteed Withdrawal Benefit I charge to a rate we shall determine (provided that this rate does not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the reset), but no more than a maximum of 1.00% for the Enhanced Guaranteed Withdrawal Benefit and 0.95% for the Guaranteed Withdrawal Benefit I. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced Guaranteed Withdrawal Benefit prior to any Optional Reset is 0.50% of the Guaranteed Withdrawal Amount and the maximum charge upon an Optional Reset is 0.95%.)

If the Enhanced Guaranteed Withdrawal Benefit or the Guaranteed Withdrawal Benefit I is in effect, the charge will not continue if your Benefit Base equals zero.


OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT


The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.


PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments,

Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from 0.5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES


   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity. To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


IF WITHDRAWN DURING CONTRACT YEAR B CLASS BONUS CLASS C CLASS L CLASS
--------------------------------- ------- ----------- ------- -------
           1.....................    7%        9%      None      7%
           2.....................    6%        8%                6%
           3.....................    6%        8%                5%
           4.....................    5%        7%                0%
           5.....................    4%        6%                0%
           6.....................    3%        4%                0%
           7.....................    2%        3%                0%
           Thereafter............    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES


In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

..   If you have a C Class Deferred Annuity.

..   On transfers you make within your Deferred Annuity among the investment divisions and transfers to or from the Fixed Account.

..   On withdrawals of purchase payments you made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.

..   If you choose payments over one or more lifetimes except, in certain cases, under the Guaranteed Minimum Income Benefit.

..   If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

..   If your Contract permits and your spouse is substituted as the contract owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

..   If you withdraw only your earnings from the investment divisions.

..   During the first Contract Year, if you are in the Systematic Withdrawal
    Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

..   After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

..   If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

..   If you properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

..   This Contract feature is only available if you are less than 80 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the contract owner continuously since the issue of the Contract or the spouse who continues the Contract:

  . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

  . Is diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the contract owner continuously since the issue of the Contract or the spouse who continues the Contract.

..   If you have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the Contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.


SPOUSAL CONTINUATION. If the beneficiary is your spouse, the beneficiary may be substituted as the contract owner of the Deferred Annuity and continue the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Deferred Annuity, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity.


"STRETCH IRA" CONTRACTS. We permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some optional benefits available under the Contract, but certain contract provisions or programs may not be available.


If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.


"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The designated beneficiary's interest in the contract must be distributed in accordance with minimum required distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain contract provisions or programs may not be available.


If your beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

ADDITIONAL INFORMATION. If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the death benefit.


Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date of the change in contract owner.


BASIC DEATH BENEFIT


The Basic Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.


If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the Highest Anniversary Value is your initial purchase payment;

   . Increase the Highest Anniversary Value by each subsequent purchase payment;

   . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the Highest Anniversary Value equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      . Increase the Highest Anniversary Value by each subsequent purchase payment or

      . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance before the withdrawal.

                                   EXAMPLE:

---------------------------------------------------------------------------------------------------
                                                          Date                      Amount
                                              ----------------------------- -----------------------
A   Initial Purchase Payment                            10/1/2007                  $100,000
---------------------------------------------------------------------------------------------------
B   Account Balance                                     10/1/2008                  $104,000
                                              (First Contract Anniversary)
---------------------------------------------------------------------------------------------------
C   Death Benefit                                    As of 10/1/2008               $104,000
                                                                            (= greater of A and B)
---------------------------------------------------------------------------------------------------
D   Account Balance                                     10/1/2009                   $90,000
                                              (Second Contract Anniversary)
---------------------------------------------------------------------------------------------------
E   Death Benefit                                       10/1/2009                  $100,000
                                                                            (= greater of A and D)
---------------------------------------------------------------------------------------------------
F   Withdrawal                                          10/2/2009                   $9,000
---------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance             10/2/2009                     10%
                                                                                    (= F/D)
---------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                    10/2/2009                   $81,000
                                                                                   (= D - F)
---------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal         As of 10/2/2009                $90,000
                                                                                [= A - (A X G)]
---------------------------------------------------------------------------------------------------
J   Death Benefit                                       10/2/2009                   $90,000
                                                                            (= greater of H and I)
---------------------------------------------------------------------------------------------------
K   Account Balance                                     10/1/2012                  $125,000
---------------------------------------------------------------------------------------------------
L   Death Benefit (Highest Anniversary Value)        As of 10/1/2012               $125,000
                                                   (Fifth Anniversary)      (= greater of I and K)
---------------------------------------------------------------------------------------------------
M   Account Balance                                     10/2/2012                  $110,000
---------------------------------------------------------------------------------------------------
N   Death Benefit                                    As of 10/2/2012               $125,000
                                                                            (= greatest of I, L, M)
---------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/09 and 10/2/09 are assumed to be equal prior to the withdrawal.


OPTIONAL DEATH BENEFITS


ANNUAL STEP-UP DEATH BENEFIT



   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:


1. The Account Balance; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawl.


You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

----------------------------------------------------------------------------------------------------------
                                                                  Date                      Amount
                                                      ----------------------------- ----------------------
A   Initial Purchase Payment                                    10/1/2007                  $100,000
----------------------------------------------------------------------------------------------------------
B   Account Balance                                             10/1/2008                  $104,000
                                                      (First Contract Anniversary)
----------------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)                As of 10/1/2008               $104,000
                                                                                    (= greater of A and B)
----------------------------------------------------------------------------------------------------------
D   Account Balance                                             10/1/2009                  $90,000
                                                      (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year Anniversary)           10/1/2009                  $104,000
                                                                                    (= greater of B and D)
----------------------------------------------------------------------------------------------------------
F   Withdrawal                                                  10/2/2009                   $9,000
----------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                     10/2/2009                    10%

                                                                                           (= F/D)
----------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                            10/2/2009                  $81,000
                                                                                           (= D-F)
----------------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal         As of 10/2/2009               $93,600

                                                                                         (= E-(EXG))
----------------------------------------------------------------------------------------------------------
J   Death Benefit                                               10/2/2009                  $93,600
                                                                                    (= greater of H and I)
----------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/09 and 10/2/09 are assumed to be equal prior to the withdrawal.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT


In states where approved, only one of either the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or Enhanced Death Benefit will be available. The Greater of Annual Step-Up or 5% Annual Increase Amount is designed to protect against adverse investment experience. In general, it provides that the death will be not less than the greater of (1) your Account Balance or (2) the "Annual Increase Amount" which is the total of your purchase payments (adjusted for withdrawals) accumulated at 5% per year or (3) your "Highest Anniversary Value", as described below.


You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.


You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

                                                                 Date                         Amount
                                                     ----------------------------- ----------------------------
A   Initial Purchase Payment                                   10/1/2007                     $100,000
---------------------------------------------------------------------------------------------------------------
B   Account Balance                                            10/1/2008                     $104,000
                                                     (First Contract Anniversary)
---------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)                10/1/2008                     $104,000
                                                                                      (= greater of A and B)
---------------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                                  10/1/2008                     $105,000
                                                                                            (= AX1.05)
---------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                           As of 10/1/2008                  $105,000
                                                                                     (= greater of C1 and C2)
---------------------------------------------------------------------------------------------------------------
D   Account Balance                                            10/1/2009                     $90,000
                                                     (Second Contract Anniversary)
---------------------------------------------------------------------------------------------------------------
E1  Highest Anniversary Value                                  10/1/2009                     $104,000
                                                                                     (= greater of C1 and D)
---------------------------------------------------------------------------------------------------------------
E2  5% Annual Increase Amount                               As of 10/1/2009                  $110,250
                                                                                         (= AX1.05X1.05)
---------------------------------------------------------------------------------------------------------------
E3  Death Benefit                                              10/1/2009                     $110,250
                                                                                     (= greater of E1 and E2)
---------------------------------------------------------------------------------------------------------------
F   Withdrawal                                                 10/2/2009                      $9,000
---------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                    10/2/2009                       10%
                                                                                             (= F/D)
---------------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                           10/2/2009                     $81,000
                                                                                             (= D-F)
---------------------------------------------------------------------------------------------------------------
I1  Highest Anniversary Value reduced for Withdrawal        As of 10/2/2009                  $93,600
                                                                                          (= E1-(E1XG))
---------------------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount reduced for Withdrawal        As of 10/2/2009                  $99,238
                                                                                          (= E2-(E2XG).
                                                                                   Note: E2 includes additional
                                                                                      day of interest at 5%)
---------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                              10/2/2009                     $99,238
                                                                                   (= greatest of H, I1 and I2)
---------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/09 and 10/02/09 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.


THE ENHANCED DEATH BENEFIT

If you have not elected any optional living benefit (other than the Guaranteed Minimum Income Benefit Plus II, which is also known as the "Predictor Plus II" in our sales literature and advertising ), you may select the Enhanced Death Benefit. The Enhanced Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance or (2) the "death benefit base" which is the greater of (a) the amount of your initial investment (adjusted for withdrawals), accumulated at [1-8]% per year or (b) your "Highest Anniversary Value," as described below.

The Enhanced Death Benefit is equal to the greater of:

1. The Account Balance; or

2. The "Death Benefit Base", which is the greater of the following:

   a. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of [1-8]% a year, through the Contract Anniversary date immediately before your [70-100] birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate or [1-8]% a year from the date of the withdrawal.

     . For this purpose, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity.

     . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal if total withdrawals in a Contract Year are more than [1-8]% of the Annual Increase Amount at the previous Contract Anniversary.

     . If total withdrawals in a Contract Year are less than or equal to [1-8]% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year.

     . The Annual Increase Amount does not change after the Contract Anniversary on or following your [70-100] birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by each withdrawal as described here where the annual increase rate is set at 0%; or

   b. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

     . At issue, the Highest Anniversary Value is your initial purchase payment;

     . Increase the Highest Anniversary Value by each subsequent purchase payment;

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

     .   On each Contract Anniversary before your 81st birthday, compare the
         (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

     . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

        . Increase the Highest Anniversary Value by each subsequent purchase payment or

        . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

You may not purchase the Enhanced Death Benefit if you are [60-80] years of age or older.

OPTIONAL STEP-UP

On each Contract Anniversary on or after the first anniversary following the effective date of this optional benefit, you may elect an Optional Step-Up provided that (1) the Account Balance exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age [50-90] on the date of the Optional Step-Up.

We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up will:

   a) reset the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election; and

   b) reset the Enhanced Death Benefit charge to a rate we determine, as long as that rate does not exceed the maximum Optional Step-Up charge of 1.50%, provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the step-up.

On the date of the step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:

1) a one time Optional Step-Up at any Contract Anniversary; or

2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically).

If you have also elected the Guaranteed Minimum Income Benefit Plus II and you elect Optional Step-Ups to occur under the Automatic Annual Step-Up, it will remain in effect through the seventh Contract Anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue, after the seventh Contract Anniversary.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing (or by any other method acceptable to us) at least 30 days prior to the Contract Anniversary following the date you make this election.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Enhanced Death Benefit, there are certain investment allocation restrictions. Please see "Investment Allocation Restrictions For Certain Benefits."

TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

   (a)The date you make a total withdrawal of your Account Balance (pro-rata portion of the annual charge will apply);

   (b)When your Account Balance is not sufficient to pay the charge for this benefit;

   (c)The date you annuitize your Contract (a pro-rata portion of the annual charge will apply);

   (d)A change of the Contract owner or joint contract owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;

   (e)The date you assign your Contract, subject to our administrative procedures;

   (f)The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

   (g)The Deferred Annuity is terminated.

CHARGES.  The Enhanced Death Benefit is available for an additional charge of
[  ]% of the Death Benefit Base for issue ages 0-[60-80] and [    ]% for issue
ages [60-80], deducted at the end of each Contract Year, prior to taking into account any Optional Step-Up. If the Guaranteed Minimum Income Benefit Plus II is also purchased, the additional charge is [ ]% of the Death Benefit Base for issue ages 0-[60-80] and [ ]% for issue ages [60-80]. As described above, as a result of an Optional Step-Up, the charge may be increased up to a maximum of 1.50%. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)


EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the Contract, the spouse can choose one of the following two options:

  . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

  . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Balance.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in contract owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new contract owner as of the date of the change in contract owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

------------------------------------------------------------------
                                       Date          Amount
                                     --------- -------------------
A   Purchase Payments Not Withdrawn  10/1/2007      $100,000
------------------------------------------------------------------
B   Death Benefit                    10/1/2008      $105,000
------------------------------------------------------------------
C   Additional Death Benefit         10/1/2008       $2,000
                                                (= 40% x (B - A))
------------------------------------------------------------------
D   Account Balance                  10/1/2009       $90,000
------------------------------------------------------------------
E   Withdrawal                       10/2/2009       $9,000
------------------------------------------------------------------
F   Account Balance after Withdrawal 10/2/2009       $81,000
                                                    (= D - E)
------------------------------------------------------------------
G   Purchase Payments Not Withdrawn  10/2/2009       $91,000
------------------------------------------------------------------
                                                     (= A-E,
                                                because there is
                                                   no gain at
                                               time of withdrawal)
------------------------------------------------------------------
H   Death Benefit                    10/2/2009       $99,238
------------------------------------------------------------------
I   Additional Death Benefit                         $3,296
                                                (= 40% x (H - G))
------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

LIVING BENEFITS

OVERVIEW OF LIVING BENEFITS

We offer a suite of optional living benefits that, for certain additional charges, can offer some protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these benefits may be elected, and the benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.

We offer three types of Living Benefits:



                                                            Guaranteed                                 Guaranteed
             Guaranteed Income                              Withdrawal                             Asset Accumulation
                 Benefits                                    Benefits                                   Benefit
------------------------------------------- ------------------------------------------- ----------------------------------------
..Guaranteed Minimum Income Benefit          .Lifetime Withdrawal Guarantee (LWG I and   .Guaranteed Minimum Accumulation Benefit
Plus (GMIB Plus I and GMIB Plus II or, the  LWG II)                                     (GMAB)
Predictor Plus, or Predictor Plus I and     .Enhanced Guaranteed Withdrawal Benefit
Predictor Plus II)                          (Enhanced GWB)
..Guaranteed Minimum Income Benefit          .Guaranteed Withdrawal Benefit (GWB I)
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are          These optional benefits are designed to     GMAB is designed to guarantee that
designed to allow you to invest your        guarantee that at least the entire amount   your Account Balance will not be less
Account Balance in the market while         of purchase payments you make will be       than a minimum amount at the end of
at the same time assuring a specified       returned to you through a series of         the 10-year waiting period.
guaranteed, level of minimum fixed          withdrawals (without annuitizing),          The amount of the guarantee depends
income payments if you elect to             regardless of investment performance, as    on which of three permitted investment
annuitize. The fixed annuity payment        long as withdrawals in any Contract Year    divisions you select.
amount is guaranteed regardless of          do not exceed the maximum amount
investment performance or the actual        allowed. With the LWG, you get the same
Account Balance at the time you elect       benefits, but in addition, if you make
pay-outs. Prior to exercising this          your first withdrawal on or after the date
benefit and annuitizing your Contract,      you reach age 59 1/2, you are
you may make withdrawals up to a            guaranteed income, without annuitizing,
maximum level specified in the rider        for your life (and the life of your spouse,
and still maintain the benefit amount.      if the Joint Life version was elected),
[GMIB I and GMIB II were formerly           even after the entire amount of purchase
known as "Versions I and Versions II        payments has been returned. [GWBI was
of the Guaranteed Minimum Income            formerly known as "Version I of the
Benefit"; and GMIB Plus I was               Guaranteed Withdrawal Benefit";
formerly known as "Version III of the       Enhanced GWB was formerly known as
Guaranteed Minimum Income                   "Version II of the Guaranteed Withdrawal
Benefit".]                                  Benefit"; and LWG I was formerly known
                                            as "Version III - the Lifetime Withdrawal
                                            Guarantee Benefit".]



GUARANTEED INCOME BENEFITS

At the time you buy the Contract, you may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance during the pay-in phase. However, if applying your actual Account Balance at the time you annuitize the Contract to then current annuity purchase rates (outside of the GMIB) produces higher income payments, you will receive the higher payments. Also, prior to exercising the GMIB, you may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the benefit guarantees intact, provided the conditions of the benefit are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the benefit.

The guaranteed income benefits available with this Contract are GMIB Plus II, GMIB Plus I, GMIB II and GMIB I, A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE. Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which versions are available in your state.

You may not have this benefit and another living benefit (LWG, GWB or GMAB) in effect at the same time. Once elected, the benefit cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFITS

INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB and annuitizing the contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account Balance or a minimum return for any investment division. After a minimum 10-year waiting period, you may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the income type you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Balance on your annuity date to then-current annuity purchase rates. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the rider.

If you exercise a GMIB rider, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options".)

If you choose not to receive income payments as guaranteed under the GMIB, you may elect any of the income options available under the Contract.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the Contract, then the annuitant will be considered the owner in determining the income base and GMIB income payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB income payments.

Note on Graphs and Examples

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.

How the GMIB Works

(1)THE ANNUAL INCREASE AMOUNT OF THE INCOME BASE

   Determining a value upon which future income payments will be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate, until the Contract Anniversary on or immediately after the Contract owner's specified birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at the specified percentage each year adjusted for withdrawals and charges the "Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

[COMPOUNDING INCOME BASE CHART]                                     [CHART]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

  [10 YEAR WAITING PERIOD WITH  COMPOUNDING INCOME BASE AND ANNUITY FOR LIFE
CHART]                                     [CHART]

(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in any growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract owner's 81/st/ birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                     [CHART]

                 [Highest  Account Balance Income Base Chart]



   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


                                     [CHART]

 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]


(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two components of the income base (the Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the guaranteed minimum income base and the Account Balance will cease to exist. Also, the GMIB may only be exercised no later than the Contract Anniversary on or following the Contract owner's specified birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

                                     [CHART]
     [10 Year Waiting Period with Highest Account Balance Income Base and
                        Compounding Income Base Chart]

   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract and Contract rider is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Balance would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.

                                     [CHART]
     [10 Year Waiting Period with Highest Account Balance Income Base and
          Compounding Income Base with Income Annuity for Life Chart]

DESCRIPTION OF GMIB PLUS II

In states where approved, the GMIB Plus II is available only for owners up through age [70-90], and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's [70th-100th] birthday.

INCOME BASE

The income base is equal to the greatest of (a) or (b) below:

a. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately before your [70th-100th] birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal.

  . For this purpose, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity.

  . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal if total withdrawals in a Contract Year are more than 6% of the Annual Increase Amount at the previous Contract Anniversary.

  . If total withdrawals in a Contract Year are less than or equal to 6% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year.

      or

b. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

For purpose of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

Partial annuitizations are not permitted.

In determining the GMIB Plus II income payments, an amount equal to the withdrawal charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.

OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus II by restarting the 10 year waiting period, and we may reset the GMIB Plus II charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to the same optional benefit for new purchases at the time of the Optional Step-Up), but to no more than a maximum of 1.50% of the income base. An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and
(2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age [50-85] on the date of the Optional Step-Up.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make the election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above.

We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up will:

(1)reset the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election;

(2)reset the GMIB Plus II waiting period to the 10th Contract Anniversary following the date the Optional Step-Up took effect; and

(3)reset the GMIB Plus II charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to the same optional benefit for new purchases at the time of the Optional Step-Up), up to the maximum optional reset charge (not to exceed 1.50%).

On the date of the Optional Step-Up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

In the event that the charge applicable to Contract purchases at the time of the reset is higher than your current GMIB Plus II charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. Please see "Investment Choices -- Investment Allocation Restrictions for Certain Benefits" If you elect the GMIB Plus II, you may elect to participate in the Enhanced Dollar Cost Averaging Program, provided that your destination investment divisions are selected in accordance with the investment allocation restrictions.

GUARANTEED PRINCIPAL OPTION. Starting with the tenth Contract Anniversary prior to the owner's [70th-100th] birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a)is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b)the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions.

It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Balance, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The Contract, however, will continue, and the GMIB Plus II allocation restrictions, described above, will no longer apply.

EXERCISING THE GMIB PLUS II. If you exercise the GMIB Plus II, you must select to receive income payments under one of the following income types:

   (1)Lifetime Income Annuity with a 10 Year Guarantee Period . For annuitization ages over [70-100], the 10 year guaranteed component of the life annuity is reduced as follows:



             -----------------------------------------------------

                  Age at Pay-Out            Guaranteed Period
             -----------------------------------------------------
                     [70-100]                       9
             -----------------------------------------------------
                     [70-100]                       8
             -----------------------------------------------------
                     [70-100]                       7
             -----------------------------------------------------
                     [70-100]                       6
             -----------------------------------------------------
                     [70-100]                       5
             -----------------------------------------------------



   (2)Lifetime Income Annuity for Two with a 10 Year Guarantee Period . Based on federal tax rules, this option is not available for qualified contracts where the difference in ages of the joint annuitants is greater than 10 years. See "Pay-Out Options."

If you take a full withdrawal of your Account Balance, your contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Deferred Annuity"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

GMIB PLUS II PURCHASE PAY-OUT RATES. The GMIB purchase rates are enhanced under the following circumstance, if:

   (a)you take no withdrawals before your 60th birthday;

   (b)your Account Balance is fully withdrawn at or after your 60th birthday and there is an income base remaining; and

   (c)the income type you select is the Lifetime Income Annuity with a 10 Year Guarantee Period;

Then the annual income payments under the GMIB Plus II will equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined).

If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to you instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.

TERMINATING THE GMIB PLUS II. Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:

   a) The 30th day following the Contract Anniversary on or following your [70-100] birthday;

   b) The date you make a complete withdrawal of your Account Balance (a pro rata portion of the charge will be applied). (If there is still an income base remaining after a full withdrawal of your Account Balance, we will commence making income payments based on the remaining income base within 30 days of the date of the full withdrawal.)

   c) The date you elect to receive income payments under the contract and you do not elect to receive payments under the GMIB Plus II (a pro rata portion of the charge will be applied);

   d) Death of the owner or joint owner (unless the spouse (aged [70-100] or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

   e) A change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise;

   f) The effective date of the Guaranteed Principal Option; or

   g) The date you assign your Contract, subject to our administrative procedures.

When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions no longer apply.

CHARGES. The GMIB Plus II is available, for an additional charge of [ ]% of the income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging program is not available in the C and Bonus Classes Deferred Annuity)

THE GUARANTEED PRINCIPAL OPTION -- GRAPH AND EXAMPLE

Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.

The effect of exercising the Guaranteed Principal Option:

1) A Guaranteed Principal Adjustment of $100,000-$50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

2) The GMIB Plus II benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Balance; the Contract continues.

3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance.

[Exercise Guaranteed Principal Option and Guaranteed
                          Principal Adjustment Chart]


Withdrawals reduce the original purchase payment (i.e., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

THE OPTIONAL STEP-UP GRAPH AND EXAMPLES

THE OPTIONAL STEP-UP: OPTIONAL AUTOMATIC ANNUAL STEP-UP

Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount of the Income Base increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your 6% Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets from $106,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The 6% Annual Increase Amount of the Income Base increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your 6% Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets from $116,600 to $120,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the second Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the 6% Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Step-Up is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;

(3)The charge is reset; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume you do not make a new election of the Optional Automatic Annual Step-Up. The 6% Annual Increase Amount of the Income Base increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your 6% Annual Increase Amount of the Income Base. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount of the Income Base remains at $180,200 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your [70-100]th birthday. Also, please note:

(1)The 10-year waiting period to annuitize the Contract under the GMIB Plus II remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);

(2)The charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                    [CHART]



DESCRIPTION OF GMIB PLUS I

In states that have approved GMIB Plus I and that have not yet approved GMIB Plus II, we currently offer GMIB Plus I. GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

   (1)The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter.

   (2)An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Step-Up. (Please note that "Step-Up" is referred to as "Reset" in the rider.)

   (3)If your income base is increased due to an Optional Step-Up under the GMIB Plus I rider, we may increase the GMIB Plus I charge to the charge applicable to Contract purchases of the same optional benefit at the time of the increase, but to no more than a maximum of 1.50%.

   (4)Termination provision g) above does not apply and the following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

   (5)If you elect the GMIB Plus I, you are limited to allocating your purchase payments and Account Balance among the following investment divisions:

      (a)the MetLife Conservative Allocation Investment Division

      (b)the MetLife Conservative to Moderate Allocation Investment Division,

      (c)the MetLife Moderate Allocation Investment Division, or

      (d)the MetLife Moderate to Aggressive Allocation Investment Division

   (6)The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract owner's 86th birthday.

You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment divisions are one or more of the above-listed investment choices.

For Contracts issued prior to JULY 16, 2007, the GMIB Plus II purchase payout rates described under "Exercising the GMIB Plus II " will not be not applied.

For Contracts issued prior to FEBRUARY 26, 2007, we offered a version of the GMIB Plus I that is no longer available. This prior version of the GMIB Plus I differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base'' section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum charge of 1.50% of the Income Base applicable upon the exercise of the Optional Step-Up feature).

EXAMPLE

THE OPTIONAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

(1)The 5% Annual Increase Amount of the Income Base resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus I is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary; and

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.

For Contracts issued prior to FEBRUARY 27, 2006, you may elect an Optional Step-Up as described above, except that: 1) you may elect an Optional Step-Up on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Step-Up at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Step-Up; and 2) you are required to affirmatively elect an Optional Step-Up in accordance with the procedures described above, the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary and you will also be able to elect Optional Automatic Resets under the Automatic Annual Step-Ups, following the same procedure, as described above.

DESCRIPTION OF GMIB II

The GMIB II is available only for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:

   (1)The additional charge for GMIB II is 0.50%

   (2)The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

      a. the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter, and

      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

   (3)There is no Guaranteed Principal Option.

   (4)There is no Optional Step-Up feature.

   (5)There are no limitations to how you may allocate your purchase payments and Account Balance among the investment choices.

   (6)The following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

   (7)The following replaces termination provision e), above:

      A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

   (8)Termination provisions, f) and g) above, do not apply.

DESCRIPTION OF GMIB I

In states where GMIB I has been approved and GMIB II has not been approved you can only elect GMIB I at the time you purchase the Contract and if you are age 75 or less. Once elected, this optional benefit cannot be terminated except as described below. The GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

The GMIB I is identical to the GMIB II, with the following exceptions:

   (1)The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II -- Income Base", except that:

      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

      b) On the issue date, the Annual Increase Amount is equal only to your initial purchase payment (NOT all purchase payments credited within 120 days of issue); and

      c) The annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 81st birthday and 0% thereafter.

   (2)The following replaces termination provision d), above:

      Death of the owner or death of the annuitant if a non-natural person owns the contract.

   (3)If you take a full withdrawal of your Account Balance, your contract is terminated by us due to its small Account Balance and inactivity or your contract lapses, the GMIB I terminates (even if there remains any income base) and no payments will be made under the benefit.

We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. See "Death Benefit -- Generally." In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.

GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

The GMIB may have limited usefulness in connection with a qualified Contract, such as IRA, in circumstances where due to the ten year waiting period after purchase (and, for the GMIB Plus, after an Optional Step-Up) the owner is unable to exercise the benefit until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of income payments under the GMIB. You should consult your tax adviser prior to electing the GMIB.

Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the Federal tax rules, such Contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the GMIB may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

GUARANTEED WITHDRAWAL BENEFITS

We offer an optional guaranteed withdrawal benefits for an additional charge. There are four Guaranteed Withdrawal Benefits, two versions of the GWB and two versions of the LWG under this Contract:

  .   Lifetime Withdrawal Guarantee II ("LWG II")

  .   Lifetime Withdrawal Guarantee I ("LWG I")

  .   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

  .   Guaranteed Withdrawal Benefit I ("GWB I")

Each of the guaranteed withdrawal benefits guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your benefit has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the Contract, for your life (and the life of your spouse, if the Joint Life version of this optional benefit was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

If you purchase a guaranteed withdrawal benefit, you must elect one version at the time you purchase the contract, prior to age 86. A maximum of two versions of the guaranteed withdrawal benefits are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit in effect at the same time. Once elected, the rider may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFITS

MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Balance or minimum return for any investment division. The Benefit Base (as described below) under the GWB I and Enhanced GWB and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantees cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee Benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Balance to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES) UNTIL TERMINATION OF THE RIDER.

For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantees), purchase payment credits (i.e., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Balance and death benefits.

CHARGES.   If the Lifetime Withdrawal Guarantee is in effect, we will continue to assess the GWB benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I or Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.

TAX TREATMENT. The tax treatment of withdrawals under the GWB and LWG is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantees) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account Balance (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax advisor prior to purchase.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee Benefit II is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does NOT exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a NON-EXCESS WITHDRAWAL. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance. We refer to this type of withdrawal as an EXCESS WITHDRAWAL.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance. In all cases, each withdrawal includes any applicable withdrawal charges.

[1-10]% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to [1-10]% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make the first withdrawal on or after the date you reach age [70-90]). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the [1-10]% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make your first withdrawal on or after the date you reach age [70-90]).

IT IS IMPORTANT TO NOTE:

  . If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals, however, you will not be guaranteed income for the rest of your life.

  .   If you take your first withdrawal on or after the date you reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the benefit was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero. Therefore, you will be guaranteed income for life.

  . If you take your first withdrawal on or after the date you reach age [70-90], your Annual Benefit Payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

  . If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the [1-10]% Compounding Income Amount once you make your second withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

  . At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG II.

MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make your first withdrawal on or after the date you reach age [70-90]).

In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance . These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero.

You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, (or 6% if you make your first withdrawal on or after the date you reach age [70-90]), you cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract owner's [70-100]th birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up will:

  . reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not you have taken any withdrawals;

  . reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age [70-90]); and

  . reset the Lifetime Withdrawal Guarantee Benefit II charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to the same optional benefit available for new contract purchases at the time of the step-up), up to a maximum of 1.25% (Single Life version) or 1.50% (Joint Life version).

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Account Balance to approach $10,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,0000.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee Benefit II, there are certain investment allocation restrictions. Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Benefits" above.

JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time you purchase the contract, and the Contract owner (or oldest joint owner) must be age 85 or younger. (Because of the requirement that the Contract be owned by joint owners, the Joint Life Version is only available for Non-Qualified Contracts). Under the Joint Life version, when the owner of the Contract dies (or when the first joint owner dies), the LWG II will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee Benefit II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the Contract, the Joint Life version of the benefit would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our

Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit II will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Benefits" will no longer apply. The Contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee Benefit II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your Account Balance. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a)is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable withdrawal charges) and

(b)is the Account Balance on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee Benefit II may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee Benefit II for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE BENEFIT II. The Lifetime Withdrawal Guarantee Benefit II will terminate upon the earliest of:

(1)The date of a full withdrawal of the Account Balance (a pro rata portion of the charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

(2)The date the Account Balance is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);

(3)The date there are insufficient amounts to deduct the Lifetime Withdrawal Guaranteed Benefit charge (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met);

(4)Death of the Contract owner or joint Contract owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee Benefit II, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5)Change in contract owners or joint contract owners or annuitants (if the contract owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death);

(6)The Deferred Annuity is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)

(7)Effective date of the cancellation of this benefit by the Contract Owner or;

(8)The date you assign your Contract, subject to our administrative procedures.

Once the benefit is terminated, the Lifetime Withdrawal Guarantee Benefit II charge will no longer be deducted and the Lifetime Withdrawal Guarantee II investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee Benefit II may affect the death benefit available under your Contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee Benefit II is in effect, an alternative death benefit amount will be calculated under the Lifetime Withdrawal Guarantee Benefit II that can be taken in a lump sum. The Lifetime Withdrawal Guarantee Benefit II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Contract owner (or the annuitant, if the Contract owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If you terminate the Lifetime Withdrawal Guarantee Benefit II because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit II charge; or (3) the Contract Owner dies, except where the beneficiary or joint owner is the spouse of the Contract owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

CHARGES. For the Enhanced Lifetime Withdrawal Guarantee Benefit II the current charges are [ %] of the Total Guaranteed Withdrawal Amount for the Single Life version and [ %] for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the Lifetime Withdrawal Guarantee Benefit II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.25% for the Single Life version or 1.50% for the Joint life version.

The charge is deducted at the end of each Contract Year after apply any [ ]% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary by withdrawing amounts on a pro rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Fixed Account is not available with the C Class Deferred Annuity or in the State of New York if this optional benefit is selected.

DESCRIPTION OF LIFETIME WITHDRAWAL GUARANTEE I

In states where the LWG II is not yet approved, we offer (in states where approved) the LWG I. The LWG I is identical to LWG II, with except as described below.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. If you elect the Lifetime Withdrawal Guarantee I and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if you elect the LWG II and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. If you elect the Lifetime Withdrawal Guarantee I and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if you elect the LWG II and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to [1 - 10]% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (there is no 6% withdrawal rate for taking later withdrawals).

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I, we may increase the Lifetime Withdrawal Guarantee I charge to the charge applicable to current contract purchases of the same optional benefit at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

ISSUE AGES. For Contracts issued in New York State, the following issue age requirements apply: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses and both joint owners must be at least 63 years old.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG I, you are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following investment divisions:

   (a)MetLife Conservative Allocation Investment Division

   (b)MetLife Moderate to Conservative Allocation Investment Division

   (c)MetLife Moderate Allocation Investment Division

   (d)MetLife Moderate to Aggressive Allocation Investment Division

   (e)BlackRock Money Market Investment Division (Available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only.)

The Fixed Account is not available in New York State and Washington State with this optional benefit. You may elect to participate in the Enhanced Dollar Cost Averaging Program provided that your destination investment divisions are one or more of the above listed investment choices.

CHARGES. The Lifetime Withdrawal Guarantee Benefit I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. Lifetime Withdrawal Guarantee Benefit

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Total Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero.

                                    [CHART]

       Annual Benefit     Cumulative           Account
          Payment         Withdrawals          Balance
       --------------     -----------        -----------
 1        $5,000           $ 5,000           $100,000.00
 2         5,000            10,000             90,250.00
 3         5,000            15,000             80,987.50
 4         5,000            20,000             72,188.13
 5         5,000            25,000             63,828.72
 6         5,000            30,000             55,887.28
 7         5,000            35,000             48,342.92
 8         5,000            40,000             41,175.77
 9         5,000            45,000             34,366.98
10         5,000            50,000             27,898.63
11         5,000            55,000             21,753.70
12         5,000            60,000             15,916.02
13         5,000            65,000             10,370.22
14         5,000            70,000              5,101.71
15         5,000            75,000                 96.62
16         5,000            80,000                     0
17         5,000            85,000                     0
18         5,000            90,000            -13,466.53
19         5,000            95,000                     0
20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Total Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. Lifetime Withdrawal Guarantee Benefit -- 5% Compounding Amount

Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 X 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 X 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 X 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 X 5%).

If the first withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 X 5%).

               [Lifetime GWB - 5% Compounding Amount CHART]





C. Lifetime Withdrawal Guarantee Benefit--Automatic Annual Step-Ups and 5% Compounding Amount (No Withdrawals)

Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 X 5%).

At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the Account Balance is less than $189,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 X 5%).

LIFETIME GWB--AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING AMOUNT (NO
WITHDRAWALS)

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DESCRIPTION OF ENHANCED GUARANTEED WITHDRAWAL BENEFIT

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the BENEFIT BASE are both equal to your initial purchase payment plus the GWB Bonus. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Balance below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

  .   Your initial purchase payment, increased by the 5% GWB Bonus;

  .   Increased by each subsequent purchase payment, and by the 5% GWB Bonus;

  . Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable withdrawal charge) and any amounts applied to an income option (for withdrawals that are equal to or less than the Annual Benefit Payment); and

  . If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit
      Base and your Account Balance, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals (including any applicable withdrawal charge and any amounts applied to a pay-out option) cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal from your Contract does result in annual withdrawals (including any applicable withdrawal charge) during a Contract Year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Balance after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. This reduction may be significant. Furthermore, because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

All withdrawals are subject to applicable early withdrawal charges and taxes.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The

Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. At any Contract Anniversary prior to the owner's 86th birthday, you may elect an Optional Reset. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Account Balance is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the
    Account Balance on the date of the reset;

..   Reset your Annual Benefit Payment equal to the Account Balance on the date of the reset multiplied by the GWB withdrawal rate (7%); and

..   Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.

An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Enhanced GWB charge.

However locking-in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the Account Balance before the reset was less than the Guaranteed Withdrawal Amount.

Therefore, generally it may be beneficial to reset your Benefit Base only if your Account Balance exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Enhanced GWB benefit charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

We must receive your request for an Optional Reset in writing within the 30-day period ending on the day before the applicable Contract Anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

For Contracts issued prior to JULY 16, 2007, you may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent Contract Anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset.

CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB, you may not re-elect it.

TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:

(1)the date you make a full withdrawal of your Account Balance (a pro rata portion of the charge will apply); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(2)the date you apply all of your Account Balance to a pay-out option (a pro rata portion of the charge will apply);

(3)the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Balance (whatever Account Balance is available will be applied to pay the annual Enhanced GWB benefit charge); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(4)the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and (b) we will not terminate the benefit until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;

(5)a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason (a pro rata portion of the charge will apply); or

(6)the termination of the Deferred Annuity (a pro rata portion of the charge will apply).

ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Balance and the withdrawal does not exceed the Annual Benefit Payment, or your Account Balance is reduced to zero because you do not have a sufficient Account Balance to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.

If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal

Revenue Code). If you terminate the Enhanced GWB because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -
      $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the
      Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to

      $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. Annual Benefit Payment Continuing When Account Balance Reaches Zero

An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 X 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [CHART]

     Annual Benefit Payment  Benefit Base      Account Balance
     ----------------------  ------------      ---------------
 1           $7,350          $105,000            $100,000
 2            7,350            97,650              73,000
 3            7,350            90,300              52,750
 4            7,350            82,950              37,562.50
 5            7,350            75,600              26,171.88
 6            7,350            68,250              17,628.91
 7            7,350            60,900              11,221.68
 8            7,350            53,550               6,416.26
 9            7,350            46,200               2,812.20
10            7,350            38,850                 109.14
11            7,350            31,500                      0
12            7,350            24,150                      0
13            7,350            16,800                      0
14            7,350             9,450                      0
15            2,100             2,100                      0
16                0                 0                      0




G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may be elected prior to age 86)

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected, the charge would remain at .55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% X $148,350 = $10,385.

The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% X $179,859 = $12,590.

The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% X $282,582= $19,781.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

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DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

In states where the Enhanced GWB is not yet approved, we currently offer the GWB I instead of the Enhanced GWB. This version is the same as the Enhanced GWB described above, except you do not have the ability to cancel the benefit following your fifth Contract Anniversary, as described above.

LIFETIME WITHDRAWAL GUARANTEE, GWB AND DECEDENT CONTRACTS

In the event the Lifetime Withdrawal Guarantee is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the Contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age
59 1/2.

Note that the Lifetime Withdrawal Guarantee, Enhanced GWB, and GWB I are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.


GUARANTEED MINIMUM ACCUMULATION BENEFIT

In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional benefit to your Deferred Annuity. The GMAB guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.

If you elect the GMAB, we require you to allocate your purchase payments and all of your Account Balance to one of the asset allocation investment divisions available in your Deferred Annuity (the MetLife Moderate to Aggressive and the MetLife Aggressive Allocation Investment Divisions are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an investment division must be transferred to the one investment division you have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation investment division you choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation investment divisions available, if you choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:

                                                                   GUARANTEED AMOUNT
                     INVESTMENT DIVISION*                       (% OF PURCHASE PAYMENTS) YEARS TO MATURITY DATE
                     --------------------                       ------------------------ ----------------------
MetLife Conservative Allocation Investment Division............           130%                  10 years
MetLife Conservative to Moderate Allocation Investment Division           120%                  10 years
MetLife Moderate Allocation Investment Division................           110%                  10 years

-----------
* You can learn more about these investment divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.


You may elect the GMAB when you purchase the Deferred Annuity through age 80. You may not have this benefit and another living benefit or the Enhanced Death Benefit in effect at the same time.


BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation investment division you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.

At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation investment division you have selected. When you make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the Account Balance. Purchase payment credits (i.e., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.

EXAMPLE:

Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the investment division you have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.

Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments you made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment you have selected), then no Guaranteed Accumulation Payment is made. Therefore, the Guaranteed Minimum Accumulation Benefit may not be appropriate for you, if you intend to make additional purchase payments after the end of the Eligibility Period.

EXAMPLE

Assume that you make one $10,000 purchase payment during the 120 Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000-$0 = $11,000).

In contrast, assume that you make one $10,000 purchase payment during the 120 day Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that you decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000-$11,000 = $0.)

TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date; (2) the date you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date you cancel this benefit, as described below; (4) the date you apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person) unless the beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require you to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the benefit, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.

CHARGE. The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take the amount from the Separate Account by canceling accumulation units from your Separate Account balance.)


GMAB AND DECEDENT CONTRACTS.   Note that the GMAB is not appropriate for
purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. See "Income Taxes" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before you annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your Contract is annuitized, you are ineligible to receive the Death Benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your Contract terminates the rider, including any Death Benefit provided by the rider and any Guaranteed Principal Adjustment (for GMIB Plus I and GMIB Plus II or Lifetime Withdrawal Guarantees) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit) that may also be provided by the rider.

When considering a pay-out option, you should think about whether you want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when you decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

Many times, the Contract Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income you need;

..   The amount you expect to receive from other sources;

..   The growth potential of other investments; and

..   How long you would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. Due to underwriting or Internal Revenue Code considerations, the choice of percentage reductions and/or the duration of the guarantee period may be limited.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable Income Payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Basic Death Benefit Separate
    Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE


   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the investment division. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.

For us to process a reallocation, you must tell us:

..   The percentage of the income payment to be reallocated;

..   The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

..   The investment divisions from which you want to reallocate your income payment.

We may require that you use our original forms to make reallocations.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in good order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Frequent requests from contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield Portfolios (I.E., Western Asset Management Strategic Bond Opportunities, Lord Abbett Bond Debenture, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Index Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series Portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY.   As a condition to making their portfolios
available in our products, American Funds requires us to treat all American Funds Portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all reallocation/transfer requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/ reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or operational capacity to apply the frequent trading policies and procedures of the Portfolios we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or to retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

CHARGES


   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

..   any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the contract owner of the Deferred Annuity and continue the Contract. We permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

MISSTATEMENT

We may require proof of age or sex of the Owner, annuitant or beneficiary before making any payments under this Contract that are measured by the Owner's, annuitant's or beneficiary's life. If the age or sex of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex.

Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Enhanced Death Benefit, the Earnings Preservation Benefit, Guaranteed Minimum Income Benefits, the Guaranteed Withdrawal Benefits or Guaranteed Minimum Accumulation Benefit. Withdrawal charges would reduce performance experience.


AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond, and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.


We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Enhanced Death Benefit, the Earnings Preservation Benefit, Guaranteed Minimum Income Benefits, Guaranteed Minimum Accumulation Benefit or the Guaranteed Withdrawal Benefits. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity contract owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


On or about May 1, 2007, it is anticipated that MetLife Investors Distribution Company (''MLIDC'') will become the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission (''SEC'') under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (''NASD'').

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. (''MSI''), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Deferred Annuity. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of the NASD. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated and unaffiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that MSI pays with respect to sales made through MetLife representatives. The total compensation includes payments that we make to our business unit or the business unit of our affiliate that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold. These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firm provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

We or our affiliates pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all purchase payments allocated to the American Funds Bond Fund, American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the Statement of Additional Information for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.


FINANCIAL STATEMENTS

(To be Updated with Amendment)


YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity.

INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

Annuity purchases by nonresident aliens and foreign corporations. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL

   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rule in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                                             Type of Contract
                                                                                           --------------------
                                                                                              Non    Trad. Roth SIMPLE
                                                                                           Qualified  IRA  IRA   IRA*  SEP
                                                                                           --------- ----- ---- ------ ---

In a series of substantially equal payments made annually (or more frequently) for life or
life expectancy (SEPP)                                                                         x       x    x     x     x

After you die                                                                                  x       x    x     x     x

After you become totally disabled (as defined in the Code)                                     x       x    x     x     x

To pay deductible medical expenses                                                                     x    x     x     x

To pay medical insurance premiums if you are unemployed                                                x    x     x     x

For qualified higher education expenses, or                                                            x    x     x     x

For qualified first time home purchases up to $10,000                                                  x    x     x     x

After December 31, 1999 for IRS levies                                                                 x    x     x     x

Certain immediate income annuities providing a series of substantially equal periodic
payments made annually (or more frequently) over the specified payment period                  x

    * For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits (including but not limited to the Earnings Preservation Benefit) and certain living benefits (e.g. Guaranteed Withdrawal Benefit and the Guaranteed Minimum Income Benefit) could be considered to be taxable each year as deemed distributions from the

Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

GUARANTEED WITHDRAWAL BENEFITS If you have purchased the Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

NON-QUALIFIED ANNUITIES

..   Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

..   Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

..   Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

..   Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

..   Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

..   Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

..   When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

..   In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest. Certain Income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non- natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

..   Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

..   Possible taxation as if you were the contract owner of your portion of the
    Separate Account's assets.

..   Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

..   Individuals age 50 or older can make an additional "catch-up" purchase payment of (assuming the individual has sufficient compensation).

..   If you are an active participant in a retirement plan of an employer, your contributions may be limited.

..   Purchase payments in excess of these amounts may be subject to a penalty tax.

..   If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

..   These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

..   If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

Rollovers into Your SIMPLE IRA. You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

Rollovers from Your SIMPLE IRA. Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" purchase payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. Also, if you are an active participant in a retirement plan of an employer, your contributions may be limited. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

..   The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

..   The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

..   The first money withdrawn is any annual (non-conversion/rollover)
    contributions to the Roth IRA. These are received tax and penalty free.

..   The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

..   The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

..   We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a ROTH IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note that where payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION

                                                                       PAGE

     COVER PAGE.......................................................   1

     TABLE OF CONTENTS................................................   1

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   2

     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
       ANNUITIES......................................................   2

     EXPERIENCE FACTOR................................................   4

     VARIABLE INCOME PAYMENTS.........................................   5

     INVESTMENT MANAGEMENT FEES.......................................   8

     ADVERTISEMENT OF THE SEPARATE ACCOUNT............................  14

     VOTING RIGHTS....................................................  16

     ERISA............................................................  17

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS; SHAREHOLDER
       CONTROL........................................................  17

     ACCUMULATION UNIT VALUES TABLES..................................  20

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT..................... F-1

     FINANCIAL STATEMENTS OF METLIFE.................................. F-1

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     Non-Qualified IRA and SEP
                     Annuities     Annuities(1)
  California........ 2.35%         0.5%(2)
  Maine............. 2.0%          --
  Nevada............ 3.5%          --
  Puerto Rico(3).... 3.0%          3.0%
  South Dakota...... 1.25%         --
  West Virginia..... 1.0%          1.0%
  Wyoming........... 1.0%          --

        ---
      /1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

      /2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

      /3/Legislation has been passed increasing the tax rate to 3%, however, the rate increase is contingent upon the passage of the budget bill. Nonetheless, the Department of Insurance has indicated it considers the rate increase to be effective.

APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. A different share class of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Investment Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower 12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund Portfolios and lower Separate Account charges for the American Funds Investment Divisions then in effect. Values after April 30, 2004 reflect the higher 12b-1 Plan fees and Separate Account charges currently in place. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for the GMIB Plus I was in effect prior to February 26, 2007. This lower charge is not reflected in the tables below. The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for the Enhanced Death Benefit, the optional Guaranteed Minimum Income Benefits, the optional Guaranteed Withdrawal Benefits, and the optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge. The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.


                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                             HIGHEST POSSIBLE MIX
                         2.30 SEPARATE ACCOUNT CHARGE

                                                              Beginning of               Number of
                                                                  Year     End of Year  Accumulation
                                                              Accumulation Accumulation Units End of
Fund Name                                                Year  Unit Value   Unit Value      Year
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.48      $ 14.05      2,260.99

American Funds Global Small Capitalization Division/(c)/ 2001     13.39        13.03          0.00
                                                         2002     13.03        10.29          0.00
                                                         2003     10.29        15.42          0.00
                                                         2004     15.42        18.19     13,630.80
                                                         2005     18.19        22.25     19,596.91
                                                         2006     22.25        26.94     24,763.77

American Funds Growth Division/(c)/..................... 2001    105.45        95.15          0.00
                                                         2002     95.15        70.14          0.00
                                                         2003     70.14        93.63          0.00
                                                         2004     93.63       102.78     11,491.63
                                                         2005    102.78       116.54     11,889.33
                                                         2006    116.54       125.35     12,469.33

                                                                                                  Beginning of
                                                                                                      Year     End of Year
                                                                                                  Accumulation Accumulation
Fund Name                                                                                    Year  Unit Value   Unit Value
---------                                                                                    ---- ------------ ------------
American Funds Growth-Income Division/(c)/.................................................. 2001    $73.98      $ 70.77
                                                                                             2002     70.77        56.39
                                                                                             2003     56.39        72.87
                                                                                             2004     72.87        78.48
                                                                                             2005     78.48        81.05
                                                                                             2006     81.05        91.12

BlackRock Aggressive Growth Division (Class E)/(c)/......................................... 2001     32.98        30.99
                                                                                             2002     30.99        21.56
                                                                                             2003     21.56        29.63

BlackRock Aggressive Growth Division (Class B).............................................. 2004     29.05        32.02
                                                                                             2005     32.02        34.56
                                                                                             2006     34.56        35.96

BlackRock Bond Income Division (formerly State Street Research Income Division Class E)/(a)/ 2001     34.86        35.69
                                                                                             2002     35.69       305.92

BlackRock Bond Income Division (Class E).................................................... 2003     37.72        38.96

BlackRock Bond Income Division (Class B).................................................... 2004     35.93        37.01
                                                                                             2005     37.01        36.95
                                                                                             2006     36.95        37.60

BlackRock Diversified Division (E Class)/(c)/............................................... 2001     32.43        31.50
                                                                                             2002     31.50        26.49
                                                                                             2003     26.49        31.17

BlackRock Diversified Division (B Class).................................................... 2004     30.09        32.27
                                                                                             2005     32.27        32.43
                                                                                             2006     32.43        34.94

BlackRock Large Cap Division (formerly BlackRock Investment Trust) (Class E)/(c)/........... 2001     59.93        55.73
                                                                                             2002     55.73        40.18
                                                                                             2003     40.18        51.07

BlackRock Large Cap Division (formerly BlackRock Investment Trust) (Class B)................ 2004     49.31        54.09
                                                                                             2005     54.09        54.62
                                                                                             2006     54.62        60.76

BlackRock Large Cap Value Division (Class E)/(d)/........................................... 2002     10.00         7.87
                                                                                             2003      7.87        10.42

BlackRock Large Cap Value Division (Class B)................................................ 2004     10.49        11.51
                                                                                             2005     11.51        11.87
                                                                                             2006     11.87        13.83

BlackRock Legacy Large Cap Growth Division/(i)/............................................. 2004     21.29        23.19
                                                                                             2005     23.19        24.19
                                                                                             2006     24.19        24.56

BlackRock Money Market Division (Class E)/(f)/.............................................. 2003     18.93        18.72

BlackRock Money Market Division (Class B)................................................... 2004     18.23        18.06
                                                                                             2005     18.06        18.11
                                                                                             2006     18.11        18.51

BlackRock Strategic Value Division (Class E)/(c)/........................................... 2001     14.08        13.79
                                                                                             2002     13.79        10.58
                                                                                             2003     10.58        15.50

                                                                                              Number of
                                                                                             Accumulation
                                                                                             Units End of
Fund Name                                                                                        Year
---------                                                                                    ------------
American Funds Growth-Income Division/(c)/..................................................       0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                              11,225.16
                                                                                              10,819.00
                                                                                              13,217.06

BlackRock Aggressive Growth Division (Class E)/(c)/.........................................       0.00
                                                                                                   0.00
                                                                                                   0.00

BlackRock Aggressive Growth Division (Class B)..............................................     470.09
                                                                                                 351.47
                                                                                                 342.15

BlackRock Bond Income Division (formerly State Street Research Income Division Class E)/(a)/       0.00
                                                                                                   0.00

BlackRock Bond Income Division (Class E)....................................................       0.00

BlackRock Bond Income Division (Class B)....................................................   4,465.70
                                                                                               7,893.69
                                                                                               8,645.26

BlackRock Diversified Division (E Class)/(c)/...............................................       0.00
                                                                                                   0.00
                                                                                                   0.00

BlackRock Diversified Division (B Class)....................................................   6,385.61
                                                                                              15,553.06
                                                                                              17,189.51

BlackRock Large Cap Division (formerly BlackRock Investment Trust) (Class E)/(c)/...........       0.00
                                                                                                   0.00
                                                                                                   0.00

BlackRock Large Cap Division (formerly BlackRock Investment Trust) (Class B)................     253.57
                                                                                                 367.03
                                                                                                 366.86

BlackRock Large Cap Value Division (Class E)/(d)/...........................................       0.00
                                                                                                   0.00

BlackRock Large Cap Value Division (Class B)................................................  18,591.97
                                                                                              20,493.04
                                                                                              18,855.81

BlackRock Legacy Large Cap Growth Division/(i)/.............................................   1,500.34
                                                                                               2,741.85
                                                                                               6,579.00

BlackRock Money Market Division (Class E)/(f)/..............................................      82.45

BlackRock Money Market Division (Class B)...................................................       0.00
                                                                                                   0.00
                                                                                                   0.00

BlackRock Strategic Value Division (Class E)/(c)/...........................................       0.00
                                                                                                   0.00
                                                                                                   0.00

                                                                 Beginning of               Number of
                                                                     Year     End of Year  Accumulation
                                                                 Accumulation Accumulation Units End of
Fund Name                                                   Year  Unit Value   Unit Value      Year
---------                                                   ---- ------------ ------------ ------------
BlackRock Strategic Value Division (Class B)/(c)/.......... 2004    $15.56       $17.40     22,097.11
                                                            2005     17.40        17.67     44,679.62
                                                            2006     17.67        20.11     47,952.92

Cyclical Growth ETF Division/(k)/.......................... 2006     10.64        11.28          0.00

Cyclical Growth and Income ETF Division/(k)/............... 2006     10.45        11.03          0.00

Davis Venture Value Division (Class E)/(c)/................ 2001     25.57        24.79          0.00
                                                            2002     24.79        20.22          0.00
                                                            2003     20.22        25.83          0.00

Davis Venture Value Division (Class B)..................... 2004     26.22        28.05      4,134.00
                                                            2005     28.05        30.16     14,938.08
                                                            2006     30.16        33.70     22,597.68

FI International Stock Division (Class E)/(c)/............. 2001     11.17        10.41          0.00
                                                            2002     10.41         8.38          0.00
                                                            2003      8.38        10.47          0.00

FI International Stock Division (Class B).................. 2004     10.51        11.93        206.73
                                                            2005     11.93        13.71      6,088.01
                                                            2006     13.71        15.58     11,733.97

FI Large Cap Division/(k)/................................. 2006     15.66        15.75          0.00

FI Mid Cap Opportunities Division (Class E)/(c) (h)/....... 2001     17.49        15.00          0.00
                                                            2002     15.00        10.39          0.00
                                                            2003     10.39        13.66          0.00

FI Mid Cap Opportunities Division (Class B)................ 2004     13.73        15.37        893.10
                                                            2005     15.37        16.02      3,485.86
                                                            2006     16.02        17.47      8,070.45

I Value Leaders Division (Class E)/(d)/.................... 2002     20.96        17.15          0.00
                                                            2003     17.15        21.24          0.00

FI Value Leaders Division (Class B)........................ 2004     20.84        23.36      1,782.38
                                                            2005     23.36        25.22      5,676.29
                                                            2006     25.22        27.52     10,229.10

Franklin Templeton Small Cap Growth Division (Class E)/(c)/ 2001      9.15         8.74          0.00
                                                            2002      8.74         6.16          0.00
                                                            2003      6.16         8.71          0.00

Franklin Templeton Small Cap Growth Division (Class B)..... 2004      8.57         9.43      2,857.38
                                                            2005      9.43         9.62      1,790.05
                                                            2006      9.62        10.32      5,012.27

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     23.58        24.30          0.00
                                                            2002     24.30        21.61          0.00
                                                            2003     21.61        27.98          0.00

Harris Oakmark Focused Value Division (Class B)............ 2004     27.27        29.42      5,359.15
                                                            2005     29.42        31.55     13,128.60
                                                            2006     31.55        34.58     13,048.19

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.54         8.74          0.00
                                                            2003      8.74        11.54          0.00

Harris Oakmark International Division (Class B)............ 2004     11.75        13.56      6,279.34
                                                            2005     13.56        15.14     13,426.94
                                                            2006     15.14        19.07     21,768.49

                                                                                                          Beginning of
                                                                                                              Year
                                                                                                          Accumulation
Fund Name                                                                                            Year  Unit Value
---------                                                                                            ---- ------------
Harris Oakmark Large Cap Value Division (Class E)/(c)/.............................................. 2001    $11.37
                                                                                                     2002     11.16
                                                                                                     2003      9.35

Harris Oakmark Large Cap Value Division (Class B)................................................... 2004     11.54
                                                                                                     2005     12.38
                                                                                                     2006     11.90

Jennison Growth Division............................................................................ 2005      3.88
                                                                                                     2006      4.64

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c) (g)/.................. 2001      5.33
                                                                                                     2002      4.84
                                                                                                     2003      3.36

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/...................... 2004      4.07
                                                                                                     2005      4.22

Lazard Mid-Cap Division (Class E)/(d)/.............................................................. 2002     11.33
                                                                                                     2003      9.57

Lazard Mid-Cap Division (Class B)................................................................... 2004     12.27
                                                                                                     2005     13.17
                                                                                                     2006     13.91

Legg Mason Aggressive Growth (formerly Janus Growth) (Class E)/(e)/................................. 2001      8.84
                                                                                                     2002      7.70
                                                                                                     2003      5.21

Legg Mason Aggressive Growth (formerly Janus Aggressive Growth) (Class B)........................... 2004      6.41
                                                                                                     2005      6.93
                                                                                                     2006      7.69

Legg Mason Value Equity/(c) (l)/.................................................................... 2006      8.78

Legg Mason Value Equity (formerly MFS Investors Trust Division) (Class E)/(c) (l)/.................. 2001      8.54
                                                                                                     2002      8.09
                                                                                                     2003      6.31

Legg Mason Value Equity (formerly MFS Investors Trust Division) (Class B)/(c) (l)/.................. 2004      7.35
                                                                                                     2005      8.10
                                                                                                     2006      8.46

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/..................................... 2001     10.91
                                                                                                     2002     11.08
                                                                                                     2003     11.92

Lehman Brothers(R) Aggregate Bond Index Division (Class B).......................................... 2004     11.81
                                                                                                     2005     12.08
                                                                                                     2006     12.03

Loomis Sayles Small Cap Division (Class E)/(c)/..................................................... 2001     21.50
                                                                                                     2002     20.96
                                                                                                     2003     16.05

Loomis Sayles Small Cap Division (Class B).......................................................... 2004     21.40
                                                                                                     2005     24.10
                                                                                                     2006     25.13

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/ 2001     10.34
                                                                                                     2002     10.05

Lord Abbett Bond Debenture Division (Class E)....................................................... 2002     10.31
                                                                                                     2003      9.94

                                                                                                                   Number of
                                                                                                     End of Year  Accumulation
                                                                                                     Accumulation Units End of
Fund Name                                                                                             Unit Value      Year
---------                                                                                            ------------ ------------
Harris Oakmark Large Cap Value Division (Class E)/(c)/..............................................    $11.16           0.00
                                                                                                          9.35           0.00
                                                                                                         11.46           0.00

Harris Oakmark Large Cap Value Division (Class B)...................................................     12.38      11,105.37
                                                                                                         11.90      18,025.09
                                                                                                         13.71      15,566.56

Jennison Growth Division............................................................................      4.64       3,987.32
                                                                                                          4.65       9,269.22

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c) (g)/..................      4.84           0.00
                                                                                                          3.36           0.00
                                                                                                          4.13           0.00

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/......................      4.22       3,585.58
                                                                                                          3.84       4,660.68

Lazard Mid-Cap Division (Class E)/(d)/..............................................................      9.57           0.00
                                                                                                         11.82           0.00

Lazard Mid-Cap Division (Class B)...................................................................     13.17         492.49
                                                                                                         13.91         521.73
                                                                                                         15.59         805.23

Legg Mason Aggressive Growth (formerly Janus Growth) (Class E)/(e)/.................................      7.70           0.00
                                                                                                          5.21           0.00
                                                                                                          5.46           0.00

Legg Mason Aggressive Growth (formerly Janus Aggressive Growth) (Class B)...........................      6.93       2,180.74
                                                                                                          7.69       9,274.78
                                                                                                          7.38      14,905.88

Legg Mason Value Equity/(c) (l)/....................................................................      9.35         496.66

Legg Mason Value Equity (formerly MFS Investors Trust Division) (Class E)/(c) (l)/..................      8.09           0.00
                                                                                                          6.31           0.00
                                                                                                          7.49           0.00

Legg Mason Value Equity (formerly MFS Investors Trust Division) (Class B)/(c) (l)/..................      8.10         813.14
                                                                                                          8.46           0.00
                                                                                                          8.81           0.00

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/.....................................     11.08           0.00
                                                                                                         11.92           0.00
                                                                                                         12.05           0.00

Lehman Brothers(R) Aggregate Bond Index Division (Class B)..........................................     12.08      68,675.99
                                                                                                         12.03     104,347.97
                                                                                                         12.20     175,669.65

Loomis Sayles Small Cap Division (Class E)/(c)/.....................................................     20.96           0.00
                                                                                                         16.05           0.00
                                                                                                         21.38           0.00

Loomis Sayles Small Cap Division (Class B)..........................................................     24.10         117.66
                                                                                                         25.13       2,403.10
                                                                                                         28.58       7,496.79

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/     10.05           0.00
                                                                                                         14.97           0.00

Lord Abbett Bond Debenture Division (Class E).......................................................      9.94           0.00
                                                                                                         11.59           0.00

                                                            Beginning of               Number of
                                                                Year     End of Year  Accumulation
                                                            Accumulation Accumulation Units End of
Fund Name                                              Year  Unit Value   Unit Value      Year
---------                                              ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)......... 2004    $14.84       $15.72       5,296.69
                                                       2005     15.72        15.59       9,814.85
                                                       2006     15.59        16.63      11,157.25

Met/AIM Small Cap Growth Division (Class E)/(d)/...... 2002     11.17         8.39           0.00
                                                       2003      8.39        11.41           0.00

Met/AIM Small Cap Growth Division (Class B)........... 2004     11.10        11.82       1,582.34
                                                       2005     11.82        12.51       7,237.93
                                                       2006     12.51        13.96       9,838.79

MetLife Mid Cap Stock Index Division (Class E)/(c)/... 2001     10.33        10.18           0.00
                                                       2002     10.18         8.45           0.00
                                                       2003      8.45        11.14           0.00

MetLife Mid Cap Stock Index Division (Class B)........ 2004     11.25        12.53      29,621.98
                                                       2005     12.53        13.72      34,678.10
                                                       2006     13.72        14.72      40,318.22

MetLife Stock Index Division (Class E)/(c)/........... 2001     34.43        32.39           0.00
                                                       2002     32.39        24.56           0.00
                                                       2003     24.56        30.72           0.00

MetLife Stock Index Division (Class B)................ 2004     29.89        32.20      64,157.86
                                                       2005     32.20        32.84      82,221.18
                                                       2006     32.84        36.97      92,276.05

MFS Research International Division (Class E)/(c)/.... 2001      8.98         8.32           0.00
                                                       2002      8.32         7.18           0.00
                                                       2003      7.18         9.27           0.00

MFS Research International Division (Class B)......... 2004      9.46        10.80       4,438.20
                                                       2005     10.80        12.29       5,803.58
                                                       2006     12.29        15.20       8,237.59

MFS Total Return Division/(i)/........................ 2004     31.54        34.09         166.11
                                                       2005     34.09        34.27         847.21
                                                       2006     34.27        37.49         504.29

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.15         8.37           0.00
                                                       2002      8.37         6.81           0.00
                                                       2003      6.81         9.14           0.00

Morgan Stanley EAFE(R) Index Division (Class B)....... 2004      9.10        10.52      54,022.71
                                                       2005     10.52        11.61      60,495.83
                                                       2006     11.61        14.23      64,630.68

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.00        14.64           0.00
                                                       2002     14.64        12.92           0.00
                                                       2003     12.92        17.22           0.00

Neuberger Berman Mid Cap Value Division (Class B)..... 2004     17.66        20.48       9,930.93
                                                       2005     20.48        22.40      23,315.35
                                                       2006     22.40        24.35      33,167.26

Neuberger Berman Real Estate Division/(i)/............ 2004      9.99        12.75      17,259.85
                                                       2005     12.75        14.12      62,406.06
                                                       2006     14.12        18.99     103,829.51

Oppenheimer Capital Appreciation Division/(j)/........ 2005      7.65         8.25           0.00
                                                       2006      8.25         8.68           0.00

                                                                                      Beginning of               Number of
                                                                                          Year     End of Year  Accumulation
                                                                                      Accumulation Accumulation Units End of
Fund Name                                                                        Year  Unit Value   Unit Value      Year
---------                                                                        ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/............................... 2001    $12.43       $11.67          0.00
                                                                                 2002     11.67         9.57          0.00
                                                                                 2003      9.57        12.19          0.00

Oppenheimer Global Equity Division (Class B).................................... 2004     11.95        13.70      2,158.26
                                                                                 2005     13.70        15.53      2,542.63
                                                                                 2006     15.53        17.67      9,884.47

PIMCO Inflation Protected Bond Division/(k)/.................................... 2006     10.70        10.74     11,668.63

PIMCO Total Return Division (Class E)/(c)/...................................... 2001     10.20        10.36          0.00
                                                                                 2002     10.36        11.07          0.00
                                                                                 2003     11.07        11.30          0.00

PIMCO Total Return Division (Class B)........................................... 2004     11.33        11.67     15,237.83
                                                                                 2005     11.67        11.66     36,721.36
                                                                                 2006     11.66        11.91     38,133.46

RCM Technology Division (formerly RCM Global Technology Division) (Class E)/(c)/ 2001      7.02         6.04          0.00
                                                                                 2002      6.04         2.92          0.00
                                                                                 2003      2.92         4.49          0.00

RCM Technology Division (formerly RCM Global Technology Division) (Class B)..... 2004      4.04         4.19        476.42
                                                                                 2005      4.19         4.54      2,929.51
                                                                                 2006      4.54         4.68      8,407.27

Russell 2000(R) Index Division (Class E)/(c)/................................... 2001     11.73        11.63          0.00
                                                                                 2002     11.63         9.03          0.00
                                                                                 2003      9.03        12.88          0.00

Russell 2000(R) Index Division (Class B)........................................ 2004     12.82        14.59     34,337.97
                                                                                 2005     14.59        14.87     37,915.77
                                                                                 2006     14.87        17.09     33,144.79

T. Rowe Price Large Cap Growth Division (Class E)/(c)/.......................... 2001     11.37        11.19          0.00
                                                                                 2002     11.19         8.39          0.00
                                                                                 2003      8.39        10.71          0.00

T. Rowe Price Large Cap Growth Division (Class B)............................... 2004     10.62        11.44      2,945.42
                                                                                 2005     11.44        11.89      7,481.91
                                                                                 2006     11.89        13.12      6,550.37

T. Rowe Price Mid-Cap Growth Division (Class E)/(c)/............................ 2001      8.60         8.19          0.00
                                                                                 2002      8.19         4.47          0.00
                                                                                 2003      4.47         5.98          0.00

T. Rowe Price Mid-Cap Growth Division (Class B)................................. 2004      6.09         6.87     22,926.76
                                                                                 2005      6.87         7.69     42,374.54
                                                                                 2006      7.69         7.98     56,689.17

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.......................... 2001     11.79        11.56          0.00
                                                                                 2002     11.56         8.27          0.00
                                                                                 2003      8.27        11.37          0.00

T. Rowe Price Small Cap Growth Division (Class B)............................... 2004     11.60        12.30      1,150.84
                                                                                 2005     12.30        13.31      1,258.39
                                                                                 2006     13.31        13.48      6,599.94

Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/... 2001     14.66        14.89          0.00
                                                                                 2002     14.89        15.91          0.00
                                                                                 2003     15.91        17.50          0.00

                                                                              Beginning of               Number of
                                                                                  Year     End of Year  Accumulation
                                                                              Accumulation Accumulation Units End of
Fund Name                                                                Year  Unit Value   Unit Value      Year
---------                                                                ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Division (Class B) 2004   $ 17.12      $ 18.04      11,888.85
                                                                         2005     18.04        18.09      30,125.39
                                                                         2006     18.09        18.53      34,601.97

Western Asset Management U.S Government Division (Class E)/(c)/......... 2001     13.63        13.85           0.00
                                                                         2002     13.85        14.56           0.00
                                                                         2003     14.56        14.45           0.00

Western Asset Management U.S Government Division (Class B).............. 2004     14.15        14.40       9,018.77
                                                                         2005     14.40        14.27      21,812.04
                                                                         2006     14.27        14.49      16,953.71

MetLife Aggressive Allocation Division/(j)/............................. 2005      9.99        11.08          66.32
                                                                         2006     11.08        12.52      22,474.20

MetLife Conservative Allocation Division/(j)/........................... 2005      9.99        10.23       2,651.88
                                                                         2006     10.23        10.69       2,557.48

MetLife Conservative to Moderate Allocation Division/(j)/............... 2005      9.99        10.45      42,338.63
                                                                         2006     10.45        11.17     186,748.34

MetLife Moderate Allocation Division/(j)/............................... 2005      9.99        10.68      26,758.05
                                                                         2006     10.68        11.67     135,735.37

MetLife Moderate to Aggressive Allocation Division/(j)/................. 2005      9.99        10.90       3,633.02
                                                                         2006     10.90        12.17     295,572.42

American Funds at 2.55 Separate Account Charge:

American Funds Bond Division/(k)/....................................... 2006     13.36        13.92       5,946.69

American Funds Global Small Capitalization Division/(c)/................ 2004     15.33        18.07      15,247.27
                                                                         2005     18.07        22.08      29,683.18
                                                                         2006     22.08        26.71      44,812.05

American Funds Growth Division/(c)/..................................... 2004     91.79       100.65       7,212.98
                                                                         2005    100.65       114.01      12,716.12
                                                                         2006    114.01       122.51      16,853.27

American Funds Growth-Income Division/(c)/.............................. 2004     71.43        76.85       7,041.60
                                                                         2005     76.85        79.29      13,993.24
                                                                         2006     79.29        89.06      19,606.13

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                              LOWEST POSSIBLE MIX
                         1.25 SEPARATE ACCOUNT CHARGE

                                                                                           Beginning of               Number of
                                                                                               Year     End of Year  Accumulation
                                                                                           Accumulation Accumulation Units End of
Fund Name                                                                             Year  Unit Value   Unit Value      Year
---------                                                                             ---- ------------ ------------ ------------
American Funds Bond Division/(k)/.................................................... 2006   $ 14.82      $ 15.56      365,887.51
American Funds Global Small Capitalization Division/(c)/............................. 2001     13.86        13.54            0.00
                                                                                      2002     13.54        10.81      176,357.64
                                                                                      2003     10.81        16.37      793,521.46
                                                                                      2004     16.37        19.51    1,684,630.59
                                                                                      2005     19.51        24.12    1,942,621.89
                                                                                      2006     24.12        29.51    2,014,130.80
American Funds Growth Division/(c)/.................................................. 2001    126.65       114.77            0.00
                                                                                      2002    114.77        85.50      100,894.63
                                                                                      2003     85.50       115.34      484,308.87
                                                                                      2004    115.34       127.95      832,307.70
                                                                                      2005    127.95       146.61      850,455.08
                                                                                      2006    146.61       159.35      855,979.03
American Funds Growth-Income Division/(c)/........................................... 2001     88.85        85.37            0.00
                                                                                      2002     85.37        68.74      127,625.35
                                                                                      2003     68.74        89.76      634,858.72
                                                                                      2004     89.76        97.69    1,040,319.53
                                                                                      2005     97.69       101.96      992,089.03
                                                                                      2006    101.96       115.83      915,468.87
BlackRock Aggressive Growth Division (E Class)/(c)/.................................. 2001     37.91        35.78            0.00
                                                                                      2002     35.78        25.16       26,852.28
                                                                                      2003     25.16        34.93      154,691.04
BlackRock Aggressive Growth Division (B Class)....................................... 2004     34.38        38.15       48,586.98
                                                                                      2005     38.15        41.61      126,036.87
                                                                                      2006     41.61        43.76      228,956.11
BlackRock Bond Income Division (formerly State Street Income Division) (E Class)/(a)/ 2001     42.17        43.36            0.00
                                                                                      2002     43.36        43.89            0.00
BlackRock Bond Income Division (E Class)............................................. 2002     43.84        46.31      207,477.01
                                                                                      2003     46.31        48.33      536,896.98
BlackRock Bond Income Division (B Class)............................................. 2004     44.66        46.31      301,057.28
                                                                                      2005     46.31        46.72    1,046,108.64
                                                                                      2006     46.72        48.05    1,637,036.48
BlackRock Diversified Division (E Class)............................................. 2001     37.99        37.06            0.00
                                                                                      2002     37.06        31.50      212,999.18
                                                                                      2003     31.50        37.46      752,001.31
BlackRock Diversified Division (B Class)............................................. 2004     36.28        39.19      277,202.91
                                                                                      2005     39.19        39.79      535,541.81
                                                                                      2006     39.79        43.33      698,275.54
BlackRock Large Cap Division (formerly BlackRock Investment Trust) (E Class)/(c)/.... 2001     72.49        67.70            0.00
                                                                                      2002     67.70        49.33       79,863.05
                                                                                      2003     49.33        63.36      303,829.18
BlackRock Large Cap Division (formerly BlackRock Investment Trust) (B Class)/(c)/.... 2004     61.39        67.81       63,985.52
                                                                                      2005     67.81        69.20      115,756.61
                                                                                      2006     69.20        77.79      153,608.48
BlackRock Large Cap Value Division (E Class)......................................... 2002     10.00         7.93       62,035.81
                                                                                      2003      7.93        10.60      462,050.50

                                                                 Beginning of               Number of
                                                                     Year     End of Year  Accumulation
                                                                 Accumulation Accumulation Units End of
Fund Name                                                   Year  Unit Value   Unit Value      Year
---------                                                   ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (B Class)............... 2004    $10.72       $11.84      507,414.37
                                                            2005     11.84        12.34    1,191,101.20
                                                            2006     12.34        14.52    4,017,678.88
BlackRock Legacy Large Cap Growth Division/(i)/............ 2004     23.52        25.80       71,095.54
                                                            2005     25.80        27.20      179,456.51
                                                            2006     27.20        27.91      329,519.56
BlackRock Money Market Division (E Class)/(f)/............. 2003     23.28        23.18       24,871.02
BlackRock Money Market Division (B Class).................. 2004     22.66        22.60       51,565.74
                                                            2005     22.60        22.91      104,247.78
                                                            2006     22.91        23.65      220,864.59
BlackRock Strategic Value Division (E Class)/(c)/.......... 2001     14.24        14.01            0.00
                                                            2002     14.01        10.86      796,790.61
                                                            2003     10.86        16.08    2,552,703.05
BlackRock Strategic Value Division (B Class)............... 2004     16.20        18.24    1,029,329.75
                                                            2005     18.24        18.72    2,350,319.89
                                                            2006     18.72        21.53    3,429,455.89
Cyclical Growth ETF Division/(k)/.......................... 2006     10.71        11.43      139,058.25
Cyclical Growth and Income ETF Division/(k)/............... 2006     10.52        11.18       94,584.11
Davis Venture Value Division (E Class)/(c)/................ 2001     27.45        26.73            0.00
                                                            2002     26.73        22.03      115,244.86
                                                            2003     22.03        28.44      448,782.09
Davis Venture Value Division (B Class)..................... 2004     28.98        31.22      499,387.83
                                                            2005     31.22        33.91    2,131,611.21
                                                            2006     33.91        38.29    3,988,041.56
FI International Stock Division (E Class)/(c)/............. 2001     12.45        11.64            0.00
                                                            2002     11.64         9.47      178,292.61
                                                            2003      9.47        11.96      635,794.86
FI International Stock Division (B Class).................. 2004     12.05        13.78      230,542.93
                                                            2005     13.78        16.00      882,635.15
                                                            2006     16.00        18.37    1,788,847.70
FI Large Cap Division/(k)/................................. 2006     17.34        17.56       64,686.86
FI Mid Cap Opportunities Division (E Class)/(h)/........... 2001     18.33        15.78            0.00
                                                            2002     15.78        11.04      147,252.83
                                                            2003     11.04        14.68      490,905.38
FI Mid Cap Opportunities Division (B Class)................ 2004     14.81        16.69      195,292.90
                                                            2005     16.69        17.58      550,747.76
                                                            2006     17.58        19.37    1,043,827.16
FI Value Leaders (E Class)/(d)/............................ 2002     23.04        18.98       11,626.22
                                                            2003     18.98        23.76      129,119.95
FI Value Leaders (B Class)................................. 2004     23.39        26.41       85,618.72
                                                            2005     26.41        28.81      420,979.54
                                                            2006     28.81        31.77    1,116,072.48
Franklin Templeton Small Cap Growth Division (E Class)/(c)/ 2001      9.18         8.80            0.00
                                                            2002      8.80         6.27      139,794.65
                                                            2003      6.27         8.96      528,179.62
Franklin Templeton Small Cap Growth Division (B Class)..... 2004      8.85         9.80      157,161.05
                                                            2005      9.80        10.11      469,945.62
                                                            2006     10.11        10.95      779,710.51

                                                                                        Beginning of
                                                                                            Year     End of Year
                                                                                        Accumulation Accumulation
Fund Name                                                                          Year  Unit Value   Unit Value
---------                                                                          ---- ------------ ------------
Harris Oakmark Focused Value Division (E Class)/(c)/.............................. 2001    $25.72       $26.62
                                                                                   2002     26.62        23.93
                                                                                   2003     23.93        31.30
Harris Oakmark Focused Value Division (B Class)................................... 2004     30.62        33.26
                                                                                   2005     33.26        36.04
                                                                                   2006     36.04        39.92
Harris Oakmark International Division (E Class)/(d)/.............................. 2002     10.60         8.85
                                                                                   2003      8.85        11.81
Harris Oakmark International Division (B Class)................................... 2004     12.08        14.03
                                                                                   2005     14.03        15.83
                                                                                   2006     15.83        20.15
Harris Oakmark Large Cap Value Division (E Class)/(c)/............................ 2001     11.70        11.54
                                                                                   2002     11.54         9.77
                                                                                   2003      9.77        12.09
Harris Oakmark Large Cap Value Division (B Class)................................. 2004     12.23        13.21
                                                                                   2005     13.21        12.83
                                                                                   2006     12.83        14.93
Jennison Growth Division (B Class)................................................ 2005      4.09         4.92
                                                                                   2006      4.92         4.99
Jennison Growth Division (formerly Met/Putnam Voyager Division) (E Class)/(c) (g)/ 2001      5.40         4.93
                                                                                   2002      4.93         3.46
                                                                                   2003      3.46         4.29
Jennison Growth Division (formerly Met/Putnam Voyager Division) (B Class)/(g)/.... 2004      4.25         4.44
                                                                                   2005      4.44         4.05
Lazard Mid-Cap Division (E Class)/(d)/............................................ 2002     11.40         9.69
                                                                                   2003      9.69        12.09
Lazard Mid-Cap Division (B Class)................................................. 2004     12.61        13.63
                                                                                   2005     13.63        14.54
                                                                                   2006     14.54        16.47
Legg Mason Aggressive Growth (formerly Janus Growth) (E Class)/(e)/............... 2001      8.87         7.75
                                                                                   2002      7.75         5.30
                                                                                   2003      5.30         5.57
Legg Mason Aggressive Growth (formerly Janus Aggressive Growth) (B Class)......... 2004      6.63         7.22
                                                                                   2005      7.22         8.09
                                                                                   2006      8.09         7.86
Legg Mason Value Equity (B Class)................................................. 2006      9.45        10.14
Legg Mason Value Equity (formerly MFS Investors Trust Division) (E Class)/(c) (l)/ 2001      8.75         8.32
                                                                                   2002      8.32         6.56
                                                                                   2003      6.56         7.87
Legg Mason Value Equity (formerly MFS Investors Trust Division) (B Class)/(l)/.... 2004      7.74         8.59
                                                                                   2005      8.59         9.07
                                                                                   2006      9.07         9.49
Lehman Brothers(R) Aggregate Bond Index Division (E Class)/(c)/................... 2001     11.23        11.46
                                                                                   2002     11.46        12.45
                                                                                   2003     12.45        12.72
Lehman Brothers(R) Aggregate Bond Index Division (B Class)........................ 2004     12.51        12.89
                                                                                   2005     12.89        12.96
                                                                                   2006     12.96        13.29

                                                                                       Number of
                                                                                   Accumulation Units
                                                                                         End of
Fund Name                                                                                 Year
---------                                                                          ------------------
Harris Oakmark Focused Value Division (E Class)/(c)/..............................            0.00
                                                                                        320,020.25
                                                                                      1,040,971.04
Harris Oakmark Focused Value Division (B Class)...................................      377,040.95
                                                                                      1,158,798.80
                                                                                      1,544,583.01
Harris Oakmark International Division (E Class)/(d)/..............................       26,567.87
                                                                                        324,128.40
Harris Oakmark International Division (B Class)...................................      517,942.94
                                                                                      2,479,089.48
                                                                                      5,230,310.81
Harris Oakmark Large Cap Value Division (E Class)/(c)/............................            0.00
                                                                                        842,299.12
                                                                                      2,688,090.95
Harris Oakmark Large Cap Value Division (B Class).................................    1,304,722.64
                                                                                      3,878,821.73
                                                                                      5,009,373.07
Jennison Growth Division (B Class)................................................      412,176.02
                                                                                      1,003,446.89
Jennison Growth Division (formerly Met/Putnam Voyager Division) (E Class)/(c) (g)/            0.00
                                                                                        205,815.65
                                                                                        639,387.86
Jennison Growth Division (formerly Met/Putnam Voyager Division) (B Class)/(g)/....      114,586.68
                                                                                        152,249.83
Lazard Mid-Cap Division (E Class)/(d)/............................................       60,166.50
                                                                                        396,340.58
Lazard Mid-Cap Division (B Class).................................................      145,014.30
                                                                                        369,364.09
                                                                                        693,216.68
Legg Mason Aggressive Growth (formerly Janus Growth) (E Class)/(e)/...............            0.00
                                                                                        121,621.58
                                                                                              0.00
Legg Mason Aggressive Growth (formerly Janus Aggressive Growth) (B Class).........      157,905.31
                                                                                        441,946.14
                                                                                        854,039.26
Legg Mason Value Equity (B Class).................................................      752,191.91
Legg Mason Value Equity (formerly MFS Investors Trust Division) (E Class)/(c) (l)/            0.00
                                                                                         73,963.77
                                                                                        308,442.38
Legg Mason Value Equity (formerly MFS Investors Trust Division) (B Class)/(l)/....       58,522.26
                                                                                        300,403.79
                                                                                        378,586.99
Lehman Brothers(R) Aggregate Bond Index Division (E Class)/(c)/...................            0.00
                                                                                      1,271,700.30
                                                                                      5,134,183.52
Lehman Brothers(R) Aggregate Bond Index Division (B Class)........................    3,850,658.98
                                                                                     11,887,466.57
                                                                                     16,455,776.79

                                                                        Beginning of               Number of
                                                                            Year     End of Year  Accumulation
                                                                        Accumulation Accumulation Units End of
Fund Name                                                          Year  Unit Value   Unit Value      Year
---------                                                          ---- ------------ ------------ ------------
Loomis Sayles Small Cap Division (E Class)/(c)/................... 2001    $23.20       $22.72            0.00
                                                                   2002     22.72        17.58       30,590.67
                                                                   2003     17.58        23.67      113,829.25
Loomis Sayles Small Cap Division (B Class)........................ 2004     23.77        26.96       62,988.78
                                                                   2005     26.96        28.40      282,001.02
                                                                   2006     28.40        32.65      807,342.10
Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division) (E Class)/(b)/ 2001     10.83        10.58            0.00
                                                                   2002     10.58        10.88            0.00
Lord Abbett Bond Debenture Division (E Class)..................... 2002     10.88        10.57      108,830.52
                                                                   2003     10.57        12.45      906,935.62
Lord Abbett Bond Debenture Division (B Class)..................... 2004     16.14        17.21      433,517.32
                                                                   2005     17.21        17.26    1,644,680.08
                                                                   2006     17.26        18.60    3,053,153.34
Met/AIM Small Cap Growth Division (E Class)/(d)/.................. 2002     11.24         8.50       46,307.54
                                                                   2003      8.50        11.68      213,981.76
Met/AIM Small Cap Growth Division (B Class)....................... 2004     11.40        12.23       88,967.34
                                                                   2005     12.23        13.08      249,141.21
                                                                   2006     13.08        14.75      379,516.68
MetLife Mid Cap Stock Index Division (E Class)/(c)/............... 2001     10.44        10.34            0.00
                                                                   2002     10.34         8.68      570,356.88
                                                                   2003      8.68        11.55    2,466,067.51
MetLife Mid Cap Stock Index Division (B Class).................... 2004     11.72        13.13      728,656.68
                                                                   2005     13.13        14.53    2,195,285.87
                                                                   2006     14.53        15.76    3,611,990.93
MetLife Stock Index Division (E Class)/(c)/....................... 2001     10.33        10.18            0.00
                                                                   2002     10.18         8.45            0.00
                                                                   2003      8.45        11.14            0.00
MetLife Stock Index Division (B Class)............................ 2004     34.63        37.56    1,750,875.84
                                                                   2005     37.56        38.72    5,047,439.87
                                                                   2006     38.72        44.05    7,044,246.68
MFS Research International Division (Class E)/(c)/................ 2001      9.02         8.38            0.00
                                                                   2002      8.38         7.31      128,885.57
                                                                   2003      7.31         9.54      378,131.36
MFS Research International Division (Class B)..................... 2004      9.79        11.25      141,755.48
                                                                   2005     11.25        12.94      604,819.44
                                                                   2006     12.94        16.17    2,068,708.66
MFS Total Return Division/(i)/.................................... 2004     37.71        41.05      119,277.39
                                                                   2005     41.05        41.69      328,191.42
                                                                   2006     41.69        46.09      465,431.08
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.............. 2001      9.42         8.65            0.00
                                                                   2002      8.65         7.12      634,864.59
                                                                   2003      7.12         9.65    3,114,501.40
Morgan Stanley EAFE(R) Index Division (Class B)................... 2004      9.64        11.22    1,310,419.46
                                                                   2005     11.22        12.51    3,920,106.79
                                                                   2006     12.51        15.51    5,695,313.60

                                                                                      Beginning of               Number of
                                                                                          Year     End of Year  Accumulation
                                                                                      Accumulation Accumulation Units End of
Fund Name                                                                        Year  Unit Value   Unit Value      Year
---------                                                                        ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Division (Class E)/(c)/.......................... 2001    $15.44       $15.13            0.00
                                                                                 2002     15.13        13.49      222,971.85
                                                                                 2003     13.49        18.18      832,486.66
Neuberger Berman Mid Cap Value Division (Class B)............................... 2004     18.71        21.85      745,718.74
                                                                                 2005     21.85        24.15    2,759,258.03
                                                                                 2006     24.15        26.52    4,556,951.22
Neuberger Berman Real Estate Division/(i)/...................................... 2004      9.99        12.84    1,489,317.40
                                                                                 2005     12.84        14.37    4,338,464.48
                                                                                 2006     14.37        19.52    7,835,572.48
Oppenheimer Capital Appreciation Division/(j)/.................................. 2005      7.99         8.69      173,317.48
                                                                                 2006      8.69         9.23      620,638.28
Oppenheimer Global Equity Division (Class E)/(c)/............................... 2001     13.02        12.28            0.00
                                                                                 2002     12.28        10.17      112,537.61
                                                                                 2003     10.17        13.10      406,709.15
Oppenheimer Global Equity Division (Class B).................................... 2004     12.89        14.88      105,601.25
                                                                                 2005     14.88        17.04      579,290.68
                                                                                 2006     17.04        19.59    1,334,400.29
PIMCO Inflation Protected Bond Division/(k)/.................................... 2006     11.04        11.16      595,123.74
PIMCO Total Return Division (Class E)/(c)/...................................... 2001     10.25        10.45            0.00
                                                                                 2002     10.45        11.29    1,551,710.35
                                                                                 2003     11.29        11.65    4,544,053.32
PIMCO Total Return Division (Class B)........................................... 2004     11.72        12.16    1,912,529.08
                                                                                 2005     12.16        12.28    6,758,354.02
                                                                                 2006     12.28        12.67    9,627,248.36
RCM Technology Division (formerly RCM Global Technology Division) (Class E)/(c)/ 2001      7.05         6.10            0.00
                                                                                 2002      6.10         2.97      203,039.18
                                                                                 2003      2.97         4.62    1,637,949.51
RCM Technology Division (formerly RCM Global Technology Division) (Class B)..... 2004      4.18         4.36      327,216.18
                                                                                 2005      4.36         4.78      700,834.84
                                                                                 2006      4.78         4.98    1,303,161.54
Russell 2000(R) Index Division (Class E)/(c)/................................... 2001     12.07        12.02            0.00
                                                                                 2002     12.02         9.43      325,845.30
                                                                                 2003      9.43        13.60    1,535,666.47
Russell 2000(R) Index Division (Class B)........................................ 2004     13.58        15.56      523,546.85
                                                                                 2005     15.56        16.03    1,502,294.21
                                                                                 2006     16.03        18.61    2,585,775.71
T. Rowe Price Large Cap Growth Division (Class E)/(c)/.......................... 2001     11.70        11.57            0.00
                                                                                 2002     11.57         8.76      192,844.11
                                                                                 2003      8.76        11.30      794,026.43
T. Rowe Price Large Cap Growth Division (Class B)/(c)/.......................... 2004     11.25        12.21      551,747.60
                                                                                 2005     12.21        12.82    1,706,948.80
                                                                                 2006     12.82        14.29    2,574,599.46
T. Rowe Price Mid-Cap Growth Division (Class E)/(c)/............................ 2001      8.64         8.26            0.00
                                                                                 2002      8.26         4.56      160,883.93
                                                                                 2003      4.56         6.17      921,458.24
T. Rowe Price Mid-Cap Growth Division (Class B)................................. 2004      6.30         7.15      529,644.79
                                                                                 2005      7.15         8.10    1,695,381.23
                                                                                 2006      8.10         8.49    3,268,219.53

                                                                                   Beginning of                  Number of
                                                                                       Year     End of Year  Accumulation Units
                                                                                   Accumulation Accumulation       End of
Fund Name                                                                     Year  Unit Value   Unit Value         Year
---------                                                                     ---- ------------ ------------ ------------------
T. Rowe Price Small Cap Growth Division (E Class)/(c)/....................... 2001   $ 12.35      $ 12.17               0.00
                                                                              2002     12.17         8.80         104,912.42
                                                                              2003      8.80        12.22         500,675.63
T. Rowe Price Small Cap Growth Division (B Class)............................ 2004     12.51        13.35         169,438.00
                                                                              2005     13.35        14.60         639,929.00
                                                                              2006     14.60        14.94       1,140,830.69
Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/ 2001     15.73        16.05               0.00
                                                                              2002     16.05        17.34         206,607.47
                                                                              2003     17.34        19.26       1,097,298.95
Western Asset Management Strategic Bond Opportunities Division (Class B)..... 2004     18.92        20.08         516,840.38
                                                                              2005     20.08        20.34       2,362,619.16
                                                                              2006     20.34        21.06       4,193,499.21
Western Asset Management U.S Government Division (Class E)/(c)/.............. 2001     14.63        14.93               0.00
                                                                              2002     14.93        15.87         884,065.72
                                                                              2003     15.87        15.91       1,650,276.43
Western Asset Management U.S Government Division (Class B)................... 2004     15.64        16.03         792,980.55
                                                                              2005     16.03        16.05       2,828,550.05
                                                                              2006     16.05        16.47       4,232,158.83
MetLife Aggressive Allocation Division/(j)/.................................. 2005      9.99        11.16         306,141.65
                                                                              2006     11.16        12.74       1,484,809.90
MetLife Conservative Allocation Division/(j)/................................ 2005      9.99        10.31         578,943.02
                                                                              2006     10.31        10.88       1,938,160.76
MetLife Conservative to Moderate Allocation Division/(j)/.................... 2005      9.99        10.52       2,293,499.61
                                                                              2006     10.52        11.37      10,459,920.40
MetLife Moderate Allocation Division/(j)/.................................... 2005      9.99        10.75       3,641,353.32
                                                                              2006     10.75        11.88      22,508,484.97
MetLife Moderate to Aggressive Allocation Division/(j)/...................... 2005      9.99        10.98       2,829,696.46
                                                                              2006     10.98        12.39      17,897,969.38
American Funds at 1.50 Separate Account Charge:

American Funds Bond Division/(k)/............................................ 2006     14.69        15.41       1,384,257.31
American Funds Global Small Capitalization Division/(c)/..................... 2004     16.28        19.38         559,036.42
                                                                              2005     19.38        23.94       1,993,369.67
                                                                              2006     23.94        29.25       3,865,644.25
American Funds Growth Division/(c)/.......................................... 2004    113.13       125.36         321,875.82
                                                                              2005    125.36       143.50       1,076,810.53
                                                                              2006    143.50       155.82       1,897,452.19
American Funds Growth-Income Division/(c)/................................... 2004     88.04        95.72         337,328.74
                                                                              2005     95.72        99.80       1,024,224.45
                                                                              2006     99.80       113.26       1,585,446.89

-----------
(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.
(d)Inception date: May 1, 2002.
(e)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(f)Inception date: May 1, 2003.

(g)The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
(h)The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(i)Inception date: May 1, 2004.
(j)Inception date: May 1, 2005.
(k)Inception date: May 1, 2006.
(l)The assets of MFS Investors Trust Division were merged into the Legg Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                   LEGAL NAME OF PORTFOLIO SERIES     MARKETING NAME
  American Funds Insurance Series   Bond Fund                          American Funds Bond Fund
  American Funds Insurance Series   Global Small Capitalization Fund   American Funds Global Small Capitalization Fund
  American Funds Insurance Series   Growth - Income Fund               American Funds Growth-Income Fund
  American Funds Insurance Series   Growth Fund                        American Funds Growth Fund
  Metropolitan Series Fund, Inc.    FI International Stock Portfolio   FI International Stock Portfolio (Fidelity)
  Metropolitan Series Fund, Inc.    FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
  Metropolitan Series Fund, Inc.    FI Mid Cap Opportunities Portfolio FI Mid Cap Opportunities Portfolio (Fidelity)
  Metropolitan Series Fund, Inc.    FI Value Leaders Portfolio         FI Value Leaders Portfolio (Fidelity)

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund, Inc.

[_] Met Investors Series Trust

[_] American Funds Insurance Series

[_] I have changed my address. My current address is:

                           _________________ Name ___
                           (Contract Number)

                                             Address

                           _________________        _
                              (Signature)         zip

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

        PREFERENCE PLUS SELECT(R) INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                April   , 2008

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the
Prospectus for Preference Plus Select Deferred Annuities dated April   , 2008
and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.


   A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Funds") are attached at the end of this Statement of Additional Information.


   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select
Individual Annuity Contracts dated April   , 2008.


                               TABLE OF CONTENTS


                                                                           PAGE
                                                                      -------------
Independent Registered Public Accounting Firm........................             2

Distribution of Certificates and Interests in the Deferred Annuities.             2

Experience Factor....................................................             4

Variable Income Payments.............................................             5

Investment Management Fees...........................................             8

Advertisement of the Separate Account................................            14

Voting Rights........................................................            16

ERISA................................................................            17

Taxes--SIMPLE IRAs Eligibility and Contributions; Shareholder Control            17

Accumulation Unit Values Tables......................................            20

                                                                      (To be filed
Financial Statements of Separate Account............................. by amendment.)

                                                                      (To be filed
Financial Statements of MetLife...................................... by amendment.)

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   To be filed by amendment.

     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES

   On or about May 1, 2007, it is anticipated that MetLife Investors Distribution Company (''MLIDC'') will become the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers. MLIDC does not retain any fees under the Deferred Annuities.

   MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission (''SEC'') under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (''NASD'').

   Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. (''MSI''), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Deferred Annuity. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of the NASD. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

   There is no front-end sales load deducted from purchase payments to pay sales commissions. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order the maintain employment with us.

   Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

   Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

   Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

   Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

   MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated and unaffiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that MSI pays with respect to sales made through MetLife representatives. The total compensation includes payments that we make to our business unit or the business unit of our affiliate that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold. These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

   MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firm provides in connection with the distribution of the Contracts.

   MetLife paid no commissions to unaffiliated broker-dealers in 2004. MetLife paid $74,032.70 in commissions to unaffiliated broker-dealers in 2005 and $134,856.87 in 2006.

   The offering of all Deferred Annuities is continuous. Contract owners under Deferred Annuities may not be offered all funding choices. Each Contract will indicate those investment choices available under the Deferred Annuity.

                               WITHDRAWAL CHARGE


   The total amount of withdrawal charges paid and retained by MetLife for the years ended December 31, 2005, 2006 and 2007 were $8,908,132.08, $12,366,708.82
and $          , respectively.


                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step Up Death Benefit................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step Up Death Benefit................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount you would need when you annuitize your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays you $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type you choose, an interest rate, and your age, sex and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost you would incur if you were choosing the same income option you have in light of this updated information.

   When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate

Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period.......... $ 10.20000
        2. "Experience factor" for period...................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return  .99989255
        4. (2) X (3)........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)...... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date...................................   1,500.00
2. Accumulation Unit Value........................................................... $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2)......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value..................... $     5.63
5. First monthly income payment (3) X (4) / 1,000.................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to............................. $ 10.80000
7. Number of Annuity Units (5) / (6).................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment) $ 10.97000
9. Second monthly Annuity Payment (7) X (8).......................................... $   101.22
10. Assume Annuity Unit Value for third month equal to............................... $ 10.52684
11. Next monthly Annuity Payment (7) X (10).......................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                          INVESTMENT MANAGEMENT FEES

                               METLIFE ADVISERS

   Each of the currently available Metropolitan Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund, an investment management fee.

   The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:

                                              ANNUAL      AVERAGE DAILY NET
   PORTFOLIO                              PERCENTAGE RATE ASSET VALUE LEVELS
   ---------                              --------------- ------------------
   BlackRock Aggressive Growth...........       .75%      First $500 million
                                                .70%      Next $500 million
                                                .65%      Over $1 billion
   BlackRock Strategic Value.............       .85%      First $500 million
                                                .80%      Next $500 million
                                                .75%      Over $1 billion
   BlackRock Bond Income.................       .40%      First $1 billion
                                                .35%      Next $1 billion
                                                .30%      Next $1 billion
                                                .25%      Over $3 billion
   BlackRock Diversified.................       .50%      First $500 million
                                                .45%      Next $500 million
                                                .40%      Over $1 billion
   BlackRock Legacy Large Cap Growth/(a)/       .73%      First $1 billion
                                                .65%      Over $1 billion
   BlackRock Large Cap Value.............       .70%      First $250 million
                                                .65%      Next $500 million
                                                .60%      Over $750 million
   BlackRock Money Market................       .35%      First $1 billion
                                                .30%      Next $1 billion
                                                .25%      Over $2 billion
   Davis Venture Value/(e)/..............       .75%      First $1 billion
                                                .70%      Next $2 billion
                                                .65%      Over $3 billion
   FI International Stock................       .86%      First $500 million
                                                .80%      Next $500 million
                                                .75%      Over $1 billion
   FI Large Cap..........................       .80%      First $250 million
                                                .75%      Next $500 million
                                                .70%      Over $750 million
   FI Mid Cap Opportunities..............       .75%      First $100 million
                                                .70%      Next $400 million
                                                .65%      Over $500 million
   FI Value Leaders......................       .70%      First $200 million
                                                .65%      Next $300 million
                                                .60%      Next $1.5 billion
                                                .55%      Over $2 billion
   Franklin Templeton Small Cap Growth...       .90%      First $500 million
                                                .85%      Over $500 million

                                                               ANNUAL      AVERAGE DAILY NET
PORTFOLIO                                                  PERCENTAGE RATE ASSET VALUE LEVELS
---------                                                  --------------- ------------------
Harris Oakmark Focused Value/(i)/.........................       .75%      First $1 billion
                                                                 .70%      Next $1.5 billion
                                                                .675%      Next $2.5 billion
                                                                 .65%      Over $5 billion
Harris Oakmark Large Cap Value/(j)/.......................       .75%      First $250 million
                                                                 .70%      Next $2.25 billion
                                                                .675%      Next $2.5 billion
                                                                 .65%      Over $5 billion
Jennison Growth...........................................       .70%      First $200 million
                                                                 .65%      Next $300 million
                                                                 .60%      Next $1.5 billion
                                                                 .55%      Over $2 billion
Lehman Brothers Aggregate Bond Index......................       .25%      All Assets
Loomis Sayles Small Cap...................................       .90%      First $500 million
                                                                 .85%      Over $500 million
MetLife Aggressive Allocation Portfolio/(b)/..............       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Conservative Allocation Portfolio/(b)/............       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Conservative to Moderate Allocation Portfolio/(b)/       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Mid Cap Stock Index...............................       .25%      All Assets
MetLife Moderate Allocation Portfolio/(b)/................       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Moderate to Aggressive Allocation Portfolio/(b)/..       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Stock Index.......................................       .25%      All Assets
MFS Total Return/(h)/.....................................       .60%      First $250 million
                                                                 .55%      Next $500 million
                                                                 .50%      Over $750 million
Morgan Stanley EAFE Index.................................       .30%      All Assets
Neuberger Berman Mid Cap Value/(k)/.......................       .65%      First $1 billion
                                                                 .60%      Over $1 billion
Oppenheimer Global Equity.................................       .90%      First $50 million
                                                                 .55%      Next $50 million
                                                                 .50%      Next $400 million
                                                                .475%      Over $500 million
Russell 2000 Index........................................       .25%      All Assets
T. Rowe Price Large Cap Growth/(c)/.......................       .65%      First $50 million
                                                                 .60%      Over $50 million
T. Rowe Price Small Cap Growth............................       .55%      First $100 million
                                                                 .50%      Next $300 million
                                                                 .45%      Over $400 million

                                                               ANNUAL      AVERAGE DAILY NET
PORTFOLIO                                                  PERCENTAGE RATE ASSET VALUE LEVELS
---------                                                  --------------- ------------------
Western Asset Management Strategic Bond Opportunities/(f)/       .65%      First $500 million
                                                                 .55%      Over $500 million
Western Asset Management U.S. Government/(g)/.............       .55%      First $500 million
                                                                 .45%      Over $500 million

--------
/(a)/ Prior to May 1, 2004, the advisory fee payable by BlackRock Legacy Large
      Cap Growth was at the annual rate of 0.75% of the first $1 billion of the Portfolio's average daily net assets and 0.70% of such assets in excess of $1 billion.
/(b)/ Prior to November 9, 2006, the advisory fee rate for each Asset
      Allocation Portfolio was at the annual rate of 0.10% of the Portfolio's average daily net assets. In addition to the advisory fees set out above for each Asset Allocation Portfolio, MetLife Advisers receives advisory fees as investment adviser to the Underlying Portfolios of the Fund in which an Asset Allocation Portfolio invests.
/(c)/ Prior to August 5, 2004, the advisory fee rate for T. Rowe Price Large
      Cap Growth was at the annual rate of 0.70% of the first $50 million of the Portfolio's average daily net assets and 0.60% of such assets over $50 million.
/(e)/ Prior to November 9, 2006, the advisory fee rate for Davis Venture Value was at the annual rate of 0.75% of the first $1 billion of the Portfolio's average daily net assets, 0.70% of the next $2 billion and 0.675% of such assets over $3 billion.
/(f)/ Prior to November 4, 2005, the advisory fee rate for Western Asset
      Management Strategic Bond Opportunities was at the annual rate of 0.65% of the Portfolio's average daily net assets.
/(g)/ Prior to November 4, 2005, the advisory fee rate for Western Asset
      Management U.S. Government was at the annual rate of 0.55% of the Portfolio's average daily net assets.
/(h)/ Prior to May 1, 2006, the advisory fee rate for MFS Total Return was at the annual rate of 0.50% of the Portfolio's average daily net assets. /(i)/ Prior to January 1,2007, the advisory fee rate for Harris Oakmark Focused
      Value was at the annual rate of 0.75% for the first $1 billion of the Portfolio's average daily net assets and 0.70% of such assets over $1 billion.
/(j)/ Prior to January 1, 2007, the advisory fee rate for Harris Oakmark Large
      Cap Value was at the annual rate of 0.75% of the first $250 million of the Portfolio's average daily net assets and 0.70% of such assets over $250 million.
/(k)/ Prior to November 9, 2006 the advisory fee rate for Neuberger Berman Mid
      Cap Value was at the annual rate of 0.70% of the first $100 million of the Portfolio's average daily net assets, 0.675% of the next $250 million, 0.65% of the next $500 million, 0.625% of the next $750 million and 0.60% of such assets over $1.6 billion

   MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund Portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.

 SUB-INVESTMENT MANAGER                           PORTFOLIO(S)
 ---------------------------------  -----------------------------------------
 MetLife Investment Advisors
   Company, LLC ("MLIAC").......... MetLife Stock Index
                                    Lehman Brothers(R) Aggregate Bond Index
                                    Russell 2000(R) Index
                                    Morgan Stanley EAFE(R) Index
                                    MetLife Mid Cap Stock Index
 BlackRock Advisors, Inc........... BlackRock Aggressive Growth
                                    BlackRock Bond Income
                                    BlackRock Diversified
                                    BlackRock Investment Trust
                                    BlackRock Legacy Large Cap Growth
                                    BlackRock Large Cap Value
                                    BlackRock Money Market
                                    BlackRock Strategic Value

 SUB-INVESTMENT MANAGER                           PORTFOLIO(S)
 ---------------------------------  -----------------------------------------
 Jennison Associates LLC........... Jennison Growth
 OppenheimerFunds, Inc............. Oppenheimer Global Equity
 T. Rowe Price Associates, Inc..... T. Rowe Price Small Cap Growth
                                    T. Rowe Price Large Cap Growth
 Harris Associates, L.P............ Harris Oakmark Large Cap Value
                                    Harris Oakmark Focused Value
 Neuberger Berman Management, Inc.. Neuberger Berman Mid Cap Value
 Franklin Advisers, Inc............ Franklin Templeton Small Cap Growth
 Western Asset Management Inc...... Western Asset Management U.S. Government
                                    Western Asset Management Strategic Bond
                                      Opportunities
 Massachusetts Financial Services
   Company......................... MFS(R) Total Return
 Davis Selected Advisors, L.P...... Davis Venture Value
 Loomis Sayles & Company, L.P...... Loomis Sayles Small Cap
 Fidelity Management & Research
   Company......................... FI Value Leaders
                                    FI Mid Cap Opportunities
                                    FI International Stock
                                    FI Large Cap

   MetLife Advisers has hired Standard & Poor's(R) Investment Advisory Services, LLC ("SPIAS") to provide research and consulting services with respect to the periodic asset allocation targets for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios and to investments in the underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

                          MET INVESTORS ADVISORY LLC

   Met Investors Advisory LLC, a MetLife affiliate, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of the Met Investors Fund Portfolios.

   As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:

PORTFOLIO                                                         ADVISORY FEE
---------------------------------------- --------------------------------------------------------------
PIMCO Total Return Portfolio............ 0.50%

PIMCO Inflation Protected Bond Portfolio 0.50%

RCM Technology Portfolio................ 0.90% of first $500 million of such assets plus
                                         0.85% of such assets over $500 million

T. Rowe Price Mid-Cap Growth Portfolio.. 0.75%

MFS(R) Research International Portfolio. 0.80% of first $200 million of such assets plus
                                         0.75% of such assets over $200 million up to $500 million plus
                                         0.70% of such assets over $500 million up to $1 billion plus
                                         0.65% of such assets over $1 billion

Lord Abbett Bond Debenture Portfolio.... 0.60% of first $250 million of such assets plus
                                         0.55% of such assets over $250 million up to $500 million plus
                                         0.50% of such assets over $500 million up to $1 billion plus
                                         0.45% of such assets over $1 billion

PORTFOLIO                                                          ADVISORY FEE
-------------------------------------- --------------------------------------------------------------------
Lazard Mid-Cap Portfolio.............. 0.70% of first $500 million of such assets plus
                                       0.675% of such assets over $500 million plus up to $1 billion
                                       0.60% of such assets over $1 billion

Met/AIM Small Cap Growth Portfolio.... 0.90% of first $500 million of such assets plus
                                       0.85% of such assets over $500 million

Harris Oakmark International Portfolio 0.85% of first $500 million of such assets plus
                                       0.80% of such assets over $500 million up to $1 billion plus
                                       0.75% of such assets over $1 billion

Legg Mason Partners Aggressive Growth
  Portfolio........................... 0.65% of first $500 million of such assets plus
                                       0.60% of such assets over $500 million up to $1 billion plus
                                       0.55% of such assets over $1 billion up to $2 billion plus
                                       0.50% of such assets over $2 billion

Janus Forty Portfolio................. 0.65% on first $1 billion of such assets plus
                                       0.60% of such assets over $1 billion.

Neuberger Berman Real Estate Portfolio 0.70% of first $200 million of such assets plus
                                       0.65% of such assets over $200 million up to $750 million plus
                                       0.55% of such assets over $750 million

Oppenheimer Capital Appreciation...... 0.65% of first $150 million of such assets plus
                                       0.625% of such assets over $150 million up to $300 million plus
                                       0.60% of such assets over $300 million up to $500 million plus
                                       0.55% of such assets over $500 million

Legg Mason Value Equity Portfolio..... 0.70% of the first $350 million of such assets
                                       On the date such assets reach $350 million whether or not such assets remain above or below $350 million the fee schedule shall be:
                                       0.65 of the first $200 million of such assets plus
                                       0.63% of such assets over $200 million

Cyclical Growth ETF Portfolio......... 0.45% First $300 Million, 0.43% $300 Million
                                       to $600 Million, 0.40% Over $600 Million

Cyclical Growth and Income ETF
  Portfolio........................... 0.45% First $300 Million, 0.43% $300 Million
                                       to $600 Million, 0.40% Over $600 Million

BlackRock Large Cap-Core Portfolio.... 0.775% of first 250 million of such assets plus 0.750% of such assets over $250 million up to $500 million plus 0.725% of such assets over $500 million up to $1 billion plus 0.700% on such assets over $1 billion up to $2 billion plus 0.650% of such assets over $2 billion

   Met Investors Advisory LLC pays each Met Investors Fund Portfolios' sub-investment manager a fee based on a percentage of the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.

   BlackRock Advisors, Inc is the new sub-investment manager to BlackRock Large-Cap Core Portfolio. Massachusetts Financial Services Company is the investment manager to the MFS(R) Research International Portfolio. T. Rowe Price Associates, Inc. is the sub-investment manager to the T. Rowe Price Mid-Cap Growth Portfolio. Pacific Investment Management Company LLC is the investment manager to PIMCO Total Return Portfolio and the PIMCO Inflation Protected Bond Portfolio. RCM Capital Management LLC is the sub-investment manager to the RCM Technology Portfolio.

   Lord, Abbett & Co. is the sub-investment manager to the Lord Abbett Bond Debenture Portfolio. Harris Associates L.P. is the sub-investment manager to the Harris Oakmark International Portfolio. A I M Capital Management, Inc. is the sub-investment manager to the Met/AIM Small Cap Growth and the Met/AIM Mid Cap Core Equity Portfolios.

   Janus Capital Management LLC is the sub-investment manager to the Janus Forty Portfolio.

   Neuberger Berman Management Incorporated is the sub-investment manager to the Neuberger Berman Real Estate Portfolio.

   Oppenheimer Funds, Inc. is the sub-investment manager to the Oppenheimer Capital Appreciation Portfolio.

   Legg Mason Capital Management, Inc is the sub-investment manager to the Legg Mason Value Equity Portfolio.

   Lazard Asset Management LLC is the sub-investment manager to the Lazard Mid-Cap Portfolio.

   Gallatin Asset Management Inc. a wholly-owned subsidiary of A.G. Edwards, Inc. is the sub-investment manager to the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio.

   ClearBridge Advisers LLC is the sub-investment manager to the Legg Mason Partners Aggressive Growth Portfolio.

   Jennison Associates LLC is the sub-investment manager to the Jennison Growth Portfolio.

                    CAPITAL RESEARCH AND MANAGEMENT COMPANY

   As compensation for its services, Capital Research and Management Company, the American Funds' investment manager, receives a monthly fee which is accrued daily, calculated at the annual rate of:

   AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: 0.80% of first $600 million of net assets, plus 0.74% on assets in excess of $600 million but not exceeding $1 billion, plus 0.70% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.67% on net assets in excess of $2 billion;

   AMERICAN FUNDS GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1 billion, plus 0.42% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.37% on net assets greater than $2 billion but not exceeding $3 billion, plus 0.35% on net assets greater than $3 billion but not exceeding $5 billion, plus 0.33% on net assets greater than $5 billion but not exceeding $8 billion, plus 0.315% on net assets greater than $8 billion but not exceeding $13 billion, plus 0.30% on net assets greater than $13 billion but not exceeding $21 billion, plus 0.29% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.285% on net assets in excess of $27 billion;

   AMERICAN FUNDS GROWTH-INCOME FUND: 0.50% of first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4 billion, plus 0.285% on net assets greater than $4 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13 billion, plus 0.235% on net assets greater than $13 billion but not exceeding $17 billion, plus 0.23% on net assets greater greater than $17 billion but not exceeding $21 billion, plus 0.225% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.222% on net assets in excess of $27 billion; and

   AMERICAN FUNDS BOND FUND: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.36% on net assets in excess of $3.0 billion.

   The Metropolitan Fund, the Met Investors Fund and the American Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of the Preference Plus Select Prospectus.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid

Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500/TM/ Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

   Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more

                               TAXES-SIMPLE IRAS
                         ELIGIBILITY AND CONTRIBUTIONS

   To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

   If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.

      FOR TAX YEARS         CONTRIBUTION LIMIT FOR     CATCH-UP FOR TAXPAYERS
      BEGINNING IN          TAXPAYERS UNDER AGE 50        AGE 50 AND OLDER
      -------------         ----------------------     ----------------------
   2007 and thereafter              $10,500                    $2,500

   Note: the Contribution limit above will be adjusted for inflation in years after 2007.

   These contributions, not including the age 50+catch-up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below.

                 FOR TAXABLE YEARS
             BEGINNING IN CALENDAR YEAR  APPLICABLE DOLLAR LIMIT
             --------------------------  -----------------------
                2007 and thereafter              $15,500

   You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

   You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

                                   ROLLOVERS

   Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

   In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA after two years) within 60 days of the distribution.

   The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA.

                       MINIMUM DISTRIBUTION REQUIREMENTS

   Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

                               INVESTOR CONTROL

   In some circumstances, contract owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the contract owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the contract owner of a Contract should not be treated as the contract owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent a contract owner of the Contract from being treated as the contract owner of the underlying separate account assets.

   NON-QUALIFIED AND ENHANCED NON-QUALIFIED INCOME ANNUITIES. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

                                 DIVERSIFICATION

   In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

                    CHANGES TO TAX RULES AND INTERPRETATIONS

   Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

  .   Possible taxation of transfers between investment divisions.

  . Possible taxation as if you were the owner of your portion of the Separate Account's assets.

  . Possible limits on the number of funding options available or the frequency of transfers among them.

   Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

   Taxable withdrawals (other than tax-free exchanges to other non-qualified deferred annuities) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

   Your Non-Qualified Deferred Annuity may be exchanged for another non-qualified deferred annuity without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before the payments under an income annuity begins, we must make payment of your entire interest under the Annuity within five years of your death or begin payments under an income annuity allowed by the

Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Annuity, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

   The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     THE AMERICAN FUND CLASS 2 PORTFOLIOS

   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The accumulation unit values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge.

                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                       AMERICAN FUNDS CLASS 2 PORTFOLIOS

   Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed
Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.25 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.82      $ 15.56      365,887.51

American Funds Global Small Capitalization Division/(c)/ 2001     13.86        13.54            0.00
                                                         2002     13.54        10.81      176,357.64
                                                         2003     10.81        16.37      793,521.46
                                                         2004     16.37        19.51    1,684,630.59
                                                         2005     19.51        24.12    1,942,621.89
                                                         2006     24.12        29.51    2,014,130.80

American Funds Growth Division/(c)/..................... 2001    126.65       114.77            0.00
                                                         2002    114.77        85.50      100,894.63
                                                         2003     85.50       115.34      484,308.87
                                                         2004    115.34       127.95      832,307.70
                                                         2005    127.95       146.61      850,455.08
                                                         2006    146.61       159.35      855,979.03

American Funds Growth-Income Division/(c)/.............. 2001     88.85        85.37            0.00
                                                         2002     85.37        68.74      127,625.35
                                                         2003     68.74        89.76      634,858.72
                                                         2004     89.76        97.69    1,040,319.53
                                                         2005     97.69       101.96      992,089.03
                                                         2006    101.96       115.83      915,468.87

BlackRock Aggressive Growth Division/(c)/............... 2001     37.91        35.78            0.00
                                                         2002     35.78        25.16       26,852.28
                                                         2003     25.16        34.93      154,691.04
                                                         2004     34.93        38.91      216,073.56
                                                         2005     38.91        42.48      199,283.86
                                                         2006     42.48        44.70            0.00

BlackRock Bond Income Division/(a)/..................... 2002     43.84        46.31      207,477.01
                                                         2003     46.31        48.33      536,896.98
                                                         2004     48.33        49.77      757,818.00
                                                         2005     49.77        50.26      745,485.37
                                                         2006     50.26        51.76            0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     42.17        43.36            0.00
                                                         2002     43.36        43.89            0.00

BlackRock Diversified Division/(c)/..................... 2001     37.99        37.06            0.00
                                                         2002     37.06        31.50      212,999.18
                                                         2003     31.50        37.46      752,001.31
                                                         2004     37.46        40.06    1,234,083.04
                                                         2005     40.06        40.73    1,155,328.40
                                                         2006     40.73        44.38            0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $72.49       $67.70            0.00
                                             2002     67.70        49.33       79,863.05
                                             2003     49.33        63.36      303,829.18
                                             2004     63.36        69.27      418,586.06
                                             2005     69.27        70.77      379,976.69
                                             2006     70.77        79.62            0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.93       62,035.81
                                             2003      7.93        10.60      462,050.50
                                             2004     10.60        11.87      908,349.10
                                             2005     11.87        12.39      886,967.70
                                             2006     12.39        14.58            0.00

BlackRock Money Market Division/(f)/........ 2003     23.28        23.18       24,871.02
                                             2004     23.18        23.09      191,283.32
                                             2005     23.09        23.42      142,355.22
                                             2006     23.42        24.21            0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.24        14.01            0.00
                                             2002     14.01        10.86      796,790.61
                                             2003     10.86        16.08    2,552,703.05
                                             2004     16.08        18.29    4,104,591.02
                                             2005     18.29        18.78    3,853,381.72
                                             2006     18.78        21.63            0.00

Cyclical Growth ETF Division/(k)/........... 2006     10.71        11.43      139,058.25

Cyclical Growth & Income ETF Division/(k)/.. 2006     10.52        11.18       94,584.11

Davis Venture Value Division/(c)/........... 2001     27.45        26.73            0.00
                                             2002     26.73        22.03      115,244.86
                                             2003     22.03        28.44      448,782.09
                                             2004     28.44        31.50      943,883.17
                                             2005     31.50        34.26    1,082,320.11
                                             2006     34.26        38.71            0.00

FI International Stock Division/(c)/........ 2001     12.45        11.64            0.00
                                             2002     11.64         9.47      178,292.61
                                             2003      9.47        11.96      635,794.86
                                             2004     11.96        13.94      771,378.37
                                             2005     13.94        16.22      827,888.50
                                             2006     16.22        18.63            0.00

FI Large Cap Division/(k)/.................. 2006     17.34        17.56       64,686.86

FI Mid Cap Opportunities Division/(h)/...... 2001     18.33        15.78            0.00
                                             2002     15.78        11.04      147,252.83
                                             2003     11.04        14.68      490,905.38
                                             2004     14.68        16.96    1,349,674.49
                                             2005     16.96        17.87    1,259,761.54
                                             2006     17.87        19.71            0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
FI Value Leaders Division/(d)/..................... 2002    $23.04       $18.98       11,626.22
                                                    2003     18.98        23.76      129,119.95
                                                    2004     23.76        26.65      223,572.04
                                                    2005     26.65        29.09      282,379.76
                                                    2006     29.09        32.11            0.00

Franklin Templeton Small Cap Growth Division/(c)/.. 2001      9.18         8.80            0.00
                                                    2002      8.80         6.27      139,794.65
                                                    2003      6.27         8.96      528,179.62
                                                    2004      8.96         9.84      750,510.25
                                                    2005      9.84        10.16      695,707.18
                                                    2006     10.16        11.02            0.00

Harris Oakmark Focused Value Division/(c)/......... 2001     25.72        26.62            0.00
                                                    2002     26.62        23.93      320,020.25
                                                    2003     23.93        31.30    1,040,971.04
                                                    2004     31.30        33.93    1,617,109.79
                                                    2005     33.93        36.80    1,628,972.80
                                                    2006     36.80        40.81            0.00

Harris Oakmark International Division/(d)/......... 2002     10.60         8.85       26,567.87
                                                    2003      8.85        11.81      324,128.40
                                                    2004     11.81        14.08      967,386.26
                                                    2005     14.08        15.89    1,339,210.21
                                                    2006     15.89        20.24            0.00

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.70        11.54            0.00
                                                    2002     11.54         9.77      842,299.12
                                                    2003      9.77        12.09    2,688,090.95
                                                    2004     12.09        13.29    4,009,979.73
                                                    2005     13.29        12.92    3,945,338.48
                                                    2006     12.92        15.05            0.00

Jennison Growth Division/(c)/ /(g)/................ 2005      4.10         4.94      723,683.86
                                                    2006      4.94         5.00            0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.40         4.93            0.00
                                                    2002      4.93         3.46      205,815.65
                                                    2003      3.46         4.29      639,387.86
                                                    2004      4.29         4.44      731,995.26
                                                    2005      4.44         4.06      736,052.17

Lazard Mid-Cap Division/(d)/....................... 2002     11.40         9.69       60,166.50
                                                    2003      9.69        12.09      396,340.58
                                                    2004     12.09        13.67      619,345.68
                                                    2005     13.67        14.61      587,800.90
                                                    2006     14.61        16.56            0.00

Legg Mason Aggressive Growth/(e)/.................. 2003      5.57         6.80      310,403.07
                                                    2004      6.80         7.30      392,106.14
                                                    2005      7.30         8.19      417,097.50
                                                    2006      8.19         7.96            0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Aggressive Growth
  (formerly Janus Growth)/(e)/.......................... 2001    $ 8.87       $ 7.75            0.00
                                                         2002      7.75         5.30      121,621.58
                                                         2003      5.30         5.57            0.00

Legg Mason Value Equity/(l)/............................ 2006      9.53        10.23            0.00

Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001      8.75         8.32            0.00
                                                         2002      8.32         6.56       73,963.77
                                                         2003      6.56         7.87      308,442.38
                                                         2004      7.87         8.65      519,685.45
                                                         2005      8.65         9.15      543,667.98
                                                         2006      9.15         9.57      546,915.66

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.23        11.46            0.00
                                                         2002     11.46        12.45    1,271,700.30
                                                         2003     12.45        12.72    5,134,183.52
                                                         2004     12.72        13.06    8,999,457.29
                                                         2005     13.06        13.16    8,533,403.02
                                                         2006     13.16        13.50            0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     23.20        22.72            0.00
                                                         2002     22.72        17.58       30,590.67
                                                         2003     17.58        23.67      113,829.25
                                                         2004     23.67        27.16      178,336.28
                                                         2005     27.16        28.64      236,648.77
                                                         2006     28.64        32.96            0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.88        10.57      108,830.52
                                                         2003     10.57        12.45      906,935.62
                                                         2004     12.45        13.31    1,418,152.43
                                                         2005     13.31        13.36    1,404,653.05
                                                         2006     13.36        14.41            0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.83        10.58            0.00
                                                         2002     10.58        10.88            0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.24         8.50       46,307.54
                                                         2003      8.50        11.68      213,981.76
                                                         2004     11.68        12.29      362,439.31
                                                         2005     12.29        13.16      348,954.53
                                                         2006     13.16        14.85            0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.44        10.34            0.00
                                                         2002     10.34         8.68      570,356.88
                                                         2003      8.68        11.55    2,466,067.51
                                                         2004     11.55        13.22    2,674,970.32
                                                         2005     13.22        14.64    2,583,753.41
                                                         2006     14.64        15.89            0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MetLife Stock Index Division/(c)/............... 2001    $38.76       $36.62            0.00
                                                 2002     36.62        28.06      444,695.20
                                                 2003     28.06        35.46    2,189,805.85
                                                 2004     35.46        38.66    4,375,880.34
                                                 2005     38.66        39.89    4,174,789.79
                                                 2006     39.89        45.42            0.00

MFS Research International Division/(c)/........ 2001      9.02         8.38            0.00
                                                 2002      8.38         7.31      128,885.57
                                                 2003      7.31         9.54      378,131.36
                                                 2004      9.54        11.28      529,237.61
                                                 2005     11.28        12.98      577,046.26
                                                 2006     12.98        16.25            0.00

MFS Total Return Division/(i)/.................. 2004     37.71        41.05      119,277.39
                                                 2005     41.05        41.69      328,191.42
                                                 2006     41.69        46.09      465,431.08

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.42         8.65            0.00
                                                 2002      8.65         7.12      634,864.59
                                                 2003      7.12         9.65    3,114,501.40
                                                 2004      9.65        11.39    3,602,166.40
                                                 2005     11.39        12.71    3,317,221.36
                                                 2006     12.71        15.77            0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.44        15.13            0.00
                                                 2002     15.13        13.49      222,971.85
                                                 2003     13.49        18.18      832,486.66
                                                 2004     18.18        22.04    1,810,459.47
                                                 2005     22.04        24.40    2,105,952.17
                                                 2006     24.40        26.81            0.00

Oppenheimer Global Equity Division/(c)/......... 2001     13.02        12.28            0.00
                                                 2002     12.28        10.17      112,537.61
                                                 2003     10.17        13.10      406,709.15
                                                 2004     13.10        15.03      550,723.24
                                                 2005     15.03        17.23      651,568.46
                                                 2006     17.23        19.83            0.00

PIMCO Inflation Protected Bond Division......... 2006     11.04        11.16      595,123.74

PIMCO Total Return Division/(c)/................ 2001     10.25        10.45            0.00
                                                 2002     10.45        11.29    1,551,710.35
                                                 2003     11.29        11.65    4,544,053.32
                                                 2004     11.65        12.08    5,804,502.80
                                                 2005     12.08        12.21    5,682,275.41
                                                 2006     12.21        12.63            0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.05         6.10            0.00
                                                 2002      6.10         2.97      203,039.18
                                                 2003      2.97         4.62    1,637,949.51
                                                 2004      4.62         4.37    2,443,480.52
                                                 2005      4.37         4.80    2,087,513.19
                                                 2006      4.80         4.99            0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division/(c)/................... 2001    $12.07       $12.02            0.00
                                                       2002     12.02         9.43      325,845.30
                                                       2003      9.43        13.60    1,535,666.47
                                                       2004     13.60        15.78    1,766,547.81
                                                       2005     15.78        16.27    1,664,179.07
                                                       2006     16.27        18.92            0.00

T. Rowe Price Large Cap Growth Division/(c)/.......... 2001     11.70        11.57            0.00
                                                       2002     11.57         8.76      192,844.11
                                                       2003      8.76        11.30      794,026.43
                                                       2004     11.30        12.25    1,219,617.60
                                                       2005     12.25        12.88    1,225,277.14
                                                       2006     12.88        14.37            0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.64         8.26            0.00
                                                       2002      8.26         4.56      160,883.93
                                                       2003      4.56         6.17      921,458.24
                                                       2004      6.17         7.19    1,640,762.91
                                                       2005      7.19         8.14    1,659,153.46
                                                       2006      8.14         8.55            0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.35        12.17            0.00
                                                       2002     12.17         8.80      104,912.42
                                                       2003      8.80        12.22      500,675.63
                                                       2004     12.22        13.40      771,778.83
                                                       2005     13.40        14.66      761,468.45
                                                       2006     14.66        15.01            0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.73        16.05            0.00
                                                       2002     16.05        17.34      206,607.47
                                                       2003     17.34        19.26    1,097,298.95
                                                       2004     19.26        20.26    1,832,959.07
                                                       2005     20.26        20.54    1,977,911.29
                                                       2006     20.54        21.27            0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.63        14.93            0.00
                                                       2002     14.93        15.87      884,065.72
                                                       2003     15.87        15.91    1,650,276.43
                                                       2004     15.91        16.16    1,751,365.92
                                                       2005     16.16        16.21    1,688,272.27
                                                       2006     16.21        16.65            0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.45 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.56      $ 15.26      28,569.70

American Funds Global Small Capitalization Division/(c)/ 2001     13.77        13.45           0.00
                                                         2002     13.45        10.71           0.00
                                                         2003     10.71        16.18     107,784.55
                                                         2004     16.18        19.25     281,007.79
                                                         2005     19.25        23.75     313,233.26
                                                         2006     23.75        29.00     270,716.25

American Funds Growth Division/(c)/..................... 2001    122.35       110.79           0.00
                                                         2002    110.79        82.36           0.00
                                                         2003     82.36       110.90      46,696.36
                                                         2004    110.90       122.77     112,711.09
                                                         2005    122.77       140.39     113,022.31
                                                         2006    140.39       152.29     108,746.95

American Funds Growth-Income Division/(c)/.............. 2001     85.84        82.40           0.00
                                                         2002     82.40        66.22           0.00
                                                         2003     66.22        86.30      59,813.89
                                                         2004     86.30        93.74     130,811.15
                                                         2005     93.74        97.64     124,289.21
                                                         2006     97.64       110.70     117,188.16

BlackRock Aggressive Growth Division/(c)/............... 2001     36.92        34.81           0.00
                                                         2002     34.81        24.43           0.00
                                                         2003     24.43        33.85      24,635.07
                                                         2004     33.85        37.63      47,882.75
                                                         2005     37.63        41.00      45,689.14
                                                         2006     41.00        43.06           0.00

BlackRock Bond Income Division/(a)/..................... 2002     42.22        44.53           0.00
                                                         2003     44.53        46.39      35,414.49
                                                         2004     46.39        47.68      70,112.32
                                                         2005     47.68        48.05      74,904.06
                                                         2006     48.05        49.38           0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     40.67        41.78           0.00
                                                         2002     41.78       359.10           0.00

BlackRock Diversified Division/(c)/..................... 2001     36.87        35.93           0.00
                                                         2002     35.93        30.48           0.00
                                                         2003     30.48        36.17      63,226.55
                                                         2004     36.17        38.60     136,889.73
                                                         2005     38.60        39.17     133,601.49
                                                         2006     39.17        42.59           0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $69.91       $65.23           0.00
                                             2002     65.23        47.44           0.00
                                             2003     47.44        60.81      21,946.12
                                             2004     60.81        66.35      43,113.60
                                             2005     66.35        67.65      37,748.49
                                             2006     67.65        75.96           0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.92           0.00
                                             2003      7.92        10.57      95,061.21
                                             2004     10.57        11.80     180,805.09
                                             2005     11.80        12.30     160,449.56
                                             2006     12.30        14.45           0.00

BlackRock Money Market Division/(f)/........ 2003     22.39        22.26       6,556.58
                                             2004     22.26        22.12      28,818.00
                                             2005     22.12        22.40      25,847.59
                                             2006     22.40        23.11           0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.21        13.96           0.00
                                             2002     13.96        10.80           0.00
                                             2003     10.80        15.97     251,687.65
                                             2004     15.97        18.12     499,178.98
                                             2005     18.12        18.57     449,154.44
                                             2006     18.57        21.35           0.00

Davis Venture Value Division/(c)/........... 2001     27.09        26.35           0.00
                                             2002     26.35        21.67           0.00
                                             2003     21.67        27.93      30,312.18
                                             2004     27.93        30.86     103,247.87
                                             2005     30.86        33.51     107,349.44
                                             2006     33.51        37.78           0.00

FI International Stock Division/(c)/........ 2001     12.19        11.40           0.00
                                             2002     11.40         9.25           0.00
                                             2003      9.25        11.66      34,399.87
                                             2004     11.66        13.57      71,716.66
                                             2005     13.57        15.75     113,878.43
                                             2006     15.75        18.05           0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     18.16        15.63           0.00
                                             2002     15.63        10.91           0.00
                                             2003     10.91        14.48      27,218.83
                                             2004     14.48        16.69     144,473.15
                                             2005     16.69        17.56     136,671.29
                                             2006     17.56        19.33           0.00

FI Value Leaders Division/(d)/.............. 2002     22.63        18.62           0.00
                                             2003     18.62        23.26       7,003.77
                                             2004     23.26        26.04      28,986.63
                                             2005     26.04        28.37      40,391.30
                                             2006     28.37        31.25           0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.17       $ 8.79           0.00
                                                  2002      8.79         6.25           0.00
                                                  2003      6.25         8.91      63,963.08
                                                  2004      8.91         9.77     106,338.31
                                                  2005      9.77        10.06      78,553.10
                                                  2006     10.06        10.90           0.00

Harris Oakmark Focused Value Division/(c)/....... 2001     25.30        26.16           0.00
                                                  2002     26.16        23.47           0.00
                                                  2003     23.47        30.64      95,044.25
                                                  2004     30.64        33.14     185,134.88
                                                  2005     33.14        35.88     173,787.79
                                                  2006     35.88        39.71           0.00

Harris Oakmark International Division/(d)/....... 2002     10.59         8.83           0.00
                                                  2003      8.83        11.76      23,418.79
                                                  2004     11.76        13.99     157,295.51
                                                  2005     13.99        15.76     151,139.31
                                                  2006     15.76        20.03           0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.64        11.47           0.00
                                                  2002     11.47         9.69           0.00
                                                  2003      9.69        11.97     214,996.50
                                                  2004     11.97        13.13     448,372.16
                                                  2005     13.13        12.74     452,608.06
                                                  2006     12.74        14.81           0.00

Jennison Growth Division/(c) (g)/................ 2005      4.06         4.88      52,167.37
                                                  2006      4.88         4.93           0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.39         4.91           0.00
                                                  2002      4.91         3.44           0.00
                                                  2003      3.44         4.26      32,610.52
                                                  2004      4.26         4.40      57,580.19
                                                  2005      4.40         4.02      57,550.47

Lazard Mid-Cap Division/(d)/..................... 2002     11.39         9.67           0.00
                                                  2003      9.67        12.04      58,322.52
                                                  2004     12.04        13.58      98,196.55
                                                  2005     13.58        14.49      94,316.75
                                                  2006     14.49        16.39           0.00

Legg Mason Aggressive Growth/(e)/................ 2003      5.55         6.77      12,502.92
                                                  2004      6.77         7.24      26,758.73
                                                  2005      7.24         8.12      39,423.38
                                                  2006      8.12         7.87           0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.86         7.74           0.00
                                                  2002      7.74         5.29           0.00
                                                  2003      5.29         5.55           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.39        10.07           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.71       $ 8.28           0.00
                                                         2002      8.28         6.51           0.00
                                                         2003      6.51         7.79      14,467.31
                                                         2004      7.79         8.55      47,907.97
                                                         2005      8.55         9.02      86,692.72
                                                         2006      9.02         9.43      81,123.38

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.17        11.38           0.00
                                                         2002     11.38        12.35           0.00
                                                         2003     12.35        12.59     337,928.72
                                                         2004     12.59        12.90     909,684.24
                                                         2005     12.90        12.97     875,676.07
                                                         2006     12.97        13.28           0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.87        22.38           0.00
                                                         2002     22.38        17.28           0.00
                                                         2003     17.28        23.21       9,515.41
                                                         2004     23.21        26.59      23,017.07
                                                         2005     26.59        27.98      25,835.24
                                                         2006     27.98        32.13           0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.77        10.44           0.00
                                                         2003     10.44        12.29     109,251.70
                                                         2004     12.29        13.11     186,732.76
                                                         2005     13.11        13.13     175,765.80
                                                         2006     13.13        14.13           0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.74        10.47           0.00
                                                         2002     10.47        15.64           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.22         8.48           0.00
                                                         2003      8.48        11.62      28,663.89
                                                         2004     11.62        12.21      62,374.40
                                                         2005     12.21        13.05      55,127.15
                                                         2006     13.05        14.70           0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.42        10.31           0.00
                                                         2002     10.31         8.63           0.00
                                                         2003      8.63        11.47     178,510.90
                                                         2004     11.47        13.10     300,664.65
                                                         2005     13.10        14.48     294,439.06
                                                         2006     14.48        15.68           0.00

MetLife Stock Index Division/(c)/....................... 2001     37.89        35.77           0.00
                                                         2002     35.77        27.35           0.00
                                                         2003     27.35        34.51     162,077.32
                                                         2004     34.51        37.54     465,903.25
                                                         2005     37.54        38.66     440,477.42
                                                         2006     38.66        43.93           0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.01       $ 8.38           0.00
                                                 2002      8.38         7.30           0.00
                                                 2003      7.30         9.50      25,599.56
                                                 2004      9.50        11.21      70,828.12
                                                 2005     11.21        12.87      94,222.73
                                                 2006     12.87        16.09           0.00

MFS Total Return Division/(i)/.................. 2004     36.45        39.62      17,149.94
                                                 2005     39.62        40.16      50,509.77
                                                 2006     40.16        44.31      71,124.70

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.37         8.59           0.00
                                                 2002      8.59         7.06           0.00
                                                 2003      7.06         9.55     213,668.04
                                                 2004      9.55        11.25     429,594.36
                                                 2005     11.25        12.53     414,334.00
                                                 2006     12.53        15.52           0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.35        15.04           0.00
                                                 2002     15.04        13.38           0.00
                                                 2003     13.38        17.99      76,319.02
                                                 2004     17.99        21.77     251,133.28
                                                 2005     21.77        24.05     281,027.93
                                                 2006     24.05        26.38           0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.90        12.16           0.00
                                                 2002     12.16        10.06           0.00
                                                 2003     10.06        12.92      32,601.95
                                                 2004     12.92        14.79      59,343.76
                                                 2005     14.79        16.93      65,372.72
                                                 2006     16.93        19.44           0.00

PIMCO Total Return Division/(c)/................ 2001     10.24        10.43           0.00
                                                 2002     10.43        11.25           0.00
                                                 2003     11.25        11.58     384,622.02
                                                 2004     11.58        11.99     650,652.49
                                                 2005     11.99        12.09     722,177.32
                                                 2006     12.09        12.48           0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.05         6.09           0.00
                                                 2002      6.09         2.96           0.00
                                                 2003      2.96         4.60     222,773.97
                                                 2004      4.60         4.34     334,452.62
                                                 2005      4.34         4.75     289,437.15
                                                 2006      4.75         4.94           0.00

Russell 2000(R) Index Division/(c)/............. 2001     12.01        11.95           0.00
                                                 2002     11.95         9.35           0.00
                                                 2003      9.35        13.46     119,112.34
                                                 2004     13.46        15.59     225,634.05
                                                 2005     15.59        16.04     207,349.65
                                                 2006     16.04        18.61           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.64       $11.50           0.00
                                                       2002     11.50         8.69           0.00
                                                       2003      8.69        11.19      69,718.44
                                                       2004     11.19        12.11     127,519.84
                                                       2005     12.11        12.70     128,655.91
                                                       2006     12.70        14.14           0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.64         8.25           0.00
                                                       2002      8.25         4.55           0.00
                                                       2003      4.55         6.13      47,071.94
                                                       2004      6.13         7.14     192,193.87
                                                       2005      7.14         8.06     243,026.42
                                                       2006      8.06         8.45           0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.24        12.05           0.00
                                                       2002     12.05         8.69           0.00
                                                       2003      8.69        12.05      37,571.37
                                                       2004     12.05        13.19      72,976.35
                                                       2005     13.19        14.41      82,879.59
                                                       2006     14.41        14.72           0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.52        15.83           0.00
                                                       2002     15.83        17.06           0.00
                                                       2003     17.06        18.91      88,203.94
                                                       2004     18.91        19.85     253,519.43
                                                       2005     19.85        20.09     288,847.54
                                                       2006     20.09        20.76           0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.43        14.72           0.00
                                                       2002     14.72        15.61           0.00
                                                       2003     15.61        15.63      57,331.18
                                                       2004     15.63        15.83     142,372.65
                                                       2005     15.83        15.85     165,505.99
                                                       2006     15.85        16.24           0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.50 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.49      $ 15.19       9,855.83

American Funds Global Small Capitalization Division/(c)/ 2001     13.75        13.42           0.00
                                                         2002     13.42        10.68      32,019.34
                                                         2003     10.68        16.14      85,398.57
                                                         2004     16.14        19.19     128,270.84
                                                         2005     19.19        23.66     149,896.21
                                                         2006     23.66        28.88     146,893.34

American Funds Growth Division/(c)/..................... 2001    121.23       109.75           0.00
                                                         2002    109.75        81.55      16,230.12
                                                         2003     81.55       109.74      58,503.83
                                                         2004    109.74       121.43      69,240.32
                                                         2005    121.43       138.80      68,272.08
                                                         2006    138.80       150.48      63,238.49

American Funds Growth-Income Division/(c)/.............. 2001     85.05        81.63           0.00
                                                         2002     81.63        65.56      26,270.23
                                                         2003     65.56        85.41      68,725.41
                                                         2004     85.41        92.72      96,552.45
                                                         2005     92.72        96.53      87,866.03
                                                         2006     96.53       109.39      82,701.17

BlackRock Aggressive Growth Division/(c)/............... 2001     36.68        34.57           0.00
                                                         2002     34.57        24.25       2,205.03
                                                         2003     24.25        33.59      13,521.08
                                                         2004     33.59        37.32      13,940.22
                                                         2005     37.32        40.64      13,270.58
                                                         2006     40.64        42.66           0.00

BlackRock Bond Income Division/(a)/..................... 2002     41.82        44.10      49,047.68
                                                         2003     44.10        45.92      73,820.33
                                                         2004     45.92        47.17      75,491.45
                                                         2005     47.17        47.51      62,562.45
                                                         2006     47.51        48.80           0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     40.30        41.40           0.00
                                                         2002     41.40        41.87           0.00

BlackRock Diversified Division/(c)/..................... 2001     36.59        35.65           0.00
                                                         2002     35.65        30.23      22,516.66
                                                         2003     30.23        35.85      86,986.27
                                                         2004     35.85        38.25      81,027.13
                                                         2005     38.25        38.79      67,148.30
                                                         2006     38.79        42.16           0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $69.28       $64.63           0.00
                                             2002     64.63        46.98      17,213.09
                                             2003     46.98        60.19      36,210.83
                                             2004     60.19        65.64      37,496.53
                                             2005     65.64        66.89      30,776.69
                                             2006     66.89        75.07           0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.91       7,077.93
                                             2003      7.91        10.56      38,323.74
                                             2004     10.56        11.79      74,675.57
                                             2005     11.79        12.27      63,527.67
                                             2006     12.27        14.41           0.00

BlackRock Money Market Division/(f)/........ 2003     22.17        22.03           0.29
                                             2004     22.03        21.88           0.00
                                             2005     21.88        22.15           0.00
                                             2006     22.15        22.84           0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.20        13.95           0.00
                                             2002     13.95        10.79     157,228.27
                                             2003     10.79        15.94     281,458.32
                                             2004     15.94        18.08     324,910.05
                                             2005     18.08        18.52     276,821.58
                                             2006     18.52        21.28           0.00

Davis Venture Value Division/(c)/........... 2001     26.99        26.26           0.00
                                             2002     26.26        21.58      20,393.14
                                             2003     21.58        27.80      67,574.71
                                             2004     27.80        30.71      88,324.73
                                             2005     30.71        33.32      93,290.01
                                             2006     33.32        37.55           0.00

FI International Stock Division/(c)/........ 2001     12.13        11.34           0.00
                                             2002     11.34         9.20      37,654.63
                                             2003      9.20        11.59      83,923.39
                                             2004     11.59        13.47      80,449.46
                                             2005     13.47        15.64      74,019.49
                                             2006     15.64        17.91           0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     18.12        15.59           0.00
                                             2002     15.59        10.88      22,430.00
                                             2003     10.88        14.43      52,317.71
                                             2004     14.43        16.63     121,218.28
                                             2005     16.63        17.48     104,969.16
                                             2006     17.48        19.23           0.00

FI Value Leaders Division/(d)/.............. 2002     22.53        18.53         223.05
                                             2003     18.53        23.14      13,791.50
                                             2004     23.14        25.88      13,941.77
                                             2005     25.88        28.18      20,535.34
                                             2006     28.18        31.03           0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/.. 2001    $ 9.17       $ 8.79           0.00
                                                    2002      8.79         6.25      11,663.67
                                                    2003      6.25         8.90      40,149.06
                                                    2004      8.90         9.75      46,339.50
                                                    2005      9.75        10.04      35,241.03
                                                    2006     10.04        10.86           0.00

Harris Oakmark Focused Value Division/(c)/......... 2001     25.19        26.05           0.00
                                                    2002     26.05        23.35      61,782.22
                                                    2003     23.35        30.47     126,748.23
                                                    2004     30.47        32.95     142,365.16
                                                    2005     32.95        35.65     132,410.14
                                                    2006     35.65        39.43           0.00

Harris Oakmark International Division/(d)/......... 2002     10.59         8.82       1,624.24
                                                    2003      8.82        11.75      22,986.28
                                                    2004     11.75        13.97      64,678.33
                                                    2005     13.97        15.72      90,841.07
                                                    2006     15.72        19.98           0.00

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.62        11.45           0.00
                                                    2002     11.45         9.67     157,233.62
                                                    2003      9.67        11.94     374,576.28
                                                    2004     11.94        13.09     381,446.78
                                                    2005     13.09        12.69     370,944.59
                                                    2006     12.69        14.75           0.00

Jennison Growth Division/(c) (g)/.................. 2005      4.05         4.87      66,299.15
                                                    2006      4.87         4.92           0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.38         4.91           0.00
                                                    2002      4.91         3.43      45,343.63
                                                    2003      3.43         4.25      79,960.85
                                                    2004      4.25         4.39      75,497.51
                                                    2005      4.39         4.01      69,047.11

Lazard Mid-Cap Division/(d)/....................... 2002     11.39         9.66       4,191.09
                                                    2003      9.66        12.03      33,152.01
                                                    2004     12.03        13.56      31,103.06
                                                    2005     13.56        14.46      22,140.83
                                                    2006     14.46        16.34           0.00

Legg Mason Aggressive Growth/(e)/.................. 2003      5.55         6.76      13,831.86
                                                    2004      6.76         7.23      14,051.04
                                                    2005      7.23         8.10      11,590.10
                                                    2006      8.10         7.85           0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/.......... 2001      8.86         7.74           0.00
                                                    2002      7.74         5.28      10,865.55
                                                    2003      5.28         5.55           0.00

Legg Mason Value Equity/(l)/....................... 2006      9.36        10.03           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.70       $ 8.27           0.00
                                                         2002      8.27         6.50      45,626.76
                                                         2003      6.50         7.78      49,778.26
                                                         2004      7.78         8.52      63,412.17
                                                         2005      8.52         8.99      48,904.31
                                                         2006      8.99         9.40      47,933.82

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.15        11.37           0.00
                                                         2002     11.37        12.32     225,577.36
                                                         2003     12.32        12.56     489,599.55
                                                         2004     12.56        12.86     655,019.23
                                                         2005     12.86        12.92     602,654.35
                                                         2006     12.92        13.23           0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.78        22.29           0.00
                                                         2002     22.29        17.21       5,404.06
                                                         2003     17.21        23.10      13,258.14
                                                         2004     23.10        26.45      22,106.95
                                                         2005     26.45        27.82      22,775.37
                                                         2006     27.82        31.93           0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.74        10.41      22,289.80
                                                         2003     10.41        12.24     162,905.90
                                                         2004     12.24        13.06     169,809.79
                                                         2005     13.06        13.07     145,143.27
                                                         2006     13.07        14.06           0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.71        10.45           0.00
                                                         2002     10.45        10.74           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.22         8.48       5,135.49
                                                         2003      8.48        11.61      21,224.05
                                                         2004     11.61        12.19      25,847.06
                                                         2005     12.19        13.03      21,235.25
                                                         2006     13.03        14.66           0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.42        10.30           0.00
                                                         2002     10.30         8.62      78,973.23
                                                         2003      8.62        11.45     223,014.58
                                                         2004     11.45        13.07     190,838.70
                                                         2005     13.07        14.44     176,794.28
                                                         2006     14.44        15.63           0.00

MetLife Stock Index Division/(c)/....................... 2001     37.68        35.56           0.00
                                                         2002     35.56        27.18      73,429.97
                                                         2003     27.18        34.27     232,487.84
                                                         2004     34.27        37.27     334,555.05
                                                         2005     37.27        38.36     301,810.28
                                                         2006     38.36        43.57           0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.01       $ 8.36           0.00
                                                 2002      8.36         7.28      14,134.50
                                                 2003      7.28         9.47      40,564.90
                                                 2004      9.47        11.17      40,356.36
                                                 2005     11.17        12.82      50,325.80
                                                 2006     12.82        16.01           0.00

MFS Total Return Division/(i)/.................. 2004     36.14        39.27       3,841.22
                                                 2005     39.27        39.79      19,800.66
                                                 2006     39.79        43.88      18,561.86

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.35         8.58           0.00
                                                 2002      8.58         7.04     103,380.86
                                                 2003      7.04         9.53     300,308.08
                                                 2004      9.53        11.21     279,646.40
                                                 2005     11.21        12.49     240,656.92
                                                 2006     12.49        15.45           0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.33        15.01           0.00
                                                 2002     15.01        13.35      39,868.38
                                                 2003     13.35        17.94      98,355.96
                                                 2004     17.94        21.70     139,529.27
                                                 2005     21.70        23.96     162,780.19
                                                 2006     23.96        26.27           0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.87        12.14           0.00
                                                 2002     12.14        10.03      12,043.68
                                                 2003     10.03        12.88      48,580.88
                                                 2004     12.88        14.73      50,623.96
                                                 2005     14.73        16.85      84,323.91
                                                 2006     16.85        19.35           0.00

PIMCO Total Return Division/(c)/................ 2001     10.24        10.43           0.00
                                                 2002     10.43        11.24     192,230.30
                                                 2003     11.24        11.56     457,793.39
                                                 2004     11.56        11.97     448,711.92
                                                 2005     11.97        12.06     437,621.91
                                                 2006     12.06        12.44           0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.08           0.00
                                                 2002      6.08         2.96      33,839.41
                                                 2003      2.96         4.59     204,467.46
                                                 2004      4.59         4.33     218,860.34
                                                 2005      4.33         4.74     183,127.85
                                                 2006      4.74         4.92           0.00

Russell 2000(R) Index Division/(c)/............. 2001     11.99        11.93           0.00
                                                 2002     11.93         9.33      47,437.21
                                                 2003      9.33        13.42     152,903.89
                                                 2004     13.42        15.54     159,019.77
                                                 2005     15.54        15.99     134,767.43
                                                 2006     15.99        18.54           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.62       $11.48           0.00
                                                       2002     11.48         8.67      46,957.26
                                                       2003      8.67        11.16     112,546.54
                                                       2004     11.16        12.07     145,216.04
                                                       2005     12.07        12.65     127,320.85
                                                       2006     12.65        14.08           0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.63         8.25           0.00
                                                       2002      8.25         4.54      49,683.45
                                                       2003      4.54         6.12      95,673.83
                                                       2004      6.12         7.12     149,231.13
                                                       2005      7.12         8.04     151,849.44
                                                       2006      8.04         8.42           0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.22        12.02           0.00
                                                       2002     12.02         8.67      22,446.79
                                                       2003      8.67        12.01      65,089.51
                                                       2004     12.01        13.14      90,183.89
                                                       2005     13.14        14.34      86,962.24
                                                       2006     14.34        14.65           0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.47        15.77           0.00
                                                       2002     15.77        16.99      47,849.94
                                                       2003     16.99        18.83     135,043.24
                                                       2004     18.83        19.75     134,643.80
                                                       2005     19.75        19.98     156,504.38
                                                       2006     19.98        20.63           0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.39        14.67           0.00
                                                       2002     14.67        15.55     142,366.92
                                                       2003     15.55        15.55     181,326.65
                                                       2004     15.55        15.75     166,629.20
                                                       2005     15.75        15.76     164,780.37
                                                       2006     15.76        16.15           0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.60 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.36      $ 15.04       3,602.47

American Funds Global Small Capitalization Division/(c)/ 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41

American Funds Growth Division/(c)/..................... 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68

American Funds Growth-Income Division/(c)/.............. 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27

BlackRock Aggressive Growth Division/(c)/............... 2001     36.19        34.10           0.00
                                                         2002     34.10        23.90       2,861.07
                                                         2003     23.90        33.07      14,524.85
                                                         2004     33.07        36.70      18,023.58
                                                         2005     36.70        39.93      16,332.73
                                                         2006     39.93        41.87      15,390.63

BlackRock Bond Income Division/(a)/..................... 2002     41.04        43.25      19,652.89
                                                         2003     43.25        44.98      37,113.50
                                                         2004     44.98        46.16      42,622.53
                                                         2005     46.16        46.45      47,470.82
                                                         2006     46.45        47.67      38,522.42

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     39.58        40.64           0.00
                                                         2002     40.64        41.09           0.00

BlackRock Diversified Division/(c)/..................... 2001     36.04        35.10         409.22
                                                         2002     35.10        29.73       5,960.15
                                                         2003     29.73        35.23      65,994.47
                                                         2004     35.23        37.55      72,695.82
                                                         2005     37.55        38.04      66,948.04
                                                         2006     38.04        41.31      58,566.61

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $68.03       $63.45           0.00
                                             2002     63.45        46.07       3,991.94
                                             2003     46.07        58.96      12,824.81
                                             2004     58.96        64.24      24,089.72
                                             2005     64.24        65.40      21,248.45
                                             2006     65.40        73.33      16,772.72

BlackRock Large Cap Value Division.......... 2002     10.00         7.91         547.02
                                             2003      7.91        10.54      21,598.96
                                             2004     10.54        11.76      44,681.26
                                             2005     11.76        12.23      47,804.22
                                             2006     12.23        14.35      78,485.77

BlackRock Money Market Division/(f)/........ 2003     21.73        21.59         416.51
                                             2004     21.59        21.42       4,802.10
                                             2005     21.42        21.66       4,720.32
                                             2006     21.66        22.31       4,092.73

BlackRock Strategic Value Division/(c)/..... 2001     14.18        13.93         689.38
                                             2002     13.93        10.76      91,901.46
                                             2003     10.76        15.88     205,124.95
                                             2004     15.88        18.00     309,839.67
                                             2005     18.00        18.42     284,193.77
                                             2006     18.42        21.14     247,478.57
                                             2002     26.07        21.41       2,228.67
                                             2003     21.41        27.54      27,983.13
                                             2004     27.54        30.40      63,371.98
                                             2005     30.40        32.95      63,396.39
                                             2006     32.95        37.10      64,584.87

FI International Stock Division/(c)/........ 2001     12.01        11.21           0.00
                                             2003      9.09        11.44      11,902.93
                                             2004     11.44        13.29      21,623.90
                                             2005     13.29        15.41      35,957.35
                                             2006     15.41        17.63      34,052.49

FI Mid Cap Opportunities Division/(h)/...... 2001     18.04        15.52           0.00
                                             2002     15.52        10.82      54,192.31
                                             2003     10.82        14.33      72,345.81
                                             2004     14.33        16.50      76,342.26
                                             2005     16.50        17.33      60,450.88
                                             2006     17.33        19.05      55,461.48

FI Value Leaders Division/(d)/.............. 2002     22.33        18.35         344.36
                                             2003     18.35        22.89       4,734.87
                                             2004     22.89        25.58       9,998.64
                                             2005     25.58        27.83      13,005.67
                                             2006     27.83        30.61      20,010.70

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/.. 2001    $ 9.17       $ 8.78           0.00
                                                    2002      8.78         6.24      87,945.12
                                                    2003      6.24         8.88      78,729.98
                                                    2004      8.88         9.72      69,053.06
                                                    2005      9.72         9.99      69,997.35
                                                    2006      9.99        10.80      56,182.52

Harris Oakmark Focused Value Division/(c)/......... 2001     24.99        25.82           0.00
                                                    2002     25.82        23.13      53,739.83
                                                    2003     23.13        30.15     101,690.43
                                                    2004     30.15        32.57     145,020.25
                                                    2005     32.57        35.20     144,749.46
                                                    2006     35.20        38.90     110,653.46

Harris Oakmark International Division/(d)/......... 2002     10.58         8.81         257.86
                                                    2003      8.81        11.72      13,203.02
                                                    2004     11.72        13.92      59,358.39
                                                    2005     13.92        15.66      63,924.08
                                                    2006     15.66        19.88      92,513.91

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.59        11.41         842.25
                                                    2002     11.41         9.63     101,695.49
                                                    2003      9.63        11.88     185,167.26
                                                    2004     11.88        13.01     256,273.56
                                                    2005     13.01        12.60     254,824.41
                                                    2006     12.60        14.63     231,537.60

Jennison Growth Division/(c)/ /(g)/................ 2005      4.03         4.84      48,296.42
                                                    2006      4.84         4.89      35,917.55

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.38         4.90           0.00
                                                    2002      4.90         3.42       5,925.30
                                                    2003      3.42         4.24      40,814.30
                                                    2004      4.24         4.37      50,532.37
                                                    2005      4.37         3.99      50,373.04

Lazard Mid-Cap Division/(d)/....................... 2002     11.38         9.65       3,736.83
                                                    2003      9.65        12.00      17,487.67
                                                    2004     12.00        13.52      25,697.55
                                                    2005     13.52        14.40      23,666.59
                                                    2006     14.40        16.26      17,294.99

Legg Mason Aggressive Growth/(e)/.................. 2003      5.54         6.74      34,626.57
                                                    2004      6.74         7.20      45,035.05
                                                    2005      7.20         8.06      39,699.03
                                                    2006      8.06         7.80      21,907.69

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/.......... 2001      8.86         7.73           0.00
                                                    2002      7.73         5.27      15,617.30
                                                    2003      5.27         5.54           0.00

Legg Mason Value Equity/(l)/....................... 2006      9.30         9.96      30,378.03

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.68       $ 8.25           0.00
                                                         2002      8.25         6.47       7,238.41
                                                         2003      6.47         7.74      14,117.05
                                                         2004      7.74         8.48      31,628.18
                                                         2005      8.48         8.93      30,737.30
                                                         2006      8.93         9.34      25,132.03

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.12        11.33           0.00
                                                         2002     11.33        12.27      58,494.60
                                                         2003     12.27        12.50     210,344.65
                                                         2004     12.50        12.78     491,673.43
                                                         2005     12.78        12.83     460,530.48
                                                         2006     12.83        13.12     409,720.50

Loomis Sayles Small Cap Division/(c)/................... 2001     22.62        22.12           0.00
                                                         2002     22.12        17.06         405.03
                                                         2003     17.06        22.88       3,696.18
                                                         2004     22.88        26.16       7,319.76
                                                         2005     26.16        27.49       7,781.13
                                                         2006     27.49        31.53      13,575.83

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.69        10.35       5,269.21
                                                         2003     10.35        12.16      61,536.62
                                                         2004     12.16        12.95      78,480.75
                                                         2005     12.95        12.95      95,558.26
                                                         2006     12.95        13.92     106,900.37

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.67        10.40           0.00
                                                         2002     10.40        10.69           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.21         8.47       2,943.67
                                                         2003      8.47        11.58      19,935.27
                                                         2004     11.58        12.15      30,221.45
                                                         2005     12.15        12.97      27,847.43
                                                         2006     12.97        14.58      27,312.09

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.40        10.29           0.00
                                                         2002     10.29         8.60      25,550.08
                                                         2003      8.60        11.41     103,605.72
                                                         2004     11.41        13.01     225,411.46
                                                         2005     13.01        14.36     224,579.71
                                                         2006     14.36        15.53     217,458.83

MetLife Stock Index Division/(c)/....................... 2001     37.26        35.15         271.19
                                                         2002     35.15        26.84      12,940.91
                                                         2003     26.84        33.81      92,140.62
                                                         2004     33.81        36.72     256,357.39
                                                         2005     36.72        37.76     241,434.67
                                                         2006     37.76        42.85     202,424.49

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.01       $ 8.36           0.00
                                                 2002      8.36         7.26       6,530.97
                                                 2003      7.26         9.45      15,749.60
                                                 2004      9.45        11.12      20,155.59
                                                 2005     11.12        12.76      26,995.69
                                                 2006     12.76        15.92      45,480.70

MFS Total Return Division/(i)/.................. 2004     35.53        38.58       2,372.87
                                                 2005     38.58        39.05      24,860.40
                                                 2006     39.05        43.02      30,424.70

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.33         8.55       1,134.44
                                                 2002      8.55         7.01      25,760.25
                                                 2003      7.01         9.48     133,476.39
                                                 2004      9.48        11.14     287,065.06
                                                 2005     11.14        12.40     272,867.19
                                                 2006     12.40        15.33     232,173.38

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.29        14.97           0.00
                                                 2002     14.97        13.30       6,269.48
                                                 2003     13.30        17.85      31,952.14
                                                 2004     17.85        21.57      89,084.49
                                                 2005     21.57        23.79     111,909.44
                                                 2006     23.79        26.06     101,661.82

Oppenheimer Global Equity Division/(c)/......... 2001     12.82        12.08         798.99
                                                 2002     12.08         9.97      59,029.65
                                                 2003      9.97        12.79      50,809.38
                                                 2004     12.79        14.62      30,241.53
                                                 2005     14.62        16.71      36,252.15
                                                 2006     16.71        19.16      39,787.21

PIMCO Total Return Division/(c)/................ 2001     10.24        10.42       1,850.40
                                                 2002     10.42        11.22      60,604.80
                                                 2003     11.22        11.53     169,677.41
                                                 2004     11.53        11.92     280,191.91
                                                 2005     11.92        12.01     273,415.16
                                                 2006     12.01        12.37     230,979.81

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.08           0.00
                                                 2002      6.08         2.95       8,671.20
                                                 2003      2.95         4.58     113,791.22
                                                 2004      4.58         4.31     183,366.81
                                                 2005      4.31         4.72     147,301.34
                                                 2006      4.72         4.89     126,962.77

Russell 2000(R) Index Division/(c)/............. 2001     11.96        11.89           0.00
                                                 2002     11.89         9.29      16,474.52
                                                 2003      9.29        13.36      64,591.94
                                                 2004     13.36        15.44     105,022.07
                                                 2005     15.44        15.87      99,246.07
                                                 2006     15.87        18.39      81,405.18

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.59       $11.44           0.00
                                                       2002     11.44         8.64       3,940.27
                                                       2003      8.64        11.10      33,643.59
                                                       2004     11.10        11.99      69,107.79
                                                       2005     11.99        12.56      64,461.91
                                                       2006     12.56        13.97      72,983.39

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.63         8.24           0.00
                                                       2002      8.24         4.53       5,929.63
                                                       2003      4.53         6.10      42,207.20
                                                       2004      6.10         7.09      80,945.59
                                                       2005      7.09         8.00      90,556.35
                                                       2006      8.00         8.37     100,788.98

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.16        11.96           0.00
                                                       2002     11.96         8.62       1,569.75
                                                       2003      8.62        11.93      25,339.99
                                                       2004     11.93        13.03      43,390.83
                                                       2005     13.03        14.22      29,163.60
                                                       2006     14.22        14.51      30,804.38

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.37        15.66           0.00
                                                       2002     15.66        16.85      38,992.83
                                                       2003     16.85        18.66      63,281.83
                                                       2004     18.66        19.55     137,096.33
                                                       2005     19.55        19.75     145,499.72
                                                       2006     19.75        20.38     102,957.82

Western Asset Management U.S. Government Division/(c)/ 2001     14.29        14.56           0.00
                                                       2002     14.56        15.42      40,568.39
                                                       2003     15.42        15.41      47,499.44
                                                       2004     15.41        15.59      58,788.42
                                                       2005     15.59        15.59      63,276.92
                                                       2006     15.59        15.95      50,359.82

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.70 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.23      $ 14.89     110,668.18

American Funds Global Small Capitalization Division/(c)/ 2001     13.66        13.32           0.00
                                                         2002     13.32        10.59      32,229.47
                                                         2003     10.59        15.96     171,695.10
                                                         2004     15.96        18.93     369,097.08
                                                         2005     18.93        23.30     429,939.53
                                                         2006     23.30        28.38     467,603.88

American Funds Growth Division/(c)/..................... 2001    117.06       105.89           0.00
                                                         2002    105.89        78.52      21,502.34
                                                         2003     78.52       105.46     124,946.44
                                                         2004    105.46       116.46     226,287.64
                                                         2005    116.46       132.85     227,880.56
                                                         2006    132.85       143.74     219,738.44

American Funds Growth-Income Division/(c)/.............. 2001     82.13        78.76           0.00
                                                         2002     78.76        63.13      26,184.96
                                                         2003     63.13        82.07     152,150.41
                                                         2004     82.07        88.92     272,765.78
                                                         2005     88.92        92.39     271,138.47
                                                         2006     92.39       104.49     255,679.74

BlackRock Aggressive Growth Division/(c)/............... 2001     35.71        33.64           0.00
                                                         2002     33.64        23.55       6,355.49
                                                         2003     23.55        32.55      49,584.72
                                                         2004     32.55        36.09      85,446.03
                                                         2005     36.09        39.23      75,755.67
                                                         2006     39.23        41.09           0.00

BlackRock Bond Income Division/(a)/..................... 2002     40.28        42.41      32,642.61
                                                         2003     42.41        44.07      95,087.79
                                                         2004     44.07        45.18     159,875.35
                                                         2005     45.18        45.42     156,764.32
                                                         2006     45.42        46.56           0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     38.87        39.89           0.00
                                                         2002     39.89        40.32           0.00

BlackRock Diversified Division/(c)/..................... 2001     35.50        34.56           0.00
                                                         2002     34.56        29.25      33,839.50
                                                         2003     29.25        34.62     182,456.49
                                                         2004     34.62        36.86     328,679.57
                                                         2005     36.86        37.31     301,648.08
                                                         2006     37.31        40.47           0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $66.81       $62.28           0.00
                                             2002     62.28        45.18      17,311.12
                                             2003     45.18        57.77      78,563.82
                                             2004     57.77        62.87     113,317.00
                                             2005     62.87        63.95      96,220.84
                                             2006     63.95        71.62           0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.90      10,104.90
                                             2003      7.90        10.52     105,281.63
                                             2004     10.52        11.72     205,632.61
                                             2005     11.72        12.18     193,829.73
                                             2006     12.18        14.28           0.00

BlackRock Money Market Division/(f)/........ 2003     21.31        21.15      23,796.96
                                             2004     21.15        20.97      77,164.49
                                             2005     20.97        21.18      64,536.89
                                             2006     21.18        21.80           0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.17        13.91           0.00
                                             2002     13.91        10.74     169,031.00
                                             2003     10.74        15.83     605,282.33
                                             2004     15.83        17.92     990,589.26
                                             2005     17.92        18.32     884,650.92
                                             2006     18.32        21.01           0.00

Davis Venture Value Division/(c)/........... 2001     26.63        25.88           0.00
                                             2002     25.88        21.23      11,981.23
                                             2003     21.23        27.29      83,657.59
                                             2004     27.29        30.09     213,727.47
                                             2005     30.09        32.58     241,918.06
                                             2006     32.58        36.65           0.00

FI International Stock Division/(c)/........ 2001     11.89        11.10           0.00
                                             2002     11.10         8.99      22,563.72
                                             2003      8.99        11.30      98,396.94
                                             2004     11.30        13.11     168,957.84
                                             2005     13.11        15.19     185,306.41
                                             2006     15.19        17.36           0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     17.96        15.44           0.00
                                             2002     15.44        10.76      39,250.82
                                             2003     10.76        14.23      95,625.78
                                             2004     14.23        16.37     351,650.03
                                             2005     16.37        17.18     315,807.06
                                             2006     17.18        18.86           0.00

FI Value Leaders Division/(d)/.............. 2002     22.13        18.18       1,615.62
                                             2003     18.18        22.65      41,670.14
                                             2004     22.65        25.29      58,891.73
                                             2005     25.29        27.48      74,892.27
                                             2006     27.48        30.20           0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.77           0.00
                                                  2002      8.77         6.23      36,153.26
                                                  2003      6.23         8.85     152,007.81
                                                  2004      8.85         9.68     245,041.76
                                                  2005      9.68         9.94     227,942.71
                                                  2006      9.94        10.74           0.00

Harris Oakmark Focused Value Division/(c)/....... 2001     24.78        25.60           0.00
                                                  2002     25.60        22.91      65,291.73
                                                  2003     22.91        29.83     224,402.29
                                                  2004     29.83        32.19     350,585.58
                                                  2005     32.19        34.76     353,511.57
                                                  2006     34.76        38.37           0.00

Harris Oakmark International Division/(d)/....... 2002     10.57         8.80       4,400.67
                                                  2003      8.80        11.69      67,210.38
                                                  2004     11.69        13.88     205,407.95
                                                  2005     13.88        15.59     274,721.74
                                                  2006     15.59        19.77           0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.56        11.38           0.00
                                                  2002     11.38         9.59     172,192.29
                                                  2003      9.59        11.81     616,141.67
                                                  2004     11.81        12.93     941,616.59
                                                  2005     12.93        12.51     875,618.84
                                                  2006     12.51        14.51           0.00

Jennison Growth Division/(c) (g)/................ 2005      4.01         4.81     171,031.23
                                                  2006      4.81         4.85           0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.37         4.89           0.00
                                                  2002      4.89         3.42      29,993.32
                                                  2003      3.42         4.22      99,124.54
                                                  2004      4.22         4.34     112,709.98
                                                  2005      4.34         3.97     114,317.78

Lazard Mid-Cap Division/(d)/..................... 2002     11.37         9.64       6,385.26
                                                  2003      9.64        11.97      96,476.49
                                                  2004     11.97        13.47     170,397.38
                                                  2005     13.47        14.34     159,693.72
                                                  2006     14.34        16.17           0.00

Legg Mason Aggressive Growth/(e)/................ 2003      5.52         6.72     107,992.73
                                                  2004      6.72         7.18     128,012.69
                                                  2005      7.18         8.02     125,711.91
                                                  2006      8.02         7.76           0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.86         7.73           0.00
                                                  2002      7.73         5.26      36,517.20
                                                  2003      5.26         5.52           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.23         9.88           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.66       $ 8.22            0.00
                                                         2002      8.22         6.45       45,099.73
                                                         2003      6.45         7.70       92,835.82
                                                         2004      7.70         8.43      131,592.98
                                                         2005      8.43         8.88      144,007.46
                                                         2006      8.88         9.27      142,418.79

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.09        11.29            0.00
                                                         2002     11.29        12.22      329,425.76
                                                         2003     12.22        12.43    1,133,217.06
                                                         2004     12.43        12.70    1,702,061.46
                                                         2005     12.70        12.74    1,629,973.65
                                                         2006     12.74        13.01            0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.45        21.95            0.00
                                                         2002     21.95        16.91        6,102.15
                                                         2003     16.91        22.66       27,978.35
                                                         2004     22.66        25.89       45,909.28
                                                         2005     25.89        27.18       44,148.06
                                                         2006     27.18        31.13            0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.63        10.29       28,941.20
                                                         2003     10.29        12.08      226,434.99
                                                         2004     12.08        12.85      387,105.11
                                                         2005     12.85        12.84      421,415.83
                                                         2006     12.84        13.78            0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.62        10.35            0.00
                                                         2002     10.35        10.63            0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.21         8.46        8,483.00
                                                         2003      8.46        11.56       27,537.97
                                                         2004     11.56        12.11       45,662.56
                                                         2005     12.11        12.92       44,682.75
                                                         2006     12.92        14.51            0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.39        10.27            0.00
                                                         2002     10.27         8.58      103,252.38
                                                         2003      8.58        11.37      469,867.64
                                                         2004     11.37        12.95      557,458.64
                                                         2005     12.95        14.29      572,483.55
                                                         2006     14.29        15.43            0.00

MetLife Stock Index Division/(c)/....................... 2001     36.84        34.74            0.00
                                                         2002     34.74        26.50      111,594.95
                                                         2003     26.50        33.35      559,552.89
                                                         2004     33.35        36.19    1,016,927.27
                                                         2005     36.19        37.18    1,018,080.88
                                                         2006     37.18        42.14            0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.35            0.00
                                                 2002      8.35         7.25       13,552.24
                                                 2003      7.25         9.42       71,751.51
                                                 2004      9.42        11.08      130,885.31
                                                 2005     11.08        12.69      156,924.95
                                                 2006     12.69        15.83            0.00

MFS Total Return Division/(i)/.................. 2004     34.93        37.91       57,702.72
                                                 2005     37.91        38.33      124,020.75
                                                 2006     38.33        42.19      132,486.50

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.30         8.53            0.00
                                                 2002      8.53         6.99      165,362.08
                                                 2003      6.99         9.43      650,933.67
                                                 2004      9.43        11.08      720,329.01
                                                 2005     11.08        12.31      704,046.82
                                                 2006     12.31        15.20            0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.25        14.92            0.00
                                                 2002     14.92        13.24       45,135.94
                                                 2003     13.24        17.76      191,491.56
                                                 2004     17.76        21.44      453,847.33
                                                 2005     21.44        23.62      530,789.61
                                                 2006     23.62        25.85            0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.76        12.02            0.00
                                                 2002     12.02         9.91       35,660.29
                                                 2003      9.91        12.70       89,765.33
                                                 2004     12.70        14.50      141,395.54
                                                 2005     14.50        16.56      165,101.70
                                                 2006     16.56        18.97            0.00

PIMCO Total Return Division/(c)/................ 2001     10.23        10.41            0.00
                                                 2002     10.41        11.20      160,869.03
                                                 2003     11.20        11.50      862,426.47
                                                 2004     11.50        11.87    1,312,202.22
                                                 2005     11.87        11.95    1,222,076.13
                                                 2006     11.95        12.30            0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.07            0.00
                                                 2002      6.07         2.95       65,642.36
                                                 2003      2.95         4.57      418,424.55
                                                 2004      4.57         4.29      598,729.31
                                                 2005      4.29         4.70      492,117.51
                                                 2006      4.70         4.86            0.00

Russell 2000(R) Index Division/(c)/............. 2001     11.93        11.85            0.00
                                                 2002     11.85         9.25       74,852.73
                                                 2003      9.25        13.29      368,425.02
                                                 2004     13.29        15.35      465,748.17
                                                 2005     15.35        15.76      482,698.26
                                                 2006     15.76        18.24            0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.56       $11.41           0.00
                                                       2002     11.41         8.60      30,641.29
                                                       2003      8.60        11.04     175,711.09
                                                       2004     11.04        11.92     293,450.40
                                                       2005     11.92        12.47     276,995.23
                                                       2006     12.47        13.86           0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.63         8.23           0.00
                                                       2002      8.23         4.53      46,325.36
                                                       2003      4.53         6.09     236,930.75
                                                       2004      6.09         7.07     425,938.60
                                                       2005      7.07         7.96     407,430.08
                                                       2006      7.96         8.32           0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.11        11.90           0.00
                                                       2002     11.90         8.57      12,440.89
                                                       2003      8.57        11.85     100,236.57
                                                       2004     11.85        12.93     166,959.06
                                                       2005     12.93        14.09     160,464.49
                                                       2006     14.09        14.36           0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.26        15.54           0.00
                                                       2002     15.54        16.71      32,880.60
                                                       2003     16.71        18.49     239,187.67
                                                       2004     18.49        19.35     527,932.02
                                                       2005     19.35        19.53     527,773.65
                                                       2006     19.53        20.14           0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.19        14.46           0.00
                                                       2002     14.46        15.30     108,090.83
                                                       2003     15.30        15.27     285,566.06
                                                       2004     15.27        15.43     350,140.83
                                                       2005     15.43        15.41     323,413.19
                                                       2006     15.41        15.76           0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.75 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82        366.37

American Funds Global Small Capitalization Division/(c)/ 2001     13.64        13.30          0.00
                                                         2002     13.30        10.56      6,440.52
                                                         2003     10.56        15.91     26,264.88
                                                         2004     15.91        18.87     32,210.40
                                                         2005     18.87        23.21     34,001.23
                                                         2006     23.21        28.26     37,575.75

American Funds Growth Division/(c)/..................... 2001    116.04       104.94          0.00
                                                         2002    104.94        77.78      6,100.79
                                                         2003     77.78       104.42     15,014.89
                                                         2004    104.42       115.25     20,010.20
                                                         2005    115.25       131.40     21,095.03
                                                         2006    131.40       142.11     14,704.81

American Funds Growth-Income Division/(c)/.............. 2001     81.41        78.06          0.00
                                                         2002     78.06        62.54      7,458.73
                                                         2003     62.54        81.26     22,882.90
                                                         2004     81.26        88.00     19,915.47
                                                         2005     88.00        91.38     18,399.97
                                                         2006     91.38       103.30     16,270.03

BlackRock Aggressive Growth Division/(c)/............... 2001     35.48        33.41          0.00
                                                         2002     33.41        23.38        795.23
                                                         2003     23.38        32.30      8,668.62
                                                         2004     32.30        35.79      6,348.02
                                                         2005     35.79        38.88      4,678.86
                                                         2006     38.88        40.71      3,527.37

BlackRock Bond Income Division/(a)/..................... 2002     39.90        42.00      6,322.07
                                                         2003     42.00        43.62     14,570.11
                                                         2004     43.62        44.69     15,440.31
                                                         2005     44.69        44.91     15,345.62
                                                         2006     44.91        46.01     10,273.58

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     38.52        39.52          0.00
                                                         2002     39.52        39.94          0.00

BlackRock Diversified Division/(c)/..................... 2001     35.23        34.30          0.00
                                                         2002     34.30        29.01     14,236.48
                                                         2003     29.01        34.32     23,378.07
                                                         2004     34.32        36.52     17,533.44
                                                         2005     36.52        36.94     16,135.32
                                                         2006     36.94        40.06     15,760.25

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $66.21       $61.71           0.00
                                             2002     61.71        44.74       2,941.32
                                             2003     44.74        57.18      14,091.56
                                             2004     57.18        62.20      12,268.95
                                             2005     62.20        63.23       8,568.10
                                             2006     63.23        70.78       7,083.31

BlackRock Large Cap Value Division.......... 2002     10.00         7.90       1,045.39
                                             2003      7.90        10.51      48,663.04
                                             2004     10.51        11.71      55,203.09
                                             2005     11.71        12.16      45,218.23
                                             2006     12.16        14.25      56,598.05

BlackRock Money Market Division/(f)/........ 2003     21.10        20.94           0.00
                                             2004     20.94        20.75      14,397.06
                                             2005     20.75        20.95       6,726.55
                                             2006     20.95        21.54       6,598.21

BlackRock Strategic Value Division/(c)/..... 2001     14.16        13.90           0.00
                                             2002     13.90        10.72      36,657.40
                                             2003     10.72        15.80     133,125.92
                                             2004     15.80        17.88     125,137.37
                                             2005     17.88        18.27      82,075.51
                                             2006     18.27        20.94      78,157.11

Davis Venture Value Division/(c)/........... 2001     26.54        25.79           0.00
                                             2002     25.79        21.15      14,097.12
                                             2003     21.15        27.17      26,493.94
                                             2004     27.17        29.94      32,146.17
                                             2005     29.94        32.40      28,348.25
                                             2006     32.40        36.43      26,891.98

FI International Stock Division/(c)/........ 2001     11.82        11.04           0.00
                                             2002     11.04         8.93      16,594.78
                                             2003      8.93        11.23      26,664.14
                                             2004     11.23        13.02      32,657.37
                                             2005     13.02        15.07      37,830.08
                                             2006     15.07        17.22      29,461.14

FI Mid Cap Opportunities Division/(h)/...... 2001     17.93        15.41           0.00
                                             2002     15.41        10.72      13,186.17
                                             2003     10.72        14.18      18,417.63
                                             2004     14.18        16.30      30,255.26
                                             2005     16.30        17.10      29,161.06
                                             2006     17.10        18.77      22,578.45

FI Value Leaders Division/(d)/.............. 2002     22.03        18.09          19.39
                                             2003     18.09        22.53       1,116.03
                                             2004     22.53        25.14       1,587.42
                                             2005     25.14        27.31       6,548.25
                                             2006     27.31        29.99       7,095.20

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.77           0.00
                                                  2002      8.77         6.22       6,357.84
                                                  2003      6.22         8.84      23,716.37
                                                  2004      8.84         9.66      31,466.07
                                                  2005      9.66         9.92      82,657.70
                                                  2006      9.92        10.71      52,493.05

Harris Oakmark Focused Value Division/(c)/....... 2001     24.68        25.49           0.00
                                                  2002     25.49        22.80      17,099.53
                                                  2003     22.80        29.67      36,613.61
                                                  2004     29.67        32.00      51,842.70
                                                  2005     32.00        34.54      49,013.95
                                                  2006     34.54        38.11      36,024.63

Harris Oakmark International Division/(d)/....... 2002     10.57         8.79         150.24
                                                  2003      8.79        11.68       5,756.99
                                                  2004     11.68        13.85      34,650.85
                                                  2005     13.85        15.56      41,855.73
                                                  2006     15.56        19.72      39,538.95

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.54        11.36           0.00
                                                  2002     11.36         9.57      37,049.39
                                                  2003      9.57        11.78      83,937.88
                                                  2004     11.78        12.89      83,672.91
                                                  2005     12.89        12.47      77,760.42
                                                  2006     12.47        14.45      64,598.15

Jennison Growth Division/(c) (g)/................ 2005      4.00         4.80      52,607.91
                                                  2006      4.80         4.84     101,828.21

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.37         4.89           0.00
                                                  2002      4.89         3.41      24,704.65
                                                  2003      3.41         4.21      37,202.23
                                                  2004      4.21         4.33      52,744.65
                                                  2005      4.33         3.96      52,278.68

Lazard Mid-Cap Division/(d)/..................... 2002     11.37         9.63       2,470.81
                                                  2003      9.63        11.96      30,292.08
                                                  2004     11.96        13.45       9,434.25
                                                  2005     13.45        14.31       6,722.56
                                                  2006     14.31        16.13       3,655.38

Legg Mason Aggressive Growth/(e)/................ 2003      5.52         6.71       3,673.77
                                                  2004      6.71         7.16      37,982.89
                                                  2005      7.16         8.00      37,355.96
                                                  2006      8.00         7.74      25,963.33

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.72           0.00
                                                  2002      7.72         5.26       2,432.85
                                                  2003      5.26         5.52           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.20         9.84       9,707.66

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.65       $ 8.21           0.00
                                                         2002      8.21         6.44       5,638.13
                                                         2003      6.44         7.68      12,776.81
                                                         2004      7.68         8.40      13,415.67
                                                         2005      8.40         8.85      12,773.23
                                                         2006      8.85         9.24       9,870.97

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.08        11.28           0.00
                                                         2002     11.28        12.20     128,740.60
                                                         2003     12.20        12.40     198,429.22
                                                         2004     12.40        12.67     214,084.86
                                                         2005     12.67        12.70     214,835.07
                                                         2006     12.70        12.96     189,479.52

Loomis Sayles Small Cap Division/(c)/................... 2001     22.37        21.87           0.00
                                                         2002     21.87        16.84       3,284.79
                                                         2003     16.84        22.55       7,404.12
                                                         2004     22.55        25.75       7,869.50
                                                         2005     25.75        27.02       5,428.42
                                                         2006     27.02        30.93       7,759.46

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.61        10.26      13,361.69
                                                         2003     10.26        12.04      28,790.84
                                                         2004     12.04        12.80      26,022.93
                                                         2005     12.80        12.78      25,118.04
                                                         2006     12.78        13.72      27,719.53

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.60        10.32           0.00
                                                         2002     10.32        10.61           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.20         8.45          46.45
                                                         2003      8.45        11.55       1,303.68
                                                         2004     11.55        12.09       3,924.92
                                                         2005     12.09        12.89       3,898.14
                                                         2006     12.89        14.47       5,365.87

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.39        10.26           0.00
                                                         2002     10.26         8.57      69,423.06
                                                         2003      8.57        11.35     110,971.65
                                                         2004     11.35        12.93      67,646.38
                                                         2005     12.93        14.25      58,434.72
                                                         2006     14.25        15.38      58,809.73

MetLife Stock Index Division/(c)/....................... 2001     36.64        34.54           0.00
                                                         2002     34.54        26.33      55,462.75
                                                         2003     26.33        33.12     109,787.51
                                                         2004     33.12        35.92     103,328.81
                                                         2005     35.92        36.89     101,768.38
                                                         2006     36.89        41.79      94,586.71

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.35           0.00
                                                 2002      8.35         7.24       6,182.46
                                                 2003      7.24         9.41      11,285.02
                                                 2004      9.41        11.06       9,595.61
                                                 2005     11.06        12.66      10,216.81
                                                 2006     12.66        15.78      36,388.15

MFS Total Return Division/(i)/.................. 2004     34.63        37.57         720.93
                                                 2005     37.57        37.98       2,111.55
                                                 2006     37.98        41.77       3,022.66

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.29         8.51           0.00
                                                 2002      8.51         6.97     107,905.08
                                                 2003      6.97         9.41     171,239.43
                                                 2004      9.41        11.04      89,102.11
                                                 2005     11.04        12.27      74,504.10
                                                 2006     12.27        15.14      77,545.05

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.23        14.90           0.00
                                                 2002     14.90        13.22       6,018.15
                                                 2003     13.22        17.71      22,239.61
                                                 2004     17.71        21.37      29,408.03
                                                 2005     21.37        23.54      34,357.82
                                                 2006     23.54        25.74      34,738.67

Oppenheimer Global Equity Division/(c)/......... 2001     12.73        11.99           0.00
                                                 2002     11.99         9.88       7,044.98
                                                 2003      9.88        12.66      15,909.39
                                                 2004     12.66        14.45      14,135.84
                                                 2005     14.45        16.49      13,459.92
                                                 2006     16.49        18.88      14,078.39

PIMCO Total Return Division/(c)/................ 2001     10.23        10.41           0.00
                                                 2002     10.41        11.19      57,074.25
                                                 2003     11.19        11.48     120,232.46
                                                 2004     11.48        11.85     101,401.69
                                                 2005     11.85        11.92      95,789.48
                                                 2006     11.92        12.26      69,778.52

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.07           0.00
                                                 2002      6.07         2.95      18,208.18
                                                 2003      2.95         4.56     110,059.90
                                                 2004      4.56         4.29     126,854.19
                                                 2005      4.29         4.68     108,475.16
                                                 2006      4.68         4.85      65,208.91

Russell 2000(R) Index Division/(c)/............. 2001     11.91        11.84           0.00
                                                 2002     11.84         9.24      41,245.18
                                                 2003      9.24        13.25      71,358.34
                                                 2004     13.25        15.30      41,010.44
                                                 2005     15.30        15.70      35,330.02
                                                 2006     15.70        18.17      30,610.87

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.54       $11.39          0.00
                                                       2002     11.39         8.58      6,864.43
                                                       2003      8.58        11.01     22,250.70
                                                       2004     11.01        11.88     46,365.22
                                                       2005     11.88        12.43     45,104.21
                                                       2006     12.43        13.80     46,801.80

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.23          0.00
                                                       2002      8.23         4.52     11,666.87
                                                       2003      4.52         6.08     36,089.22
                                                       2004      6.08         7.05     35,783.95
                                                       2005      7.05         7.94     35,319.40
                                                       2006      7.94         8.30     44,402.06

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.08        11.87          0.00
                                                       2002     11.87         8.54     12,713.95
                                                       2003      8.54        11.81     26,106.42
                                                       2004     11.81        12.88     28,700.52
                                                       2005     12.88        14.03     28,152.93
                                                       2006     14.03        14.29     20,522.63

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.21        15.49          0.00
                                                       2002     15.49        16.65      6,548.67
                                                       2003     16.65        18.40     31,477.12
                                                       2004     18.40        19.25     34,624.63
                                                       2005     19.25        19.43     36,476.03
                                                       2006     19.43        20.02     23,569.48

Western Asset Management U.S. Government Division/(c)/ 2001     14.14        14.40          0.00
                                                       2002     14.40        15.23     46,463.29
                                                       2003     15.23        15.20     40,539.86
                                                       2004     15.20        15.36     41,984.65
                                                       2005     15.36        15.33     34,445.94
                                                       2006     15.33        15.66     23,937.23

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.85 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.04      $ 14.68        285.76

American Funds Global Small Capitalization Division/(c)/ 2001     13.59        13.25          0.00
                                                         2002     13.25        10.51          0.00
                                                         2003     10.51        15.82     16,276.78
                                                         2004     15.82        18.75     35,175.14
                                                         2005     18.75        23.04     41,539.10
                                                         2006     23.04        28.01     76,385.21

American Funds Growth Division/(c)/..................... 2001    114.03       103.08          0.00
                                                         2002    103.08        76.33          0.00
                                                         2003     76.33       102.36      9,687.49
                                                         2004    102.36       112.86     20,523.05
                                                         2005    112.86       128.55     19,557.50
                                                         2006    128.55       138.89     18,383.62

American Funds Growth-Income Division/(c)/.............. 2001     80.00        76.67          0.00
                                                         2002     76.67        61.37        595.67
                                                         2003     61.37        79.66     16,673.18
                                                         2004     79.66        86.18     28,078.77
                                                         2005     86.18        89.40     20,444.99
                                                         2006     89.40       100.96     18,095.73

BlackRock Aggressive Growth Division/(c)/............... 2001     35.01        32.96          0.00
                                                         2002     32.96        23.04          0.00
                                                         2003     23.04        31.79      5,474.13
                                                         2004     31.79        35.20      6,719.22
                                                         2005     35.20        38.20      4,043.86
                                                         2006     38.20        39.96          0.00

BlackRock Bond Income Division/(a)/..................... 2002     39.15        41.19          0.00
                                                         2003     41.19        42.73      8,766.14
                                                         2004     42.73        43.74     25,563.56
                                                         2005     43.74        43.91     14,215.57
                                                         2006     43.91        44.94          0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     37.83        38.80          0.00
                                                         2002     38.80        39.19          0.00

BlackRock Diversified Division/(c)/..................... 2001     34.71        33.77          0.00
                                                         2002     33.77        28.53      2,247.60
                                                         2003     28.53        33.73     12,352.98
                                                         2004     33.73        35.85     25,735.63
                                                         2005     35.85        36.23     28,451.08
                                                         2006     36.23        39.24          0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $65.02       $60.57          0.00
                                             2002     60.57        43.88         18.27
                                             2003     43.88        56.01      4,401.11
                                             2004     56.01        60.87     10,013.36
                                             2005     60.87        61.82      8,337.32
                                             2006     61.82        69.14          0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.90          0.00
                                             2003      7.90        10.50     19,011.38
                                             2004     10.50        11.68     32,971.81
                                             2005     11.68        12.12     32,531.60
                                             2006     12.12        14.18          0.00

BlackRock Money Market Division/(f)/........ 2003     20.69        20.52     21,858.50
                                             2004     20.52        20.31     17,399.33
                                             2005     20.31        20.48     15,285.58
                                             2006     20.48        21.04          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.15        13.88          0.00
                                             2002     13.88        10.70      2,688.19
                                             2003     10.70        15.75     51,317.85
                                             2004     15.75        17.80     93,511.01
                                             2005     17.80        18.17     86,008.74
                                             2006     18.17        20.80          0.00

Davis Venture Value Division/(c)/........... 2001     26.36        25.60          0.00
                                             2002     25.60        20.97          0.00
                                             2003     20.97        26.92      3,786.98
                                             2004     26.92        29.63     15,500.44
                                             2005     29.63        32.04     15,937.08
                                             2006     32.04        35.99          0.00

FI International Stock Division/(c)/........ 2001     11.70        10.92          0.00
                                             2002     10.92         8.83          0.00
                                             2003      8.83        11.09      2,710.93
                                             2004     11.09        12.84      6,372.07
                                             2005     12.84        14.85      9,346.37
                                             2006     14.85        16.96          0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     17.85        15.33          0.00
                                             2002     15.33        10.66          0.00
                                             2003     10.66        14.09      4,921.87
                                             2004     14.09        16.18     25,111.91
                                             2005     16.18        16.95     23,907.92
                                             2006     16.95        18.58          0.00

FI Value Leaders Division/(d)/.............. 2002     21.83        17.91          0.00
                                             2003     17.91        22.29      2,266.10
                                             2004     22.29        24.85      3,345.28
                                             2005     24.85        26.96     22,313.31
                                             2006     26.96        29.58          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.77          0.00
                                                  2002      8.77         6.21          0.00
                                                  2003      6.21         8.82      3,269.14
                                                  2004      8.82         9.63     10,060.58
                                                  2005      9.63         9.87      9,320.83
                                                  2006      9.87        10.65          0.00

Harris Oakmark Focused Value Division/(c)/....... 2001     24.48        25.27          0.00
                                                  2002     25.27        22.58      1,307.84
                                                  2003     22.58        29.36     34,839.96
                                                  2004     29.36        31.63     51,850.34
                                                  2005     31.63        34.10     54,715.60
                                                  2006     34.10        37.59          0.00

Harris Oakmark International Division/(d)/....... 2002     10.56         8.78          0.00
                                                  2003      8.78        11.66        858.80
                                                  2004     11.66        13.81     18,761.62
                                                  2005     13.81        15.49     21,405.85
                                                  2006     15.49        19.62          0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.51        11.32          0.00
                                                  2002     11.32         9.53         85.63
                                                  2003      9.53        11.72     47,626.01
                                                  2004     11.72        12.81     75,434.86
                                                  2005     12.81        12.38     67,934.93
                                                  2006     12.38        14.33          0.00

Jennison Growth Division/(c) (g)/................ 2005      3.98         4.77     16,188.24
                                                  2006      4.77         4.80          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.36         4.88          0.00
                                                  2002      4.88         3.40          0.00
                                                  2003      3.40         4.20      8,874.34
                                                  2004      4.20         4.31     17,382.06
                                                  2005      4.31         3.94     17,670.96

Lazard Mid-Cap Division/(d)/..................... 2002     11.36         9.62          0.00
                                                  2003      9.62        11.93     11,194.49
                                                  2004     11.93        13.41     12,591.01
                                                  2005     13.41        14.25     14,798.27
                                                  2006     14.25        16.05          0.00

Legg Mason Aggressive Growth/(e)/................ 2003      5.51         6.70      6,261.25
                                                  2004      6.70         7.14     10,008.87
                                                  2005      7.14         7.97     10,463.75
                                                  2006      7.97         7.69          0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.72          0.00
                                                  2002      7.72         5.25          0.00
                                                  2003      5.25         5.51          0.00

Legg Mason Value Equity/(l)/..................... 2006      9.13         9.77          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.63       $ 8.19           0.00
                                                         2002      8.19         6.41           0.00
                                                         2003      6.41         7.65         194.76
                                                         2004      7.65         8.36       4,289.97
                                                         2005      8.36         8.79       3,574.99
                                                         2006      8.79         9.17       3,334.78

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.05        11.24           0.00
                                                         2002     11.24        12.14           0.00
                                                         2003     12.14        12.34      67,158.56
                                                         2004     12.34        12.59     171,181.28
                                                         2005     12.59        12.61     160,102.82
                                                         2006     12.61        12.86           0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.21        21.70           0.00
                                                         2002     21.70        16.69           0.00
                                                         2003     16.69        22.33       1,110.52
                                                         2004     22.33        25.48       3,460.40
                                                         2005     25.48        26.70       3,613.34
                                                         2006     26.70        30.54           0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.55        10.20       1,191.86
                                                         2003     10.20        11.95      33,108.92
                                                         2004     11.95        12.70      27,217.40
                                                         2005     12.70        12.67      21,479.48
                                                         2006     12.67        13.58           0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.55        10.27           0.00
                                                         2002     10.27        10.55           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.20         8.44           0.00
                                                         2003      8.44        11.52       1,199.21
                                                         2004     11.52        12.05       5,484.99
                                                         2005     12.05        12.83       5,359.32
                                                         2006     12.83        14.39           0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.38        10.25           0.00
                                                         2002     10.25         8.55          95.26
                                                         2003      8.55        11.31      64,927.67
                                                         2004     11.31        12.87      74,990.67
                                                         2005     12.87        14.17      80,435.88
                                                         2006     14.17        15.28           0.00

MetLife Stock Index Division/(c)/....................... 2001     36.22        34.14           0.00
                                                         2002     34.14        26.00          30.99
                                                         2003     26.00        32.67      78,326.89
                                                         2004     32.67        35.40     113,355.91
                                                         2005     35.40        36.31     114,020.79
                                                         2006     36.31        41.10           0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.34           0.00
                                                 2002      8.34         7.23           0.00
                                                 2003      7.23         9.38       5,245.98
                                                 2004      9.38        11.02       9,084.93
                                                 2005     11.02        12.60      10,534.66
                                                 2006     12.60        15.69           0.00

MFS Total Return Division/(i)/.................. 2004     34.05        36.91       2,362.83
                                                 2005     36.91        37.27      21,930.33
                                                 2006     37.27        40.96      12,278.96

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.27         8.49           0.00
                                                 2002      8.49         6.94           0.00
                                                 2003      6.94         9.36      56,548.44
                                                 2004      9.36        10.97      78,514.09
                                                 2005     10.97        12.18      83,251.25
                                                 2006     12.18        15.02           0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.19        14.85           0.00
                                                 2002     14.85        13.16           0.00
                                                 2003     13.16        17.62      17,441.95
                                                 2004     17.62        21.24      59,079.76
                                                 2005     21.24        23.37      77,812.63
                                                 2006     23.37        25.53           0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.68        11.93           0.00
                                                 2002     11.93         9.82           0.00
                                                 2003      9.82        12.57       5,569.13
                                                 2004     12.57        14.33      11,169.65
                                                 2005     14.33        16.34      13,658.21
                                                 2006     16.34        18.69           0.00

PIMCO Total Return Division/(c)/................ 2001     10.23        10.40           0.00
                                                 2002     10.40        11.17       2,833.60
                                                 2003     11.17        11.45      56,801.90
                                                 2004     11.45        11.81     101,512.08
                                                 2005     11.81        11.86      57,082.34
                                                 2006     11.86        12.19           0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.03         6.06           0.00
                                                 2002      6.06         2.94         395.85
                                                 2003      2.94         4.55      47,359.68
                                                 2004      4.55         4.27      51,989.76
                                                 2005      4.27         4.66      51,768.53
                                                 2006      4.66         4.82           0.00

Russell 2000(R) Index Division/(c)/............. 2001     11.88        11.80           0.00
                                                 2002     11.80         9.20          87.99
                                                 2003      9.20        13.18      24,197.78
                                                 2004     13.18        15.21      29,525.34
                                                 2005     15.21        15.59      27,898.11
                                                 2006     15.59        18.02           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.51       $11.35          0.00
                                                       2002     11.35         8.55         94.47
                                                       2003      8.55        10.96     12,347.63
                                                       2004     10.96        11.81     25,543.47
                                                       2005     11.81        12.34     28,663.46
                                                       2006     12.34        13.69          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.22          0.00
                                                       2002      8.22         4.51          0.00
                                                       2003      4.51         6.06     12,580.19
                                                       2004      6.06         7.03     15,833.09
                                                       2005      7.03         7.90     22,194.00
                                                       2006      7.90         8.25          0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.03        11.82          0.00
                                                       2002     11.82         8.49          0.00
                                                       2003      8.49        11.73     11,939.27
                                                       2004     11.73        12.78     21,342.59
                                                       2005     12.78        13.90     20,272.55
                                                       2006     13.90        14.15          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.11        15.38          0.00
                                                       2002     15.38        16.51        246.17
                                                       2003     16.51        18.23     17,349.99
                                                       2004     18.23        19.06     52,882.29
                                                       2005     19.06        19.21     52,995.05
                                                       2006     19.21        19.77          0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.05        14.30          0.00
                                                       2002     14.30        15.11        516.28
                                                       2003     15.11        15.06     10,000.40
                                                       2004     15.06        15.20     19,636.40
                                                       2005     15.20        15.16     15,547.01
                                                       2006     15.16        15.47          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.95 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.91      $ 14.54        609.09

American Funds Global Small Capitalization Division/(c)/ 2001     13.55        13.20          0.00
                                                         2002     13.20        10.46      6,770.73
                                                         2003     10.46        15.73     19,818.67
                                                         2004     15.73        18.62     27,055.05
                                                         2005     18.62        22.86     27,764.62
                                                         2006     22.86        27.77     33,806.46

American Funds Growth Division/(c)/..................... 2001    112.05       101.25          0.00
                                                         2002    101.25        74.90      2,729.99
                                                         2003     74.90       100.34      9,349.78
                                                         2004    100.34       110.53     14,562.37
                                                         2005    110.53       125.77     15,316.45
                                                         2006    125.77       135.74     16,484.29

American Funds Growth-Income Division/(c)/.............. 2001     78.61        75.31          0.00
                                                         2002     75.31        60.22      3,960.17
                                                         2003     60.22        78.09     20,009.43
                                                         2004     78.09        84.39     24,296.87
                                                         2005     84.39        87.47     24,577.59
                                                         2006     87.47        98.68     23,058.63

BlackRock Aggressive Growth Division/(c)/............... 2001     34.55        32.51          0.00
                                                         2002     32.51        22.70        594.07
                                                         2003     22.70        31.30      1,824.32
                                                         2004     31.30        34.62      3,245.89
                                                         2005     34.62        37.53      3,140.57
                                                         2006     37.53        39.22          0.00

BlackRock Bond Income Division/(a)/..................... 2002     38.42        40.39      8,226.83
                                                         2003     40.39        41.86      8,479.83
                                                         2004     41.86        42.81      8,223.39
                                                         2005     42.81        42.93      9,694.81
                                                         2006     42.93        43.90          0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     37.15        38.08          0.00
                                                         2002     38.08        38.46          0.00

BlackRock Diversified Division/(c)/..................... 2001     34.19        33.25          0.00
                                                         2002     33.25        28.07      4,057.91
                                                         2003     28.07        33.14     14,130.18
                                                         2004     33.14        35.19     11,645.66
                                                         2005     35.19        35.53     11,758.61
                                                         2006     35.53        38.45          0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $63.85       $59.46          0.00
                                             2002     59.46        43.03      3,682.98
                                             2003     43.03        54.88      6,585.98
                                             2004     54.88        59.58      7,034.37
                                             2005     59.58        60.44      7,261.42
                                             2006     60.44        67.53          0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.89        477.34
                                             2003      7.89        10.48      9,377.85
                                             2004     10.48        11.65      9,436.09
                                             2005     11.65        12.07      9,210.78
                                             2006     12.07        14.11          0.00

BlackRock Money Market Division/(f)/........ 2003     20.29        20.10          0.00
                                             2004     20.10        19.88          0.00
                                             2005     19.88        20.03          0.00
                                             2006     20.03        20.56          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.13        13.86          0.00
                                             2002     13.86        10.67     45,836.72
                                             2003     10.67        15.69     55,838.46
                                             2004     15.69        17.72     77,153.87
                                             2005     17.72        18.07     70,668.67
                                             2006     18.07        20.67          0.00

Davis Venture Value Division/(c)/........... 2001     26.19        25.42          0.00
                                             2002     25.42        20.80      4,173.04
                                             2003     20.80        26.67     12,986.92
                                             2004     26.67        29.33     16,350.50
                                             2005     29.33        31.69     14,462.41
                                             2006     31.69        35.55          0.00

FI International Stock Division/(c)/........ 2001     11.58        10.80          0.00
                                             2002     10.80         8.73      4,289.94
                                             2003      8.73        10.95     10,133.66
                                             2004     10.95        12.67      8,229.47
                                             2005     12.67        14.64      5,687.67
                                             2006     14.64        16.69          0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     17.77        15.26          0.00
                                             2002     15.26        10.60      3,885.54
                                             2003     10.60        13.99      7,446.88
                                             2004     13.99        16.05     19,045.42
                                             2005     16.05        16.80     17,985.10
                                             2006     16.80        18.40          0.00

FI Value Leaders Division/(d)/.............. 2002     21.63        17.74          0.00
                                             2003     17.74        22.05      1,166.59
                                             2004     22.05        24.56      5,242.21
                                             2005     24.56        26.62      7,862.59
                                             2006     26.62        29.18          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.76          0.00
                                                  2002      8.76         6.20     13,248.07
                                                  2003      6.20         8.79     15,372.27
                                                  2004      8.79         9.59     15,871.81
                                                  2005      9.59         9.83     15,368.28
                                                  2006      9.83        10.59          0.00

Harris Oakmark Focused Value Division/(c)/....... 2001     24.27        25.05          0.00
                                                  2002     25.05        22.36     17,966.44
                                                  2003     22.36        29.04     24,903.78
                                                  2004     29.04        31.26     32,921.43
                                                  2005     31.26        33.67     33,023.25
                                                  2006     33.67        37.08          0.00

Harris Oakmark International Division/(d)/....... 2002     10.56         8.77        249.64
                                                  2003      8.77        11.63     16,902.37
                                                  2004     11.63        13.76     35,058.24
                                                  2005     13.76        15.43     38,676.82
                                                  2006     15.43        19.52          0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.48        11.29          0.00
                                                  2002     11.29         9.49     52,800.59
                                                  2003      9.49        11.66     68,038.59
                                                  2004     11.66        12.73     67,289.86
                                                  2005     12.73        12.29     62,456.59
                                                  2006     12.29        14.22          0.00

Jennison Growth Division/(c) (g)/................ 2005      3.96         4.74     16,008.68
                                                  2006      4.74         4.77          0.00

Jennison Growth Division/(c) (g)/
  (formerly Met/Putnam Voyager Division)......... 2001      5.35         4.87          0.00
                                                  2002      4.87         3.39     12,319.02
                                                  2003      3.39         4.18     18,669.32
                                                  2004      4.18         4.29     17,612.61
                                                  2005      4.29         3.92     17,352.62

Lazard Mid-Cap Division/(d)/..................... 2002     11.36         9.61         69.89
                                                  2003      9.61        11.91     12,770.05
                                                  2004     11.91        13.36      9,935.82
                                                  2005     13.36        14.19      8,696.22
                                                  2006     14.19        15.96          0.00

Legg Mason Aggressive Growth/(e)/................ 2003      5.50         6.68      6,879.18
                                                  2004      6.68         7.11      6,273.61
                                                  2005      7.11         7.93      5,488.26
                                                  2006      7.93         7.65          0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.71          0.00
                                                  2002      7.71         5.24      7,458.10
                                                  2003      5.24         5.50          0.00

Legg Mason Value Equity/(l)/..................... 2006      9.07         9.69          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.61       $ 8.17           0.00
                                                         2002      8.17         6.39       4,389.51
                                                         2003      6.39         7.61       3,579.58
                                                         2004      7.61         8.31      15,052.67
                                                         2005      8.31         8.73      15,629.23
                                                         2006      8.73         9.11      15,493.81

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.02        11.21           0.00
                                                         2002     11.21        12.09      58,400.34
                                                         2003     12.09        12.27      79,022.18
                                                         2004     12.27        12.51     121,799.63
                                                         2005     12.51        12.52     112,600.60
                                                         2006     12.52        12.75           0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.05        21.54           0.00
                                                         2002     21.54        16.55       1,676.09
                                                         2003     16.55        22.12       4,146.38
                                                         2004     22.12        25.21       5,628.28
                                                         2005     25.21        26.39       4,754.63
                                                         2006     26.39        30.16           0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.50        10.14       4,888.16
                                                         2003     10.14        11.87      26,926.45
                                                         2004     11.87        12.60      38,285.38
                                                         2005     12.60        12.56      31,566.35
                                                         2006     12.56        13.45           0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.50        10.22           0.00
                                                         2002     10.22        10.50           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.19         8.43         323.39
                                                         2003      8.43        11.49       1,226.43
                                                         2004     11.49        12.01       1,678.49
                                                         2005     12.01        12.78       1,742.83
                                                         2006     12.78        14.32           0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.37        10.23           0.00
                                                         2002     10.23         8.53      15,540.54
                                                         2003      8.53        11.27      25,373.69
                                                         2004     11.27        12.81      22,986.81
                                                         2005     12.81        14.09      18,766.32
                                                         2006     14.09        15.18           0.00

MetLife Stock Index Division/(c)/....................... 2001     35.82        33.74           0.00
                                                         2002     33.74        25.67      17,492.15
                                                         2003     25.67        32.23      31,968.99
                                                         2004     32.23        34.88      58,929.48
                                                         2005     34.88        35.75      53,478.98
                                                         2006     35.75        40.42           0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 8.99       $ 8.33          0.00
                                                 2002      8.33         7.22      1,282.29
                                                 2003      7.22         9.35      3,561.59
                                                 2004      9.35        10.97      5,435.30
                                                 2005     10.97        12.54      4,840.19
                                                 2006     12.54        15.59          0.00

MFS Total Return Division/(i)/.................. 2004     33.48        36.27        646.66
                                                 2005     36.27        36.58      1,203.01
                                                 2006     36.58        40.16      1,029.13

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.24         8.46          0.00
                                                 2002      8.46         6.91     19,127.95
                                                 2003      6.91         9.31     43,523.07
                                                 2004      9.31        10.91     46,098.93
                                                 2005     10.91        12.09     36,008.12
                                                 2006     12.09        14.90          0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.14        14.80          0.00
                                                 2002     14.80        13.11      8,500.57
                                                 2003     13.11        17.53     21,064.27
                                                 2004     17.53        21.11     28,083.59
                                                 2005     21.11        23.21     30,508.33
                                                 2006     23.21        25.33          0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.62        11.87          0.00
                                                 2002     11.87         9.77     11,930.27
                                                 2003      9.77        12.49     14,622.39
                                                 2004     12.49        14.22     21,811.17
                                                 2005     14.22        16.20     16,832.32
                                                 2006     16.20        18.51          0.00

PIMCO Total Return Division/(c)/................ 2001     10.22        10.39          0.00
                                                 2002     10.39        11.15     33,719.11
                                                 2003     11.15        11.41     82,993.61
                                                 2004     11.41        11.76     93,168.41
                                                 2005     11.76        11.80     76,792.21
                                                 2006     11.80        12.12          0.00

RCM Tecnology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.03         6.06          0.00
                                                 2002      6.06         2.93     17,669.78
                                                 2003      2.93         4.53     58,809.62
                                                 2004      4.53         4.25     67,918.14
                                                 2005      4.25         4.64     57,877.70
                                                 2006      4.64         4.79          0.00

Russell 2000(R) Index Division/(c)/............. 2001     11.84        11.76          0.00
                                                 2002     11.76         9.16      8,241.82
                                                 2003      9.16        13.12     15,600.66
                                                 2004     13.12        15.11     22,910.79
                                                 2005     15.11        15.48     21,394.44
                                                 2006     15.48        17.87          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.48       $11.32          0.00
                                                       2002     11.32         8.51        661.16
                                                       2003      8.51        10.90      9,314.88
                                                       2004     10.90        11.74     13,503.43
                                                       2005     11.74        12.25     12,718.47
                                                       2006     12.25        13.58          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.21          0.00
                                                       2002      8.21         4.50     23,974.10
                                                       2003      4.50         6.04     28,660.07
                                                       2004      6.04         7.00     48,665.58
                                                       2005      7.00         7.86     47,518.75
                                                       2006      7.86         8.20          0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     11.98        11.76          0.00
                                                       2002     11.76         8.44      3,071.10
                                                       2003      8.44        11.65      7,849.46
                                                       2004     11.65        12.68      9,355.46
                                                       2005     12.68        13.78      7,628.18
                                                       2006     13.78        14.01          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.01        15.27          0.00
                                                       2002     15.27        16.38     12,628.58
                                                       2003     16.38        18.07     44,182.76
                                                       2004     18.07        18.86     35,112.90
                                                       2005     18.86        19.00     38,553.13
                                                       2006     19.00        19.53          0.00

Western Asset Management U.S. Government Division/(c)/ 2001     13.95        14.20          0.00
                                                       2002     14.20        14.99     91,770.36
                                                       2003     14.99        14.93     52,239.43
                                                       2004     14.93        15.05     31,829.09
                                                       2005     15.05        14.99     32,306.49
                                                       2006     14.99        15.29          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.35 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
American Funds Bond Division/(k)/.......................... 2006   $ 14.69      $ 15.41      18,359.10

American Funds Global Small Capitalization Division/(c)/... 2001     13.82        13.49           0.00
                                                            2002     13.49        10.76      42,895.22
                                                            2003     10.76        16.28     112,324.42
                                                            2004     16.28        19.38           0.00
                                                            2005     19.38        23.94     176,130.69
                                                            2006     23.94        29.25     166,426.72

American Funds Growth Division/(c)/........................ 2001    124.45       112.74          49.73
                                                            2002    112.74        83.90      24,968.30
                                                            2003     83.90       113.07      76,886.54
                                                            2004    113.07       125.30           0.00
                                                            2005    125.30       143.43      81,958.32
                                                            2006    143.43       155.74      82,960.99

American Funds Growth-Income Division/(c)/................. 2001     87.31        83.85          67.94
                                                            2002     83.85        67.45      34,473.47
                                                            2003     67.45        87.99      98,731.01
                                                            2004     87.99        95.67           0.00
                                                            2005     95.67        99.75     100,353.40
                                                            2006     99.75       113.21      95,626.75

BlackRock Aggressive Growth Division/(c)/.................. 2001     37.41        35.29           0.00
                                                            2002     35.29        24.79       7,386.06
                                                            2003     24.79        34.39      24,452.47
                                                            2004     34.39        38.26      22,934.30
                                                            2005     38.26        41.73      17,352.17
                                                            2006     41.73        43.87      16,678.26

BlackRock Bond Income Division/(a) (c)/.................... 2002     43.02        45.41      48,510.98
                                                            2003     45.41        47.35      80,135.60
                                                            2004     47.35        48.71      77,023.59
                                                            2005     48.71        49.14      71,138.99
                                                            2006     49.14        50.55      66,530.41

BlackRock Bond Income Division
  (formerly State Street Research Income Division)/(a) (c)/ 2001     41.41        42.56       1,904.42
                                                            2002     42.56        43.07           0.00

BlackRock Diversified Division/(c)/........................ 2001     37.43        36.49           0.00
                                                            2002     36.49        30.98      52,924.09
                                                            2003     30.98        36.81     126,613.75
                                                            2004     36.81        39.32     110,693.31
                                                            2005     39.32        39.94     102,872.09
                                                            2006     39.94        43.48      85,131.07

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $71.19       $66.45           0.00
                                             2002     66.45        48.38      22,126.54
                                             2003     48.38        62.07      54,067.88
                                             2004     62.07        67.79      44,561.24
                                             2005     67.79        69.19      37,120.79
                                             2006     69.19        77.77      29,819.58

BlackRock Large Cap Value Division/(d)/..... 2002     10.00         7.92      26,007.00
                                             2003      7.92        10.58     114,758.59
                                             2004     10.58        11.83     124,616.77
                                             2005     11.83        12.34     132,351.74
                                             2006     12.34        14.51     144,939.13

BlackRock Money Market Division/(f)/........ 2003     22.83        22.72           0.00
                                             2004     22.72        22.60      24,745.68
                                             2005     22.60        22.91      15,864.88
                                             2006     22.91        23.65      12,085.62

BlackRock Strategic Value Division/(c)/..... 2001     14.22        13.99         417.61
                                             2002     13.99        10.83     238,452.23
                                             2003     10.83        16.02     505,050.18
                                             2004     16.02        18.21     506,824.52
                                             2005     18.21        18.67     467,174.61
                                             2006     18.67        21.49     402,430.01

Davis Venture Value Division/(c)/........... 2001     27.27        26.54           0.00
                                             2002     26.54        21.85      26,063.03
                                             2003     21.85        28.18      79,580.31
                                             2004     28.18        31.18      86,014.48
                                             2005     31.18        33.88     100,194.76
                                             2006     33.88        38.24     113,046.24

FI International Stock Division/(c)/........ 2001     12.32        11.52           0.00
                                             2002     11.52         9.36      43,634.50
                                             2003      9.36        11.81     106,128.64
                                             2004     11.81        13.75     105,876.06
                                             2005     13.75        15.99     129,756.72
                                             2006     15.99        18.34     102,227.92

FI Mid Cap Opportunities Division/(h)/...... 2001     18.25        15.71           0.00
                                             2002     15.71        10.98      28,007.26
                                             2003     10.98        14.58      79,667.48
                                             2004     14.58        16.82     117,857.25
                                             2005     16.82        17.72      99,136.78
                                             2006     17.72        19.52      88,442.15

FI Value Leaders Division/(d)/.............. 2002     22.83        18.80       1,227.76
                                             2003     18.80        23.51      19,216.51
                                             2004     23.51        26.34      18,013.62
                                             2005     26.34        28.73      25,281.89
                                             2006     28.73        31.68      29,139.19

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.17       $ 8.79         641.28
                                                  2002      8.79         6.26      42,198.43
                                                  2003      6.26         8.94     129,883.22
                                                  2004      8.94         9.81     110,100.66
                                                  2005      9.81        10.11     100,061.07
                                                  2006     10.11        10.96      87,697.00

Harris Oakmark Focused Value Division/(c)/....... 2001     25.51        26.39       3,000.25
                                                  2002     26.39        23.69     100,372.64
                                                  2003     23.69        30.96     197,310.42
                                                  2004     30.96        33.53     187,826.49
                                                  2005     33.53        36.33     173,904.88
                                                  2006     36.33        40.25     156,465.27

Harris Oakmark International Division/(d)/....... 2002     10.59         8.84       1,376.82
                                                  2003      8.84        11.79      23,574.96
                                                  2004     11.79        14.03      50,647.63
                                                  2005     14.03        15.82      63,311.72
                                                  2006     15.82        20.14     108,757.14

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.67        11.50       6,886.22
                                                  2002     11.50         9.73     250,318.17
                                                  2003      9.73        12.03     531,019.92
                                                  2004     12.03        13.21     500,901.37
                                                  2005     13.21        12.83     471,804.15
                                                  2006     12.83        14.93     394,769.18

Jennison Growth Division......................... 2005      4.08         4.91     102,688.22
                                                  2006      4.91         4.97      99,855.74

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.39         4.92           0.00
                                                  2002      4.92         3.45      45,545.26
                                                  2003      3.45         4.28     117,550.11
                                                  2004      4.28         4.42     106,948.60
                                                  2005      4.42         4.04     104,559.88

Lazard Mid-Cap Division/(d)/..................... 2002     11.40         9.68      27,389.10
                                                  2003      9.68        12.07     101,179.91
                                                  2004     12.07        13.63     103,651.12
                                                  2005     13.63        14.55     105,505.48
                                                  2006     14.55        16.47     102,185.95

Legg Mason Aggressive Growth/(e)/................ 2003      5.56         6.79      53,677.30
                                                  2004      6.79         7.27      49,505.32
                                                  2005      7.27         8.15      40,695.65
                                                  2006      8.15         7.92      43,978.73

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e) (c)/.... 2001      8.86         7.74         742.89
                                                  2002      7.74         5.29      35,295.70
                                                  2003      5.29         5.56           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.46        10.15      75,180.02

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2001    $ 8.73       $ 8.30            0.00
                                                      2002      8.30         6.53       21,527.40
                                                      2003      6.53         7.83       58,898.39
                                                      2004      7.83         8.60       71,228.93
                                                      2005      8.60         9.09       79,832.46
                                                      2006      9.09         9.50       76,700.37

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.20        11.42        6,261.19
                                                      2002     11.42        12.40      312,736.82
                                                      2003     12.40        12.66      874,135.59
                                                      2004     12.66        12.98    1,032,562.73
                                                      2005     12.98        13.06      920,216.74
                                                      2006     13.06        13.39      848,528.30

Loomis Sayles Small Cap Division/(c)/................ 2001     23.03        22.55            0.00
                                                      2002     22.55        17.43        8,854.74
                                                      2003     17.43        23.44       14,865.07
                                                      2004     23.44        26.87       15,772.24
                                                      2005     26.87        28.31       15,889.83
                                                      2006     28.31        32.54       19,152.06

Lord Abbett Bond Debenture Division/(b) (c)/......... 2002     10.83        10.50       25,553.69
                                                      2003     10.50        12.37      135,998.74
                                                      2004     12.37        13.21      144,063.98
                                                      2005     13.21        13.24      145,272.09
                                                      2006     13.24        14.27      161,155.36

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond
  Division)/(b) (c)/................................. 2001     10.79        10.52            0.00
                                                      2002     10.52        10.83            0.00

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.23         8.49       12,002.23
                                                      2003      8.49        11.65       47,269.92
                                                      2004     11.65        12.25       55,942.48
                                                      2005     12.25        13.11       46,250.06
                                                      2006     13.11        14.78       36,783.40

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.43        10.33            0.00
                                                      2002     10.33         8.66      172,378.33
                                                      2003      8.66        11.51      419,021.80
                                                      2004     11.51        13.16      327,734.49
                                                      2005     13.16        14.56      295,468.66
                                                      2006     14.56        15.78      290,033.92

MetLife Stock Index Division/(c)/.................... 2001     38.32        36.19            0.00
                                                      2002     36.19        27.70      119,578.50
                                                      2003     27.70        34.98      344,851.84
                                                      2004     34.98        38.10      429,636.65
                                                      2005     38.10        39.27      376,059.33
                                                      2006     39.27        44.67      350,967.63

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.02       $ 8.37         685.38
                                                 2002      8.37         7.30      43,753.69
                                                 2003      7.30         9.51     106,300.23
                                                 2004      9.51        11.23      93,438.81
                                                 2005     11.23        12.91     118,584.13
                                                 2006     12.91        16.15     114,284.28

MFS Total Return Division/(i)/.................. 2004     37.07        40.33       5,015.22
                                                 2005     40.33        40.92      12,188.95
                                                 2006     40.92        45.19       8,094.43

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.39         8.62           0.00
                                                 2002      8.62         7.09     185,161.47
                                                 2003      7.09         9.60     490,202.46
                                                 2004      9.60        11.32     400,427.76
                                                 2005     11.32        12.62     340,743.12
                                                 2006     12.62        15.64     316,971.29

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.40        15.09           0.00
                                                 2002     15.09        13.44      61,842.64
                                                 2003     13.44        18.08     153,070.93
                                                 2004     18.08        21.90     192,494.69
                                                 2005     21.90        24.22     185,948.75
                                                 2006     24.22        26.59     180,858.46

Oppenheimer Global Equity Division/(c)/......... 2001     12.96        12.22           0.00
                                                 2002     12.22        10.11      25,723.07
                                                 2003     10.11        13.01      87,598.04
                                                 2004     13.01        14.91      88,437.03
                                                 2005     14.91        17.08     104,706.65
                                                 2006     17.08        19.63     108,321.55

PIMCO Total Return/(c)/......................... 2001     10.25        10.44         893.80
                                                 2002     10.44        11.27     348,728.42
                                                 2003     11.27        11.61     785,206.99
                                                 2004     11.61        12.04     736,011.39
                                                 2005     12.04        12.15     770,230.72
                                                 2006     12.15        12.55     658,455.77

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.05         6.09           0.00
                                                 2002      6.09         2.97      26,937.79
                                                 2003      2.97         4.61     282,985.19
                                                 2004      4.61         4.35     254,320.32
                                                 2005      4.35         4.78     215,482.66
                                                 2006      4.78         4.96     212,426.40

Russell 2000(R) Index Division/(c)/............. 2001     12.04        11.99           0.00
                                                 2002     11.99         9.39      88,447.10
                                                 2003      9.39        13.53     283,477.35
                                                 2004     13.53        15.68     231,061.72
                                                 2005     15.68        16.16     188,559.84
                                                 2006     16.16        18.77     182,618.66

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.67       $11.53           0.00
                                                       2002     11.53         8.73      31,319.69
                                                       2003      8.73        11.24     134,850.44
                                                       2004     11.24        12.18     140,086.68
                                                       2005     12.18        12.79     150,140.67
                                                       2006     12.79        14.26     135,896.81

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.64         8.26         703.88
                                                       2002      8.26         4.56      82,736.61
                                                       2003      4.56         6.15     157,205.97
                                                       2004      6.15         7.16     167,613.18
                                                       2005      7.16         8.10     198,655.45
                                                       2006      8.10         8.50     152,035.22

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.30        12.11           0.00
                                                       2002     12.11         8.74      20,287.57
                                                       2003      8.74        12.13      69,711.26
                                                       2004     12.13        13.29      76,684.45
                                                       2005     13.29        14.53      89,028.74
                                                       2006     14.53        14.87      81,884.92

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.63        15.94           0.00
                                                       2002     15.94        17.20      63,409.50
                                                       2003     17.20        19.09     196,359.24
                                                       2004     19.09        20.05     189,299.59
                                                       2005     20.05        20.31     196,410.28
                                                       2006     20.31        21.01     179,284.01

Western Asset Management U.S. Government Division/(c)/ 2001     14.53        14.82           0.00
                                                       2002     14.82        15.74     188,005.10
                                                       2003     15.74        15.77     313,395.25
                                                       2004     15.77        15.99     264,335.59
                                                       2005     15.99        16.03     242,161.56
                                                       2006     16.03        16.44     189,943.46

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.60 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.36      $ 15.04       3,602.47

American Funds Global Small Capitalization Division/(c)/ 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41

American Funds Growth Division/(c)/..................... 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68

American Funds Growth-Income Division/(c)/.............. 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27

BlackRock Aggressive Growth Division/(c)/............... 2001     36.19        34.10           0.00
                                                         2002     34.10        23.90       2,861.07
                                                         2003     23.90        33.07      14,524.85
                                                         2004     33.07        36.70      18,023.58
                                                         2005     36.70        39.93      16,332.73
                                                         2006     39.93        41.87      15,390.63

BlackRock Bond Income Division/(a)/..................... 2002     41.04        43.25      19,652.89
                                                         2003     43.25        44.98      37,113.50
                                                         2004     44.98        46.16      42,622.53
                                                         2005     46.16        46.45      47,470.82
                                                         2006     46.45        47.67      38,522.42

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     39.58        40.64           0.00
                                                         2002     40.64        41.09           0.00

BlackRock Diversified Division/(c)/..................... 2001     36.04        35.10         409.22
                                                         2002     35.10        29.73       5,960.15
                                                         2003     29.73        35.23      65,994.47
                                                         2004     35.23        37.55      72,695.82
                                                         2005     37.55        38.04      66,948.04
                                                         2006     38.04        41.31      58,566.61

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $68.03       $63.45           0.00
                                             2002     63.45        46.07       3,991.94
                                             2003     46.07        58.96      12,824.81
                                             2004     58.96        64.24      24,089.72
                                             2005     64.24        65.40      21,248.45
                                             2006     65.40        73.33      16,772.72

BlackRock Large Cap Value Division.......... 2002     10.00         7.91         547.02
                                             2003      7.91        10.54      21,598.96
                                             2004     10.54        11.76      44,681.26
                                             2005     11.76        12.23      47,804.22
                                             2006     12.23        14.35      78,485.77

BlackRock Money Market Division/(f)/........ 2003     21.73        21.59         416.51
                                             2004     21.59        21.42       4,802.10
                                             2005     21.42        21.66       4,720.32
                                             2006     21.66        22.31       4,092.73

BlackRock Strategic Value Division/(c)/..... 2001     14.18        13.93         689.38
                                             2002     13.93        10.76      91,901.46
                                             2003     10.76        15.88     205,124.95
                                             2004     15.88        18.00     309,839.67
                                             2005     18.00        18.42     284,193.77
                                             2006     18.42        21.14     247,478.57

                                             2002     26.07        21.41       2,228.67
                                             2003     21.41        27.54      27,983.13
                                             2004     27.54        30.40      63,371.98
                                             2005     30.40        32.95      63,396.39
                                             2006     32.95        37.10      64,584.87

FI International Stock Division/(c)/........ 2001     12.01        11.21           0.00
                                             2003      9.09        11.44      11,902.93
                                             2004     11.44        13.29      21,623.90
                                             2005     13.29        15.41      35,957.35
                                             2006     15.41        17.63      34,052.49

FI Mid Cap Opportunities Division/(h)/...... 2001     18.04        15.52           0.00
                                             2002     15.52        10.82      54,192.31
                                             2003     10.82        14.33      72,345.81
                                             2004     14.33        16.50      76,342.26
                                             2005     16.50        17.33      60,450.88
                                             2006     17.33        19.05      55,461.48

FI Value Leaders Division/(d)/.............. 2002     22.33        18.35         344.36
                                             2003     18.35        22.89       4,734.87
                                             2004     22.89        25.58       9,998.64
                                             2005     25.58        27.83      13,005.67
                                             2006     27.83        30.61      20,010.70

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.17       $ 8.78           0.00
                                                  2002      8.78         6.24      87,945.12
                                                  2003      6.24         8.88      78,729.98
                                                  2004      8.88         9.72      69,053.06
                                                  2005      9.72         9.99      69,997.35
                                                  2006      9.99        10.80      56,182.52

Harris Oakmark Focused Value Division/(c)/....... 2001     24.99        25.82           0.00
                                                  2002     25.82        23.13      53,739.83
                                                  2003     23.13        30.15     101,690.43
                                                  2004     30.15        32.57     145,020.25
                                                  2005     32.57        35.20     144,749.46
                                                  2006     35.20        38.90     110,653.46

Harris Oakmark International Division/(d)/....... 2002     10.58         8.81         257.86
                                                  2003      8.81        11.72      13,203.02
                                                  2004     11.72        13.92      59,358.39
                                                  2005     13.92        15.66      63,924.08
                                                  2006     15.66        19.88      92,513.91

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.59        11.41         842.25
                                                  2002     11.41         9.63     101,695.49
                                                  2003      9.63        11.88     185,167.26
                                                  2004     11.88        13.01     256,273.56
                                                  2005     13.01        12.60     254,824.41
                                                  2006     12.60        14.63     231,537.60

Jennison Growth Division/(c) (g)/................ 2005      4.03         4.84      48,296.42
                                                  2006      4.84         4.89      35,917.55

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.38         4.90           0.00
                                                  2002      4.90         3.42       5,925.30
                                                  2003      3.42         4.24      40,814.30
                                                  2004      4.24         4.37      50,532.37
                                                  2005      4.37         3.99      50,373.04

Lazard Mid-Cap Division/(d)/..................... 2002     11.38         9.65       3,736.83
                                                  2003      9.65        12.00      17,487.67
                                                  2004     12.00        13.52      25,697.55
                                                  2005     13.52        14.40      23,666.59
                                                  2006     14.40        16.26      17,294.99

Legg Mason Aggressive Growth/(e)/................ 2003      5.54         6.74      34,626.57
                                                  2004      6.74         7.20      45,035.05
                                                  2005      7.20         8.06      39,699.03
                                                  2006      8.06         7.80      21,907.69

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.86         7.73           0.00
                                                  2002      7.73         5.27      15,617.30
                                                  2003      5.27         5.54           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.30         9.96      30,378.03

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.68       $ 8.25           0.00
                                                         2002      8.25         6.47       7,238.41
                                                         2003      6.47         7.74      14,117.05
                                                         2004      7.74         8.48      31,628.18
                                                         2005      8.48         8.93      30,737.30
                                                         2006      8.93         9.34      25,132.03

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.12        11.33           0.00
                                                         2002     11.33        12.27      58,494.60
                                                         2003     12.27        12.50     210,344.65
                                                         2004     12.50        12.78     491,673.43
                                                         2005     12.78        12.83     460,530.48
                                                         2006     12.83        13.12     409,720.50

Loomis Sayles Small Cap Division/(c)/................... 2001     22.62        22.12           0.00
                                                         2002     22.12        17.06         405.03
                                                         2003     17.06        22.88       3,696.18
                                                         2004     22.88        26.16       7,319.76
                                                         2005     26.16        27.49       7,781.13
                                                         2006     27.49        31.53      13,575.83

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.69        10.35       5,269.21
                                                         2003     10.35        12.16      61,536.62
                                                         2004     12.16        12.95      78,480.75
                                                         2005     12.95        12.95      95,558.26
                                                         2006     12.95        13.92     106,900.37

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.67        10.40           0.00
                                                         2002     10.40        10.69           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.21         8.47       2,943.67
                                                         2003      8.47        11.58      19,935.27
                                                         2004     11.58        12.15      30,221.45
                                                         2005     12.15        12.97      27,847.43
                                                         2006     12.97        14.58      27,312.09

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.40        10.29           0.00
                                                         2002     10.29         8.60      25,550.08
                                                         2003      8.60        11.41     103,605.72
                                                         2004     11.41        13.01     225,411.46
                                                         2005     13.01        14.36     224,579.71
                                                         2006     14.36        15.53     217,458.83

MetLife Stock Index Division/(c)/....................... 2001     37.26        35.15         271.19
                                                         2002     35.15        26.84      12,940.91
                                                         2003     26.84        33.81      92,140.62
                                                         2004     33.81        36.72     256,357.39
                                                         2005     36.72        37.76     241,434.67
                                                         2006     37.76        42.85     202,424.49

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.01       $ 8.36           0.00
                                                 2002      8.36         7.26       6,530.97
                                                 2003      7.26         9.45      15,749.60
                                                 2004      9.45        11.12      20,155.59
                                                 2005     11.12        12.76      26,995.69
                                                 2006     12.76        15.92      45,480.70

MFS Total Return Division/(i)/.................. 2004     35.53        38.58       2,372.87
                                                 2005     38.58        39.05      24,860.40
                                                 2006     39.05        43.02      30,424.70

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.33         8.55       1,134.44
                                                 2002      8.55         7.01      25,760.25
                                                 2003      7.01         9.48     133,476.39
                                                 2004      9.48        11.14     287,065.06
                                                 2005     11.14        12.40     272,867.19
                                                 2006     12.40        15.33     232,173.38

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.29        14.97           0.00
                                                 2002     14.97        13.30       6,269.48
                                                 2003     13.30        17.85      31,952.14
                                                 2004     17.85        21.57      89,084.49
                                                 2005     21.57        23.79     111,909.44
                                                 2006     23.79        26.06     101,661.82

Oppenheimer Global Equity Division/(c)/......... 2001     12.82        12.08         798.99
                                                 2002     12.08         9.97      59,029.65
                                                 2003      9.97        12.79      50,809.38
                                                 2004     12.79        14.62      30,241.53
                                                 2005     14.62        16.71      36,252.15
                                                 2006     16.71        19.16      39,787.21

PIMCO Total Return Division/(c)/................ 2001     10.24        10.42       1,850.40
                                                 2002     10.42        11.22      60,604.80
                                                 2003     11.22        11.53     169,677.41
                                                 2004     11.53        11.92     280,191.91
                                                 2005     11.92        12.01     273,415.16
                                                 2006     12.01        12.37     230,979.81

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.08           0.00
                                                 2002      6.08         2.95       8,671.20
                                                 2003      2.95         4.58     113,791.22
                                                 2004      4.58         4.31     183,366.81
                                                 2005      4.31         4.72     147,301.34
                                                 2006      4.72         4.89     126,962.77

Russell 2000(R) Index Division/(c)/............. 2001     11.96        11.89           0.00
                                                 2002     11.89         9.29      16,474.52
                                                 2003      9.29        13.36      64,591.94
                                                 2004     13.36        15.44     105,022.07
                                                 2005     15.44        15.87      99,246.07
                                                 2006     15.87        18.39      81,405.18

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.59       $11.44           0.00
                                                       2002     11.44         8.64       3,940.27
                                                       2003      8.64        11.10      33,643.59
                                                       2004     11.10        11.99      69,107.79
                                                       2005     11.99        12.56      64,461.91
                                                       2006     12.56        13.97      72,983.39

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.63         8.24           0.00
                                                       2002      8.24         4.53       5,929.63
                                                       2003      4.53         6.10      42,207.20
                                                       2004      6.10         7.09      80,945.59
                                                       2005      7.09         8.00      90,556.35
                                                       2006      8.00         8.37     100,788.98

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.16        11.96           0.00
                                                       2002     11.96         8.62       1,569.75
                                                       2003      8.62        11.93      25,339.99
                                                       2004     11.93        13.03      43,390.83
                                                       2005     13.03        14.22      29,163.60
                                                       2006     14.22        14.51      30,804.38

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.37        15.66           0.00
                                                       2002     15.66        16.85      38,992.83
                                                       2003     16.85        18.66      63,281.83
                                                       2004     18.66        19.55     137,096.33
                                                       2005     19.55        19.75     145,499.72
                                                       2006     19.75        20.38     102,957.82

Western Asset Management U.S. Government Division/(c)/ 2001     14.29        14.56           0.00
                                                       2002     14.56        15.42      40,568.39
                                                       2003     15.42        15.41      47,499.44
                                                       2004     15.41        15.59      58,788.42
                                                       2005     15.59        15.59      63,276.92
                                                       2006     15.59        15.95      50,359.82

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.75 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82        366.37

American Funds Global Small Capitalization Division/(c)/ 2001     13.64        13.30          0.00
                                                         2002     13.30        10.56      6,440.52
                                                         2003     10.56        15.91     26,264.88
                                                         2004     15.91        18.87     32,210.40
                                                         2005     18.87        23.21     34,001.23
                                                         2006     23.21        28.26     37,575.75

American Funds Growth Division/(c)/..................... 2001    116.04       104.94          0.00
                                                         2002    104.94        77.78      6,100.79
                                                         2003     77.78       104.42     15,014.89
                                                         2004    104.42       115.25     20,010.20
                                                         2005    115.25       131.40     21,095.03
                                                         2006    131.40       142.11     14,704.81

American Funds Growth-Income Division/(c)/.............. 2001     81.41        78.06          0.00
                                                         2002     78.06        62.54      7,458.73
                                                         2003     62.54        81.26     22,882.90
                                                         2004     81.26        88.00     19,915.47
                                                         2005     88.00        91.38     18,399.97
                                                         2006     91.38       103.30     16,270.03

BlackRock Aggressive Growth Division/(c)/............... 2001     35.48        33.41          0.00
                                                         2002     33.41        23.38        795.23
                                                         2003     23.38        32.30      8,668.62
                                                         2004     32.30        35.79      6,348.02
                                                         2005     35.79        38.88      4,678.86
                                                         2006     38.88        40.71      3,527.37

BlackRock Bond Income Division/(a)/..................... 2002     39.90        42.00      6,322.07
                                                         2003     42.00        43.62     14,570.11
                                                         2004     43.62        44.69     15,440.31
                                                         2005     44.69        44.91     15,345.62
                                                         2006     44.91        46.01     10,273.58

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     38.52        39.52          0.00
                                                         2002     39.52        39.94          0.00

BlackRock Diversified Division/(c)/..................... 2001     35.23        34.30          0.00
                                                         2002     34.30        29.01     14,236.48
                                                         2003     29.01        34.32     23,378.07
                                                         2004     34.32        36.52     17,533.44
                                                         2005     36.52        36.94     16,135.32
                                                         2006     36.94        40.06     15,760.25

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $66.21       $61.71           0.00
                                             2002     61.71        44.74       2,941.32
                                             2003     44.74        57.18      14,091.56
                                             2004     57.18        62.20      12,268.95
                                             2005     62.20        63.23       8,568.10
                                             2006     63.23        70.78       7,083.31

BlackRock Large Cap Value Division.......... 2002     10.00         7.90       1,045.39
                                             2003      7.90        10.51      48,663.04
                                             2004     10.51        11.71      55,203.09
                                             2005     11.71        12.16      45,218.23
                                             2006     12.16        14.25      56,598.05

BlackRock Money Market Division/(f)/........ 2003     21.10        20.94           0.00
                                             2004     20.94        20.75      14,397.06
                                             2005     20.75        20.95       6,726.55
                                             2006     20.95        21.54       6,598.21

BlackRock Strategic Value Division/(c)/..... 2001     14.16        13.90           0.00
                                             2002     13.90        10.72      36,657.40
                                             2003     10.72        15.80     133,125.92
                                             2004     15.80        17.88     125,137.37
                                             2005     17.88        18.27      82,075.51
                                             2006     18.27        20.94      78,157.11

Davis Venture Value Division/(c)/........... 2001     26.54        25.79           0.00
                                             2002     25.79        21.15      14,097.12
                                             2003     21.15        27.17      26,493.94
                                             2004     27.17        29.94      32,146.17
                                             2005     29.94        32.40      28,348.25
                                             2006     32.40        36.43      26,891.98

FI International Stock Division/(c)/........ 2001     11.82        11.04           0.00
                                             2002     11.04         8.93      16,594.78
                                             2003      8.93        11.23      26,664.14
                                             2004     11.23        13.02      32,657.37
                                             2005     13.02        15.07      37,830.08
                                             2006     15.07        17.22      29,461.14

FI Mid Cap Opportunities Division/(h)/...... 2001     17.93        15.41           0.00
                                             2002     15.41        10.72      13,186.17
                                             2003     10.72        14.18      18,417.63
                                             2004     14.18        16.30      30,255.26
                                             2005     16.30        17.10      29,161.06
                                             2006     17.10        18.77      22,578.45

FI Value Leaders Division/(d)/.............. 2002     22.03        18.09          19.39
                                             2003     18.09        22.53       1,116.03
                                             2004     22.53        25.14       1,587.42
                                             2005     25.14        27.31       6,548.25
                                             2006     27.31        29.99       7,095.20

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.77           0.00
                                                  2002      8.77         6.22       6,357.84
                                                  2003      6.22         8.84      23,716.37
                                                  2004      8.84         9.66      31,466.07
                                                  2005      9.66         9.92      82,657.70
                                                  2006      9.92        10.71      52,493.05

Harris Oakmark Focused Value Division/(c)/....... 2001     24.68        25.49           0.00
                                                  2002     25.49        22.80      17,099.53
                                                  2003     22.80        29.67      36,613.61
                                                  2004     29.67        32.00      51,842.70
                                                  2005     32.00        34.54      49,013.95
                                                  2006     34.54        38.11      36,024.63

Harris Oakmark International Division/(d)/....... 2002     10.57         8.79         150.24
                                                  2003      8.79        11.68       5,756.99
                                                  2004     11.68        13.85      34,650.85
                                                  2005     13.85        15.56      41,855.73
                                                  2006     15.56        19.72      39,538.95

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.54        11.36           0.00
                                                  2002     11.36         9.57      37,049.39
                                                  2003      9.57        11.78      83,937.88
                                                  2004     11.78        12.89      83,672.91
                                                  2005     12.89        12.47      77,760.42
                                                  2006     12.47        14.45      64,598.15

Jennison Growth Division/(c) (g)/................ 2005      4.00         4.80      52,607.91
                                                  2006      4.80         4.84     101,828.21

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.37         4.89           0.00
                                                  2002      4.89         3.41      24,704.65
                                                  2003      3.41         4.21      37,202.23
                                                  2004      4.21         4.33      52,744.65
                                                  2005      4.33         3.96      52,278.68

Lazard Mid-Cap Division/(d)/..................... 2002     11.37         9.63       2,470.81
                                                  2003      9.63        11.96      30,292.08
                                                  2004     11.96        13.45       9,434.25
                                                  2005     13.45        14.31       6,722.56
                                                  2006     14.31        16.13       3,655.38

Legg Mason Aggressive Growth/(e)/................ 2003      5.52         6.71       3,673.77
                                                  2004      6.71         7.16      37,982.89
                                                  2005      7.16         8.00      37,355.96
                                                  2006      8.00         7.74      25,963.33

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.72           0.00
                                                  2002      7.72         5.26       2,432.85
                                                  2003      5.26         5.52           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.20         9.84       9,707.66

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.65       $ 8.21           0.00
                                                         2002      8.21         6.44       5,638.13
                                                         2003      6.44         7.68      12,776.81
                                                         2004      7.68         8.40      13,415.67
                                                         2005      8.40         8.85      12,773.23
                                                         2006      8.85         9.24       9,870.97

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.08        11.28           0.00
                                                         2002     11.28        12.20     128,740.60
                                                         2003     12.20        12.40     198,429.22
                                                         2004     12.40        12.67     214,084.86
                                                         2005     12.67        12.70     214,835.07
                                                         2006     12.70        12.96     189,479.52

Loomis Sayles Small Cap Division/(c)/................... 2001     22.37        21.87           0.00
                                                         2002     21.87        16.84       3,284.79
                                                         2003     16.84        22.55       7,404.12
                                                         2004     22.55        25.75       7,869.50
                                                         2005     25.75        27.02       5,428.42
                                                         2006     27.02        30.93       7,759.46

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.61        10.26      13,361.69
                                                         2003     10.26        12.04      28,790.84
                                                         2004     12.04        12.80      26,022.93
                                                         2005     12.80        12.78      25,118.04
                                                         2006     12.78        13.72      27,719.53

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.60        10.32           0.00
                                                         2002     10.32        10.61           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.20         8.45          46.45
                                                         2003      8.45        11.55       1,303.68
                                                         2004     11.55        12.09       3,924.92
                                                         2005     12.09        12.89       3,898.14
                                                         2006     12.89        14.47       5,365.87

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.39        10.26           0.00
                                                         2002     10.26         8.57      69,423.06
                                                         2003      8.57        11.35     110,971.65
                                                         2004     11.35        12.93      67,646.38
                                                         2005     12.93        14.25      58,434.72
                                                         2006     14.25        15.38      58,809.73

MetLife Stock Index Division/(c)/....................... 2001     36.64        34.54           0.00
                                                         2002     34.54        26.33      55,462.75
                                                         2003     26.33        33.12     109,787.51
                                                         2004     33.12        35.92     103,328.81
                                                         2005     35.92        36.89     101,768.38
                                                         2006     36.89        41.79      94,586.71

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.35           0.00
                                                 2002      8.35         7.24       6,182.46
                                                 2003      7.24         9.41      11,285.02
                                                 2004      9.41        11.06       9,595.61
                                                 2005     11.06        12.66      10,216.81
                                                 2006     12.66        15.78      36,388.15

MFS Total Return Division/(i)/.................. 2004     34.63        37.57         720.93
                                                 2005     37.57        37.98       2,111.55
                                                 2006     37.98        41.77       3,022.66

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.29         8.51           0.00
                                                 2002      8.51         6.97     107,905.08
                                                 2003      6.97         9.41     171,239.43
                                                 2004      9.41        11.04      89,102.11
                                                 2005     11.04        12.27      74,504.10
                                                 2006     12.27        15.14      77,545.05

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.23        14.90           0.00
                                                 2002     14.90        13.22       6,018.15
                                                 2003     13.22        17.71      22,239.61
                                                 2004     17.71        21.37      29,408.03
                                                 2005     21.37        23.54      34,357.82
                                                 2006     23.54        25.74      34,738.67

Oppenheimer Global Equity Division/(c)/......... 2001     12.73        11.99           0.00
                                                 2002     11.99         9.88       7,044.98
                                                 2003      9.88        12.66      15,909.39
                                                 2004     12.66        14.45      14,135.84
                                                 2005     14.45        16.49      13,459.92
                                                 2006     16.49        18.88      14,078.39

PIMCO Total Return Division/(c)/................ 2001     10.23        10.41           0.00
                                                 2002     10.41        11.19      57,074.25
                                                 2003     11.19        11.48     120,232.46
                                                 2004     11.48        11.85     101,401.69
                                                 2005     11.85        11.92      95,789.48
                                                 2006     11.92        12.26      69,778.52

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.07           0.00
                                                 2002      6.07         2.95      18,208.18
                                                 2003      2.95         4.56     110,059.90
                                                 2004      4.56         4.29     126,854.19
                                                 2005      4.29         4.68     108,475.16
                                                 2006      4.68         4.85      65,208.91

Russell 2000(R) Index Division/(c)/............. 2001     11.91        11.84           0.00
                                                 2002     11.84         9.24      41,245.18
                                                 2003      9.24        13.25      71,358.34
                                                 2004     13.25        15.30      41,010.44
                                                 2005     15.30        15.70      35,330.02
                                                 2006     15.70        18.17      30,610.87

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.54       $11.39          0.00
                                                       2002     11.39         8.58      6,864.43
                                                       2003      8.58        11.01     22,250.70
                                                       2004     11.01        11.88     46,365.22
                                                       2005     11.88        12.43     45,104.21
                                                       2006     12.43        13.80     46,801.80

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.23          0.00
                                                       2002      8.23         4.52     11,666.87
                                                       2003      4.52         6.08     36,089.22
                                                       2004      6.08         7.05     35,783.95
                                                       2005      7.05         7.94     35,319.40
                                                       2006      7.94         8.30     44,402.06

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.08        11.87          0.00
                                                       2002     11.87         8.54     12,713.95
                                                       2003      8.54        11.81     26,106.42
                                                       2004     11.81        12.88     28,700.52
                                                       2005     12.88        14.03     28,152.93
                                                       2006     14.03        14.29     20,522.63

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.21        15.49          0.00
                                                       2002     15.49        16.65      6,548.67
                                                       2003     16.65        18.40     31,477.12
                                                       2004     18.40        19.25     34,624.63
                                                       2005     19.25        19.43     36,476.03
                                                       2006     19.43        20.02     23,569.48

Western Asset Management U.S. Government Division/(c)/ 2001     14.14        14.40          0.00
                                                       2002     14.40        15.23     46,463.29
                                                       2003     15.23        15.20     40,539.86
                                                       2004     15.20        15.36     41,984.65
                                                       2005     15.36        15.33     34,445.94
                                                       2006     15.33        15.66     23,937.23

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.80 SEPARATE ACCOUNT CHARGE

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                     ---- ------------ ------------ ------------
American Funds Bond Division/(k)/............................ 2006   $ 14.10      $ 14.75     11,078.73

American Funds Global Small Capitalization Division/(c)/..... 2001     13.61        13.27          0.00
                                                              2002     13.27        10.54     21,913.48
                                                              2003     10.54        15.87     33,168.46
                                                              2004     15.87        18.81          0.00
                                                              2005     18.81        23.12     50,476.12
                                                              2006     23.12        28.13     48,084.16

American Funds Growth Division/(c)/.......................... 2001    115.03       104.01          0.00
                                                              2002    104.01        77.05     11,908.66
                                                              2003     77.05       103.38     29,210.57
                                                              2004    103.38       114.05          0.00
                                                              2005    114.05       129.97     37,762.93
                                                              2006    129.97       140.49     33,428.47

American Funds Growth-Income Division/(c)/................... 2001     80.70        77.36          0.00
                                                              2002     77.36        61.95     11,856.25
                                                              2003     61.95        80.45     33,120.08
                                                              2004     80.45        87.08          0.00
                                                              2005     87.08        90.39     36,847.22
                                                              2006     90.39       102.12     32,766.71

BlackRock Aggressive Growth Division/(c)/.................... 2001     35.24        33.18          0.00
                                                              2002     33.18        23.21      5,538.93
                                                              2003     23.21        32.05     10,857.62
                                                              2004     32.05        35.50     12,059.65
                                                              2005     35.50        38.54     10,541.44
                                                              2006     38.54        40.33      6,842.26

BlackRock Bond Income Division/(a)/ /(c)/.................... 2002     39.52        41.59     18,136.56
                                                              2003     41.59        43.17     27,575.46
                                                              2004     43.17        44.22     27,352.41
                                                              2005     44.22        44.41     28,920.53
                                                              2006     44.41        45.48     27,734.40

BlackRock Bond Income Division
  (formerly State Street Research Income Division)/(a)/ /(c)/ 2001     38.17        39.16          0.00
                                                              2002     39.16        39.56          0.00

BlackRock Diversified Division/(c)/.......................... 2001     34.97        34.03        216.77
                                                              2002     34.03        28.77      9,100.33
                                                              2003     28.77        34.02     21,987.52
                                                              2004     34.02        36.18     29,583.42
                                                              2005     36.18        36.59     23,569.26
                                                              2006     36.59        39.65     17,060.48

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $65.61       $61.14         182.54
                                             2002     61.14        44.31       5,944.65
                                             2003     44.31        56.59      12,254.04
                                             2004     56.59        61.53      12,114.36
                                             2005     61.53        62.52       9,781.28
                                             2006     62.52        69.95       6,295.52

BlackRock Large Cap Value Division/(d)/..... 2002     10.00         7.90       1,314.47
                                             2003      7.90        10.51      15,353.02
                                             2004     10.51        11.69      28,767.25
                                             2005     11.69        12.14      28,964.83
                                             2006     12.14        14.21      39,442.04

BlackRock Money Market Division/(f)/........ 2003     20.89        20.73           0.00
                                             2004     20.73        20.53           0.00
                                             2005     20.53        20.71           0.00
                                             2006     20.71        21.29           0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.15        13.89       1,913.57
                                             2002     13.89        10.71      69,276.42
                                             2003     10.71        15.77     125,325.24
                                             2004     15.77        17.84     131,251.05
                                             2005     17.84        18.22     107,057.96
                                             2006     18.22        20.87      83,495.52

Davis Venture Value Division/(c)/........... 2001     26.45        25.70       1,042.82
                                             2002     25.70        21.06       8,348.55
                                             2003     21.06        27.04      27,361.56
                                             2004     27.04        29.78      43,083.43
                                             2005     29.78        32.22      50,363.72
                                             2006     32.22        36.21      57,658.41

FI International Stock Division/(c)/........ 2001     11.76        10.98       1,298.28
                                             2002     10.98         8.88      17,137.21
                                             2003      8.88        11.16      28,017.90
                                             2004     11.16        12.93      28,339.03
                                             2005     12.93        14.96      25,342.92
                                             2006     14.96        17.09      28,493.39

FI Mid Cap Opportunities Division/(h)/...... 2001     17.89        15.37         502.39
                                             2002     15.37        10.69       5,714.40
                                             2003     10.69        14.13       8,156.23
                                             2004     14.13        16.24      21,466.02
                                             2005     16.24        17.02      19,312.77
                                             2006     17.02        18.68      15,874.21

FI Value Leaders Division/(d)/.............. 2002     21.93        18.00         332.24
                                             2003     18.00        22.41       3,308.58
                                             2004     22.41        24.99       3,475.82
                                             2005     24.99        27.13       4,709.99
                                             2006     27.13        29.79       4,285.98

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/.. 2001    $ 9.16       $ 8.77           0.00
                                                    2002      8.77         6.21      15,804.88
                                                    2003      6.21         8.83      40,793.11
                                                    2004      8.83         9.65      32,953.14
                                                    2005      9.65         9.90      26,405.22
                                                    2006      9.90        10.68      22,498.07

Harris Oakmark Focused Value Division/(c)/......... 2001     24.58        25.38       1,263.87
                                                    2002     25.38        22.69      27,595.16
                                                    2003     22.69        29.51      59,946.84
                                                    2004     29.51        31.82      72,274.83
                                                    2005     31.82        34.32      65,042.36
                                                    2006     34.32        37.85      62,213.57

Harris Oakmark International Division/(d)/......... 2002     10.57         8.79       8,347.86
                                                    2003      8.79        11.67      12,877.02
                                                    2004     11.67        13.83      17,894.61
                                                    2005     13.83        15.53      27,126.37
                                                    2006     15.53        19.67      45,874.36

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.53        11.34       3,046.37
                                                    2002     11.34         9.55      81,665.64
                                                    2003      9.55        11.75     187,898.97
                                                    2004     11.75        12.85     191,141.96
                                                    2005     12.85        12.42     179,104.51
                                                    2006     12.42        14.39     131,825.95

Jennison Growth Division........................... 2005      3.99         4.78      45,372.85
                                                    2006      4.78         4.82      39,376.17

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.36         4.89           0.00
                                                    2002      4.89         3.41      35,397.61
                                                    2003      3.41         4.21      39,728.83
                                                    2004      4.21         4.32      40,694.70
                                                    2005      4.32         3.95      40,675.99

Lazard Mid-Cap Division/(d)/....................... 2002     11.37         9.63       1,007.93
                                                    2003      9.63        11.95      20,956.54
                                                    2004     11.95        13.43      10,054.92
                                                    2005     13.43        14.28       9,683.75
                                                    2006     14.28        16.09       7,740.24

Legg Mason Aggressive Growth/(e)/.................. 2003      5.51         6.70       9,963.30
                                                    2004      6.70         7.15       6,085.33
                                                    2005      7.15         7.98       5,227.80
                                                    2006      7.98         7.72       5,135.36

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/ /(c)/.... 2001      8.85         7.72           0.00
                                                    2002      7.72         5.25      22,482.17
                                                    2003      5.25         5.51           0.00

Legg Mason Value Equity/(l)/....................... 2006      9.17         9.80     108,987.74

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                      ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c)/ /(l)/.......... 2001    $ 8.64       $ 8.20           0.00
                                                               2002      8.20         6.42       2,412.78
                                                               2003      6.42         7.67      69,949.34
                                                               2004      7.67         8.38     117,348.74
                                                               2005      8.38         8.82     108,896.99
                                                               2006      8.82         9.21     108,721.48

Lehman Brothers(R) Aggregate Bond Index Division/(c)/......... 2001     11.06        11.26       1,381.45
                                                               2002     11.26        12.17     101,636.24
                                                               2003     12.17        12.37     146,566.00
                                                               2004     12.37        12.63     160,937.89
                                                               2005     12.63        12.65     145,025.41
                                                               2006     12.65        12.91     152,282.73

Loomis Sayles Small Cap Division/(c)/......................... 2001     22.29        21.79           0.00
                                                               2002     21.79        16.76       1,484.27
                                                               2003     16.76        22.44       2,345.86
                                                               2004     22.44        25.61       2,256.23
                                                               2005     25.61        26.86       1,844.68
                                                               2006     26.86        30.74       2,132.31

Lord Abbett Bond Debenture Division/(b)/ /(c)/................ 2002     10.58        10.23      13,746.63
                                                               2003     10.23        12.00      39,415.43
                                                               2004     12.00        12.75      33,886.01
                                                               2005     12.75        12.73      31,329.92
                                                               2006     12.73        13.65      31,625.30

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ /(c)/ 2001     10.57        10.30           0.00
                                                               2002     10.30        10.58           0.00

Met/AIM Small Cap Growth Division/(d)/........................ 2002     11.20         8.45           0.00
                                                               2003      8.45        11.53      22,282.93
                                                               2004     11.53        12.07      20,763.27
                                                               2005     12.07        12.86      20,416.74
                                                               2006     12.86        14.43      17,594.89

MetLife Mid Cap Stock Index Division/(c)/..................... 2001     10.38        10.26           0.00
                                                               2002     10.26         8.56      44,477.82
                                                               2003      8.56        11.33      67,406.81
                                                               2004     11.33        12.90      68,381.95
                                                               2005     12.90        14.21      58,401.15
                                                               2006     14.21        15.33      55,706.01

MetLife Stock Index Division/(c)/............................. 2001     36.43        34.34         671.77
                                                               2002     34.34        26.17      41,120.31
                                                               2003     26.17        32.89      79,268.86
                                                               2004     32.89        35.66     118,801.55
                                                               2005     35.66        36.60      89,671.46
                                                               2006     36.60        41.44      74,942.80

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.34           0.00
                                                 2002      8.34         7.24      25,190.05
                                                 2003      7.24         9.39      33,498.87
                                                 2004      9.39        11.04      41,768.42
                                                 2005     11.04        12.63      27,894.46
                                                 2006     12.63        15.73      28,180.50

MFS Total Return Division/(i)/.................. 2004     34.34        37.24           0.00
                                                 2005     37.24        37.62       1,263.35
                                                 2006     37.62        41.36       2,345.10

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.28         8.50       1,841.72
                                                 2002      8.50         6.96      72,511.97
                                                 2003      6.96         9.38     112,355.06
                                                 2004      9.38        11.01     115,802.07
                                                 2005     11.01        12.22      84,285.99
                                                 2006     12.22        15.08      71,440.05

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.21        14.87           0.00
                                                 2002     14.87        13.19      21,689.33
                                                 2003     13.19        17.67      66,851.01
                                                 2004     17.67        21.31      98,462.11
                                                 2005     21.31        23.46     107,470.16
                                                 2006     23.46        25.64      90,273.43

Oppenheimer Global Equity Division/(c)/......... 2001     12.71        11.96       3,103.32
                                                 2002     11.96         9.85      10,581.89
                                                 2003      9.85        12.62      20,427.99
                                                 2004     12.62        14.39      20,725.47
                                                 2005     14.39        16.41      16,532.53
                                                 2006     16.41        18.78      13,384.48

PIMCO Total Return/(c)/......................... 2001     10.23        10.40       1,386.44
                                                 2002     10.40        11.18      82,660.48
                                                 2003     11.18        11.46     166,141.39
                                                 2004     11.46        11.83     121,208.87
                                                 2005     11.83        11.89     132,290.87
                                                 2006     11.89        12.22      86,819.21

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.03         6.07           0.00
                                                 2002      6.07         2.94      14,254.00
                                                 2003      2.94         4.55      47,156.95
                                                 2004      4.55         4.28      45,287.82
                                                 2005      4.28         4.67      42,402.55
                                                 2006      4.67         4.83      36,122.67

Russell 2000(R) Index Division/(c)/............. 2001     11.89        11.82         717.97
                                                 2002     11.82         9.22      32,103.24
                                                 2003      9.22        13.22      57,338.41
                                                 2004     13.22        15.26      57,531.84
                                                 2005     15.26        15.65      63,815.41
                                                 2006     15.65        18.09      40,652.10

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.52       $11.37         988.35
                                                       2002     11.37         8.56      30,756.22
                                                       2003      8.56        10.99      55,519.83
                                                       2004     10.99        11.85      52,958.89
                                                       2005     11.85        12.39      49,905.75
                                                       2006     12.39        13.74      46,920.80

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.22       1,378.37
                                                       2002      8.22         4.52      58,881.91
                                                       2003      4.52         6.07      89,716.97
                                                       2004      6.07         7.04      94,743.41
                                                       2005      7.04         7.92     106,030.37
                                                       2006      7.92         8.28      59,308.89

TT. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.06        11.85           0.00
                                                       2002     11.85         8.52      15,594.55
                                                       2003      8.52        11.77      26,823.96
                                                       2004     11.77        12.83      27,130.09
                                                       2005     12.83        13.97      26,757.08
                                                       2006     13.97        14.22      25,726.37

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.16        15.43       1,007.68
                                                       2002     15.43        16.58       5,941.77
                                                       2003     16.58        18.32      26,730.46
                                                       2004     18.32        19.15      31,916.01
                                                       2005     19.15        19.32      48,019.14
                                                       2006     19.32        19.89      45,738.69

Western Asset Management U.S. Government Division/(c)/ 2001     14.10        14.35           0.00
                                                       2002     14.35        15.17      25,521.35
                                                       2003     15.17        15.13      41,839.55
                                                       2004     15.13        15.28      39,518.29
                                                       2005     15.28        15.24      38,078.20
                                                       2006     15.24        15.57      33,343.12

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.00 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.85      $ 14.47      9,595.57

American Funds Global Small Capitalization Division/(c)/ 2001     13.53        13.18          0.00
                                                         2002     13.18        10.44      1,924.46
                                                         2003     10.44        15.69      2,413.26
                                                         2004     15.69        18.56      4,253.14
                                                         2005     18.56        22.77      3,720.80
                                                         2006     22.77        27.65      3,462.82

American Funds Growth Division/(c)/..................... 2001    111.07       100.35          0.00
                                                         2002    100.35        74.19        775.60
                                                         2003     74.19        99.35      1,311.12
                                                         2004     99.35       109.38      1,952.69
                                                         2005    109.38       124.40      1,814.05
                                                         2006    124.40       134.20      1,100.43

American Funds Growth-Income Division/(c)/.............. 2001     77.93        74.64          0.00
                                                         2002     74.64        59.65         56.63
                                                         2003     59.65        77.32        453.38
                                                         2004     77.32        83.52      1,755.10
                                                         2005     83.52        86.51      2,396.81
                                                         2006     86.51        97.55      2,471.57

BlackRock Aggressive Growth Division/(c)/............... 2001     34.32        32.29          0.00
                                                         2002     32.29        22.53          0.00
                                                         2003     22.53        31.06        454.93
                                                         2004     31.06        34.33        609.77
                                                         2005     34.33        37.20        168.68
                                                         2006     37.20        38.85        280.97

BlackRock Bond Income Division/(a)/..................... 2002     38.06        40.00        845.31
                                                         2003     40.00        41.44      2,036.78
                                                         2004     41.44        42.35      2,439.73
                                                         2005     42.35        42.45      2,435.95
                                                         2006     42.45        43.39      2,336.62

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     36.81        37.73          0.00
                                                         2002     37.73        38.10          0.00

BlackRock Diversified Division/(c)/..................... 2001     33.93        32.99          0.00
                                                         2002     32.99        27.83        110.91
                                                         2003     27.83        32.85      2,511.68
                                                         2004     32.85        34.87      3,197.98
                                                         2005     34.87        35.19      3,169.34
                                                         2006     35.19        38.05      2,843.78

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $63.28       $58.91          0.00
                                             2002     58.91        42.61        172.39
                                             2003     42.61        54.32        439.64
                                             2004     54.32        58.94        440.30
                                             2005     58.94        59.77        438.56
                                             2006     59.77        66.74        262.09

BlackRock Large Cap Value Division.......... 2002     10.00         7.89          0.00
                                             2003      7.89        10.47          0.00
                                             2004     10.47        11.63      3,355.84
                                             2005     11.63        12.05      3,253.52
                                             2006     12.05        14.08     10,312.76

BlackRock Money Market Division/(f)/........ 2003     20.09        19.90          0.00
                                             2004     19.90        19.67          0.00
                                             2005     19.67        19.81          0.00
                                             2006     19.81        20.32          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.12        13.85          0.00
                                             2002     13.85        10.66      6,524.30
                                             2003     10.66        15.66      9,114.63
                                             2004     15.66        17.68     10,966.08
                                             2005     17.68        18.02      9,004.66
                                             2006     18.02        20.60      4,338.64

Davis Venture Value Division/(c)/........... 2001     26.10        25.33          0.00
                                             2002     25.33        20.72      2,606.09
                                             2003     20.72        26.55      2,989.29
                                             2004     26.55        29.18      3,062.57
                                             2005     29.18        31.51      3,023.48
                                             2006     31.51        35.34         83.25

FI International Stock Division/(c)/........ 2001     11.52        10.75          0.00
                                             2002     10.75         8.68      5,786.60
                                             2003      8.68        10.88      6,601.98
                                             2004     10.88        12.58      6,573.98
                                             2005     12.58        14.53      7,616.03
                                             2006     14.53        16.56      2,330.33

FI Mid Cap Opportunities Division/(h)/...... 2001     17.73        15.22          0.00
                                             2002     15.22        10.57      6,002.79
                                             2003     10.57        13.94      6,760.48
                                             2004     13.94        15.99      6,680.92
                                             2005     15.99        16.73      6,442.97
                                             2006     16.73        18.31      1,543.32

FI Value Leaders Division/(d)/.............. 2002     21.54        17.65          0.00
                                             2003     17.65        21.93          0.00
                                             2004     21.93        24.42          0.00
                                             2005     24.42        26.45          0.00
                                             2006     26.45        28.98        489.13

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/.. 2001    $ 9.16       $ 8.76          0.00
                                                    2002      8.76         6.19          0.00
                                                    2003      6.19         8.78      1,775.24
                                                    2004      8.78         9.57      2,836.43
                                                    2005      9.57         9.81        222.62
                                                    2006      9.81        10.56        719.67
Harris Oakmark Focused Value Division/(c)/......... 2001     24.17        24.94          0.00
                                                    2002     24.94        22.25      2,762.36
                                                    2003     22.25        28.89      4,464.34
                                                    2004     28.89        31.08      5,088.39
                                                    2005     31.08        33.46      4,099.48
                                                    2006     33.46        36.83      1,448.01

Harris Oakmark International Division/(d)/......... 2002     10.56         8.77          0.00
                                                    2003      8.77        11.62          0.00
                                                    2004     11.62        13.74      2,210.94
                                                    2005     13.74        15.39      1,658.00
                                                    2006     15.39        19.47      5,010.11

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.46        11.27          0.00
                                                    2002     11.27         9.47      2,408.09
                                                    2003      9.47        11.63      4,948.30
                                                    2004     11.63        12.69      6,244.20
                                                    2005     12.69        12.25      8,161.31
                                                    2006     12.25        14.16      6,599.62

Jennison Growth Division/(c)/ /(g)/................ 2005      3.95         4.73          0.00
                                                    2006      4.73         4.76      1,264.20

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.35         4.87          0.00
                                                    2002      4.87         3.39          0.00
                                                    2003      3.39         4.18          0.00
                                                    2004      4.18         4.28          0.53
                                                    2005      4.28         3.91          0.00

Lazard Mid-Cap Division/(d)/....................... 2002     11.35         9.60          0.00
                                                    2003      9.60        11.89          0.00
                                                    2004     11.89        13.34        267.45
                                                    2005     13.34        14.16        266.14
                                                    2006     14.16        15.92      1,587.63

Legg Mason Aggressive Growth/(e)/.................. 2003      5.49         6.67        320.69
                                                    2004      6.67         7.10        284.39
                                                    2005      7.10         7.91        250.21
                                                    2006      7.91         7.63      2,061.90

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/.......... 2001      8.85         7.71          0.00
                                                    2002      7.71         5.24          0.00
                                                    2003      5.24         5.49          0.00

Legg Mason Value Equity/(l)/....................... 2006      9.04         9.66        302.93

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.60       $ 8.16          0.00
                                                         2002      8.16         6.38          0.00
                                                         2003      6.38         7.60          0.00
                                                         2004      7.60         8.28          0.00
                                                         2005      8.28         8.70          0.00
                                                         2006      8.70         9.08          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.00        11.19          0.00
                                                         2002     11.19        12.07      5,472.32
                                                         2003     12.07        12.24     16,394.16
                                                         2004     12.24        12.47     41,555.07
                                                         2005     12.47        12.47     54,822.25
                                                         2006     12.47        12.70     31,065.87

Loomis Sayles Small Cap Division/(c)/................... 2001     21.97        21.45          0.00
                                                         2002     21.45        16.48          0.00
                                                         2003     16.48        22.01        214.38
                                                         2004     22.01        25.07        214.24
                                                         2005     25.07        26.24        214.00
                                                         2006     26.24        29.97        214.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.47        10.11          0.00
                                                         2003     10.11        11.83      1,134.38
                                                         2004     11.83        12.55      1,509.40
                                                         2005     12.55        12.50      1,755.64
                                                         2006     12.50        13.38      1,440.03

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.48        10.20          0.00
                                                         2002     10.20        10.47          0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.19         8.43          0.00
                                                         2003      8.43        11.48        413.02
                                                         2004     11.48        11.99        412.75
                                                         2005     11.99        12.75        412.27
                                                         2006     12.75        14.28      1,899.08

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.36        10.23          0.00
                                                         2002     10.23         8.52        992.19
                                                         2003      8.52        11.25      3,230.22
                                                         2004     11.25        12.78      6,267.43
                                                         2005     12.78        14.05      6,188.02
                                                         2006     14.05        15.13      3,740.18

MetLife Stock Index Division/(c)/....................... 2001     35.62        33.55          0.00
                                                         2002     33.55        25.51      1,060.52
                                                         2003     25.51        32.01      2,923.26
                                                         2004     32.01        34.63     13,535.30
                                                         2005     34.63        35.47     16,936.73
                                                         2006     35.47        40.08      6,983.96

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 8.99       $ 8.33          0.00
                                                 2002      8.33         7.21          0.00
                                                 2003      7.21         9.34          0.00
                                                 2004      9.34        10.95          0.00
                                                 2005     10.95        12.51      1,850.40
                                                 2006     12.51        15.55      2,305.10
MFS Total Return Division/(i)/.................. 2004     33.19        35.95          0.00
                                                 2005     35.95        36.24      1,335.09
                                                 2006     36.24        39.77      1,335.09

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.23         8.45          0.00
                                                 2002      8.45         6.90          0.00
                                                 2003      6.90         9.29      4,323.55
                                                 2004      9.29        10.87      8,964.83
                                                 2005     10.87        12.05     12,782.49
                                                 2006     12.05        14.84      6,111.42

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.12        14.78          0.00
                                                 2002     14.78        13.08        177.81
                                                 2003     13.08        17.49      1,230.14
                                                 2004     17.49        21.05      1,765.76
                                                 2005     21.05        23.12      3,214.66
                                                 2006     23.12        25.22      3,831.25

Oppenheimer Global Equity Division/(c)/......... 2001     12.59        11.85          0.00
                                                 2002     11.85         9.74          0.00
                                                 2003      9.74        12.44        547.20
                                                 2004     12.44        14.17        479.01
                                                 2005     14.17        16.13      1,697.51
                                                 2006     16.13        18.42      3,598.41

PIMCO Total Return Division/(c)/................ 2001     10.22        10.38          0.00
                                                 2002     10.38        11.13      3,936.79
                                                 2003     11.13        11.40     11,880.53
                                                 2004     11.40        11.74     13,066.53
                                                 2005     11.74        11.77     13,723.33
                                                 2006     11.77        12.08     14,073.96

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.03         6.06          0.00
                                                 2002      6.06         2.93          0.00
                                                 2003      2.93         4.53      4,806.36
                                                 2004      4.53         4.24          0.00
                                                 2005      4.24         4.63          0.00
                                                 2006      4.63         4.78        967.60

Russell 2000(R) Index Division/(c)/............. 2001     11.83        11.74          0.00
                                                 2002     11.74         9.14      2,798.90
                                                 2003      9.14        13.08      5,896.70
                                                 2004     13.08        15.07      6,033.56
                                                 2005     15.07        15.42      4,282.04
                                                 2006     15.42        17.80      5,025.33

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.46       $11.30          0.00
                                                       2002     11.30         8.49      5,921.78
                                                       2003      8.49        10.87      5,922.19
                                                       2004     10.87        11.70      5,976.83
                                                       2005     11.70        12.21      6,377.58
                                                       2006     12.21        13.52     13,757.83

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.61         8.21          0.00
                                                       2002      8.21         4.50      1,547.88
                                                       2003      4.50         6.03      1,406.52
                                                       2004      6.03         6.98      3,021.87
                                                       2005      6.98         7.84      5,052.18
                                                       2006      7.84         8.18      7,793.61

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     11.95        11.73          0.00
                                                       2002     11.73         8.42      6,141.65
                                                       2003      8.42        11.61      7,404.75
                                                       2004     11.61        12.63      6,865.52
                                                       2005     12.63        13.72      6,132.62
                                                       2006     13.72        13.95          0.02

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     14.96        15.21          0.00
                                                       2002     15.21        16.31        985.57
                                                       2003     16.31        17.98      2,048.81
                                                       2004     17.98        18.77      2,763.31
                                                       2005     18.77        18.89      2,903.70
                                                       2006     18.89        19.42      2,839.65

Western Asset Management U.S. Government Division/(c)/ 2001     13.91        14.15          0.00
                                                       2002     14.15        14.93      3,587.44
                                                       2003     14.93        14.86     12,134.34
                                                       2004     14.86        14.97     10,947.76
                                                       2005     14.97        14.91      9,359.71
                                                       2006     14.91        15.19      8,630.77

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.15 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.67      $ 14.26      1,871.50

American Funds Global Small Capitalization Division/(c)/ 2001     13.46        13.10          0.00
                                                         2002     13.10        10.36        240.07
                                                         2003     10.36        15.55      2,826.25
                                                         2004     15.55        18.37      8,233.81
                                                         2005     18.37        22.51     10,408.87
                                                         2006     22.51        27.29     10,006.16

American Funds Growth Division/(c)/..................... 2001    108.20        97.69          0.00
                                                         2002     97.69        72.12        296.99
                                                         2003     72.12        96.42      1,763.09
                                                         2004     96.42       106.00      6,382.60
                                                         2005    106.00       120.37      4,184.29
                                                         2006    120.37       129.66      4,691.87

American Funds Growth-Income Division/(c)/.............. 2001     75.91        72.66          0.00
                                                         2002     72.66        57.98          0.00
                                                         2003     57.98        75.04      1,645.67
                                                         2004     75.04        80.94      3,961.92
                                                         2005     80.94        83.72      5,156.55
                                                         2006     83.72        94.26      3,541.86

BlackRock Aggressive Growth Division/(c)/............... 2001     33.64        31.63          0.00
                                                         2002     31.63        22.04          0.00
                                                         2003     22.04        30.33        425.58
                                                         2004     30.33        33.48        850.72
                                                         2005     33.48        36.23        858.28
                                                         2006     36.23        37.78      1,109.56

BlackRock Bond Income Division/(a)/..................... 2002     37.00        38.84         35.75
                                                         2003     38.84        40.18      2,822.79
                                                         2004     40.18        41.01      3,346.62
                                                         2005     41.01        41.04      3,149.42
                                                         2006     41.04        41.88      1,292.51

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     35.82        36.70          0.00
                                                         2002     36.70        37.04          0.00

BlackRock Diversified Division/(c)/..................... 2001     33.17        32.24          0.00
                                                         2002     32.24        27.15        184.32
                                                         2003     27.15        32.00        495.06
                                                         2004     32.00        33.91      2,899.19
                                                         2005     33.91        34.17      2,785.83
                                                         2006     34.17        36.90      2,581.19

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $61.58       $57.30          0.00
                                             2002     57.30        41.38          0.00
                                             2003     41.38        52.67        434.96
                                             2004     52.67        57.06      1,002.21
                                             2005     57.06        57.78        922.91
                                             2006     57.78        64.42        711.47

BlackRock Large Cap Value Division.......... 2002     10.00         7.88         24.24
                                             2003      7.88        10.44      1,990.50
                                             2004     10.44        11.58      4,304.63
                                             2005     11.58        11.98      3,251.04
                                             2006     11.98        13.98      4,326.66

BlackRock Money Market Division/(f)/........ 2003     19.50        19.30          0.00
                                             2004     19.30        19.05          0.00
                                             2005     19.05        19.15          0.00
                                             2006     19.15        19.62          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.10        13.82          0.00
                                             2002     13.82        10.62      2,143.21
                                             2003     10.62        15.58      9,447.33
                                             2004     15.58        17.56     27,095.80
                                             2005     17.56        17.87     22,089.70
                                             2006     17.87        20.40     18,411.53

Davis Venture Value Division/(c)/........... 2001     25.83        25.06          0.00
                                             2002     25.06        20.47      1,028.09
                                             2003     20.47        26.19        576.86
                                             2004     26.19        28.74      3,927.86
                                             2005     28.74        30.99      5,199.63
                                             2006     30.99        34.70      7,278.24

FI International Stock Division/(c)/........ 2001     11.35        10.57          0.00
                                             2002     10.57         8.52      2,244.21
                                             2003      8.52        10.67         27.97
                                             2004     10.67        12.33        617.87
                                             2005     12.33        14.21        658.04
                                             2006     14.21        16.18      3,385.08

FI Mid Cap Opportunities Division/(h)/...... 2001     17.61        15.11          0.00
                                             2002     15.11        10.48      1,692.97
                                             2003     10.48        13.80        296.55
                                             2004     13.80        15.80      3,813.48
                                             2005     15.80        16.51      4,062.73
                                             2006     16.51        18.04      4,623.65

FI Value Leaders Division/(d)/.............. 2002     21.25        17.40          0.00
                                             2003     17.40        21.59          0.00
                                             2004     21.59        23.99      1,202.31
                                             2005     23.99        25.96      1,145.45
                                             2006     25.96        28.39      1,455.08

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.15       $ 8.75          0.00
                                                  2002      8.75         6.18          0.00
                                                  2003      6.18         8.75      1,312.42
                                                  2004      8.75         9.52      1,147.74
                                                  2005      9.52         9.74      1,355.21
                                                  2006      9.74        10.47      2,171.96

Harris Oakmark Focused Value Division/(c)/....... 2001     23.88        24.62          0.00
                                                  2002     24.62        21.93      1,132.57
                                                  2003     21.93        28.43      1,495.33
                                                  2004     28.43        30.54     12,861.04
                                                  2005     30.54        32.83      5,019.92
                                                  2006     32.83        36.08      3,241.62

Harris Oakmark International Division/(d)/....... 2002     10.55         8.75          0.00
                                                  2003      8.75        11.58      1,287.18
                                                  2004     11.58        13.68      3,382.58
                                                  2005     13.68        15.30      5,903.70
                                                  2006     15.30        19.31      6,915.16

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.42        11.22          0.00
                                                  2002     11.22         9.41        452.22
                                                  2003      9.41        11.54      3,728.72
                                                  2004     11.54        12.57     12,975.29
                                                  2005     12.57        12.12     18,178.87
                                                  2006     12.12        13.99     11,545.93

Jennison Growth Division/(c) (g)/................ 2005      3.92         4.69        613.27
                                                  2006      4.69         4.71      2,641.14

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.34         4.86          0.00
                                                  2002      4.86         3.37          0.00
                                                  2003      3.37         4.15        630.84
                                                  2004      4.15         4.25        635.91
                                                  2005      4.25         3.88        650.49

Lazard Mid-Cap Division/(d)/..................... 2002     11.34         9.58          0.00
                                                  2003      9.58        11.85        493.67
                                                  2004     11.85        13.28      1,730.31
                                                  2005     13.28        14.07      2,180.30
                                                  2006     14.07        15.80      2,308.34

Legg Mason Aggressive Growth/(e)/................ 2003      5.48         6.64        402.51
                                                  2004      6.64         7.06        194.20
                                                  2005      7.06         7.86        185.19
                                                  2006      7.86         7.56        206.43

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.70          0.00
                                                  2002      7.70         5.22          0.00
                                                  2003      5.22         5.48          0.00

Legg Mason Value Equity/(l)/..................... 2006      8.94         9.54      1,202.39

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.57       $ 8.13          0.00
                                                         2002      8.13         6.34          0.00
                                                         2003      6.34         7.54        207.67
                                                         2004      7.54         8.21      1,207.29
                                                         2005      8.21         8.61      1,358.85
                                                         2006      8.61         8.98      1,366.05

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     10.96        11.14          0.00
                                                         2002     11.14        11.99      1,056.41
                                                         2003     11.99        12.15      6,167.36
                                                         2004     12.15        12.36     11,393.30
                                                         2005     12.36        12.34      9,533.73
                                                         2006     12.34        12.54      7,303.60

Loomis Sayles Small Cap Division/(c)/................... 2001     21.73        21.21          0.00
                                                         2002     21.21        16.26          0.00
                                                         2003     16.26        21.69        505.85
                                                         2004     21.69        24.67        676.53
                                                         2005     24.67        25.78        178.26
                                                         2006     25.78        29.40      1,029.23

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.39        10.02          0.00
                                                         2003     10.02        11.71        859.65
                                                         2004     11.71        12.41      4,690.20
                                                         2005     12.41        12.34      5,496.81
                                                         2006     12.34        13.19      5,721.09

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.41        10.12          0.00
                                                         2002     10.12        10.39          0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.18         8.41          0.00
                                                         2003      8.41        11.44        232.04
                                                         2004     11.44        11.94        619.11
                                                         2005     11.94        12.67        463.28
                                                         2006     12.67        14.17      1,825.21

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.34        10.20          0.00
                                                         2002     10.20         8.48        328.42
                                                         2003      8.48        11.19      8,534.44
                                                         2004     11.19        12.70      9,894.38
                                                         2005     12.70        13.94      8,547.95
                                                         2006     13.94        14.99      7,069.68

MetLife Stock Index Division/(c)/....................... 2001     35.02        32.96          0.00
                                                         2002     32.96        25.03        128.39
                                                         2003     25.03        31.36      4,508.64
                                                         2004     31.36        33.88      9,215.95
                                                         2005     33.88        34.65      9,114.63
                                                         2006     34.65        39.09      8,751.17

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 8.98       $ 8.32          0.00
                                                 2002      8.32         7.19          0.00
                                                 2003      7.19         9.30          0.00
                                                 2004      9.30        10.89      1,890.90
                                                 2005     10.89        12.42      2,132.40
                                                 2006     12.42        15.41      4,003.04

MFS Total Return Division/(i)/.................. 2004     32.35        35.01        882.32
                                                 2005     35.01        35.24      3,087.82
                                                 2006     35.24        38.61      4,528.37

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.19         8.41          0.00
                                                 2002      8.41         6.86          0.00
                                                 2003      6.86         9.22      4,989.68
                                                 2004      9.22        10.77      6,126.00
                                                 2005     10.77        11.92      6,323.60
                                                 2006     11.92        14.66      9,356.52

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.06        14.71          0.00
                                                 2002     14.71        13.00         15.10
                                                 2003     13.00        17.35      2,461.55
                                                 2004     17.35        20.85      6,286.78
                                                 2005     20.85        22.88     11,425.30
                                                 2006     22.88        24.92     10,992.12

Oppenheimer Global Equity Division/(c)/......... 2001     12.51        11.76          0.00
                                                 2002     11.76         9.65        510.64
                                                 2003      9.65        12.32      4,353.82
                                                 2004     12.32        14.00      2,880.34
                                                 2005     14.00        15.91      1,804.42
                                                 2006     15.91        18.15      2,621.75

PIMCO Total Return Division/(c)/................ 2001     10.21        10.37          0.00
                                                 2002     10.37        11.10      5,560.30
                                                 2003     11.10        11.35     13,991.48
                                                 2004     11.35        11.67     19,241.45
                                                 2005     11.67        11.69     21,778.69
                                                 2006     11.69        11.97     15,981.58

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.02         6.05          0.00
                                                 2002      6.05         2.92          0.00
                                                 2003      2.92         4.51      2,525.77
                                                 2004      4.51         4.22     10,928.51
                                                 2005      4.22         4.59     15,970.17
                                                 2006      4.59         4.74     10,067.59

Russell 2000(R) Index Division/(c)/............. 2001     11.78        11.69          0.00
                                                 2002     11.69         9.08          0.00
                                                 2003      9.08        12.98      3,159.74
                                                 2004     12.98        14.93      8,039.99
                                                 2005     14.93        15.26      7,340.29
                                                 2006     15.26        17.58      6,784.95

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.41       $11.25          0.00
                                                       2002     11.25         8.44          0.00
                                                       2003      8.44        10.79      4,857.53
                                                       2004     10.79        11.59      7,296.27
                                                       2005     11.59        12.08      2,894.32
                                                       2006     12.08        13.36      3,096.27

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.61         8.20          0.00
                                                       2002      8.20         4.49          0.00
                                                       2003      4.49         6.01      2,791.91
                                                       2004      6.01         6.94      4,347.21
                                                       2005      6.94         7.79      7,750.61
                                                       2006      7.79         8.11     12,151.86

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     11.87        11.65          0.00
                                                       2002     11.65         8.34      2,647.73
                                                       2003      8.34        11.49      3,662.29
                                                       2004     11.49        12.48      7,272.47
                                                       2005     12.48        13.54      7,167.74
                                                       2006     13.54        13.74      7,577.63

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     14.81        15.05          0.00
                                                       2002     15.05        16.11      1,370.65
                                                       2003     16.11        17.74      4,368.70
                                                       2004     17.74        18.48     15,634.08
                                                       2005     18.48        18.58     27,090.19
                                                       2006     18.58        19.06     19,229.37

Western Asset Management U.S. Government Division/(c)/ 2001     13.77        14.00          0.00
                                                       2002     14.00        14.74      3,214.41
                                                       2003     14.74        14.65      1,396.86
                                                       2004     14.65        14.74      3,657.61
                                                       2005     14.74        14.66      5,346.73
                                                       2006     14.66        14.92      4,542.12

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.20 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
American Funds Bond Division/(k)/.......................... 2006   $ 13.60      $ 14.19      2,123.12

American Funds Global Small Capitalization Division/(c)/... 2001     13.44        13.08          0.00
                                                            2002     13.08        10.34      6,017.75
                                                            2003     10.34        15.51      8,364.02
                                                            2004     15.51        18.31          0.00
                                                            2005     18.31        22.42     14,287.71
                                                            2006     22.42        27.18     13,354.79

American Funds Growth Division/(c)/........................ 2001    107.26        96.82          0.00
                                                            2002     96.82        71.44      2,150.86
                                                            2003     71.44        95.47      4,971.32
                                                            2004     95.47       104.90          0.00
                                                            2005    104.90       119.06      5,197.63
                                                            2006    119.06       128.19      3,907.04

American Funds Growth-Income Division/(c)/................. 2001     75.25        72.01          0.00
                                                            2002     72.01        57.44      3,220.38
                                                            2003     57.44        74.30      5,358.01
                                                            2004     74.30        80.10          0.00
                                                            2005     80.10        82.80      6,733.74
                                                            2006     82.80        93.18      5,902.55

BlackRock Aggressive Growth Division/(c)/.................. 2001     33.42        31.42          0.00
                                                            2002     31.42        21.88      1,855.91
                                                            2003     21.88        30.10      2,253.24
                                                            2004     30.10        33.20      1,610.53
                                                            2005     33.20        35.91      1,275.09
                                                            2006     35.91        37.43      1,200.71

BlackRock Bond Income Division/(a) (c)/.................... 2002     36.65        38.47      3,111.33
                                                            2003     38.47        39.77      6,381.98
                                                            2004     39.77        40.57      4,739.42
                                                            2005     40.57        40.58      3,844.39
                                                            2006     40.58        41.39      3,834.33
BlackRock Bond Income Division
  (formerly State Street Research Income Division)/(a) (c)/ 2001     35.50        36.36          0.00
                                                            2002     36.36        36.69          0.00

BlackRock Diversified Division/(c)/........................ 2001     32.92        31.99          0.00
                                                            2002     31.99        26.93      2,010.35
                                                            2003     26.93        31.72      6,110.02
                                                            2004     31.72        33.60      9,242.23
                                                            2005     33.60        33.84      7,562.23
                                                            2006     33.84        36.53      4,814.42

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $61.03       $56.77          0.00
                                             2002     56.77        40.98      1,479.10
                                             2003     40.98        52.13      3,887.90
                                             2004     52.13        56.45      2,986.47
                                             2005     56.45        57.13      2,793.92
                                             2006     57.13        63.67      2,571.59

BlackRock Large Cap Value Division/(d)/..... 2002     10.00         7.88          0.00
                                             2003      7.88        10.44      2,991.68
                                             2004     10.44        11.57      2,375.07
                                             2005     11.57        11.96      2,491.95
                                             2006     11.96        13.95     13,309.15

BlackRock Money Market Division/(f)/........ 2003     19.31        19.11          0.00
                                             2004     19.11        18.84          0.00
                                             2005     18.84        18.94          0.00
                                             2006     18.94        19.39          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.09        13.81          0.00
                                             2002     13.81        10.60     22,554.06
                                             2003     10.60        15.55     42,084.70
                                             2004     15.55        17.52     38,252.34
                                             2005     17.52        17.82     34,201.05
                                             2006     17.82        20.34     25,485.16

Davis Venture Value Division/(c)/........... 2001     25.75        24.97          0.00
                                             2002     24.97        20.38      3,703.42
                                             2003     20.38        26.07      5,496.37
                                             2004     26.07        28.60      4,415.95
                                             2005     28.60        30.81      4,184.02
                                             2006     30.81        34.49      4,121.65

FI International Stock Division/(c)/........ 2001     11.29        10.52          0.00
                                             2002     10.52         8.48      4,166.94
                                             2003      8.48        10.60      5,892.03
                                             2004     10.60        12.24      5,831.75
                                             2005     12.24        14.11      6,998.46
                                             2006     14.11        16.05      6,823.83

FI Mid Cap Opportunities Division/(h)/...... 2001     17.57        15.08          0.00
                                             2002     15.08        10.45        402.13
                                             2003     10.45        13.75      1,344.02
                                             2004     13.75        15.74      5,351.17
                                             2005     15.74        16.43      6,944.69
                                             2006     16.43        17.95      5,802.84

FI Value Leaders Division/(d)/.............. 2002     21.15        17.32          0.00
                                             2003     17.32        21.47        161.31
                                             2004     21.47        23.85        107.46
                                             2005     23.85        25.79        155.91
                                             2006     25.79        28.20        502.38

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.15       $ 8.74          0.00
                                                  2002      8.74         6.17          0.00
                                                  2003      6.17         8.74      3,807.57
                                                  2004      8.74         9.50      2,792.68
                                                  2005      9.50         9.71      2,264.89
                                                  2006      9.71        10.44      2,225.35

Harris Oakmark Focused Value Division/(c)/....... 2001     23.78        24.51          0.00
                                                  2002     24.51        21.82      8,486.56
                                                  2003     21.82        28.28      9,934.08
                                                  2004     28.28        30.37     10,655.30
                                                  2005     30.37        32.62     11,623.48
                                                  2006     32.62        35.84      7,019.33

Harris Oakmark International Division/(d)/....... 2002     10.54         8.75      1,214.74
                                                  2003      8.75        11.56      3,729.27
                                                  2004     11.56        13.65      4,545.10
                                                  2005     13.65        15.27      5,027.55
                                                  2006     15.27        19.26      9,330.71

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.40        11.20          0.00
                                                  2002     11.20         9.39     14,718.96
                                                  2003      9.39        11.51     24,514.92
                                                  2004     11.51        12.54     21,300.79
                                                  2005     12.54        12.07     16,456.08
                                                  2006     12.07        13.93     16,814.27

Jennison Growth Division......................... 2005      3.91         4.68      6,326.30
                                                  2006      4.68         4.69      5,318.54

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.33         4.85          0.00
                                                  2002      4.85         3.37      5,281.47
                                                  2003      3.37         4.15      6,769.50
                                                  2004      4.15         4.24      6,901.45
                                                  2005      4.24         3.87      6,737.43

Lazard Mid-Cap Division/(d)/..................... 2002     11.34         9.58          0.00
                                                  2003      9.58        11.84      2,804.64
                                                  2004     11.84        13.26      2,127.48
                                                  2005     13.26        14.04      2,161.09
                                                  2006     14.04        15.76        615.42

Legg Mason Aggressive Growth/(e)/................ 2003      5.47         6.63      8,195.17
                                                  2004      6.63         7.05      7,495.14
                                                  2005      7.05         7.84      6,267.96
                                                  2006      7.84         7.54      5,153.09

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e) (c)/.... 2001      8.84         7.70          0.00
                                                  2002      7.70         5.22      7,371.34
                                                  2003      5.22         5.47          0.00

Legg Mason Value Equity/(l)/..................... 2006      8.91         9.51      1,956.46

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/.......... 2001    $ 8.56       $ 8.11          0.00
                                                             2002      8.11         6.33          0.00
                                                             2003      6.33         7.52          0.00
                                                             2004      7.52         8.19      2,025.85
                                                             2005      8.19         8.58      2,100.49
                                                             2006      8.58         8.95      2,138.79

Lehman Brothers(R) Aggregate Bond Index Division/(c)/....... 2001     10.94        11.12          0.00
                                                             2002     11.12        11.97     17,151.54
                                                             2003     11.97        12.12     28,736.67
                                                             2004     12.12        12.32     35,371.12
                                                             2005     12.32        12.29     35,569.45
                                                             2006     12.29        12.49     37,573.50

Loomis Sayles Small Cap Division/(c)/....................... 2001     21.65        21.13          0.00
                                                             2002     21.13        16.19        508.53
                                                             2003     16.19        21.59        538.84
                                                             2004     21.59        24.54        475.57
                                                             2005     24.54        25.63        353.93
                                                             2006     25.63        29.22        272.81

Lord Abbett Bond Debenture Division/(b) (c)/................ 2002     10.36        10.00      6,533.47
                                                             2003     10.00        11.67      8,956.29
                                                             2004     11.67        12.36      7,789.76
                                                             2005     12.36        12.28      7,845.59
                                                             2006     12.28        13.12      8,409.75

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b) (c)/ 2001     10.39        10.10          0.00
                                                             2002     10.10        10.36          0.00

Met/AIM Small Cap Growth Division/(d)/...................... 2002     11.18         8.40         20.25
                                                             2003      8.40        11.43        191.63
                                                             2004     11.43        11.92        645.80
                                                             2005     11.92        12.65        706.69
                                                             2006     12.65        14.13      1,007.57

MetLife Mid Cap Stock Index Division/(c)/................... 2001     10.34        10.20          0.00
                                                             2002     10.20         8.47      9,926.19
                                                             2003      8.47        11.17     16,315.81
                                                             2004     11.17        12.67     13,786.33
                                                             2005     12.67        13.90     12,756.91
                                                             2006     13.90        14.94      9,929.96

MetLife Stock Index Division/(c)/........................... 2001     34.82        32.77          0.00
                                                             2002     32.77        24.87      6,758.16
                                                             2003     24.87        31.14     15,955.01
                                                             2004     31.14        33.63     20,967.77
                                                             2005     33.63        34.38     26,625.93
                                                             2006     34.38        38.77     20,787.02

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 8.98       $ 8.31          0.00
                                                 2002      8.31         7.18      3,596.07
                                                 2003      7.18         9.28      8,062.95
                                                 2004      9.28        10.87      7,188.80
                                                 2005     10.87        12.39      6,999.89
                                                 2006     12.39        15.37     11,802.81

MFS Total Return Division/(i)/.................. 2004     32.08        34.70         28.24
                                                 2005     34.70        34.91        775.56
                                                 2006     34.91        38.23        924.44

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.18         8.39          0.00
                                                 2002      8.39         6.84     13,188.48
                                                 2003      6.84         9.19     20,222.04
                                                 2004      9.19        10.74     11,997.31
                                                 2005     10.74        11.88     17,771.03
                                                 2006     11.88        14.60     10,125.99

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.04        14.69          0.00
                                                 2002     14.69        12.97        663.30
                                                 2003     12.97        17.31      5,687.88
                                                 2004     17.31        20.79      5,466.33
                                                 2005     20.79        22.79      7,226.74
                                                 2006     22.79        24.82      6,017.67

Oppenheimer Global Equity Division/(c)/......... 2001     12.48        11.73          0.00
                                                 2002     11.73         9.62      7,140.87
                                                 2003      9.62        12.28      8,734.24
                                                 2004     12.28        13.95      6,007.99
                                                 2005     13.95        15.84      5,967.34
                                                 2006     15.84        18.06      5,479.88

PIMCO Total Return/(c)/......................... 2001     10.21        10.37          0.00
                                                 2002     10.37        11.09     12,766.34
                                                 2003     11.09        11.33     37,892.75
                                                 2004     11.33        11.65     24,908.18
                                                 2005     11.65        11.66     26,177.95
                                                 2006     11.66        11.94     23,791.41

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.02         6.05          0.00
                                                 2002      6.05         2.92     11,803.14
                                                 2003      2.92         4.50     14,996.40
                                                 2004      4.50         4.21     16,099.39
                                                 2005      4.21         4.58     15,790.77
                                                 2006      4.58         4.72     22,838.98

Russell 2000(R) Index Division/(c)/............. 2001     11.76        11.67          0.00
                                                 2002     11.67         9.06      4,782.86
                                                 2003      9.06        12.95      7,467.05
                                                 2004     12.95        14.88      5,583.21
                                                 2005     14.88        15.20      6,267.58
                                                 2006     15.20        17.51      4,443.15

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.40       $11.23          0.00
                                                       2002     11.23         8.42        721.00
                                                       2003      8.42        10.76      7,788.87
                                                       2004     10.76        11.56      8,626.86
                                                       2005     11.56        12.04      9,561.01
                                                       2006     12.04        13.30      7,638.78

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.61         8.19          0.00
                                                       2002      8.19         4.48      7,050.36
                                                       2003      4.48         6.00      9,772.60
                                                       2004      6.00         6.93      9,534.74
                                                       2005      6.93         7.77     10,596.73
                                                       2006      7.77         8.08      9,077.24

TT. Rowe Price Small Cap Growth Division/(c)/......... 2001     11.84        11.62          0.00
                                                       2002     11.62         8.32        490.73
                                                       2003      8.32        11.45        833.30
                                                       2004     11.45        12.43        924.10
                                                       2005     12.43        13.48      1,439.23
                                                       2006     13.48        13.67      4,421.55

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     14.76        15.00          0.00
                                                       2002     15.00        16.04      1,815.51
                                                       2003     16.04        17.66      1,795.85
                                                       2004     17.66        18.39      2,875.95
                                                       2005     18.39        18.47      4,725.75
                                                       2006     18.47        18.95      4,130.05

Western Asset Management U.S. Government Division/(c)/ 2001     13.72        13.95          0.00
                                                       2002     13.95        14.68      8,190.62
                                                       2003     14.68        14.59     12,119.18
                                                       2004     14.59        14.67     10,341.75
                                                       2005     14.67        14.58      9,992.89
                                                       2006     14.58        14.83     11,123.81

--------
/(a)/ The assets of the State Street Research Income Division merged into this
      Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
/(b)/ The assets of the Loomis Sayles High Yield Bond Division merged into the
      Lord Abbett Bond Debenture Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
/(c)/ Inception date: August 3, 2001.
/(d)/ Inception date: May 1, 2002.
/(e)/ The assets of the Janus Growth Division merged into the Janus Aggressive
      Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of the Janus Growth Division.
/(f)/ Inception date: May 1, 2003
/(g)/ The assets in this investment division merged into the Jennison Growth
      Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.
/(h)/ This division merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit value history presented here is of the Janus Mid Cap Division.
/(i)/ Inception date May 1, 2004.
/(k)/ Inception date May 1, 2006.
/(l)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.49      $ 15.19       9,855.83

American Funds Global Small Capitalization Division/(c)/ 2001     13.75        13.42           0.00
                                                         2002     13.42        10.68      32,019.34
                                                         2003     10.68        16.14      85,398.57
                                                         2004     16.14        19.19     128,270.84
                                                         2005     19.19        23.66     149,896.21
                                                         2006     23.66        28.88     146,893.34

American Funds Growth Division/(c)/..................... 2001    121.23       109.75           0.00
                                                         2002    109.75        81.55      16,230.12
                                                         2003     81.55       109.74      58,503.83
                                                         2004    109.74       121.43      69,240.32
                                                         2005    121.43       138.80      68,272.08
                                                         2006    138.80       150.48      63,238.49

American Funds Growth-Income Division/(c)/.............. 2001     85.05        81.63           0.00
                                                         2002     81.63        65.56      26,270.23
                                                         2003     65.56        85.41      68,725.41
                                                         2004     85.41        92.72      96,552.45
                                                         2005     92.72        96.53      87,866.03
                                                         2006     96.53       109.39      82,701.17

BlackRock Aggressive Growth Division/(c)/............... 2004     33.03        36.59       1,258.67
                                                         2005     36.59        39.81       5,095.42
                                                         2006     39.81        41.76       4,636.17

BlackRock Bond Income Division/(a)/..................... 2004     42.41        43.90       8,121.98
                                                         2005     43.90        44.18      23,976.02
                                                         2006     44.18        45.33      46,603.87

BlackRock Diversified Division.......................... 2004     34.70        37.42       6,708.35
                                                         2005     37.42        37.90      16,192.39
                                                         2006     37.90        41.16      17,166.95

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     58.27        64.26         660.74
                                                         2005     64.26        65.41       3,196.09
                                                         2006     65.41        73.35       3,446.55

BlackRock Large Cap Value Division...................... 2004     10.66        11.76      10,184.66
                                                         2005     11.76        12.23      20,457.74
                                                         2006     12.23        14.35      40,046.14

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.97        25.15       4,013.61
                                                         2005     25.15        26.45       5,817.98
                                                         2006     26.45        27.07      10,293.45

BlackRock Money Market Division/(f)/.................... 2004     21.51        21.42         259.09
                                                         2005     21.42        21.66       1,104.62
                                                         2006     21.66        22.31       1,086.92

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $16.04       $18.04      23,890.52
                                                  2005     18.04        18.47      71,096.64
                                                  2006     18.47        21.18      62,812.31

Cyclical Growth ETF Division/(k)/................ 2006     10.69        11.40      27,555.86

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.50        11.14      22,575.33

Davis Venture Value Division/(c)/................ 2004     28.30        30.43      12,812.49
                                                  2005     30.43        32.98      54,854.72
                                                  2006     32.98        37.14     106,439.73

FI International Stock Division/(c)/............. 2004     11.66        13.31         898.96
                                                  2005     13.31        15.42      10,412.08
                                                  2006     15.42        17.66      27,532.51

FI Large Cap Division/(k)/....................... 2006     16.92        17.11         965.68

FI Mid Cap Opportunities Division/(h)/........... 2004     14.55        16.36       5,537.49
                                                  2005     16.36        17.20      16,619.16
                                                  2006     17.20        18.90      25,812.90

FI Value Leaders Division/(d)/................... 2004     22.76        25.65       3,147.34
                                                  2005     25.65        27.91      12,286.58
                                                  2006     27.91        30.70      20,249.35

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.78         9.71       5,973.74
                                                  2005      9.71         9.99       8,500.33
                                                  2006      9.99        10.80      16,024.40

Harris Oakmark Focused Value Division/(c)/....... 2004     29.79        32.30       7,707.84
                                                  2005     32.30        34.91      24,317.59
                                                  2006     34.91        38.58      39,127.30

Harris Oakmark International Division/(d)/....... 2004     12.00        13.92      15,034.47
                                                  2005     13.92        15.67      43,941.33
                                                  2006     15.67        19.89     116,979.16

Harris Oakmark Large Cap Value Division/(c)/..... 2004     12.06        13.01      32,051.72
                                                  2005     13.01        12.60     145,094.99
                                                  2006     12.60        14.63     171,514.26

Jennison Growth Division/(c) (g)/................ 2005      4.04         4.86      14,933.88
                                                  2006      4.86         4.90      18,457.21

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.20         4.39       2,823.50
                                                  2005      4.39         4.00       2,901.14

Lazard Mid-Cap Division/(d)/..................... 2004     12.53        13.52       3,170.67
                                                  2005     13.52        14.39       5,764.34
                                                  2006     14.39        16.26      10,443.33

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.58         7.15         783.37
                                                  2005      7.15         8.00      12,890.50
                                                  2006      8.00         7.74      20,501.16

Legg Mason Value Equity/(c) (l)/................. 2006      9.28         9.95      11,253.48

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.65       $ 8.47           0.00
                                                      2005      8.47         8.92       3,340.19
                                                      2006      8.92         9.32       3,968.10

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.34        12.69      75,066.78
                                                      2005     12.69        12.74     247,085.26
                                                      2006     12.74        13.02     334,610.26

Loomis Sayles Small Cap Division/(c)/................ 2004     23.18        26.25       1,486.70
                                                      2005     26.25        27.59       5,538.88
                                                      2006     27.59        31.63      15,151.07

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.82        16.85       8,869.63
                                                      2005     16.85        16.84      38,509.50
                                                      2006     16.84        18.11      82,258.11

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.33        12.13       1,186.65
                                                      2005     12.13        12.94       3,900.30
                                                      2006     12.94        14.56      10,755.47

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.60        12.99      14,530.92
                                                      2005     12.99        14.33      35,277.12
                                                      2006     14.33        15.51      57,561.77

MetLife Stock Index Division/(c)/.................... 2004     33.44        36.21      38,878.99
                                                      2005     36.21        37.23      84,563.02
                                                      2006     37.23        42.25     116,766.00

MFS Research International Division/(c)/............. 2004      9.71        11.14       2,483.65
                                                      2005     11.14        12.78      14,559.35
                                                      2006     12.78        15.94      68,131.53

MFS Total Return Division/(i)/....................... 2004     36.14        39.27       3,841.22
                                                      2005     39.27        39.79      19,800.66
                                                      2006     39.79        43.88      18,561.86

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.51        11.05      35,817.84
                                                      2005     11.05        12.29      70,820.80
                                                      2006     12.29        15.19     105,898.99

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.45        21.51      17,264.02
                                                      2005     21.51        23.72      75,324.93
                                                      2006     23.72        25.99     131,190.77

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.82      68,869.17
                                                      2005     12.82        14.31     153,352.09
                                                      2006     14.31        19.40     234,114.01

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.91         8.58       1,109.96
                                                      2006      8.58         9.10      11,661.01

Oppenheimer Global Equity Division/(c)/.............. 2004     12.66        14.59       4,876.59
                                                      2005     14.59        16.67      16,102.42
                                                      2006     16.67        19.11      24,727.56

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.96        11.06      13,284.03

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.62      $ 12.04      60,186.41
                                                          2005     12.04        12.13     164,114.54
                                                          2006     12.13        12.49     186,335.52

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.15         4.32       6,953.90
                                                          2005      4.32         4.72      30,683.81
                                                          2006      4.72         4.90      26,551.62

Russell 2000(R) Index Division/(c)/...................... 2004     13.39        15.32      10,365.69
                                                          2005     15.32        15.75      26,872.17
                                                          2006     15.75        18.24      45,549.73

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     11.10        12.02      12,504.37
                                                          2005     12.02        12.59      26,904.11
                                                          2006     12.59        14.00      35,578.28

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.25         7.08       9,681.38
                                                          2005      7.08         8.00      27,613.87
                                                          2006      8.00         8.37      73,879.63

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.29        13.09       3,764.64
                                                          2005     13.09        14.28       9,555.84
                                                          2006     14.28        14.58      23,238.89

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.48        19.57      13,950.16
                                                          2005     19.57        19.78      76,972.68
                                                          2006     19.78        20.42     126,437.95

Western Asset Management U.S Government Division/(c)/.... 2004     15.27        15.62      26,011.02
                                                          2005     15.62        15.61      78,034.48
                                                          2006     15.61        15.98     118,737.56

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.14      15,856.40
                                                          2006     11.14        12.69      44,186.36

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.29      20,259.36
                                                          2006     10.29        10.83      54,698.83

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.51      52,342.64
                                                          2006     10.51        11.33     168,635.18

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.74     110,034.54
                                                          2006     10.74        11.83     499,348.99

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.96      65,033.37
                                                          2006     10.96        12.34     301,858.85

American Funds at 1.75 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.36        15.04      27,290.50

American Funds Global Small Capitalization Division/(c)/. 2004     16.05        19.06      11,997.08
                                                          2005     19.06        23.48      31,614.64
                                                          2006     23.48        28.63      68,262.25

American Funds Growth Division/(c)/...................... 2004    107.63       118.98       7,893.55
                                                          2005    118.98       135.85      22,647.91
                                                          2006    135.85       147.14      39,329.74

American Funds Growth-Income Division/(c)/............... 2004     83.76        90.85       7,525.57
                                                          2005     90.85        94.48      18,899.21
                                                          2006     94.48       106.96      30,350.55

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.56      $ 15.26      28,569.70

American Funds Global Small Capitalization Division/(c)/ 2001     13.77        13.45           0.00
                                                         2002     13.45        10.71           0.00
                                                         2003     10.71        16.18     107,784.55
                                                         2004     16.18        19.25     281,007.79
                                                         2005     19.25        23.75     313,233.26
                                                         2006     23.75        29.00     270,716.25

American Funds Growth Division/(c)/..................... 2001    122.35       110.79           0.00
                                                         2002    110.79        82.36           0.00
                                                         2003     82.36       110.90      46,696.36
                                                         2004    110.90       122.77     112,711.09
                                                         2005    122.77       140.39     113,022.31
                                                         2006    140.39       152.29     108,746.95

American Funds Growth-Income Division/(c)/.............. 2001     85.84        82.40           0.00
                                                         2002     82.40        66.22           0.00
                                                         2003     66.22        86.30      59,813.89
                                                         2004     86.30        93.74     130,811.15
                                                         2005     93.74        97.64     124,289.21
                                                         2006     97.64       110.70     117,188.16

BlackRock Aggressive Growth Division/(c)/............... 2004     33.29        36.90       9,171.65
                                                         2005     36.90        40.17      29,020.24
                                                         2006     40.17        42.15      45,298.95

BlackRock Bond Income Division/(a)/..................... 2004     42.85        44.37      63,346.17
                                                         2005     44.37        44.68     168,613.16
                                                         2006     44.68        45.86     267,332.39

BlackRock Diversified Division.......................... 2004     35.01        37.76      48,978.29
                                                         2005     37.76        38.27     107,556.94
                                                         2006     38.27        41.59     161,168.36

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     58.88        64.96      17,500.19
                                                         2005     64.96        66.15      26,981.97
                                                         2006     66.15        74.22      38,546.99

BlackRock Large Cap Value Division...................... 2004     10.68        11.77     140,182.82
                                                         2005     11.77        12.25     298,809.48
                                                         2006     12.25        14.38     674,818.56

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     23.08        25.28      19,084.11
                                                         2005     25.28        26.60      58,013.48
                                                         2006     26.60        27.24      73,887.06

BlackRock Money Market Division/(f)/.................... 2004     21.74        21.65      29,117.65
                                                         2005     21.65        21.91      44,768.30
                                                         2006     21.91        22.57      49,073.26

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $16.08       $18.08     208,151.38
                                                  2005     18.08        18.52     484,579.16
                                                  2006     18.52        21.25     638,919.35

Cyclical Growth ETF Division/(k)/................ 2006     10.70        11.40       8,217.16

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.51        11.15       9,207.88

Davis Venture Value Division/(c)/................ 2004     28.43        30.59      83,443.97
                                                  2005     30.59        33.16     329,730.90
                                                  2006     33.16        37.37     611,137.26

FI International Stock Division/(c)/............. 2004     11.74        13.41      31,071.51
                                                  2005     13.41        15.54     194,302.45
                                                  2006     15.54        17.80     244,655.17

FI Large Cap Division/(k)/....................... 2006     17.00        17.20      12,761.12

FI Mid Cap Opportunities Division/(h)/........... 2004     14.60        16.43      44,594.04
                                                  2005     16.43        17.27     129,617.44
                                                  2006     17.27        18.99     209,308.71

FI Value Leaders Division/(d)/................... 2004     22.88        25.80      12,616.37
                                                  2005     25.80        28.08      78,749.95
                                                  2006     28.08        30.91     171,503.92

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.79         9.73      35,889.71
                                                  2005      9.73        10.01      67,082.71
                                                  2006     10.01        10.83     100,972.63

Harris Oakmark Focused Value Division/(c)/....... 2004     29.95        32.49      61,962.42
                                                  2005     32.49        35.13     219,124.92
                                                  2006     35.13        38.85     299,230.02

Harris Oakmark International Division/(d)/....... 2004     12.01        13.94      90,474.92
                                                  2005     13.94        15.70     363,737.05
                                                  2006     15.70        19.94     717,277.72

Harris Oakmark Large Cap Value Division/(c)/..... 2004     12.10        13.05     259,038.50
                                                  2005     13.05        12.65     657,582.62
                                                  2006     12.65        14.69     765,542.34

Jennison Growth Division/(c) (g)/................ 2005      4.05         4.87      83,621.23
                                                  2006      4.87         4.92     158,043.25

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.21         4.40      23,883.88
                                                  2005      4.40         4.01      44,635.34

Lazard Mid-Cap Division/(d)/..................... 2004     12.54        13.54      52,137.74
                                                  2005     13.54        14.42     106,924.83
                                                  2006     14.42        16.30     137,961.47

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.59         7.16       8,682.60
                                                  2005      7.16         8.02      40,889.72
                                                  2006      8.02         7.76     115,308.91

Legg Mason Value Equity/(c) (l)/................. 2006      9.32         9.99     168,295.77

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.67       $ 8.50        7,108.64
                                                      2005      8.50         8.95       54,221.16
                                                      2006      8.95         9.35       78,662.90

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.37        12.73      668,226.09
                                                      2005     12.73        12.78    1,896,429.33
                                                      2006     12.78        13.08    2,673,800.30

Loomis Sayles Small Cap Division/(c)/................ 2004     23.30        26.39       14,801.09
                                                      2005     26.39        27.75       55,997.97
                                                      2006     27.75        31.83      129,405.41

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.88        16.92       99,018.73
                                                      2005     16.92        16.92      302,636.36
                                                      2006     16.92        18.21      508,215.16

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.34        12.15       13,753.87
                                                      2005     12.15        12.97       63,998.93
                                                      2006     12.97        14.60      102,207.32

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.63        13.02      153,800.52
                                                      2005     13.02        14.37      379,788.64
                                                      2006     14.37        15.56      557,366.25

MetLife Stock Index Division/(c)/.................... 2004     33.67        36.47      338,133.17
                                                      2005     36.47        37.52      904,449.90
                                                      2006     37.52        42.60    1,185,840.81

MFS Research International Division/(c)/............. 2004      9.73        11.16       34,584.24
                                                      2005     11.16        12.81      204,951.18
                                                      2006     12.81        15.98      379,159.42

MFS Total Return Division/(i)/....................... 2004     36.45        39.62       17,149.94
                                                      2005     39.62        40.16       50,509.77
                                                      2006     40.16        44.31       71,124.70

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.53        11.08      281,853.78
                                                      2005     11.08        12.34      794,801.97
                                                      2006     12.34        15.26    1,046,351.38

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.50        21.58      159,176.32
                                                      2005     21.58        23.81      515,610.17
                                                      2006     23.81        26.09      752,463.93

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.82      390,438.35
                                                      2005     12.82        14.32      802,856.22
                                                      2006     14.32        19.42    1,419,794.34

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.93         8.60       24,431.42
                                                      2006      8.60         9.13      100,408.26

Oppenheimer Global Equity Division/(c)/.............. 2004     12.70        14.65       22,843.94
                                                      2005     14.65        16.75       82,074.43
                                                      2006     16.75        19.20      163,143.97

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.97        11.08       86,341.31

PIMCO Total Return Division/(c)/..................... 2004     11.64        12.06      377,842.08
                                                      2005     12.06        12.16    1,189,276.56
                                                      2006     12.16        12.52    1,461,259.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.16      $  4.33       57,701.30
                                                          2005      4.33         4.74      193,600.64
                                                          2006      4.74         4.92      253,079.50

Russell 2000(R) Index Division/(c)/...................... 2004     13.43        15.37       95,167.37
                                                          2005     15.37        15.80      287,348.53
                                                          2006     15.80        18.31      433,608.13

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     11.13        12.06       93,880.57
                                                          2005     12.06        12.64      243,137.56
                                                          2006     12.64        14.06      323,962.49

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.26         7.10      115,308.81
                                                          2005      7.10         8.02      340,515.41
                                                          2006      8.02         8.39      477,070.23

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.33        13.14       31,368.21
                                                          2005     13.14        14.34      104,136.74
                                                          2006     14.34        14.65      184,047.44

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.56        19.67      107,910.05
                                                          2005     19.67        19.89      449,329.55
                                                          2006     19.89        20.55      761,939.96

Western Asset Management U.S Government Division/(c)/.... 2004     15.34        15.70      148,473.17
                                                          2005     15.70        15.69      460,917.02
                                                          2006     15.69        16.07      622,263.47

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.14       64,461.86
                                                          2006     11.14        12.70      337,483.11

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.29       30,351.09
                                                          2006     10.29        10.84      190,487.84

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.51      390,314.31
                                                          2006     10.51        11.33    1,573,474.05

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.74      685,019.49
                                                          2006     10.74        11.84    3,888,509.84

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.97      350,604.48
                                                          2006     10.97        12.35    2,935,761.18

American Funds at 1.70 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.43        15.11      151,771.39

American Funds Global Small Capitalization Division/(c)/. 2004     16.09        19.13      140,092.44
                                                          2005     19.13        23.57      422,435.60
                                                          2006     23.57        28.75      654,541.21

American Funds Growth Division/(c)/...................... 2004    108.71       120.23       59,830.80
                                                          2005    120.23       137.35      192,657.05
                                                          2006    137.35       148.84      308,943.53

American Funds Growth-Income Division/(c)/............... 2004     84.60        91.80       72,778.03
                                                          2005     91.80        95.52      188,347.32
                                                          2006     95.52       108.19      271,342.46

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.36      $ 15.04       3,602.47

American Funds Global Small Capitalization Division/(c)/ 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41

American Funds Growth Division/(c)/..................... 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68

American Funds Growth-Income Division/(c)/.............. 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27

BlackRock Aggressive Growth Division/(c)/............... 2004     32.50        35.99       6,125.69
                                                         2005     35.99        39.11      12,498.66
                                                         2006     39.11        40.99      27,200.77

BlackRock Bond Income Division/(a)/..................... 2004     41.54        42.98      28,685.98
                                                         2005     42.98        43.21     115,911.30
                                                         2006     43.21        44.28     132,658.95

BlackRock Diversified Division.......................... 2004     34.09        36.73      15,453.64
                                                         2005     36.73        37.17      31,003.98
                                                         2006     37.17        40.33      54,612.97

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     57.07        62.89       4,157.45
                                                         2005     62.89        63.95      11,867.31
                                                         2006     63.95        71.64      17,905.19

BlackRock Large Cap Value Division...................... 2004     10.64        11.73      72,889.51
                                                         2005     11.73        12.18     129,930.61
                                                         2006     12.18        14.28     277,371.16

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.75        24.90      10,780.74
                                                         2005     24.90        26.16      17,048.36
                                                         2006     26.16        26.75      34,554.54

BlackRock Money Market Division/(f)/.................... 2004     21.07        20.97           0.00
                                                         2005     20.97        21.18           0.00
                                                         2006     21.18        21.80           0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.98       $17.96      74,073.36
                                                  2005     17.96        18.37     223,532.64
                                                  2006     18.37        21.05     290,437.96

Cyclical Growth ETF Division/(k)/................ 2006     10.69        11.38       2,415.26

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.50        11.13       7,199.49

Davis Venture Value Division/(c)/................ 2004     28.03        30.13      44,855.88
                                                  2005     30.13        32.61     170,894.10
                                                  2006     32.61        36.69     272,806.88

FI International Stock Division/(c)/............. 2004     11.51        13.13      22,878.39
                                                  2005     13.13        15.20      68,105.57
                                                  2006     15.20        17.39     110,048.90

FI Large Cap Division/(k)/....................... 2006     16.76        16.93       2,350.63

FI Mid Cap Opportunities Division/(h)/........... 2004     14.44        16.24      13,577.22
                                                  2005     16.24        17.04      54,056.40
                                                  2006     17.04        18.71      83,604.41

FI Value Leaders Division/(d)/................... 2004     22.51        25.35       6,139.92
                                                  2005     25.35        27.56      40,725.01
                                                  2006     27.56        30.28      82,477.81

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.75         9.68      11,076.07
                                                  2005      9.68         9.94      35,691.52
                                                  2006      9.94        10.74      63,089.12

Harris Oakmark Focused Value Division/(c)/....... 2004     29.46        31.93      48,425.47
                                                  2005     31.93        34.47     114,332.89
                                                  2006     34.47        38.06     131,110.14

Harris Oakmark International Division/(d)/....... 2004     11.97        13.87      40,003.30
                                                  2005     13.87        15.60     283,467.88
                                                  2006     15.60        19.78     463,970.38

Harris Oakmark Large Cap Value Division/(c)/..... 2004     12.00        12.93     108,290.64
                                                  2005     12.93        12.51     300,285.56
                                                  2006     12.51        14.51     294,966.04

Jennison Growth Division/(c) (g)/................ 2005      4.02         4.83      13,165.94
                                                  2006      4.83         4.87      42,372.95

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.19         4.37       3,071.60
                                                  2005      4.37         3.98       4,272.14

Lazard Mid-Cap Division/(d)/..................... 2004     12.49        13.47       7,419.28
                                                  2005     13.47        14.33      15,908.90
                                                  2006     14.33        16.17      36,753.72

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.56         7.12       2,214.52
                                                  2005      7.12         7.96      32,539.17
                                                  2006      7.96         7.70      49,547.29

Legg Mason Value Equity/(c) (l)/................. 2006      9.22         9.87      22,557.32

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.61       $ 8.42        1,275.31
                                                      2005      8.42         8.86        8,313.82
                                                      2006      8.86         9.26        8,924.96

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.27        12.61      334,407.74
                                                      2005     12.61        12.64    1,057,217.01
                                                      2006     12.64        12.92    1,509,924.45

Loomis Sayles Small Cap Division/(c)/................ 2004     22.95        25.97        7,873.17
                                                      2005     25.97        27.27       28,495.45
                                                      2006     27.27        31.23       54,344.96

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.69        16.70       41,437.91
                                                      2005     16.70        16.68      131,610.71
                                                      2006     16.68        17.92      208,982.46

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.30        12.09        4,211.35
                                                      2005     12.09        12.89       22,178.17
                                                      2006     12.89        14.48       33,138.58

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.56        12.93       62,507.21
                                                      2005     12.93        14.26      164,022.42
                                                      2006     14.26        15.41      250,427.67

MetLife Stock Index Division/(c)/.................... 2004     32.97        35.68      156,814.22
                                                      2005     35.68        36.65      508,917.52
                                                      2006     36.65        41.55      657,793.69

MFS Research International Division/(c)/............. 2004      9.68        11.10        9,587.47
                                                      2005     11.10        12.72       52,928.34
                                                      2006     12.72        15.84      142,466.77

MFS Total Return Division/(i)/....................... 2004     35.53        38.58        2,372.87
                                                      2005     38.58        39.05       24,860.40
                                                      2006     39.05        43.02       30,424.70

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.45        10.98      126,152.13
                                                      2005     10.98        12.21      339,025.45
                                                      2006     12.21        15.07      462,728.80

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.35        21.38       65,404.67
                                                      2005     21.38        23.55      264,533.71
                                                      2006     23.55        25.78      358,701.49

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.81      143,462.81
                                                      2005     12.81        14.28      424,019.39
                                                      2006     14.28        19.34      666,439.10

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.88         8.54       13,129.16
                                                      2006      8.54         9.05       40,015.91

Oppenheimer Global Equity Division/(c)/.............. 2004     12.57        14.48        9,526.43
                                                      2005     14.48        16.53       41,647.66
                                                      2006     16.53        18.92       80,340.10

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.92        11.02       46,025.77

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.59      $ 11.99      175,654.13
                                                          2005     11.99        12.07      553,686.34
                                                          2006     12.07        12.41      649,425.03

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.14         4.30       54,690.49
                                                          2005      4.30         4.70      116,180.49
                                                          2006      4.70         4.87      135,078.24

Russell 2000(R) Index Division/(c)/...................... 2004     13.32        15.23       43,993.41
                                                          2005     15.23        15.63      125,097.16
                                                          2006     15.63        18.09      195,532.47

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     11.04        11.95       37,785.95
                                                          2005     11.95        12.50      105,911.34
                                                          2006     12.50        13.89      144,424.76

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.23         7.06       37,130.45
                                                          2005      7.06         7.96      124,056.64
                                                          2006      7.96         8.32      194,513.98

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.20        12.99       11,525.19
                                                          2005     12.99        14.15       87,611.08
                                                          2006     14.15        14.44      117,645.04

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.30        19.38       41,564.54
                                                          2005     19.38        19.56      221,755.12
                                                          2006     19.56        20.18      319,978.60

Western Asset Management U.S Government Division/(c)/.... 2004     15.13        15.47       82,723.50
                                                          2005     15.47        15.43      242,323.34
                                                          2006     15.43        15.78      293,388.48

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.13       29,348.44
                                                          2006     11.13        12.67       92,202.40

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.28       34,049.10
                                                          2006     10.28        10.82      219,274.10

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.50      167,681.07
                                                          2006     10.50        11.31      803,741.14

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.73      384,317.09
                                                          2006     10.73        11.81    1,882,802.48

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.95      299,456.61
                                                          2006     10.95        12.31    1,441,069.15

American Funds at 1.85 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.23        14.89      104,580.49

American Funds Global Small Capitalization Division/(c)/. 2004     15.96        18.93       68,677.50
                                                          2005     18.93        23.30      237,611.10
                                                          2006     23.30        28.38      407,554.60

American Funds Growth Division/(c)/...................... 2004    105.51       116.52       31,410.78
                                                          2005    116.52       132.91      109,541.48
                                                          2006    132.91       143.81      161,281.14

American Funds Growth-Income Division/(c)/............... 2004     82.11        88.97       32,405.93
                                                          2005     88.97        92.43       95,865.42
                                                          2006     92.43       104.54      129,393.14

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.23      $ 14.89     110,668.18

American Funds Global Small Capitalization Division/(c)/ 2001     13.66        13.32           0.00
                                                         2002     13.32        10.59      32,229.47
                                                         2003     10.59        15.96     171,695.10
                                                         2004     15.96        18.93     369,097.08
                                                         2005     18.93        23.30     429,939.53
                                                         2006     23.30        28.38     467,603.88

American Funds Growth Division/(c)/..................... 2001    117.06       105.89           0.00
                                                         2002    105.89        78.52      21,502.34
                                                         2003     78.52       105.46     124,946.44
                                                         2004    105.46       116.46     226,287.64
                                                         2005    116.46       132.85     227,880.56
                                                         2006    132.85       143.74     219,738.44

American Funds Growth-Income Division/(c)/.............. 2001     82.13        78.76           0.00
                                                         2002     78.76        63.13      26,184.96
                                                         2003     63.13        82.07     152,150.41
                                                         2004     82.07        88.92     272,765.78
                                                         2005     88.92        92.39     271,138.47
                                                         2006     92.39       104.49     255,679.74

BlackRock Aggressive Growth Division/(c)/............... 2004     31.99        35.39      14,507.99
                                                         2005     35.39        38.43      33,286.34
                                                         2006     38.43        40.23      43,705.22

BlackRock Bond Income Division/(a)/..................... 2004     40.69        42.07      99,262.50
                                                         2005     42.07        42.25     244,663.60
                                                         2006     42.25        43.26     285,288.76

BlackRock Diversified Division.......................... 2004     33.49        36.06      80,214.35
                                                         2005     36.06        36.45     170,523.14
                                                         2006     36.45        39.51     198,591.75

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     55.89        61.55      16,467.79
                                                         2005     61.55        62.52      29,159.47
                                                         2006     62.52        69.98      31,632.37

BlackRock Large Cap Value Division...................... 2004     10.62        11.70      97,499.59
                                                         2005     11.70        12.14     281,289.27
                                                         2006     12.14        14.22     785,867.66

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.54        24.65      17,058.19
                                                         2005     24.65        25.87      55,172.58
                                                         2006     25.87        26.42      80,102.03

BlackRock Money Market Division/(f)/.................... 2004     20.64        20.53      33,612.06
                                                         2005     20.53        20.72      96,921.47
                                                         2006     20.72        21.29     121,116.76

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.92       $17.88     319,423.19
                                                  2005     17.88        18.26     519,681.12
                                                  2006     18.26        20.91     565,296.57

Cyclical Growth ETF Division/(k)/................ 2006     10.68        11.37      26,769.64

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.49        11.11      22,946.50

Davis Venture Value Division/(c)/................ 2004     27.76        29.82     141,982.73
                                                  2005     29.82        32.25     388,337.72
                                                  2006     32.25        36.25     584,897.58

FI International Stock Division/(c)/............. 2004     11.36        12.95      66,514.52
                                                  2005     12.95        14.98     189,007.22
                                                  2006     14.98        17.12     286,646.95

FI Large Cap Division/(k)/....................... 2006     16.60        16.76       8,101.86

FI Mid Cap Opportunities Division/(h)/........... 2004     14.34        16.11      87,053.78
                                                  2005     16.11        16.89     144,414.87
                                                  2006     16.89        18.53     233,166.60

FI Value Leaders Division/(d)/................... 2004     22.26        25.06      19,437.68
                                                  2005     25.06        27.21      93,322.20
                                                  2006     27.21        29.87     170,569.65

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.73         9.64      57,281.24
                                                  2005      9.64         9.90     154,552.24
                                                  2006      9.90        10.68     155,088.49

Harris Oakmark Focused Value Division/(c)/....... 2004     29.14        31.56     117,721.46
                                                  2005     31.56        34.04     298,396.49
                                                  2006     34.04        37.54     324,215.96

Harris Oakmark International Division/(d)/....... 2004     11.94        13.83     151,127.30
                                                  2005     13.83        15.53     405,603.51
                                                  2006     15.53        19.68     897,052.85

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.93        12.85     374,626.53
                                                  2005     12.85        12.43     724,619.90
                                                  2006     12.43        14.40     756,964.22

Jennison Growth Division/(c) (g)/................ 2005      4.00         4.80      61,967.11
                                                  2006      4.80         4.84     142,425.77

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.17         4.35      17,007.14
                                                  2005      4.35         3.96      24,141.97

Lazard Mid-Cap Division/(d)/..................... 2004     12.46        13.43      36,281.76
                                                  2005     13.43        14.27      72,907.38
                                                  2006     14.27        16.09     140,197.13

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.54         7.09      37,453.78
                                                  2005      7.09         7.92     107,721.48
                                                  2006      7.92         7.65     181,140.34

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity/(c) (l)/..................... 2006    $ 9.15       $ 9.80       85,499.93

Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004      7.57         8.38       12,559.46
                                                      2005      8.38         8.80       26,386.07
                                                      2006      8.80         9.19       44,385.13

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.20        12.54      912,875.40
                                                      2005     12.54        12.55    2,487,168.01
                                                      2006     12.55        12.81    3,484,985.75

Loomis Sayles Small Cap Division/(c)/................ 2004     22.72        25.69       12,143.39
                                                      2005     25.69        26.95       40,829.47
                                                      2006     26.95        30.84      130,657.92

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.57        16.56      124,851.59
                                                      2005     16.56        16.52      328,720.38
                                                      2006     16.52        17.73      549,861.12

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.27        12.05       26,294.95
                                                      2005     12.05        12.83       50,215.73
                                                      2006     12.83        14.41       82,523.50
MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.52        12.87      208,061.30
                                                      2005     12.87        14.18      554,103.04
                                                      2006     14.18        15.31      720,723.19

MetLife Stock Index Division/(c)/.................... 2004     32.51        35.16      454,627.96
                                                      2005     35.16        36.08    1,199,871.15
                                                      2006     36.08        40.86    1,603,848.66

MFS Research International Division/(c)/............. 2004      9.65        11.06       50,747.07
                                                      2005     11.06        12.66      136,987.82
                                                      2006     12.66        15.75      459,100.86

MFS Total Return Division/(i)/....................... 2004     34.93        37.91       57,702.72
                                                      2005     37.91        38.33      124,020.75
                                                      2006     38.33        42.19      132,486.50

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.40        10.91      332,349.68
                                                      2005     10.91        12.12      858,238.92
                                                      2006     12.12        14.95    1,194,424.94

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.25        21.25      245,824.45
                                                      2005     21.25        23.39      630,927.75
                                                      2006     23.39        25.57      853,094.21

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.80      500,548.88
                                                      2005     12.80        14.26    1,035,388.32
                                                      2006     14.26        19.29    1,703,076.70

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.84         8.50       40,222.67
                                                      2006      8.50         8.99      137,636.89

Oppenheimer Global Equity Division/(c)/.............. 2004     12.48        14.36       27,956.80
                                                      2005     14.36        16.38      117,941.26
                                                      2006     16.38        18.74      248,855.43

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.89        10.98       98,620.86

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.55      $ 11.95      498,836.31
                                                          2005     11.95        12.01    1,136,842.07
                                                          2006     12.01        12.34    1,359,793.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.12         4.29       73,802.78
                                                          2005      4.29         4.68      148,140.40
                                                          2006      4.68         4.84      259,282.93

Russell 2000(R) Index Division/(c)/...................... 2004     13.25        15.14      141,755.55
                                                          2005     15.14        15.52      350,011.64
                                                          2006     15.52        17.94      523,741.24

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.98        11.87      110,295.64
                                                          2005     11.87        12.41      294,698.78
                                                          2006     12.41        13.78      410,605.16

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.21         7.03      107,430.42
                                                          2005      7.03         7.92      343,464.54
                                                          2006      7.92         8.27      506,529.21

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.11        12.89       69,587.07
                                                          2005     12.89        14.03      124,476.65
                                                          2006     14.03        14.29      172,403.57

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.13        19.18      172,124.52
                                                          2005     19.18        19.34      576,153.07
                                                          2006     19.34        19.93      721,556.34

Western Asset Management U.S Government Division/(c)/.... 2004     14.98        15.31      179,014.21
                                                          2005     15.31        15.26      589,407.46
                                                          2006     15.26        15.59      712,004.15

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.12       28,913.27
                                                          2006     11.12        12.65      196,169.63

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.27      265,930.71
                                                          2006     10.27        10.80      432,526.78

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.49      455,839.07
                                                          2006     10.49        11.29    1,597,413.69

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.72    1,208,419.42
                                                          2006     10.72        11.79    3,901,804.14

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.95      600,426.63
                                                          2006     10.95        12.29    2,916,170.94

American Funds at 1.95 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.10        14.75      357,999.08

American Funds Global Small Capitalization Division/(c)/. 2004     15.87        18.81      154,178.34
                                                          2005     18.81        23.12      388,885.90
                                                          2006     23.12        28.13      690,957.63

American Funds Growth Division/(c)/...................... 2004    103.43       114.11       97,615.02
                                                          2005    114.11       130.03      234,076.91
                                                          2006    130.03       140.56      338,346.73

American Funds Growth-Income Division/(c)/............... 2004     80.49        87.13      102,191.11
                                                          2005     87.13        90.43      253,909.56
                                                          2006     90.43       102.17      351,895.32

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.04      $ 14.68        285.76

American Funds Global Small Capitalization Division/(c)/ 2001     13.59        13.25          0.00
                                                         2002     13.25        10.51          0.00
                                                         2003     10.51        15.82     16,276.78
                                                         2004     15.82        18.75     35,175.14
                                                         2005     18.75        23.04     41,539.10
                                                         2006     23.04        28.01     76,385.21

American Funds Growth Division/(c)/..................... 2001    114.03       103.08          0.00
                                                         2002    103.08        76.33          0.00
                                                         2003     76.33       102.36      9,687.49
                                                         2004    102.36       112.86     20,523.05
                                                         2005    112.86       128.55     19,557.50
                                                         2006    128.55       138.89     18,383.62

American Funds Growth-Income Division/(c)/.............. 2001     80.00        76.67          0.00
                                                         2002     76.67        61.37        595.67
                                                         2003     61.37        79.66     16,673.18
                                                         2004     79.66        86.18     28,078.77
                                                         2005     86.18        89.40     20,444.99
                                                         2006     89.40       100.96     18,095.73

BlackRock Aggressive Growth Division/(c)/............... 2004     31.23        34.52      1,936.92
                                                         2005     34.52        37.42      2,919.02
                                                         2006     37.42        39.12      6,593.98

BlackRock Bond Income Division/(a)/..................... 2004     39.44        40.74     12,203.33
                                                         2005     40.74        40.86     25,429.41
                                                         2006     40.86        41.77     41,165.96

BlackRock Diversified Division.......................... 2004     32.60        35.07     10,496.05
                                                         2005     35.07        35.40     18,982.49
                                                         2006     35.40        38.32     20,874.02

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     54.17        59.59      1,881.76
                                                         2005     59.59        60.45      3,756.59
                                                         2006     60.45        67.55      6,856.82

BlackRock Large Cap Value Division...................... 2004     10.59        11.65      7,999.04
                                                         2005     11.65        12.07     24,302.59
                                                         2006     12.07        14.12     75,219.82

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.22        24.27      9,423.14
                                                         2005     24.27        25.44      4,568.51
                                                         2006     25.44        25.94      8,075.47

BlackRock Money Market Division/(f)/.................... 2004     20.01        19.88     20,934.55
                                                         2005     19.88        20.03      8,434.82
                                                         2006     20.03        20.56      9,432.79

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.83       $17.76      40,690.20
                                                  2005     17.76        18.12      81,971.87
                                                  2006     18.12        20.71     103,214.52

Cyclical Growth ETF Division/(k)/................ 2006     10.67        11.35          78.81

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.48        11.09          50.25

Davis Venture Value Division/(c)/................ 2004     27.37        29.37      31,161.37
                                                  2005     29.37        31.71      60,892.62
                                                  2006     31.71        35.59     102,139.81

FI International Stock Division/(c)/............. 2004     11.14        12.69       2,465.13
                                                  2005     12.69        14.65      10,628.57
                                                  2006     14.65        16.72      23,054.77

FI Large Cap Division/(k)/....................... 2006     16.36        16.50         912.12

FI Mid Cap Opportunities Division/(h)/........... 2004     14.19        15.92       8,203.79
                                                  2005     15.92        16.67      14,255.47
                                                  2006     16.67        18.26      16,262.91

FI Value Leaders Division/(d)/................... 2004     21.89        24.62       3,119.82
                                                  2005     24.62        26.70      17,700.78
                                                  2006     26.70        29.26      29,405.15

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.69         9.59       2,837.37
                                                  2005      9.59         9.83       4,382.34
                                                  2006      9.83        10.59      10,108.02

Harris Oakmark Focused Value Division/(c)/....... 2004     28.66        31.01      10,938.90
                                                  2005     31.01        33.40      39,037.45
                                                  2006     33.40        36.78      53,222.82

Harris Oakmark International Division/(d)/....... 2004     11.89        13.76      21,852.43
                                                  2005     13.76        15.44      51,829.46
                                                  2006     15.44        19.53     114,085.91

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.83        12.73      24,712.03
                                                  2005     12.73        12.29      94,008.85
                                                  2006     12.29        14.22     131,465.63

Jennison Growth Division/(c) (g)/................ 2005      3.97         4.76       2,883.67
                                                  2006      4.76         4.79       9,227.62
Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.15         4.31         166.62
                                                  2005      4.31         3.93         166.45

Lazard Mid-Cap Division/(d)/..................... 2004     12.41        13.37       1,884.05
                                                  2005     13.37        14.18       8,881.48
                                                  2006     14.18        15.96      11,450.66

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.51         7.05       1,971.14
                                                  2005      7.05         7.86       7,035.25
                                                  2006      7.86         7.58      18,287.94

Legg Mason Value Equity/(c) (l)/................. 2006      9.06         9.68      23,737.63

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.51       $ 8.31         881.90
                                                      2005      8.31         8.72       3,593.59
                                                      2006      8.72         9.10      12,123.92

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.10        12.42     112,089.24
                                                      2005     12.42        12.42     259,575.03
                                                      2006     12.42        12.66     298,677.10

Loomis Sayles Small Cap Division/(c)/................ 2004     22.38        25.29       2,706.09
                                                      2005     25.29        26.48       8,531.22
                                                      2006     26.48        30.26      18,511.16

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.38        16.34       8,309.78
                                                      2005     16.34        16.28      22,220.05
                                                      2006     16.28        17.45      46,666.36

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.23        12.00       1,548.23
                                                      2005     12.00        12.75       6,758.71
                                                      2006     12.75        14.29      11,749.55

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.45        12.79      36,438.48
                                                      2005     12.79        14.06      79,289.13
                                                      2006     14.06        15.16      93,502.64

MetLife Stock Index Division/(c)/.................... 2004     31.84        34.39      66,514.00
                                                      2005     34.39        35.24     137,284.94
                                                      2006     35.24        39.85     143,558.08

MFS Research International Division/(c)/............. 2004      9.60        10.99       9,588.22
                                                      2005     10.99        12.56      31,239.40
                                                      2006     12.56        15.61      55,909.20

MFS Total Return Division/(i)/....................... 2004     34.05        36.91       2,362.83
                                                      2005     36.91        37.27      21,930.33
                                                      2006     37.27        40.96      12,278.96

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.33        10.81      50,755.18
                                                      2005     10.81        11.99     109,187.10
                                                      2006     11.99        14.77     108,247.58

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.10        21.06      21,081.97
                                                      2005     21.06        23.14      86,924.58
                                                      2006     23.14        25.26     128,208.60

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.79      46,331.32
                                                      2005     12.79        14.23     123,861.73
                                                      2006     14.23        19.22     225,365.42

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.79         8.44       7,145.14
                                                      2006      8.44         8.91      11,798.94

Oppenheimer Global Equity Division/(c)/.............. 2004     12.34        14.20       6,130.20
                                                      2005     14.20        16.16      11,094.06
                                                      2006     16.16        18.46      20,708.84

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.84        10.92       8,750.65

PIMCO Total Return Division/(c)/..................... 2004     11.49        11.88      44,470.27
                                                      2005     11.88        11.92     118,147.15
                                                      2006     11.92        12.23     148,988.71

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.10      $  4.26      41,703.19
                                                          2005      4.26         4.64       7,809.11
                                                          2006      4.64         4.80      10,707.73

Russell 2000(R) Index Division/(c)/...................... 2004     13.14        15.00      24,091.71
                                                          2005     15.00        15.36      54,386.94
                                                          2006     15.36        17.73      77,172.79

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.89        11.77      11,706.79
                                                          2005     11.77        12.28      31,767.70
                                                          2006     12.28        13.61      39,997.07

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.18         6.99       5,792.84
                                                          2005      6.99         7.86      30,236.23
                                                          2006      7.86         8.20      57,433.72

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.98        12.74       4,888.49
                                                          2005     12.74        13.85      14,095.69
                                                          2006     13.85        14.09      14,021.46

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.87        18.89      10,385.34
                                                          2005     18.89        19.02      75,416.95
                                                          2006     19.02        19.57     102,265.24

Western Asset Management U.S Government Division/(c)/.... 2004     14.77        15.08      30,454.36
                                                          2005     15.08        15.01      83,256.83
                                                          2006     15.01        15.31      97,864.20

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.11         225.18
                                                          2006     11.11        12.62       6,219.56

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.26       3,874.57
                                                          2006     10.26        10.77      18,659.38

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.48      70,714.08
                                                          2006     10.48        11.26     187,956.39

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.71      85,846.97
                                                          2006     10.71        11.76     463,035.46

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.94     122,891.77
                                                          2006     10.94        12.26     419,480.40

American Funds at 2.10 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.91        14.54      22,784.06

American Funds Global Small Capitalization Division/(c)/. 2004     15.73        18.62      29,197.21
                                                          2005     18.62        22.86      65,064.34
                                                          2006     22.86        27.77     111,854.84

American Funds Growth Division/(c)/...................... 2004    100.39       110.58      13,152.20
                                                          2005    110.58       125.83      29,151.88
                                                          2006    125.83       135.81      46,224.23

American Funds Growth-Income Division/(c)/............... 2004     78.13        84.44      10,297.47
                                                          2005     84.44        87.51      29,267.22
                                                          2006     87.51        98.72      48,176.05

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.91      $ 14.54        609.09

American Funds Global Small Capitalization Division/(c)/ 2001     13.55        13.20          0.00
                                                         2002     13.20        10.46      6,770.73
                                                         2003     10.46        15.73     19,818.67
                                                         2004     15.73        18.62     27,055.05
                                                         2005     18.62        22.86     27,764.62
                                                         2006     22.86        27.77     33,806.46

American Funds Growth Division/(c)/..................... 2001    112.05       101.25          0.00
                                                         2002    101.25        74.90      2,729.99
                                                         2003     74.90       100.34      9,349.78
                                                         2004    100.34       110.53     14,562.37
                                                         2005    110.53       125.77     15,316.45
                                                         2006    125.77       135.74     16,484.29

American Funds Growth-Income Division/(c)/.............. 2001     78.61        75.31          0.00
                                                         2002     75.31        60.22      3,960.17
                                                         2003     60.22        78.09     20,009.43
                                                         2004     78.09        84.39     24,296.87
                                                         2005     84.39        87.47     24,577.59
                                                         2006     87.47        98.68     23,058.63

BlackRock Aggressive Growth Division/(c)/............... 2004     30.73        33.95          0.00
                                                         2005     33.95        36.77          0.00
                                                         2006     36.77        38.39      1,194.30

BlackRock Bond Income Division/(a)/..................... 2004     38.63        39.88        528.75
                                                         2005     39.88        39.95      2,908.64
                                                         2006     39.95        40.81      2,700.98

BlackRock Diversified Division.......................... 2004     32.03        34.43      1,286.48
                                                         2005     34.43        34.72      1,417.92
                                                         2006     34.72        37.54      1,304.25

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     53.05        58.32          0.00
                                                         2005     58.32        59.10         64.81
                                                         2006     59.10        65.98        534.50

BlackRock Large Cap Value Division...................... 2004     10.57        11.62          0.00
                                                         2005     11.62        12.03      3,132.73
                                                         2006     12.03        14.05      4,271.56

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.01        24.03      1,115.87
                                                         2005     24.03        25.16      1,111.80
                                                         2006     25.16        25.63      1,227.84

BlackRock Money Market Division/(f)/.................... 2004     19.60        19.46          0.00
                                                         2005     19.46        19.59          0.00
                                                         2006     19.59        20.09          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.77       $17.68      3,999.70
                                                  2005     17.68        18.02      6,163.03
                                                  2006     18.02        20.57      7,949.48

Cyclical Growth ETF Division/(k)/................ 2006     10.67        11.33        670.77

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.47        11.08      2,714.30

Davis Venture Value Division/(c)/................ 2004     27.11        29.07        345.72
                                                  2005     29.07        31.36      4,729.71
                                                  2006     31.36        35.16      5,991.31

FI International Stock Division/(c)/............. 2004     11.00        12.52         47.63
                                                  2005     12.52        14.44      2,963.92
                                                  2006     14.44        16.46      4,110.21

FI Large Cap Division/(k)/....................... 2006     16.20        16.33          0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     14.08        15.80      1,081.56
                                                  2005     15.80        16.52      2,267.62
                                                  2006     16.52        18.08      3,620.59

FI Value Leaders Division/(d)/................... 2004     21.65        24.34        233.65
                                                  2005     24.34        26.36      4,359.90
                                                  2006     26.36        28.87      3,387.51

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.66         9.56          0.00
                                                  2005      9.56         9.78        252.79
                                                  2006      9.78        10.53      1,890.28

Harris Oakmark Focused Value Division/(c)/....... 2004     28.35        30.65        953.24
                                                  2005     30.65        32.98      4,369.76
                                                  2006     32.98        36.28      2,625.73

Harris Oakmark International Division/(d)/....... 2004     11.86        13.72        949.47
                                                  2005     13.72        15.37      4,360.22
                                                  2006     15.37        19.42      5,990.28

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.77        12.65      1,123.06
                                                  2005     12.65        12.21      4,829.93
                                                  2006     12.21        14.11      1,157.60

Jennison Growth Division/(c) (g)/................ 2005      3.95         4.73      3,161.78
                                                  2006      4.73         4.76      3,155.78

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.13         4.29        931.60
                                                  2005      4.29         3.91        930.56

Lazard Mid-Cap Division/(d)/..................... 2004     12.38        13.32        744.36
                                                  2005     13.32        14.12        379.82
                                                  2006     14.12        15.88        464.48

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.48         7.02        363.43
                                                  2005      7.02         7.82      2,208.93
                                                  2006      7.82         7.54      4,667.37

Legg Mason Value Equity/(c) (l)/................. 2006      9.00         9.61      1,368.60

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.48       $ 8.26          0.00
                                                      2005      8.26         8.66        511.00
                                                      2006      8.66         9.03      1,368.70

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.03        12.35     31,888.21
                                                      2005     12.35        12.33     58,362.22
                                                      2006     12.33        12.56     52,710.37

Loomis Sayles Small Cap Division/(c)/................ 2004     22.16        25.02        957.25
                                                      2005     25.02        26.17      1,914.50
                                                      2006     26.17        29.88      2,596.92

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.26        16.20        993.97
                                                      2005     16.20        16.13      2,941.48
                                                      2006     16.13        17.26      6,019.69

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.20        11.96      1,999.50
                                                      2005     11.96        12.70      4,087.05
                                                      2006     12.70        14.22      4,077.01

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.41        12.73      3,071.40
                                                      2005     12.73        13.98      4,379.18
                                                      2006     13.98        15.06      7,809.23

MetLife Stock Index Division/(c)/.................... 2004     31.39        33.89     13,176.55
                                                      2005     33.89        34.69     20,802.11
                                                      2006     34.69        39.19     20,974.70

MFS Research International Division/(c)/............. 2004      9.57        10.95        476.58
                                                      2005     10.95        12.50      1,637.50
                                                      2006     12.50        15.52      6,763.82

MFS Total Return Division/(i)/....................... 2004     33.48        36.27        646.66
                                                      2005     36.27        36.58      1,203.01
                                                      2006     36.58        40.16      1,029.13

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.27        10.75      9,314.05
                                                      2005     10.75        11.90     13,763.63
                                                      2006     11.90        14.65     13,998.00

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.00        20.93      2,574.08
                                                      2005     20.93        22.97      7,229.51
                                                      2006     22.97        25.05      9,441.32

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.78      7,319.82
                                                      2005     12.78        14.20     19,686.55
                                                      2006     14.20        19.16     42,276.42

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.76         8.40      1,552.74
                                                      2006      8.40         8.86      5,249.29

Oppenheimer Global Equity Division/(c)/.............. 2004     12.25        14.09      2,591.07
                                                      2005     14.09        16.02      4,150.28
                                                      2006     16.02        18.28      8,339.32

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.81        10.88          0.00

PIMCO Total Return Division/(c)/..................... 2004     11.46        11.83      4,757.70
                                                      2005     11.83        11.86     14,606.50
                                                      2006     11.86        12.16     13,969.05

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.09      $  4.24        213.88
                                                          2005      4.24         4.62        212.24
                                                          2006      4.62         4.77      3,322.25

Russell 2000(R) Index Division/(c)/...................... 2004     13.07        14.91      2,868.80
                                                          2005     14.91        15.25      3,573.72
                                                          2006     15.25        17.58      8,011.43

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.83        11.69        356.94
                                                          2005     11.69        12.19      1,171.46
                                                          2006     12.19        13.50      1,416.31

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.16         6.96        559.85
                                                          2005      6.96         7.83      4,916.77
                                                          2006      7.83         8.15      5,805.41

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.90        12.64        602.29
                                                          2005     12.64        13.72      1,137.94
                                                          2006     13.72        13.95      1,361.63

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.70        18.70      2,689.93
                                                          2005     18.70        18.81      8,012.26
                                                          2006     18.81        19.34      7,032.64

Western Asset Management U.S Government Division/(c)/.... 2004     14.63        14.92      2,108.37
                                                          2005     14.92        14.84      6,283.23
                                                          2006     14.84        15.13      4,472.45

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.10          0.00
                                                          2006     11.10        12.60          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.26          0.00
                                                          2006     10.26        10.75      2,074.04

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.47      7,354.91
                                                          2006     10.47        11.24     14,148.53

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.70     46,491.36
                                                          2006     10.70        11.74     69,819.26

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.93     11,458.42
                                                          2006     10.93        12.24     63,979.50

American Funds at 2.20 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.79        14.40          0.00

American Funds Global Small Capitalization Division/(c)/. 2004     15.64        18.50      1,548.37
                                                          2005     18.50        22.68      3,303.35
                                                          2006     22.68        27.53      9,878.37

American Funds Growth Division/(c)/...................... 2004     98.41       108.29      1,538.99
                                                          2005    108.29       123.10      2,730.25
                                                          2006    123.10       132.73      4,551.06

American Funds Growth-Income Division/(c)/............... 2004     76.59        82.69      1,555.89
                                                          2005     82.69        85.61      3,032.38
                                                          2006     85.61        96.49      4,108.55

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.98      $ 14.61       8,302.42

American Funds Global Small Capitalization Division/(c)/ 2001     13.57        13.22           0.00
                                                         2002     13.22        10.49       3,013.91
                                                         2003     10.49        15.78      24,019.52
                                                         2004     15.78        18.68      75,500.24
                                                         2005     18.68        22.95      75,518.87
                                                         2006     22.95        27.89      65,936.39

American Funds Growth Division/(c)/..................... 2001    113.04       102.16           0.00
                                                         2002    102.16        75.61       1,405.54
                                                         2003     75.61       101.34      18,951.53
                                                         2004    101.34       111.69      41,274.48
                                                         2005    111.69       127.15      35,235.78
                                                         2006    127.15       137.31      29,683.32

American Funds Growth-Income Division/(c)/.............. 2001     79.30        75.99           0.00
                                                         2002     75.99        60.79         738.38
                                                         2003     60.79        78.87      24,558.88
                                                         2004     78.87        85.28      46,623.82
                                                         2005     85.28        88.43      35,378.65
                                                         2006     88.43        99.81      32,205.65

BlackRock Aggressive Growth Division/(c)/............... 2004     30.98        34.23       2,563.08
                                                         2005     34.23        37.09       4,192.86
                                                         2006     37.09        38.75       5,261.53

BlackRock Bond Income Division/(a)/..................... 2004     39.04        40.31       8,496.88
                                                         2005     40.31        40.40      23,822.60
                                                         2006     40.40        41.28      34,782.13

BlackRock Diversified Division.......................... 2004     32.31        34.75      13,155.22
                                                         2005     34.75        35.06      27,231.71
                                                         2006     35.06        37.93      29,430.26

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     53.61        58.96       1,909.74
                                                         2005     58.96        59.77       2,660.67
                                                         2006     59.77        66.76       3,705.30

BlackRock Large Cap Value Division...................... 2004     10.58        11.63      22,322.20
                                                         2005     11.63        12.05      41,594.87
                                                         2006     12.05        14.09     116,327.23

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.11        24.15       4,428.47
                                                         2005     24.15        25.30      10,411.55
                                                         2006     25.30        25.79      17,725.63

BlackRock Money Market Division/(f)/.................... 2004     19.80        19.67       1,072.38
                                                         2005     19.67        19.81       7,603.00
                                                         2006     19.81        20.32       8,198.05

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.80       $17.72      55,979.61
                                                  2005     17.72        18.07      98,736.12
                                                  2006     18.07        20.64     112,796.68

Cyclical Growth ETF Division/(k)/................ 2006     10.67        11.34           2.69

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.48        11.09          71.66

Davis Venture Value Division/(c)/................ 2004     27.24        29.22      18,162.55
                                                  2005     29.22        31.54      52,269.42
                                                  2006     31.54        35.38      78,511.61

FI International Stock Division/(c)/............. 2004     11.07        12.60       7,892.03
                                                  2005     12.60        14.54      22,696.08
                                                  2006     14.54        16.59      51,532.87

FI Large Cap Division/(k)/....................... 2006     16.28        16.41       1,576.80

FI Mid Cap Opportunities Division/(h)/........... 2004     14.13        15.86       6,514.49
                                                  2005     15.86        16.60      27,484.79
                                                  2006     16.60        18.17      69,751.33

FI Value Leaders Division/(d)/................... 2004     21.77        24.48       5,620.49
                                                  2005     24.48        26.53      24,352.49
                                                  2006     26.53        29.06      50,585.56

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.67         9.57       6,866.00
                                                  2005      9.57         9.81      14,892.87
                                                  2006      9.81        10.56      23,574.14

Harris Oakmark Focused Value Division/(c)/....... 2004     28.50        30.83      18,953.73
                                                  2005     30.83        33.19      44,310.59
                                                  2006     33.19        36.53      34,293.35

Harris Oakmark International Division/(d)/....... 2004     11.88        13.74      19,839.38
                                                  2005     13.74        15.40      46,534.14
                                                  2006     15.40        19.48     125,310.90

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.80        12.69      89,526.94
                                                  2005     12.69        12.25     140,906.69
                                                  2006     12.25        14.16     147,417.10

Jennison Growth Division/(c) (g)/................ 2005      3.96         4.75      17,649.05
                                                  2006      4.75         4.77      34,473.50

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.14         4.30       8,461.18
                                                  2005      4.30         3.92      15,706.71

Lazard Mid-Cap Division/(d)/..................... 2004     12.40        13.34       8,860.83
                                                  2005     13.34        14.15      13,904.65
                                                  2006     14.15        15.92      35,006.86

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.49         7.04       2,152.57
                                                  2005      7.04         7.84      11,420.66
                                                  2006      7.84         7.56      43,155.36

Legg Mason Value Equity/(c) (l)/................. 2006      9.03         9.65      33,449.10

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.49       $ 8.28       6,409.53
                                                      2005      8.28         8.69      14,609.30
                                                      2006      8.69         9.06      17,892.23

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.07        12.38     187,078.15
                                                      2005     12.38        12.38     551,933.01
                                                      2006     12.38        12.61     804,630.02

Loomis Sayles Small Cap Division/(c)/................ 2004     22.27        25.15       1,928.19
                                                      2005     25.15        26.33       7,199.13
                                                      2006     26.33        30.07      49,397.54

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.32        16.27      30,495.71
                                                      2005     16.27        16.20      73,264.68
                                                      2006     16.20        17.35     104,800.64

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.21        11.98       3,867.30
                                                      2005     11.98        12.72      15,395.42
                                                      2006     12.72        14.26      20,736.20

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.43        12.76      56,261.03
                                                      2005     12.76        14.02     124,981.68
                                                      2006     14.02        15.11     225,611.34

MetLife Stock Index Division/(c)/.................... 2004     31.61        34.14     113,413.87
                                                      2005     34.14        34.97     305,157.46
                                                      2006     34.97        39.52     411,168.43

MFS Research International Division/(c)/............. 2004      9.59        10.97      15,145.00
                                                      2005     10.97        12.53      25,743.00
                                                      2006     12.53        15.57     104,895.91

MFS Total Return Division/(i)/....................... 2004     33.76        36.59       3,816.14
                                                      2005     36.59        36.93      15,082.43
                                                      2006     36.93        40.56      38,985.17

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.30        10.78      93,488.74
                                                      2005     10.78        11.95     227,873.64
                                                      2006     11.95        14.71     313,985.53

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.05        20.99      36,734.21
                                                      2005     20.99        23.05      91,597.80
                                                      2006     23.05        25.16     115,220.08

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.79      60,311.53
                                                      2005     12.79        14.21     159,522.75
                                                      2006     14.21        19.19     298,819.21

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.78         8.42      11,045.82
                                                      2006      8.42         8.89      31,118.38

Oppenheimer Global Equity Division/(c)/.............. 2004     12.30        14.14       7,687.26
                                                      2005     14.14        16.09      18,561.69
                                                      2006     16.09        18.37      46,604.61

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.83        10.90      12,083.89

PIMCO Total Return Division/(c)/..................... 2004     11.47        11.85      91,450.71
                                                      2005     11.85        11.89     211,423.65
                                                      2006     11.89        12.20     283,358.24

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.10      $  4.25      20,294.24
                                                          2005      4.25         4.63      22,047.22
                                                          2006      4.63         4.79      34,273.48

Russell 2000(R) Index Division/(c)/...................... 2004     13.10        14.95      29,954.58
                                                          2005     14.95        15.30      65,152.20
                                                          2006     15.30        17.65     105,614.62

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.86        11.73      39,975.81
                                                          2005     11.73        12.24      61,086.27
                                                          2006     12.24        13.56      74,688.89

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.17         6.97      26,082.30
                                                          2005      6.97         7.85      47,602.89
                                                          2006      7.85         8.17     105,812.07

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.94        12.69      10,681.68
                                                          2005     12.69        13.78      23,051.77
                                                          2006     13.78        14.02      28,507.52

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.79        18.79      14,023.91
                                                          2005     18.79        18.91      62,081.03
                                                          2006     18.91        19.45      96,822.65

Western Asset Management U.S Government Division/(c)/.... 2004     14.70        15.00      56,301.68
                                                          2005     15.00        14.92     105,648.46
                                                          2006     14.92        15.22     127,007.24

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.11      24,202.61
                                                          2006     11.11        12.61      43,445.90

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.26      10,574.32
                                                          2006     10.26        10.76      20,750.77

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.48      26,727.72
                                                          2006     10.48        11.25     186,306.38

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.71     172,472.23
                                                          2006     10.71        11.75     435,700.96

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.93     161,123.95
                                                          2006     10.93        12.25     552,712.91

American Funds at 2.15 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.85        14.47      29,754.86

American Funds Global Small Capitalization Division/(c)/. 2004     15.69        18.56      22,855.68
                                                          2005     18.56        22.77      65,511.64
                                                          2006     22.77        27.65     148,347.38

American Funds Growth Division/(c)/...................... 2004     99.40       109.43      14,058.69
                                                          2005    109.43       124.46      31,533.74
                                                          2006    124.46       134.26      54,896.22

American Funds Growth-Income Division/(c)/............... 2004     77.35        83.56      19,344.03
                                                          2005     83.56        86.56      42,140.74
                                                          2006     86.56        97.60      63,265.18

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.67      $ 14.26      1,871.50

American Funds Global Small Capitalization Division/(c)/ 2001     13.46        13.10          0.00
                                                         2002     13.10        10.36        240.07
                                                         2003     10.36        15.55      2,826.25
                                                         2004     15.55        18.37      8,233.81
                                                         2005     18.37        22.51     10,408.87
                                                         2006     22.51        27.29     10,006.16

American Funds Growth Division/(c)/..................... 2001    108.20        97.69          0.00
                                                         2002     97.69        72.12        296.99
                                                         2003     72.12        96.42      1,763.09
                                                         2004     96.42       106.00      6,382.60
                                                         2005    106.00       120.37      4,184.29
                                                         2006    120.37       129.66      4,691.87

American Funds Growth-Income Division/(c)/.............. 2001     75.91        72.66          0.00
                                                         2002     72.66        57.98          0.00
                                                         2003     57.98        75.04      1,645.67
                                                         2004     75.04        80.94      3,961.92
                                                         2005     80.94        83.72      5,156.55
                                                         2006     83.72        94.26      3,541.86

BlackRock Aggressive Growth Division/(c)/............... 2004     29.76        32.83          0.00
                                                         2005     32.83        35.49          0.00
                                                         2006     35.49        36.98          0.00

BlackRock Bond Income Division/(a)/..................... 2004     37.07        38.21      2,768.23
                                                         2005     38.21        38.21      1,917.22
                                                         2006     38.21        38.94      2,114.21

BlackRock Diversified Division.......................... 2004     30.90        33.18          0.00
                                                         2005     33.18        33.39          0.00
                                                         2006     33.39        36.03          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     50.88        55.87         31.72
                                                         2005     55.87        56.49         31.52
                                                         2006     56.49        31.33         62.95

BlackRock Large Cap Value Division...................... 2004     10.53        11.56          0.00
                                                         2005     11.56        11.94          0.00
                                                         2006     11.94        13.92      4,445.25

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     21.59        23.54          0.00
                                                         2005     23.54        24.60          0.00
                                                         2006     24.60        25.01          0.00

BlackRock Money Market Division/(f)/.................... 2004     18.81        18.65          0.00
                                                         2005     18.65        18.73          0.00
                                                         2006     18.73        19.17          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.65       $17.52      4,359.43
                                                  2005     17.52        17.82     12,692.69
                                                  2006     17.82        20.31      7,473.56

Cyclical Growth ETF Division/(k)/................ 2006     10.65        11.30        535.12

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.46        11.05          0.00

Davis Venture Value Division/(c)/................ 2004     26.60        28.49        629.82
                                                  2005     28.49        30.67      3,898.38
                                                  2006     30.67        34.32      4,076.30

FI International Stock Division/(c)/............. 2004     10.72        12.18      1,185.09
                                                  2005     12.18        14.02      6,521.01
                                                  2006     14.02        15.95      6,632.18

FI Large Cap Division/(k)/....................... 2006     15.89        16.00          0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     13.88        15.55      2,350.77
                                                  2005     15.55        16.24      5,857.29
                                                  2006     16.24        17.73      9,926.05

FI Value Leaders Division/(d)/................... 2004     21.18        23.78        753.43
                                                  2005     23.78        25.70      2,653.54
                                                  2006     25.70        28.09      2,870.31

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.61         9.49      2,009.35
                                                  2005      9.49         9.69      2,072.58
                                                  2006      9.69        10.41      4,732.51

Harris Oakmark Focused Value Division/(c)/....... 2004     27.73        29.94      1,714.93
                                                  2005     29.94        32.15      6,004.94
                                                  2006     32.15        35.30      7,618.24

Harris Oakmark International Division/(d)/....... 2004     11.80        13.63      2,368.65
                                                  2005     13.63        15.24      2,653.09
                                                  2006     15.24        19.22      9,277.08

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.64        12.50      3,329.01
                                                  2005     12.50        12.03      3,250.72
                                                  2006     12.03        13.88      7,418.87

Jennison Growth Division/(c) (g)/................ 2005      3.91         4.68      1,088.48
                                                  2006      4.68         4.70      1,293.36

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.10         4.25      1,445.15
                                                  2005      4.25         3.87      1,462.74

Lazard Mid-Cap Division/(d)/..................... 2004     12.32        13.24        288.66
                                                  2005     13.24        14.00        466.97
                                                  2006     14.00        15.72      3,759.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.44         6.97        897.70
                                                  2005      6.97         7.75        668.32
                                                  2006      7.75         7.45      1,660.30

Legg Mason Value Equity/(c) (l)/................. 2006      8.87         9.46          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.40       $ 8.16          0.00
                                                      2005      8.16         8.54      5,906.22
                                                      2006      8.54         8.91      5,906.22

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     11.90        12.19      7,253.18
                                                      2005     12.19        12.16      8,368.75
                                                      2006     12.16        12.35      5,145.51

Loomis Sayles Small Cap Division/(c)/................ 2004     21.72        24.49          0.00
                                                      2005     24.49        25.57         22.83
                                                      2006     25.57        29.13      4,380.90

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.02        15.92        892.85
                                                      2005     15.92        15.82      1,493.79
                                                      2006     15.82        16.90      7,224.03

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.14        11.88      2,324.91
                                                      2005     11.88        12.59      1,686.31
                                                      2006     12.59        14.07      1,188.29

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.32        12.61      1,546.17
                                                      2005     12.61        13.83      1,808.87
                                                      2006     13.83        14.87      1,780.50

MetLife Stock Index Division/(c)/.................... 2004     30.52        32.91      3,799.27
                                                      2005     32.91        33.62      7,968.09
                                                      2006     33.62        37.91      5,152.94

MFS Research International Division/(c)/............. 2004      9.51        10.86      3,570.06
                                                      2005     10.86        12.38      3,564.79
                                                      2006     12.38        15.34     10,387.44

MFS Total Return Division/(i)/....................... 2004     32.35        35.01        882.32
                                                      2005     35.01        35.24      3,087.82
                                                      2006     35.24        38.61      4,528.37

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.17        10.62      3,153.72
                                                      2005     10.62        11.73      5,763.70
                                                      2006     11.73        14.41      6,628.52

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     17.81        20.67        756.21
                                                      2005     20.67        22.65      3,021.80
                                                      2006     22.65        24.65      6,181.13

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.76      6,313.11
                                                      2005     12.76        14.15     15,657.67
                                                      2006     14.15        19.06     14,390.26

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.70         8.31          0.00
                                                      2006      8.31         8.76          0.00

Oppenheimer Global Equity Division/(c)/.............. 2004     12.08        13.87        423.49
                                                      2005     13.87        15.74        422.96
                                                      2006     15.74        17.93      3,112.03

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.75        10.80          0.00

PIMCO Total Return Division/(c)/..................... 2004     11.38        11.74      7,647.29
                                                      2005     11.74        11.75     11,741.69
                                                      2006     11.75        12.02     11,482.64

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.06      $  4.21          0.00
                                                          2005      4.21         4.58          0.00
                                                          2006      4.58         4.72        410.94

Russell 2000(R) Index Division/(c)/...................... 2004     12.92        14.72        982.17
                                                          2005     14.72        15.03      1,835.32
                                                          2006     15.03        17.30      5,663.46

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.71        11.55      3,366.81
                                                          2005     11.55        12.02      3,614.98
                                                          2006     12.02        13.28      2,019.19

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.12         6.91      5,362.07
                                                          2005      6.91         7.75      5,262.26
                                                          2006      7.75         8.05      3,714.93

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.73        12.44      1,004.51
                                                          2005     12.44        13.48      9,411.02
                                                          2006     13.48        13.68     11,389.90

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.37        18.32     17,504.30
                                                          2005     18.32        18.39     12,141.99
                                                          2006     18.39        18.87      4,495.73

Western Asset Management U.S Government Division/(c)/.... 2004     14.35        14.62      2,319.32
                                                          2005     14.62        14.51      1,648.13
                                                          2006     14.51        14.76      1,399.34

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.09          0.00
                                                          2006     11.09        12.55          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.24          0.00
                                                          2006     10.24        10.72          0.00

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.46          0.00
                                                          2006     10.46        11.20     20,804.20

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.69     24,549.58
                                                          2006     10.69        11.70     26,232.94

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.91          0.00
                                                          2006     10.91        12.20          0.00

American Funds at 2.40 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.54        14.12        269.62

American Funds Global Small Capitalization Division/(c)/. 2004     15.47        18.25      4,536.96
                                                          2005     18.25        22.34      6,321.99
                                                          2006     22.34        27.06     11,627.03

American Funds Growth Division/(c)/...................... 2004     94.57       103.86      1,088.90
                                                          2005    103.86       117.82      2,232.58
                                                          2006    117.82       126.79      3,651.93

American Funds Growth-Income Division/(c)/............... 2004     73.60        79.30      2,841.92
                                                          2005     79.30        81.94      4,981.05
                                                          2006     81.94        92.17      5,563.51

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Bond Division/(k)/...................................... 2006   $ 13.79      $ 14.40       1,759.15

American Funds Global Small Capitalization Division/(c)/............... 2001     13.50        13.15         438.91
                                                                        2002     13.15        10.41         996.94
                                                                        2003     10.41        15.64      16,775.79
                                                                        2004     15.64        18.50      30,426.34
                                                                        2005     18.50        22.68      34,820.47
                                                                        2006     22.68        27.53      34,101.06

American Funds Growth Division/(c)/.................................... 2001    110.11        99.46         314.16
                                                                        2002     99.46        73.50         444.84
                                                                        2003     73.50        98.36       6,389.17
                                                                        2004     98.36       108.24      14,117.57
                                                                        2005    108.24       123.04      16,703.64
                                                                        2006    123.04       132.67      15,225.06

American Funds Growth-Income Division/(c)/............................. 2001     77.25        73.98           0.00
                                                                        2002     73.98        59.09         654.55
                                                                        2003     59.09        76.55       9,674.26
                                                                        2004     76.55        82.65      19,070.43
                                                                        2005     82.65        85.57      19,559.27
                                                                        2006     85.57        96.44      17,826.15

BlackRock Aggressive Growth Division/(c)/.............................. 2004     30.24        33.39       1,392.47
                                                                        2005     33.39        36.12       5,283.30
                                                                        2006     36.12        37.68       6,102.10

BlackRock Bond Income Division/(a)/.................................... 2004     37.84        39.04       7,792.97
                                                                        2005     39.04        39.07      30,493.05
                                                                        2006     39.07        39.86      38,480.29

BlackRock Diversified Division......................................... 2004     31.46        33.80       8,678.74
                                                                        2005     33.80        34.05      17,006.57
                                                                        2006     34.05        36.78      20,188.90

BlackRock Large Cap Division (formerly BlackRock Investment Trust)/(c)/ 2004     51.95        57.08         754.26
                                                                        2005     57.08        57.78       1,948.68
                                                                        2006     57.78        64.45       1,677.84

BlackRock Large Cap Value Division..................................... 2004     10.55        11.59      12,305.61
                                                                        2005     11.59        11.98      34,390.13
                                                                        2006     11.98        13.99     116,748.29

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     21.80        23.78       5,189.12
                                                                        2005     23.78        24.88       9,718.86
                                                                        2006     24.88        25.32       9,715.62

BlackRock Money Market Division/(f)/................................... 2004     19.20        19.05           0.00
                                                                        2005     19.05        19.16           0.00
                                                                        2006     19.16        19.62           0.00

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/................................ 2004    $15.71       $17.60      22,485.39
                                                                        2005     17.60        17.92      39,961.36
                                                                        2006     17.92        20.44      53,557.14

Cyclical Growth ETF Division/(k)/...................................... 2006     10.66        11.32       1,116.62

Cyclical Growth and Income ETF Division/(k)/........................... 2006     10.47        11.07         368.82

Davis Venture Value Division/(c)/...................................... 2004     26.85        28.78       5,625.69
                                                                        2005     28.78        31.01      36,415.93
                                                                        2006     31.01        34.74      50,184.70

FI International Stock Division/(c)/................................... 2004     10.86        12.35       5,512.51
                                                                        2005     12.35        14.23      21,842.17
                                                                        2006     14.23        16.20      75,832.81

FI Large Cap Division/(k)/............................................. 2006     16.04        16.16       4,346.30

FI Mid Cap Opportunities Division/(h)/................................. 2004     13.98        15.67       7,685.86
                                                                        2005     15.67        16.38      28,226.20
                                                                        2006     16.38        17.90      48,169.29

FI Value Leaders Division/(d)/......................................... 2004     21.42        24.05           0.00
                                                                        2005     24.05        26.03      15,277.09
                                                                        2006     26.03        28.47      15,355.84

Franklin Templeton Small Cap Growth Division/(c)/...................... 2004      8.64         9.52       9,214.36
                                                                        2005      9.52         9.74      12,457.12
                                                                        2006      9.74        10.47      25,775.67

Harris Oakmark Focused Value Division/(c)/............................. 2004     28.04        30.29       9,739.96
                                                                        2005     30.29        32.56      30,910.94
                                                                        2006     32.56        35.79      37,088.49

Harris Oakmark International Division/(d)/............................. 2004     11.83        13.67       8,502.62
                                                                        2005     13.67        15.31      49,213.15
                                                                        2006     15.31        19.32     129,629.72

Harris Oakmark Large Cap Value Division/(c)/........................... 2004     11.70        12.58      33,650.64
                                                                        2005     12.58        12.12      52,694.28
                                                                        2006     12.12        13.99      57,628.19

Jennison Growth Division/(c) (g)/...................................... 2005      3.93         4.71      22,374.77
                                                                        2006      4.71         4.73      40,782.90

Jennison Growth Division (formerly Met/Putnam Voyager Division)/(c)
  (g)/................................................................. 2004      4.11         4.27           0.00
                                                                        2005      4.27         3.89       5,910.02

Lazard Mid-Cap Division/(d)/........................................... 2004     12.35        13.28       1,554.45
                                                                        2005     13.28        14.06       5,043.25
                                                                        2006     14.06        15.80      13,929.55

Legg Mason Aggressive Growth (formerly Janus Aggressive Growth)/(e)/... 2004      6.46         6.99       2,082.05
                                                                        2005      6.99         7.78       4,809.33
                                                                        2006      7.78         7.49      12,750.56

Legg Mason Value Equity/(c) (l)/....................................... 2006      8.93         9.54       7,274.31

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
Legg Mason Value Equity (formerly MFS Investors Trust Division)/(c)
  (l)/................................................................. 2004    $ 7.44       $ 8.21       4,465.59
                                                                        2005      8.21         8.60       6,506.72
                                                                        2006      8.60         8.97       6,470.32

Lehman Brothers(R) Aggregate Bond Index Division/(c)/.................. 2004     11.97        12.27     109,181.83
                                                                        2005     12.27        12.24     352,065.05
                                                                        2006     12.24        12.45     427,787.91

Loomis Sayles Small Cap Division/(c)/.................................. 2004     21.94        24.75       3,975.53
                                                                        2005     24.75        25.87       9,845.11
                                                                        2006     25.87        29.50      25,306.15

Lord Abbett Bond Debenture Division/(b)/............................... 2004     15.14        16.06      14,480.98
                                                                        2005     16.06        15.97      40,166.81
                                                                        2006     15.97        17.08      57,628.37

Met/AIM Small Cap Growth Division/(d)/................................. 2004     11.17        11.92       2,841.34
                                                                        2005     11.92        12.64      32,396.74
                                                                        2006     12.64        14.14      44,344.76

MetLife Mid Cap Stock Index Division/(d)/.............................. 2004     11.36        12.67      25,139.84
                                                                        2005     12.67        13.91      66,915.42
                                                                        2006     13.91        14.97      84,983.73

MetLife Stock Index Division/(c)/...................................... 2004     30.96        33.40      48,821.94
                                                                        2005     33.40        34.16     158,429.74
                                                                        2006     34.16        38.55     189,563.24

MFS Research International Division/(c)/............................... 2004      9.54        10.91       5,125.90
                                                                        2005     10.91        12.44      34,818.55
                                                                        2006     12.44        15.43     100,571.37

MFS Total Return Division/(i)/......................................... 2004     32.91        35.63       7,136.84
                                                                        2005     35.63        35.91      15,395.59
                                                                        2006     35.91        39.38      23,460.92

Morgan Stanley EAFE(R) Index Division/(c)/............................. 2004      9.22        10.68      42,088.86
                                                                        2005     10.68        11.82     115,824.71
                                                                        2006     11.82        14.53     162,768.82

Neuberger Berman Mid Cap Value Division/(c)/........................... 2004     17.91        20.80      18,280.94
                                                                        2005     20.80        22.81      69,809.03
                                                                        2006     22.81        24.85      69,581.39

Neuberger Berman Real Estate Division/(i)/............................. 2004      9.99        12.78      36,292.62
                                                                        2005     12.78        14.19     119,237.10
                                                                        2006     14.19        19.14     247,308.97

Oppenheimer Capital Appreciation Division/(j)/......................... 2005      7.73         8.36       2,919.63
                                                                        2006      8.36         8.81      12,230.30

Oppenheimer Global Equity Division/(c)/................................ 2004     12.17        13.98       2,963.55
                                                                        2005     13.98        15.88      19,528.45
                                                                        2006     15.88        18.10      29,244.05

PIMCO Inflation Protected Bond Division/(k)/........................... 2006     10.78        10.84       5,469.12

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/....................................... 2004   $ 11.42      $ 11.79      45,456.03
                                                                        2005     11.79        11.81     135,902.74
                                                                        2006     11.81        12.09     163,532.19

RCM Technology Division (formerly RCM Global Technology Division)/(c)/. 2004      4.08         4.23      11,832.40
                                                                        2005      4.23         4.60      45,030.73
                                                                        2006      4.60         4.75      49,216.48

Russell 2000(R) Index Division/(c)/.................................... 2004     12.99        14.81      15,022.63
                                                                        2005     14.81        15.14      45,530.68
                                                                        2006     15.14        17.44      85,433.02

T. Rowe Price Large Cap Growth Division/(c)/........................... 2004     10.77        11.62      13,151.70
                                                                        2005     11.62        12.11      59,451.27
                                                                        2006     12.11        13.39      93,429.50

T. Rowe Price Mid-Cap Growth Division/(c)/............................. 2004      6.14         6.93      11,805.24
                                                                        2005      6.93         7.79      57,596.89
                                                                        2006      7.79         8.10      75,112.72

T. Rowe Price Small Cap Growth Division/(c)/........................... 2004     11.81        12.54       3,787.84
                                                                        2005     12.54        13.60       8,539.46
                                                                        2006     13.60        13.81      15,342.43

Western Asset Management Strategic Bond Opportunities Division/(c)/.... 2004     17.53        18.51       9,507.96
                                                                        2005     18.51        18.60      40,716.61
                                                                        2006     18.60        19.10      53,069.44

Western Asset Management U.S Government Division/(c)/.................. 2004     14.49        14.77      22,509.91
                                                                        2005     14.77        14.68      65,572.52
                                                                        2006     14.68        14.94      74,818.85

MetLife Aggressive Allocation Division/(j)/............................ 2005      9.99        11.10       2,419.58
                                                                        2006     11.10        12.58       2,482.72

MetLife Conservative Allocation Division/(j)/.......................... 2005      9.99        10.25      10,277.76
                                                                        2006     10.25        10.73       2,064.38

MetLife Conservative to Moderate Allocation Division/(j)/.............. 2005      9.99        10.47      25,198.90
                                                                        2006     10.47        11.22     161,099.95

MetLife Moderate Allocation Division/(j)/.............................. 2005      9.99        10.70      44,284.85
                                                                        2006     10.70        11.72     338,111.07

MetLife Moderate to Aggressive Allocation Division/(j)/................ 2005      9.99        10.92      82,413.41
                                                                        2006     10.92        12.22     323,055.48
American Funds at 2.30 Separate Account Charge:

American Funds Bond Division/(k)/...................................... 2006     13.67        14.26      36,187.80

American Funds Global Small Capitalization Division/(c)/............... 2004     15.55        18.37      11,675.66
                                                                        2005     18.37        22.51      67,533.92
                                                                        2006     22.51        27.29     140,248.70

American Funds Growth Division/(c)/.................................... 2004     96.47       106.05       8,870.53
                                                                        2005    106.05       120.43      26,258.30
                                                                        2006    120.43       129.73      42,023.84

American Funds Growth-Income Division/(c)/............................. 2004     75.08        80.98      12,705.18
                                                                        2005     80.98        83.76      28,987.83
                                                                        2006     83.76        94.30      43,032.23

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.30      $ 14.97      11,049.75

American Funds Global Small Capitalization Division/(c)/ 2001     13.68        13.35           0.00
                                                         2002     13.35        10.61       5,433.81
                                                         2003     10.61        16.00      21,510.49
                                                         2004     16.00        19.00      47,884.39
                                                         2005     19.00        23.39      47,538.52
                                                         2006     23.39        28.50      55,052.75

American Funds Growth Division/(c)/..................... 2001    118.09       106.84           0.00
                                                         2002    106.84        79.27       4,653.65
                                                         2003     79.27       106.52      13,948.66
                                                         2004    106.52       117.68      17,556.29
                                                         2005    117.68       134.31      18,899.19
                                                         2006    134.31       145.40      18,346.30

American Funds Growth-Income Division/(c)/.............. 2001     82.85        79.47           0.00
                                                         2002     79.47        63.73       6,550.73
                                                         2003     63.73        82.89      22,621.15
                                                         2004     82.89        89.86      31,348.41
                                                         2005     89.86        93.41      23,724.36
                                                         2006     93.41       105.69      19,735.20

BlackRock Aggressive Growth Division/(c)/............... 2004     32.24        35.69          45.05
                                                         2005     35.69        38.77         238.65
                                                         2006     38.77       347.15          40.60

BlackRock Bond Income Division/(a)/..................... 2004     41.11        42.52      11,211.29
                                                         2005     42.52        42.73      14,994.74
                                                         2006     42.73        43.77      17,626.76

BlackRock Diversified Division.......................... 2004     33.79        36.39       2,669.97
                                                         2005     36.39        36.81       4,448.29
                                                         2006     36.81        39.92       4,329.04

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     56.48        62.22       3,112.55
                                                         2005     62.22        63.23       4,861.53
                                                         2006     63.23        70.81       5,383.30

BlackRock Large Cap Value Division...................... 2004     10.63        11.71       1,728.59
                                                         2005     11.71        12.16       5,434.38
                                                         2006     12.16        14.25      14,987.05

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.64        24.77         462.28
                                                         2005     24.77        26.01       1,423.51
                                                         2006     26.01        26.58       1,904.45

BlackRock Money Market Division/(f)/.................... 2004     20.86        20.75     104,013.73
                                                         2005     20.75        20.95     324,513.79
                                                         2006     20.95        21.54     251,151.04

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.95       $17.92      11,753.30
                                                  2005     17.92        18.32      21,628.30
                                                  2006     18.32        20.98      20,997.41

Cyclical Growth ETF Division/(k)/................ 2006     10.68        11.38       7,083.60

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.49        11.12       9,073.32

Davis Venture Value Division/(c)/................ 2004     27.89        29.97       6,468.34
                                                  2005     29.97        32.43      17,463.16
                                                  2006     32.43        36.47      20,737.71

FI International Stock Division/(c)/............. 2004     11.44        13.04       4,087.34
                                                  2005     13.04        15.09      10,887.21
                                                  2006     15.09        17.25      64,053.22

FI Large Cap Division/(k)/....................... 2006     16.68        16.84       6,455.51

FI Mid Cap Opportunities Division/(h)/........... 2004     14.39        16.17       1,644.30
                                                  2005     16.17        16.97       5,360.57
                                                  2006     16.97        18.62      14,154.65

FI Value Leaders Division/(d)/................... 2004     22.38        25.21         371.96
                                                  2005     25.21        27.38       4,289.70
                                                  2006     27.38        30.08       9,274.23

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.74         9.66       1,105.28
                                                  2005      9.66         9.92       3,414.63
                                                  2006      9.92        10.71       5,237.83

Harris Oakmark Focused Value Division/(c)/....... 2004     29.30        31.74       6,059.03
                                                  2005     31.74        34.26      10,284.09
                                                  2006     34.26        37.80      10,919.67

Harris Oakmark International Division/(d)/....... 2004     11.95        13.85       7,541.78
                                                  2005     13.85        15.57      14,013.75
                                                  2006     15.57        19.73     158,503.25

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.96        12.89      10,020.95
                                                  2005     12.89        12.47      19,981.09
                                                  2006     12.47        14.46      23,281.72

Jennison Growth Division/(c) (g)/................ 2005      4.01         4.81       8,946.99
                                                  2006      4.81         4.86       6,029.35

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.18         4.36           0.00
                                                  2005      4.36         3.97       4,519.29

Lazard Mid-Cap Division/(d)/..................... 2004     12.48        13.45       1,004.90
                                                  2005     13.45        14.30       2,031.80
                                                  2006     14.30        16.13       1,841.64

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.55         7.10         717.63
                                                  2005      7.10         7.94       2,248.76
                                                  2006      7.94         7.67       2,745.72

Legg Mason Value Equity/(c) (l)/................. 2006      9.19         9.83         608.35

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.59       $ 8.40           0.00
                                                      2005      8.40         8.83           0.00
                                                      2006      8.83         9.22           0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.23        12.58      92,544.61
                                                      2005     12.58        12.60     181,365.97
                                                      2006     12.60        12.87     186,339.30

Loomis Sayles Small Cap Division/(c)/................ 2004     22.83        25.83         210.62
                                                      2005     25.83        27.11       2,490.63
                                                      2006     27.11        31.04       5,005.48

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.63        16.63       9,960.03
                                                      2005     16.63        16.60      20,983.88
                                                      2006     16.60        17.82      32,633.12

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.29        12.07       3,525.98
                                                      2005     12.07        12.86         708.70
                                                      2006     12.86        14.44       1,143.31

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.54        12.90       8,190.75
                                                      2005     12.90        14.22      20,046.68
                                                      2006     14.22        15.36      22,907.88

MetLife Stock Index Division/(c)/.................... 2004     32.74        35.42      44,091.65
                                                      2005     35.42        36.37      59,871.73
                                                      2006     36.37        41.20      62,239.34

MFS Research International Division/(c)/............. 2004      9.66        11.08       1,039.50
                                                      2005     11.08        12.69       8,054.13
                                                      2006     12.69        15.80     172,511.87

MFS Total Return Division/(i)/....................... 2004     35.23        38.24       4,251.94
                                                      2005     38.24        38.69       7,910.43
                                                      2006     38.69        42.60       6,982.51

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.43        10.95      22,629.26
                                                      2005     10.95        12.16      36,330.89
                                                      2006     12.16        15.01      94,413.27

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.30        21.32      12,681.85
                                                      2005     21.32        23.47      30,464.03
                                                      2006     23.47        25.67      25,980.67

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.81      64,876.69
                                                      2005     12.81        14.27      80,823.38
                                                      2006     14.27        19.32      97,334.09

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.86         8.52       2,379.05
                                                      2006      8.52         9.02       4,179.92

Oppenheimer Global Equity Division/(c)/.............. 2004     12.52        14.42         627.40
                                                      2005     14.42        16.45      13,096.47
                                                      2006     16.45        18.83      13,133.45

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.91        11.00      19,189.87

PIMCO Total Return Division/(c)/..................... 2004     11.57        11.97      75,764.44
                                                      2005     11.97        12.04     124,281.92
                                                      2006     12.04        12.38     112,961.77

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.13      $  4.29       3,524.62
                                                          2005      4.29         4.69      13,740.54
                                                          2006      4.69         4.86       9,597.81

Russell 2000(R) Index Division/(c)/...................... 2004     13.28        15.18       9,859.86
                                                          2005     15.18        15.58      18,345.93
                                                          2006     15.58        18.02      14,354.90

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     11.01        11.91      18,675.83
                                                          2005     11.91        12.46      24,525.87
                                                          2006     12.46        13.83      14,585.86

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.22         7.04      16,291.17
                                                          2005      7.04         7.94      26,125.77
                                                          2006      7.94         8.29      28,679.60

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.16        12.94       3,454.17
                                                          2005     12.94        14.09       5,424.51
                                                          2006     14.09        14.37       6,328.13

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.21        19.28      12,615.56
                                                          2005     19.28        19.45      34,252.48
                                                          2006     19.45        20.05      37,010.35

Western Asset Management U.S Government Division/(c)/.... 2004     15.05        15.39      47,113.92
                                                          2005     15.39        15.35      38,050.25
                                                          2006     15.35        15.69      43,062.40

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.13           0.00
                                                          2006     11.13        12.66       8,556.47

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.28      48,694.26
                                                          2006     10.28        10.81      44,100.05

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.50      26,136.99
                                                          2006     10.50        11.30     136,761.89

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.73      41,876.81
                                                          2006     10.73        11.80     117,192.72

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.95       1,384.24
                                                          2006     10.95        12.30     149,531.62

American Funds at 1.90 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.17        14.82       8,654.37

American Funds Global Small Capitalization Division/(c)/. 2004     15.91        18.87       4,289.64
                                                          2005     18.87        23.21      27,075.11
                                                          2006     23.21        28.26      58,485.92

American Funds Growth Division/(c)/...................... 2004    104.47       115.31       3,649.80
                                                          2005    115.31       131.46       8,989.65
                                                          2006    131.46       142.18      11,261.16

American Funds Growth-Income Division/(c)/............... 2004     81.30        88.04       5,115.63
                                                          2005     88.04        91.43      12,031.87
                                                          2006     91.43       103.35      13,277.30

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.73      $ 14.33          0.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.48        13.13          0.00
                                                         2002     13.13        10.39          0.00
                                                         2003     10.39        15.60          0.00
                                                         2004     15.60        18.44      3,983.48
                                                         2005     18.44        22.60      1,531.76
                                                         2006     22.60        27.41        580.64

American Funds Growth Division/(c)/..................... 2001    109.20        98.62          0.00
                                                         2002     98.62        72.84          0.00
                                                         2003     72.84        97.44          0.00
                                                         2004     97.44       107.17        716.00
                                                         2005    107.17       121.76        366.58
                                                         2006    121.76       131.22        383.54

American Funds Growth-Income Division/(c)/.............. 2001     76.61        73.35          0.00
                                                         2002     73.35        58.56          0.00
                                                         2003     58.56        75.83          0.00
                                                         2004     75.83        81.83      2,731.57
                                                         2005     81.83        84.68      2,592.29
                                                         2006     84.68        95.39      2,650.19

BlackRock Aggressive Growth Division/(c)/............... 2004     30.00        33.11          0.00
                                                         2005     33.11        35.80        906.63
                                                         2006     35.80        37.33      1,717.70

BlackRock Bond Income Division/(a)/..................... 2004     37.45        38.62          0.00
                                                         2005     38.62        38.64      1,707.29
                                                         2006     38.64        39.40      3,968.47

BlackRock Diversified Division.......................... 2004     31.18        33.49         37.90
                                                         2005     33.49        33.72        115.93
                                                         2006     33.72        36.40          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     51.41        56.47      1,206.19
                                                         2005     56.47        57.13      1,641.74
                                                         2006     57.13        63.69      2,575.06

BlackRock Large Cap Value Division...................... 2004     10.54        11.57         73.77
                                                         2005     11.57        11.96     10,342.95
                                                         2006     11.96        13.95     16,937.92

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     21.70        23.66          0.00
                                                         2005     23.66        24.74          0.00
                                                         2006     24.74        25.17          0.00

BlackRock Money Market Division/(f)/.................... 2004     19.00        18.85          0.00
                                                         2005     18.85        18.94          0.00
                                                         2006     18.94        19.39          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.68      $ 17.56          0.00
                                                  2005     17.56        17.87      2,783.89
                                                  2006     17.87        20.38      6,882.97

Cyclical Growth ETF Division/(k)/................ 2006     10.66        11.31          0.00

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.47        11.06          0.00

Davis Venture Value Division/(c)/................ 2004     26.73        28.63         29.67
                                                  2005     28.63        30.84         89.81
                                                  2006     30.84        34.53      1,027.06

FI International Stock Division/(c)/............. 2004     10.79        12.26        139.27
                                                  2005     12.26        14.12        138.95
                                                  2006     14.12       135.73         16.08

FI Large Cap Division/(k)/....................... 2006     15.97        16.08          0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     13.93        15.61          0.00
                                                  2005     15.61        16.31          0.00
                                                  2006     16.31        17.82          0.00

FI Value Leaders Division/(d)/................... 2004     21.30        23.91         35.71
                                                  2005     23.91        25.86        107.77
                                                  2006     25.86        28.28          0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.62         9.50          0.00
                                                  2005      9.50         9.71          0.00
                                                  2006      9.71        10.44          0.00

Harris Oakmark Focused Value Division/(c)/....... 2004     27.88        30.12         19.81
                                                  2005     30.12        32.36        614.35
                                                  2006     32.36        35.54          0.00

Harris Oakmark International Division/(d)/....... 2004     11.82        13.65        713.03
                                                  2005     13.65        15.27      1,221.19
                                                  2006     15.27        19.27      1,221.28

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.67        12.54         67.76
                                                  2005     12.54        12.08      1,589.42
                                                  2006     12.08        13.94          0.00

Jennison Growth Division/(c) (g)/................ 2005      3.92         4.69          0.00
                                                  2006      4.69         4.71          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.10         4.26          0.00
                                                  2005      4.26         3.88          0.00

Lazard Mid-Cap Division/(d)/..................... 2004     12.33        13.26          0.00
                                                  2005     13.26        14.03          0.00
                                                  2006     14.03        15.76          0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.45         6.98          0.00
                                                  2005      6.98         7.77        314.00
                                                  2006      7.77         7.47          0.00

Legg Mason Value Equity/(c) (l)/................. 2006      8.90         9.50          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.42       $ 8.19          0.00
                                                      2005      8.19         8.57          0.00
                                                      2006      8.57         8.94          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     11.94        12.23          0.00
                                                      2005     12.23        12.20     17,152.87
                                                      2006     12.20        12.40     18,820.15

Loomis Sayles Small Cap Division/(c)/................ 2004     21.83        24.62          0.00
                                                      2005     24.62        25.72          0.00
                                                      2006     25.72        29.32          0.00

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.08        15.99        194.15
                                                      2005     15.99        15.89      1,569.35
                                                      2006     15.89        16.99      1,824.97

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.16        11.90          0.00
                                                      2005     11.90        12.62          0.00
                                                      2006     12.62        14.11          0.00

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.34        12.64          0.00
                                                      2005     12.64        13.87      3,578.62
                                                      2006     13.87        14.92      3,793.38

MetLife Stock Index Division/(c)/.................... 2004     30.74        33.15      2,033.50
                                                      2005     33.15        33.89     17,800.73
                                                      2006     33.89        38.23     19,841.03

MFS Research International Division/(c)/............. 2004      9.52        10.89          0.00
                                                      2005     10.89        12.41          0.00
                                                      2006     12.41        15.38      1,083.08

MFS Total Return Division/(i)/....................... 2004     32.63        35.32         35.99
                                                      2005     35.32        35.57        109.42
                                                      2006     35.57        38.99          0.00

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.20        10.65          0.00
                                                      2005     10.65        11.78     12,256.93
                                                      2006     11.78        14.47     11,577.16

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     17.86        20.73        644.70
                                                      2005     20.73        22.73      3,617.66
                                                      2006     22.73        24.75      7,218.03

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.77      3,857.04
                                                      2005     12.77        14.17      4,683.16
                                                      2006     14.17        19.09     12,290.30

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.71         8.33          0.00
                                                      2006      8.33         8.78          0.00

Oppenheimer Global Equity Division/(c)/.............. 2004     12.12        13.92          0.00
                                                      2005     13.92        15.81          0.00
                                                      2006     15.81        18.02      1,863.07

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.76        10.82          0.00

PIMCO Total Return Division/(c)/..................... 2004     11.40        11.76        256.18
                                                      2005     11.76        11.78      5,554.35
                                                      2006     11.78        12.05      4,132.44

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.07      $  4.22           0.00
                                                          2005      4.22         4.59           0.00
                                                          2006      4.59         4.73           0.00

Russell 2000(R) Index Division/(c)/...................... 2004     12.96        14.77           0.00
                                                          2005     14.77        15.08       3,116.67
                                                          2006     15.08        17.37       3,428.33

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.74        11.59         433.80
                                                          2005     11.59        12.06         432.81
                                                          2006     12.06        13.34         422.78

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.13         6.92           0.00
                                                          2005      6.92         7.77           0.00
                                                          2006      7.77         8.08           0.00

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.77        12.49           0.00
                                                          2005     12.49        13.54           0.00
                                                          2006     13.54        13.74         708.83

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.45        18.41          68.17
                                                          2005     18.41        18.50       2,314.70
                                                          2006     18.50        18.99       3,439.33

Western Asset Management U.S Government Division/(c)/.... 2004     14.42        14.70       2,762.32
                                                          2005     14.70        14.59       3,891.01
                                                          2006     14.59        14.85       8,170.01

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.09       2,742.80
                                                          2006     11.09        12.57           0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.25           0.00
                                                          2006     10.25        10.73           0.00

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.46           0.00
                                                          2006     10.46        11.21           0.00

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.69           0.00
                                                          2006     10.69        11.71           0.00

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.92           0.00
                                                          2006     10.92        12.21     122,649.10

American Funds at 2.35 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.60        14.19           0.00

American Funds Global Small Capitalization Division/(c)/. 2004     15.51        18.31         462.94
                                                          2005     18.31        22.42       4,532.06
                                                          2006     22.42        27.18       8,615.18

American Funds Growth Division/(c)/...................... 2004     95.52       104.95           0.00
                                                          2005    104.95       119.12       1,325.80
                                                          2006    119.12       128.25       2,338.09

American Funds Growth-Income Division/(c)/............... 2004     74.33        80.14          87.74
                                                          2005     80.14        82.85         817.58
                                                          2006     82.85        93.23         976.49

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.85      $ 14.47      9,595.57

American Funds Global Small Capitalization Division/(c)/ 2001     13.53        13.18          0.00
                                                         2002     13.18        10.44      1,924.46
                                                         2003     10.44        15.69      2,413.26
                                                         2004     15.69        18.56      4,253.14
                                                         2005     18.56        22.77      3,720.80
                                                         2006     22.77        27.65      3,462.82

American Funds Growth Division/(c)/..................... 2001    111.07       100.35          0.00
                                                         2002    100.35        74.19        775.60
                                                         2003     74.19        99.35      1,311.12
                                                         2004     99.35       109.38      1,952.69
                                                         2005    109.38       124.40      1,814.05
                                                         2006    124.40       134.20      1,100.43

American Funds Growth-Income Division/(c)/.............. 2001     77.93        74.64          0.00
                                                         2002     74.64        59.65         56.63
                                                         2003     59.65        77.32        453.38
                                                         2004     77.32        83.52      1,755.10
                                                         2005     83.52        86.51      2,396.81
                                                         2006     86.51        97.55      2,471.57

BlackRock Aggressive Growth Division/(c)/............... 2004     30.49        33.66          0.00
                                                         2005     33.66        36.44          0.00
                                                         2006     36.44        38.03          0.00

BlackRock Bond Income Division/(a)/..................... 2004     38.24        39.46        754.00
                                                         2005     39.46        39.51      1,489.48
                                                         2006     39.51        40.33          0.00

BlackRock Diversified Division.......................... 2004     31.74        34.11          0.00
                                                         2005     34.11        34.38         78.47
                                                         2006     34.38        37.16        434.95

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     52.50        57.70          0.00
                                                         2005     57.70        58.44          0.00
                                                         2006     58.44       211.12         65.21

BlackRock Large Cap Value Division...................... 2004     10.56        11.60          0.00
                                                         2005     11.60        12.01          0.00
                                                         2006     12.01        14.02          0.00

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     21.90        23.91          0.00
                                                         2005     23.91        25.02          0.00
                                                         2006     25.02        25.47          0.00

BlackRock Money Market Division/(f)/.................... 2004     19.40        19.25      9,129.91
                                                         2005     19.25        19.37      3,185.85
                                                         2006     19.37        19.85      4,587.01

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.74      $ 17.64          0.00
                                                  2005     17.64        17.97      2,780.30
                                                  2006     17.97        20.51      2,164.21

Cyclical Growth ETF Division/(k)/................ 2006     10.66        11.33          0.00

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.47        11.07          0.00

Davis Venture Value Division/(c)/................ 2004     26.98        28.92          0.00
                                                  2005     28.92        31.19         24.37
                                                  2006     31.19       130.86         34.95

FI International Stock Division/(c)/............. 2004     10.93        12.43          0.00
                                                  2005     12.43        14.33          0.00
                                                  2006     14.33        16.33          0.00

FI Large Cap Division/(k)/....................... 2006     16.12        16.25          0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     14.03        15.73          0.00
                                                  2005     15.73        16.45          0.00
                                                  2006     16.45        17.99          0.00

FI Value Leaders Division/(d)/................... 2004     21.54        24.20          0.00
                                                  2005     24.20        26.19          0.00
                                                  2006     26.19        28.67          0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.65         9.54          0.00
                                                  2005      9.54         9.76          0.00
                                                  2006      9.76        10.50          0.00

Harris Oakmark Focused Value Division/(c)/....... 2004     28.19        30.47          0.00
                                                  2005     30.47        32.77        516.30
                                                  2006     32.77        36.03        486.09

Harris Oakmark International Division/(d)/....... 2004     11.85        13.70        210.15
                                                  2005     13.70        15.34        209.68
                                                  2006     15.34        19.37        592.27

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.74        12.62        948.46
                                                  2005     12.62        12.16      2,385.88
                                                  2006     12.16        14.05        494.83

Jennison Growth Division/(c) (g)/................ 2005      3.94         4.72          0.00
                                                  2006      4.72         4.74          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.12         4.28          0.00
                                                  2005      4.28         3.90          0.00

Lazard Mid-Cap Division/(d)/..................... 2004     12.37        13.30          0.00
                                                  2005     13.30        14.09          0.00
                                                  2006     14.09        15.84          0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.47         7.01          0.00
                                                  2005      7.01         7.80          0.00
                                                  2006      7.80         7.52          0.00

Legg Mason Value Equity/(c) (l)/................. 2006      8.96         9.57          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.46      $  8.23          0.00
                                                      2005      8.23         8.63          0.00
                                                      2006      8.63         9.00          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.00        12.31      3,542.00
                                                      2005     12.31        12.29     15,667.64
                                                      2006     12.29        12.50     12,450.27

Loomis Sayles Small Cap Division/(c)/................ 2004     22.05        24.88          0.00
                                                      2005     24.88        26.02          0.00
                                                      2006     26.02        29.69          0.00

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.20        16.13          0.00
                                                      2005     16.13        16.05      2,036.19
                                                      2006     16.05        17.17      2,293.36

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.19        11.94          0.00
                                                      2005     11.94        12.67          0.00
                                                      2006     12.67        14.18          0.00

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.38        12.70        220.68
                                                      2005     12.70        13.95      1,550.66
                                                      2006     13.95        15.01      2,166.87

MetLife Stock Index Division/(c)/.................... 2004     31.17        33.64        932.51
                                                      2005     33.64        34.42      4,653.75
                                                      2006     34.42        38.87      4,052.46

MFS Research International Division/(c)/............. 2004      9.55        10.93          0.00
                                                      2005     10.93        12.47          0.00
                                                      2006     12.47        15.47          0.00

MFS Total Return Division/(i)/....................... 2004     33.19        35.95          0.00
                                                      2005     35.95        36.24      1,335.09
                                                      2006     36.24        39.77      1,335.09

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.25        10.71        519.78
                                                      2005     10.71        11.86      2,555.02
                                                      2006     11.86        14.59      2,012.62

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     17.95        20.86          0.00
                                                      2005     20.86        22.89      2,335.47
                                                      2006     22.89        24.95      2,757.29

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.78      1,252.41
                                                      2005     12.78        14.19      4,036.10
                                                      2006     14.19        19.14      3,967.93

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.74         8.38          0.00
                                                      2006      8.38       317.75          8.84

Oppenheimer Global Equity Division/(c)/.............. 2004     12.21        14.03          0.00
                                                      2005     14.03        15.95         47.74
                                                      2006     15.95        18.19        498.93

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.79        10.86        798.68

PIMCO Total Return Division/(c)/..................... 2004     11.44        11.81        440.45
                                                      2005     11.81        11.84      8,179.04
                                                      2006     11.84        12.13      7,447.36

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.08      $  4.24          0.00
                                                          2005      4.24         4.61          0.00
                                                          2006      4.61         4.76          0.00

Russell 2000(R) Index Division/(c)/...................... 2004     13.03        14.86         96.62
                                                          2005     14.86        15.19         94.04
                                                          2006     15.19        17.51        342.50

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.80        11.66          0.00
                                                          2005     11.66        12.15          0.00
                                                          2006     12.15        13.45          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.15         6.95          0.00
                                                          2005      6.95         7.81          0.00
                                                          2006      7.81         8.12          0.00

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.85        12.59          0.00
                                                          2005     12.59        13.66          0.00
                                                          2006     13.66        13.88          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.62        18.60          0.00
                                                          2005     18.60        18.70      2,194.07
                                                          2006     18.70        19.22        322.63

Western Asset Management U.S Government Division/(c)/.... 2004     14.56        14.85          0.00
                                                          2005     14.85        14.76          0.00
                                                          2006     14.76        15.03        822.64

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.10          0.00
                                                          2006     11.10        12.59          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.25          0.00
                                                          2006     10.25        10.74          0.00

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.47          0.00
                                                          2006     10.47        11.23          0.00

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.70          0.00
                                                          2006     10.70        11.73          0.00

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.93          0.00
                                                          2006     10.93        12.23      9,597.98

American Funds at 2.25 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.73        14.33        920.46

American Funds Global Small Capitalization Division/(c)/. 2004     15.60        18.44          0.00
                                                          2005     18.44        22.60          0.00
                                                          2006     22.60        27.41        179.50

American Funds Growth Division/(c)/...................... 2004     97.44       107.17         37.63
                                                          2005    107.17       121.76        640.42
                                                          2006    121.76       131.22        702.00

American Funds Growth-Income Division/(c)/............... 2004     75.83        81.83         65.02
                                                          2005     81.83        84.68         64.95
                                                          2006     84.68        95.39        284.87

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.54      $ 14.12          0.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.42        13.06          0.00
                                                         2002     13.06        10.32          0.00
                                                         2003     10.32        15.47      7,432.78
                                                         2004     15.47        18.25      1,724.22
                                                         2005     18.25        22.34        529.95
                                                         2006     22.34        27.06        225.68

American Funds Growth Division/(c)/..................... 2001    106.37        96.00          0.00
                                                         2002     96.00        70.80          0.00
                                                         2003     70.80        94.57      6,362.14
                                                         2004     94.57       103.86        308.48
                                                         2005    103.86       117.82         44.81
                                                         2006    117.82       126.79          0.00

American Funds Growth-Income Division/(c)/.............. 2001     74.63        71.41          0.00
                                                         2002     71.41        56.92          0.00
                                                         2003     56.92        73.60      4,976.20
                                                         2004     73.60        79.30        207.31
                                                         2005     79.30        81.94        148.26
                                                         2006     81.94        92.17        446.02

BlackRock Aggressive Growth Division/(c)/............... 2004     29.29        32.29          0.00
                                                         2005     32.29        34.87          0.00
                                                         2006     34.87        36.30          0.00

BlackRock Bond Income Division/(a)/..................... 2004     36.31        37.40          0.00
                                                         2005     37.40        37.36          0.00
                                                         2006     37.36        38.04          0.00

BlackRock Diversified Division.......................... 2004     30.36        32.57          0.00
                                                         2005     32.57        32.75          0.00
                                                         2006     32.75        35.30          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     49.83        54.68          0.00
                                                         2005     54.68        55.24          0.00
                                                         2006     55.24        61.48          0.00

BlackRock Large Cap Value Division...................... 2004     10.51        11.52          0.00
                                                         2005     11.52        11.90          0.00
                                                         2006     11.90        13.86          0.00

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     21.39        23.30        607.12
                                                         2005     23.30        24.33          0.00
                                                         2006     24.33        24.71          0.00

BlackRock Money Market Division/(f)/.................... 2004     18.42        18.25        283.74
                                                         2005     18.25        18.32          0.00
                                                         2006     18.32        18.73          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.59       $17.44        0.00
                                                  2005     17.44        17.72        0.00
                                                  2006     17.72        74.10       20.18

Cyclical Growth ETF Division/(k)/................ 2006     10.65        11.29        0.00

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.46        11.04        0.00

Davis Venture Value Division/(c)/................ 2004     26.35        28.20        0.00
                                                  2005     28.20        30.33        0.00
                                                  2006     30.33        33.90        0.00

FI International Stock Division/(c)/............. 2004     10.58        12.01        0.00
                                                  2005     12.01        13.82        0.00
                                                  2006     13.82        15.70        0.00

FI Large Cap Division/(k)/....................... 2006     15.74        15.83        0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     13.78        15.43        0.00
                                                  2005     15.43        16.09        0.00
                                                  2006     16.09        17.55        0.00

FI Value Leaders Division/(d)/................... 2004     20.95        23.50        0.00
                                                  2005     23.50        25.38        0.00
                                                  2006     25.38        27.71        0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.58         9.45        0.00
                                                  2005      9.45         9.65        0.00
                                                  2006      9.65        10.35        0.00

Harris Oakmark Focused Value Division/(c)/....... 2004     27.43        29.59        0.00
                                                  2005     29.59        31.75        0.00
                                                  2006     31.75        86.12       34.82

Harris Oakmark International Division/(d)/....... 2004     11.77        13.59        0.00
                                                  2005     13.59        15.18        0.00
                                                  2006     15.18        19.12        0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.58        12.42        0.00
                                                  2005     12.42        11.95        0.00
                                                  2006     11.95        13.77        0.00

Jennison Growth Division/(c) (g)/................ 2005      3.89         4.65        0.00
                                                  2006      4.65         4.66        0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.08         4.23        0.00
                                                  2005      4.23         3.85        0.00

Lazard Mid-Cap Division/(d)/..................... 2004     12.29        13.19        0.00
                                                  2005     13.19        13.94        0.00
                                                  2006     13.94        15.63        0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.42         6.94        0.00
                                                  2005      6.94         7.71        0.00
                                                  2006      7.71         7.41        0.00

Legg Mason Value Equity/(c) (l)/................. 2006      8.81         9.39        0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.36      $  8.12          0.00
                                                      2005      8.12         8.49          0.00
                                                      2006      8.49         8.85          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     11.84        12.12      1,283.14
                                                      2005     12.12        12.07      1,330.12
                                                      2006     12.07        12.25      2,296.73

Loomis Sayles Small Cap Division/(c)/................ 2004     21.50        24.23          0.00
                                                      2005     24.23        25.27          0.00
                                                      2006     25.27        28.77          0.00

Lord Abbett Bond Debenture Division/(b)/............. 2004     14.90        15.78          0.00
                                                      2005     15.78        15.66          0.00
                                                      2006     15.66        16.72          0.00

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.11        11.84          0.00
                                                      2005     11.84        12.54          0.00
                                                      2006     12.54        14.00          0.00

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.28        12.56          0.00
                                                      2005     12.56        13.76        223.42
                                                      2006     13.76        14.77        317.65

MetLife Stock Index Division/(c)/.................... 2004     30.10        32.43        163.69
                                                      2005     32.43        33.10        955.25
                                                      2006     33.10        37.28      1,267.67

MFS Research International Division/(c)/............. 2004      9.48        10.82          0.00
                                                      2005     10.82        12.32          0.00
                                                      2006     12.32        15.25          0.00

MFS Total Return Division/(i)/....................... 2004     31.81        34.39          0.00
                                                      2005     34.39        34.59          0.00
                                                      2006     34.59        37.86          0.00

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.12        10.55          0.00
                                                      2005     10.55        11.65        721.69
                                                      2006     11.65        14.29        838.39

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     17.71        20.54          0.00
                                                      2005     20.54        22.48          0.00
                                                      2006     22.48       184.65         24.45

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.76          0.00
                                                      2005     12.76        14.13          0.00
                                                      2006     14.13        19.01        388.07

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.66         8.27          0.00
                                                      2006      8.27         8.71          0.00

Oppenheimer Global Equity Division/(c)/.............. 2004     11.99        13.76          0.00
                                                      2005     13.76        15.60          0.00
                                                      2006     15.60        17.75          0.00

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.71        10.76          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.35      $ 11.69          0.00
                                                          2005     11.69        11.69          0.00
                                                          2006     11.69        11.95          0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.05         4.19          0.00
                                                          2005      4.19         4.55          0.00
                                                          2006      4.55         4.69          0.00

Russell 2000(R) Index Division/(c)/...................... 2004     12.85        14.63          0.00
                                                          2005     14.63        14.92        138.96
                                                          2006     14.92        17.16        136.11

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.65        11.48          0.00
                                                          2005     11.48        11.94          0.00
                                                          2006     11.94        13.17          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.10         6.88          0.00
                                                          2005      6.88         7.71          0.00
                                                          2006      7.71         8.01          0.00

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.64        12.34          0.00
                                                          2005     12.34        13.36          0.00
                                                          2006     13.36        13.54          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.20        18.14          0.00
                                                          2005     18.14        18.19          0.00
                                                          2006     18.19        18.64         80.44

Western Asset Management U.S Government Division/(c)/.... 2004     14.22        14.48          0.00
                                                          2005     14.48        14.35          0.00
                                                          2006     14.35        14.58          0.00

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.08          0.00
                                                          2006     11.08        12.53          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.24          0.00
                                                          2006     10.24        10.70          0.00

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.45     10,357.79
                                                          2006     10.45        11.18      9,265.11

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.68          0.00
                                                          2006     10.68        11.68          0.00

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.91          0.00
                                                          2006     10.91        12.18     23,530.70

American Funds at 2.50 Separate Account Charge:

American Funds Bond Division/(k)/........................ 2006     13.42        13.99          0.00

American Funds Global Small Capitalization Division/(c)/. 2004     15.38        18.13          0.00
                                                          2005     18.13        22.17          0.00
                                                          2006     22.17        26.82        114.70

American Funds Growth Division/(c)/...................... 2004     92.71       101.71          0.00
                                                          2005    101.71       115.27          0.00
                                                          2006    115.27       123.92         36.11

American Funds Growth-Income Division/(c)/............... 2004     72.15        77.66          0.00
                                                          2005     77.66        80.17          0.00
                                                          2006     80.17        90.08         66.47

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82        366.37

American Funds Global Small Capitalization Division/(c)/ 2001     13.64        13.30          0.00
                                                         2002     13.30        10.56      6,440.52
                                                         2003     10.56        15.91     26,264.88
                                                         2004     15.91        18.87     32,210.40
                                                         2005     18.87        23.21     34,001.23
                                                         2006     23.21        28.26     37,575.75

American Funds Growth Division/(c)/..................... 2001    116.04       104.94          0.00
                                                         2002    104.94        77.78      6,100.79
                                                         2003     77.78       104.42     15,014.89
                                                         2004    104.42       115.25     20,010.20
                                                         2005    115.25       131.40     21,095.03
                                                         2006    131.40       142.11     14,704.81

American Funds Growth-Income Division/(c)/.............. 2001     81.41        78.06          0.00
                                                         2002     78.06        62.54      7,458.73
                                                         2003     62.54        81.26     22,882.90
                                                         2004     81.26        88.00     19,915.47
                                                         2005     88.00        91.38     18,399.97
                                                         2006     91.38       103.30     16,270.03

BlackRock Aggressive Growth Division/(c)/............... 2004     31.73        35.10         22.87
                                                         2005     35.10        38.09         20.44
                                                         2006     38.09        39.85          0.00

BlackRock Bond Income Division/(a)/..................... 2004     40.27        41.62          0.00
                                                         2005     41.62        41.78          0.00
                                                         2006     41.78        42.76          0.00

BlackRock Diversified Division.......................... 2004     33.19        35.73        597.48
                                                         2005     35.73        36.10        533.89
                                                         2006     36.10        39.11          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     55.31        60.89          0.00
                                                         2005     60.89        61.82          0.00
                                                         2006     61.82        69.16          0.00

BlackRock Large Cap Value Division...................... 2004     10.61        11.68          0.00
                                                         2005     11.68        12.12          0.00
                                                         2006     12.12        14.18          0.00

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.43        24.52        594.47
                                                         2005     24.52        25.72          8.05
                                                         2006     25.72        54.54         26.26

BlackRock Money Market Division/(f)/.................... 2004     20.43        20.31          0.00
                                                         2005     20.31        20.48          0.00
                                                         2006     20.48        21.05          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.89       $17.84        0.00
                                                  2005     17.84        18.21        0.00
                                                  2006     18.21        20.84        0.00

Cyclical Growth ETF Division/(k)/................ 2006     10.68        11.36        0.00

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.49        11.11        0.00

Davis Venture Value Division/(c)/................ 2004     27.63        29.67        0.00
                                                  2005     29.67        32.07       30.21
                                                  2006     32.07        44.60       36.03

FI International Stock Division/(c)/............. 2004     11.29        12.87        0.00
                                                  2005     12.87        14.87        0.00
                                                  2006     14.87        16.98        0.00

FI Large Cap Division/(k)/....................... 2006     16.52        16.67        0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     14.29        16.05        0.00
                                                  2005     16.05        16.82        0.00
                                                  2006     16.82        18.44        0.00

FI Value Leaders Division/(d)/................... 2004     22.14        24.91        0.00
                                                  2005     24.91        27.04        0.00
                                                  2006     27.04        29.67        0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.71         9.63        0.00
                                                  2005      9.63         9.87        0.00
                                                  2006      9.87        10.65        0.00

Harris Oakmark Focused Value Division/(c)/....... 2004     28.98        31.37        0.00
                                                  2005     31.37        33.82       28.78
                                                  2006     33.82        43.02       37.28

Harris Oakmark International Division/(d)/....... 2004     11.92        13.81        0.00
                                                  2005     13.81        15.50        0.00
                                                  2006     15.50        19.63        0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.90        12.81        0.00
                                                  2005     12.81        12.38        0.00
                                                  2006     12.38        14.34        0.00

Jennison Growth Division/(c) (g)/................ 2005      3.99         4.79        0.00
                                                  2006      4.79         4.82        0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.16         4.33        0.00
                                                  2005      4.33         3.95        0.00

Lazard Mid-Cap Division/(d)/..................... 2004     12.45        13.41        0.00
                                                  2005     13.41        14.24        0.00
                                                  2006     14.24        40.31       16.05

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.53         7.08        0.00
                                                  2005      7.08         7.90        0.00
                                                  2006      7.90         7.63        0.00

Legg Mason Value Equity/(c) (l)/................. 2006      9.12         9.76        0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.55      $  8.35          0.00
                                                      2005      8.35         8.77          0.00
                                                      2006      8.77         9.16          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.17        12.50         58.64
                                                      2005     12.50        12.51        855.95
                                                      2006     12.51        12.76      1,339.25

Loomis Sayles Small Cap Division/(c)/................ 2004     22.61        25.56          0.00
                                                      2005     25.56        26.79          0.00
                                                      2006     26.79        30.65          0.00

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.51        16.48         92.03
                                                      2005     16.48        16.44        201.19
                                                      2006     16.44       183.25         17.63

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.26        12.03          0.00
                                                      2005     12.03        12.80          0.00
                                                      2006     12.80        14.37          0.00

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.49        12.84          0.00
                                                      2005     12.84        14.14        176.38
                                                      2006     14.14        15.26        257.83

MetLife Stock Index Division/(c)/.................... 2004     32.28        34.90          0.00
                                                      2005     34.90        35.80        761.21
                                                      2006     35.80        40.52        886.76

MFS Research International Division/(c)/............. 2004      9.63        11.03          0.00
                                                      2005     11.03        12.63         78.00
                                                      2006     12.63       188.04         15.70

MFS Total Return Division/(i)/....................... 2004     34.63        37.57        720.93
                                                      2005     37.57        37.98      2,111.55
                                                      2006     37.98        41.77      3,022.66

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.38        10.88        151.41
                                                      2005     10.88        12.08        784.62
                                                      2006     12.08        14.89        669.32

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.20        21.19          0.00
                                                      2005     21.19        23.30          0.00
                                                      2006     23.30        25.46          0.00

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.80     12,631.57
                                                      2005     12.80        14.25     20,958.59
                                                      2006     14.25        19.27     32,445.59

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.83         8.48          0.00
                                                      2006      8.48         8.97      1,330.91

Oppenheimer Global Equity Division/(c)/.............. 2004     12.43        14.31          0.00
                                                      2005     14.31        16.31          0.00
                                                      2006     16.31        18.65          0.00

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.88        10.96          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.53      $ 11.92          0.00
                                                          2005     11.92        11.98          0.00
                                                          2006     11.98        12.31          0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.12         4.28          0.00
                                                          2005      4.28         4.67     12,268.89
                                                          2006      4.67         4.83     12,506.14

Russell 2000(R) Index Division/(c)/...................... 2004     13.21        15.09          0.00
                                                          2005     15.09        15.47        159.60
                                                          2006     15.47        17.87        291.07

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.95        11.84          0.00
                                                          2005     11.84        12.37          0.00
                                                          2006     12.37        13.72          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.20         7.02          0.00
                                                          2005      7.02         7.90          0.00
                                                          2006      7.90         8.24          0.00

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.07        12.84          0.00
                                                          2005     12.84        13.97          0.00
                                                          2006     13.97        14.22          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.04        19.08          0.00
                                                          2005     19.08        19.23        366.89
                                                          2006     19.23        19.81        397.25

Western Asset Management U.S Government Division/(c)/.... 2004     14.91        15.23        239.72
                                                          2005     15.23        15.18        933.66
                                                          2006     15.18        15.50        916.62

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.12          0.00
                                                          2006     11.12        12.64          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.27          0.00
                                                          2006     10.27        10.79      4,443.93

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.49          0.00
                                                          2006     10.49        11.28     68,841.14

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.72      2,546.27
                                                          2006     10.72        11.78     22,134.36

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.94          0.00
                                                          2006     10.94        12.28     46,956.99

American Funds at 2.00 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.04        14.68          0.00

American Funds Global Small Capitalization Division/(c)/. 2004     15.82        18.75          0.00
                                                          2005     18.75        23.04         42.87
                                                          2006     23.04        28.01         58.25

American Funds Growth Division/(c)/...................... 2004    102.41       112.92          0.00
                                                          2005    112.92       128.61         30.26
                                                          2006    128.61       138.96         46.32

                                                BEGINNING OF               NUMBER OF
                                                    YEAR     END OF YEAR  ACCUMULATION
                                                ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                  ---- ------------ ------------ ------------
American Funds Growth-Income Division/(c)/ 2004    $79.70      $ 86.22        0.00
                                           2005     86.22        89.45       32.66
                                           2006     89.45       101.01       47.81

--------
/(a) /The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
/(b)/ The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
/(c)/ Inception date: August 3, 2001.
/(d)/ Inception date: May 1, 2002.
/(e)/ The assets of the Janus Growth Division were merged into the Janus
      Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
/(f)/ Inception date: May 1, 2003.
/(g)/ The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
/(h)/ The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
/(i)/ Inception date: May 1, 2004.
/(j)/ Inception date: May 1, 2005.
/(k)/ Inception date: May 1, 2006.
/(l)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS


         (To be filed by amendment)

            Metropolitan Life Separate Account E
               Independent Registered Public Accounting Firm's Report




           Financial Statements for the Years

               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements


            Metropolitan Life Insurance Company
               Independent Registered Public Accounting Firm's Report




            Financial Statements for the Years

               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) EXHIBITS

      (1)      -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Not applicable.

        (b)    -- Form of Metropolitan Life Insurance Company Sales
                  Agreement.(13)
        (b)(i) -- Form of Retail Sales Agreement (MLIDC Retail Sales
                  Agreement 7-1-05)(LTC). (13)
        (c)    -- Participation Agreement--New England Zenith Fund. (3)
        (d)    -- Participation Agreement--American Funds Insurance Series. (2)

        (e)    -- Participation Agreement--Met Investors Series Trust. (4)

        (f)    -- Participation Agreement--Metropolitan Series Fund. (16)


     (4)       -- Form of Deferred Annuity Contract. (2)

        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02). (5)
        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (5)
        (c) -- Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02). (6)
        (d)    -- SIMPLE Individual Retirement Annuity Endorsement.
                  Form: ML-439.1 (9/02). (5)
        (e)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (5)
        (f) -- Guaranteed Minimum Income Benefit Rider--Living Benefit ML-560-1 (03/03). (10)
        (g)    -- Guaranteed Withdrawal Benefit Rider. (9)
        (h)    -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (6)
        (i)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (6)
        (j)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (9)
        (k)    -- Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB (11/05)
                  E. (10)
        (l) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (10)
        (m) -- Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1 (11/05). (10)
        (n) -- Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05) (Enhanced). (10)
        (o)    -- Lifetime Withdrawal Guarantee Benefit Rider. Form
                  MLI-690-1.24 (7/04). (12)
           (i) -- Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4 (11/05). (12)

        (p)    -- Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4 (4/08).
                  (17)
           (i) -- Lifetime Guaranteed Withdrawal Benefit - Contract Schedule.
                  (18)
        (q) -- Guaranteed Minimum Income Benefit Rider - Living Benefit - ML-560-4 (4/08). (17)
           (i) -- Guaranteed Minimum Income Benefit - Contract Schedule. (18)
        (r)    -- Guaranteed Minimum Death Benefit (GMDB)Rider ML-640-1
                  (4/08). (17)
           (i) -- Guaranteed Minimum Death Benefit - Contract Schedule. (18)

     (5)       -- Application Form for the Deferred Annuity. (2)

     (5)(a)    -- Variable Annuity Application Preference Plus Select(R) PPS APP
                  (06/06)LWG (04/07) with Arizona Free Look and:

                  . Required Information PPS ADMIN (04/07) eF
                  . Statement of Client Information SOCI-VA (04/07) eF
                  . Compensation Disclosure Notice MPL 1651-000 COMPDISC-ADG
                    (08/06) eF
                  . Customer Privacy Notice ANN CPN(01/05) eF
                  . Opting Out of Information Sharing ANN OPT OUT (01/05)
                    eF. (15)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)


        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(8)


     (7)       -- Not applicable.


     (8)       -- Automatic Reinsurance Agreement between Metropolitian Life
                  Insurance Company and Exeter Reassurance Company, LTD. effective October 1, 2004. Agreement No. 17258. (6)


     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(2)

    (10)       -- Consent of Independent Registered Public Accounting Firm. (To
                  be filed by amendment.)

    (11)       -- Not applicable.
    (12)       -- Not applicable.

    (13)(a)    -- Powers of Attorney.(14)

------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001.


3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002.



5. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003.


6. Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.


7. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.


8. Filed with this Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008.


9. Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.


10. Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.


11. Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.


12. Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006.


13. Filed with Post-Effective Amendment No. 13 to this Registration Statement on April 25, 2006.



14. Filed with Post-Effective Amendment No. 14 to this Registration Statement on April 17, 2007. Power of Attorney for C. Robert Henrikson, Curtis H. Burnette, Burton A. Dole, Jr., Cheryl W. Grise, R. Glenn Hubbard, James R. Houghton, Harry P. Kamen, Helene L. Kaplan, John M. Keane, James M.Kilts, Charles M Leighton, Sylvia M. Mathews, Hugh B.Price, David Satcher,
    Kenton J.Sicchitano, William C. Steere, William J.Wheeler and James J. Prochaska, Jr.


15. Filed with Post Effective Amendment No. 15 to this Registration Statement on July 12, 2007.


16. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on September 10, 2007.


17. Filed herewith.


18. To be filed by amendment.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.




                                   PRINCIPAL OCCUPATION &           POSITIONS AND OFFICES
          NAME                        BUSINESS ADDRESS                 WITH DEPOSITOR
          ----                     ----------------------           ---------------------
Sylvia Mathews Burwell... President, Global Development Program     Director
                          and Executive Director,
                          The Bill & Melinda Gates
                          Foundation,
                          1551 Eastlake Avenue East,
                          Seattle, WA 98102.

Burton A. Dole, Jr....... Retired Chairman,                         Director
                          Nellcor Puritan Bennett,
                          Pauma Valley Country Club
                          15835 Pauma Valley Drive
                          Pauna Valley, CA 92061.

Cheryl W. Grise.......... Retired Executive Vice President,         Director
                          Utility Group
                          Northeast Utilities
                          24 Stratford Rd.
                          West Hartford, CT 06117

C. Robert Henrikson...... Chairman of the Board,                    Chairman of the Board, President
                          President and Chief                       and Chief Executive Officer
                          Executive Officer, MetLife, Inc.
                          and Metropolitan Life Insurance Company,
                          200 Park Avenue
                          New York, NY 10166

James R. Houghton........ Chairman Emeritus                         Director
                          Corning Incorporated,
                          80 E. Market Street
                          Suite 201
                          Corning, NY 14830.

R. Glenn Hubbard......... Dean and Russell L Carson Professor of    Director
                          Finance and Economics,
                          Graduate School of Business,
                          Columbia University,
                          Uris Hall, Room 101,
                          3022 Broadway
                          New York, NY 10027-6902

Helene L. Kaplan......... Of Counsel, Skadden, Arps, Slate,         Director
                          Meagher and Flom, LLP,
                          Four Times Square,
                          New York, NY 10036.

John M. Keane............ General (Retired),                        Director
                          United States Army,
                          2020 K Street N.W.
                          Suite 300
                          Washington, D.C. 20006

James M. Kilts .......... Partner,                                  Director
                          Centerview Partners Management, LLC
                          16 School Street
                          Rye, NY 10580

Charles M. Leighton...... Retired Chairman and Chief                Director
                          Executive Officer,
                          CML Group, Inc.
                          Executive Director
                          U.S. Sailing
                          15 Maritime Drive
                          Portsmouth, RI 02871

Hugh B. Price............ Senior Fellow                             Director
                          Brookings Institution,
                          21 Tenor Drive,
                          New Rochelle, NY 10804

David Satcher............ Professor of Family Medicine and          Director
                          Community Health, Director of Center
                          of Excellence on Health Disparity,
                          Morehouse School of Medicine,
                          720 Westview Drive, SW
                          Suite 238
                          Atlanta, GA 30310-1495

Kenton J. Sicchitano..... Retired Global Managing Partner,          Director
                          PricewaterhouseCoopers LLP,
                          25 Phillips Road,
                          Natick, MA 01760.

William C. Steere, Jr.... Chairman of the Board,                    Director
                          Pfizer, Inc.,
                          235 East 42nd Street, 22nd Floor,
                          New York, NY 10017.




     Set forth below is a list of the executive officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.




       NAME OF OFFICER              POSITION WITH METROPOLITAN LIFE
       ---------------              -------------------------------
C. Robert Henrikson ...... Chairman of the Board, President and Chief Executive
                           Officer
William J. Toppeta........ President, International
William J. Mullaney....... President Institutional Business
Lisa M. Weber............. President, Individual Business
Catherine A. Rein......... Senior Executive Vice President and Chief
                            Administrative Officer
Steven L. Sheinheit....... Executive Vice President and Chief
                            Information Officer
James L. Lipscomb......... Executive Vice President and General
                           Counsel
Steven A Kandarian........ Executive Vice President and Chief Investment Officer
Joseph J. Prochaska....... Executive Vice President and Chief Accounting Officer
William J. Wheeler........ Executive Vice President and Chief Financial Office
Joseph A. Reali........... Senior Vice President and Tax Director
Karl Erhardt.............. Vice President and Acting General Auditor

Eric T. Steigerwalt....... Senior Vice President and Treasurer

Gwenn L. Carr............. Senior Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      20. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      21.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        20.   Bond Trust Account A (MA)

        21.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 9% General Partnership interest is held by Metropolitan Asset Management Corporation and 90% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 78.5% Limited Partnership interest is held by Metropolitan Life Insurance Company and 20.5% Limited Partnership interest is held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

            e) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      23.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52.8% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia/Canada)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)

      41. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT) 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    Metropolitan Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

CC.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.



        As of January 31, 2008 Non-Qualified: *
Qualified: *

* To be filed by amendment.

ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) MetLife Investors Distribution Company is the principal underwriter of the following investment companies (other than the Registrant):

          Met Investors Series Trust
          MetLife Investors USA Variable Life Account A
          MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Annuity Account Five
          MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Acocunt Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          MetLife of CT Fund U for Variable Annuities
          MetLife of CT Fund BD for Variable Annuities
          MetLife of CT Fund BD II for Variable Annuities
          MetLife of CT Fund BD III for Variable Annuities
          MetLife of CT Fund BD IV for Variable Annuities
          MetLife of CT Fund ABD for Variable Annuities
          MetLife of CT Fund ABD II for Variable Annuities
          MetLife of CT Separate Account PF for Variable Annuities
          MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities
          MetLife of CT Separate Account QPN for Variable Annuities
          MetLife of CT Separate Account TM for Variable Annuities
          MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities
          MetLife of CT Separate Account Six for Variable Annuities
          MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities
          MetLife of CT Separate Account Ten for Variable Annuities
          MetLife of CT Fund UL for Variable Life Insurance
          MetLife of CT Fund UL II for Variable Life Insurance
          MetLife of CT Fund UL III for Variable Life Insurance
          MetLife of CT Variable Life Insurance Separate Account One
          MetLife of CT Variable Life Insurance Separate Account Two
          MetLife of CT Variable Life Insurance Separate Account Three Metropolitan Life Variable Annuity Separate Account I
          Metropolitan Life Variable Annuity Separate Account II
          MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities MetLife of CT Separate Account Thirteen for Variable Annuities MetLife of CT Separate Account Fourteen for Variable Annuities MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
          MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
          Metropolitan Life Separate Account E
          Metropolitan Life Separate Account UL
          Metropolitan Tower Life Separate Account One
          Metropolitan Tower Life Separate Account Two
          Metropolitan Life Separate Account UL
          Paragon Separate Account A
          Paragon Separate Account B
          Paragon Separate Account C
          Paragon Separate Account D


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

                                        POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS     UNDERWRITER
-----------------------------------     -----------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales
10 Park Avenue                          Manager-Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President,
Investment                              Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President,
National                                Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President and Chief
Financial                               Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Broker/Dealers
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel
5 Park Plaza                            Head-Wirehouse
Suite 1900
Irvine, CA 92614

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel
1 MetLife Plaza                         Head-Planners
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel
501 Boylston Street                     Head-Banks
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Independent Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel
1 MetLife Plaza                         Head-National Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Allen                             Assistant Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Leo R. Brown                            Assistant Vice President
27-01 Queens Plaza North
Long Island City, NY 11101

Gregory M. Harrison                     Assistant Vice President
27-01 Queens Plaza North
Long Island City, NY 11101

James W. Koeger                         Assistant Treasurer
13045 Tesson Ferry Road
St. Louis, MO 63128

Jonnie L. Crawford                      Assistant Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c)

                (1)                                           (2)

    NAME OF PRINCIPAL UNDERWRITER                NET UNDERWRITING DISCOUNTS AND
 Metropolitan Life Insurance Company                      COMMISSIONS
                                                              N/A


                (3)                                           (4)

   COMPENSATION ON REDEMPTION OR                      BROKERAGE COMMISSIONS
           ANNUITIZATION

                                                          $134,856.87
           $12,366,708.82
        (Withdrawal Charges)


                (5)

           COMPENSATION


          $93,294,925.98
     (Separate Account Charge)

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES




    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this day of January 16, 2008.


                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Products and
                                                   Regulation


                              Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Products and
                                                   Regulation

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




              Signature                          Title                    Date
              ---------                          -----                    ----

                 * Chairman, President and Chief Executive ______________________________________ Officer and Director
          C. Robert Henrikson

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
        Joseph J. Prochaska

                 *                     Director
______________________________________
          Sylvia Mathews Burwell

                 *                     Director
______________________________________
         Burton A. Dole, Jr.

                                       Director
_______________________________________
          Cheryl W. Grise


                 *                     Director
______________________________________
          James R. Houghton


                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
           Helene L. Kaplan

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Charles M. Leighton

                 *                     Director
______________________________________
           Hugh B. Price

                 *                     Director
______________________________________
           David Satcher

                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       William C. Steere, Jr.

 /s/ Myra L. Saul, Esq.                                       January 16, 2008


*By: _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact